                                                                American General
                                                                Series Portfolio
                                                                       Company 2




                                 Annual Report
                                                                October 31, 1999




                                                              AMERICAN
                                                                 GENERAL
                                                                 FINANCIAL GROUP

  AMERICAN GENERAL SERIES PORTFOLIO COMPANY 2 - ANNUAL REPORT OCTOBER 31, 1999

TABLE OF CONTENTS

President's Letter..........................................................   1
Stock Index Fund............................................................   6
Mid Cap Index Fund..........................................................  14
Small Cap Index Fund........................................................  21
International Growth Fund...................................................  35
Large Cap Growth Fund.......................................................  38
Mid Cap Growth Fund.........................................................  43
Small Cap Growth Fund.......................................................  46
International Value Fund....................................................  51
Large Cap Value Fund........................................................  55
Mid Cap Value Fund..........................................................  59
Small Cap Value Fund........................................................  62
Socially Responsible Fund...................................................  73
Balanced Fund...............................................................  79
High Yield Bond Fund........................................................  83
Strategic Bond Fund.........................................................  87
Domestic Bond Fund..........................................................  90
Core Bond Fund..............................................................  93
Municipal Bond Fund.........................................................  97
Money Market Fund........................................................... 100
Municipal Money Market Fund................................................. 103
Growth Lifestyle Fund....................................................... 106
Moderate Growth Lifestyle Fund.............................................. 108
Conservative Growth Lifestyle Fund.......................................... 110
Notes to Financial Statements............................................... 112
Financial Highlights........................................................ 116
Report of Independent Auditors.............................................. 124

--------------------------------------------------------------------------------

                              PRESIDENT'S LETTER                 1
Dear Valued Shareholders,
October 31, 1999 marks the end of the first fiscal year for the American General Series Portfolio Company 2 (AGSPC 2). The 23 funds that make up AGSPC 2 were chosen to represent appropriate options necessary for you to build a diversified portfolio. The funds you choose need to work together in order to build an investment strategy appropriate for your individual financial time-horizons. As an investor in AGSPC 2, you are able to tap into the expertise of an elite group of investment managers and we are committed to providing strict oversight to help keep your investment strategy on track. Disciplined investment management is critical when building a diversified portfolio and our commitment to providing consistent performance is reflected in the returns for these 23 funds. The fund specific returns are presented in chart format on pages 3-5 of the President's Letter.

MARKET CONDITIONS
As investment operations began last fall, world markets were barely beginning to recover after being derailed by financial crises in Asia, Russia and parts of Latin America. By early January, it was clear that the global economy would not melt down and the broad U.S. stock market began to improve significantly. Likewise, stock prices worldwide followed suit. Interest rates began to rise in response to increases in actual and expected economic growth. This, however, brought lower prices for bonds causing their total returns to languish.

As the fiscal year drew to a close, the U.S. economy, adjusted for inflation, continued to expand. The employment cost index, a key measure of wage and benefit costs to employers, rose only slightly allaying analysts' fears that a tight labor supply was creating inflationary pressure. The risk that wage gains could outstrip productivity gains was a factor the Federal Reserve Board cited in announcing its rate-tightening action. Additionally, consumer confidence dropped to a nine-month low during October but remained at historically high levels. Here analysts cited such factors as stock market volatility, rising interest rates, and higher energy prices for the decline. Even with the holiday season upon us, consumers are wary about both current conditions and what the future might bring.

In the U.S. for the year, large-cap stocks performed better than small stocks, and growth stocks outperformed value stocks. The Standard & Poor's (S&P) 500 Index, which is dominated by large-cap stocks, gained 25.67%, adjusted for distributions, for the 12 months, while the small-cap Russell 2000 Index trailed with a gain of 21.07%, adjusted for distributions. The Russell 1000 Growth Index, adjusted for distributions, returned 34.25% while the Russell 1000 Value Index, adjusted for distributions, lagged with a return of a mere 16.53%.

Though lackluster performance still haunts non-U.S. market places at the fiscal year-end, the international economies seem to be poised for further improvement. This could help non-U.S. equity markets next year. In Europe, analysts expect continued industry consolidation and a stronger euro. Inflation appears likely to remain low, but interest rates may rise modestly. In Japan, exports may be hurt by the yen's strength, and government support for the economy should be lower in the coming months. Analysts anticipate seeing the Japanese market consolidate this year's gains. Elsewhere in Asia, economies are expected to improve further, but macroeconomic and company restructuring will probably occur at a slower pace. Latin America remains sensitive to interest rates because of its high capital needs, but the region's economic outlook is better.

The benchmarks which reflect the overall performance of the international market are the Morgan Stanley Capital International EAFE Index and the Salomon Brothers Primary Market Index. The EAFE returned 25.14% for the fiscal year, adjusted for distributions, while the SBPM Index returned 25.58%, adjusted for distributions, for the same period.

INVESTMENT OBJECTIVES RECAP
The end of the fiscal year offers the opportunity to recap the investment objective of each fund within AGSPC 2 for our investors. Annually, we will review the objectives that guide the investment teams in the day-to-day business of investing your assets. As you are aware, the investment professionals were carefully chosen and are regularly monitored in an effort to present a complete array of investment options for your individual portfolio asset allocation strategies. Listed below are the investment options available through AGSPC 2. We begin with those that generally offer higher performance results in exchange for higher inherent investment risks. We end with those that generally have lower performance results but lower inherent investment risks.

AGSPC 2 GROWTH FUNDS
American General International Growth Fund, sub-managed by an investment team at Jacobs Asset Management, seeks to provide long-term capital appreciation by investing in equity securities of non-U.S. companies, the majority of which are expected to be in developed markets. The Fund may invest across the capitalization spectrum, although it intends to emphasize smaller capitalization stocks.

American General International Value Fund, sub-managed by an investment team at Capital Guardian Trust Company, seeks to provide growth of capital and future income through investments primarily in securities of non-U.S. issuers and securities whose principal markets are outside of the United States.

American General Small Cap Index Fund, managed by an investment team at American General Corporation's wholly-owned subsidiary--VALIC (VALIC), seeks to replicate as closely as possible (before deduction of expenses) the total return of the Russell 2000 Index by investing in the common stock of companies included in the Index that are deemed representative of the diversification of the entire Index.

American General Small Cap Value Fund, splits the investment management responsibility between two investment management teams. An investment team at VALIC, provides a passive index style management for a portion of the portfolio while an investment team at Fiduciary Management Associates, Inc. provides active management for a portion. Within this structure, the Fund seeks maximum long-term return, consistent with reasonable risk to principal, by investing primarily in equity securities of small capitalization companies in terms of revenues and/or market capitalization.

American General Small Cap Growth Fund, sub-managed by an investment team at
J. P. Morgan Investment Management Inc., seeks to provide long-term growth from a portfolio of equity securities of small capitalization growth companies.

American General Mid Cap Growth Fund, sub-managed by an investment team at Brown Capital Management, Inc., seeks capital appreciation principally through investments in medium capitalization equity securities, such as common and preferred stocks and securities convertible into common stocks. Current income is a secondary objective.

American General Mid Cap Index Fund, managed by an investment team at VALIC, seeks to provide investment results that are similar to the performance of the S&P 400 Mid Cap Index. As a group, the investment results, before expenses, are expected to approximate the total return (the combination of capital changes and income) of selected common stocks that statistically reflect the Index.

American General Mid Cap Value Fund, sub-managed by an investment team at Neuberger Berman Management Inc., seeks capital growth through investment in equity securities of medium capitalization companies using a value-oriented investment approach.

-------------------------------------------------------------------------------

 2                       PRESIDENT'S LETTER CONTINUED

American General Large Cap Growth Fund, sub-managed by an investment team at Goldman Sachs Asset Management, seeks long-term growth of capital through a broadly diversified portfolio of equity securities of large cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary objective.

American General Stock Index Fund, managed by an investment team at VALIC, seeks to provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of common stocks publicly traded in the United States, as represented by the S&P 500 Index.

American General Large Cap Value Fund, sub-managed by an investment team at State Street Global Advisers, seeks to provide total returns that exceed over time the Russell 1000 Value Index through investment in equity securities.

American General Socially Responsible Fund, managed by an investment team at VALIC, seeks to obtain growth of capital through investment, primarily in equity securities, in companies which meet the social criteria established for the Fund.

AGSPC 2 LIFESTYLE FUNDS
American General Growth Lifestyle Fund, managed by an investment team at VALIC, seeks growth through investments in a combination of the AGSPC 2 funds. This Fund is suitable for investors seeking the potential for capital growth that a fund investing predominately in equity securities may offer.

American General Moderate Growth Lifestyle Fund, managed by an investment team at VALIC, seeks growth and current income through investments in a combination of the AGSPC 2 funds. This Fund is suitable for investors who wish to invest in equity securities, but who are not willing to assume the substantial market risks of the Growth Lifestyle Fund.

American General Conservative Growth Lifestyle Fund, managed by an investment team at VALIC, seeks current income and low to moderate growth of capital through investments in a combination of the AGSPC 2 funds. This Fund is suitable for investors who wish to invest in equity securities, but who are not willing to assume the market risks of either the Growth Lifestyle Fund or the Moderate Growth Lifestyle Fund.

AGSPC 2 BALANCED FUND
American General Balanced Fund, sub-managed by an investment team at Capital Guardian Trust Company, seeks a balance between conservation of principal and long-term capital growth and income through investment in fixed-income and equity securities.

AGSPC 2 INCOME FUNDS
American General High Yield Bond Fund, sub-managed by an investment team at American General Corporation's wholly-owned subsidiary--American General Investment Management, LP, (AGIM) seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of high yielding, high risk fixed-income securities.

American General Strategic Bond Fund, sub-managed by an investment team at AGIM, seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of income producing securities.

American General Core Bond Fund, sub-managed by an investment team at AGIM, seeks the highest possible total return consistent with conservation of capital through investments in medium to high quality fixed-income securities.

American General Domestic Bond Fund, sub-managed by an investment team at Capital Guardian Trust Company, seeks the highest possible total return consistent with conservation of capital through investments primarily in investment grade fixed-income securities and other income producing securities.

American General Municipal Bond Fund, sub-managed by an investment team at AGIM, seeks the highest possible total return consistent with conservation of capital through investments in fixed-income securities that are exempt from regular Federal income taxation.

AGSPC 2 STABILITY FUNDS
American General Money Market Fund, managed by an investment team at VALIC, seeks liquidity, protection of capital and current income through investments in short-term money market instruments.

American General Municipal Money Market Fund, sub-managed by an investment team at AGIM, seeks liquidity, protection of capital and current income through investments in short-term money market securities that are exempt from regular Federal income taxation.

As market volatility persists, long-term opportunities exist in diversifying investment portfolios. Momentum, confidence and liquidity can carry markets typically well beyond what analysts determine to be "fair value" by traditional value measures. History, however, also reminds investors that over time, the value of an asset must bear some relationship to future cash flows generated by that asset. While the timing of these changes is always uncertain, diversification is a strategy well suited to exactly this type of uncertainty. With this in mind, we pledge to continually monitor the investment expertise represented in the AGSPC 2 options. In this way we hope to supply you, the investor, with appropriate choices for every portfolio asset allocation strategy.

Thank you for your continued confidence in our ability to help invest your assets wisely.

              Sincerely,

              /s/ Alice T. Kane
              Alice T. Kane, President
              American General Series Portfolio Company 2

-------------------------------------------------------------------------------

                          PRESIDENT'S LETTER CONTINUED           3
FUND RETURNS AND TRACKING DIFFERENCES
For Fiscal Year Ended October 31, 1999

                                                  CLASS A
                           -----------------------------------------------------
                                                  (3)        (4)
                                                 Fund       Total
                                              Performance   Index
                                                Before      Return
                              (1)      (2)    Subtracting Including   Tracking
AGSPC 2 Fund/Relevant        Fund      Fund    Expenses   Reinvested Differences
Market Index               Return(a) Expenses  (1) + (2)  Dividends   (3) - (4)
-------------------------------------------------------------------------------
Stock Index Fund / S&P
500 Index................    24.36%    0.82%     25.18%     25.67%      (0.49)
Mid Cap Index Fund /
S&P Mid Cap 400..........    19.00     0.83      19.83      21.07       (1.24)
Small Cap Index Fund /
Russell 2000 Index.......    11.32     0.83      12.15      14.87       (2.72)
International Growth Fund
/ Salomon Smith Barney
Primary Market Index.....    15.03     1.40      16.43      25.58       (9.15)
Large Cap Growth Fund /
Russell 1000 Growth
Index....................    36.00     1.10      37.10      34.25        2.85
Mid Cap Growth Fund /
Russell MidCap Growth
Index....................     3.01     1.04       4.05      37.66      (33.61)
Small Cap Growth Fund /
Russell 2000 Growth
Index....................    41.80     1.40      43.20      29.28       13.92
International Value Fund
/ Salomon Smith Barney
Primary Market Index.....    44.22     1.29      45.51      25.58       19.93
Large Cap Value Fund /
Russell 1000 Value
Index....................    14.85     1.05      15.90      16.53       (0.63)
Mid Cap Value Fund /
Russell MidCap Value
Index....................    20.23     1.29      21.52       5.70       15.82
Small Cap Value Fund /
Russell 2000 Value
Index....................    (6.29)    1.23      (5.06)      0.72       (5.78)
Socially Responsible Fund
/ S&P 500 Index..........    22.53     0.80      23.33      25.67       (2.34)
Balanced Fund / Balanced
Blend(b).................    15.72     1.07      16.79      14.64        2.15
High Yield Bond Fund /
Salomon Smith Barney High
Yield Market Index.......     2.28     1.25       3.53       4.24       (0.71)
Strategic Bond Fund /
Lehman Brothers
Aggregate................     2.26     1.15       3.41       0.53        2.88
Domestic Bond Fund /
Lehman Brothers
Aggregate................    (1.34)    1.03      (0.31)      0.53       (0.84)
Core Bond Fund / Lehman
Brothers Aggregate.......    (0.52)    1.05       0.53       0.53           -
Municipal Bond Fund /
Lehman Brothers Seven
Through Long Municipal
Bond Index...............    (5.84)    1.05      (4.79)     (2.79)      (2.00)
Money Market Fund / 30
Day Certificate of
Deposit Primary Offering
Rate by New York City
Banks (NYC 30 Day CD
Rate)....................     4.54     0.80       5.34       4.38        0.96
Municipal Money Market
Fund.....................     2.18     1.05       3.23        N/A         N/A
Growth Lifestyle
Fund(c)..................    19.65     0.10      19.75      18.54        1.21
Moderate Growth Lifestyle
Fund(d)..................    15.20     0.10      15.30      15.02        0.28
Conservative Growth
Lifestyle Fund(e)........    12.30     0.10      12.40      12.32        0.08


                                                  CLASS B
                           -----------------------------------------------------
                                                  (3)        (4)
                                                 Fund       Total
                                              Performance   Index
                                                Before      Return
                              (1)      (2)    Subtracting Including   Tracking
AGSPC 2 Fund/Relevant        Fund      Fund    Expenses   Reinvested Differences
Market Index               Return(a) Expenses  (1) + (2)  Dividends   (3) - (4)
-------------------------------------------------------------------------------
Stock Index Fund / S&P
500 Index................   22.55%    1.57%     24.12%     25.67%      (1.55)%
Mid Cap Index Fund /
S&P Mid Cap 400..........   18.05     1.58      19.63      21.07       (1.44)
Small Cap Index Fund /
Russell 2000 Index.......   10.53     1.58      12.11      14.87       (2.76)
International Growth Fund
/ Salomon Smith Barney
Primary Market Index.....   14.00     2.15      16.15      25.58       (9.43)
Large Cap Growth Fund /
Russell 1000 Growth
Index....................   34.70     1.85      36.55      34.25        2.30
Mid Cap Growth Fund /
Russell MidCap Growth
Index....................    2.10     1.79       3.89      37.66      (33.77)
Small Cap Growth Fund /
Russell 2000 Growth
Index....................   40.40     2.15      42.55      29.28       13.27
International Value Fund
/ Salomon Smith Barney
Primary Market Index.....   42.70     2.04      44.74      25.58       19.16
Large Cap Value Fund /
Russell 1000 Value
Index....................   13.92      .80      15.72      16.53       (0.81)
Mid Cap Value Fund /
Russell MidCap Value
Index....................   18.71     2.04      20.75       5.70       15.05
Small Cap Value Fund /
Russell 2000 Value
Index....................   (7.09)    1.98      (5.11)      0.72       (5.83)
Socially Responsible Fund
/ S&P 500 Index..........   21.50     1.55      23.05      25.67       (2.62)
Balanced Fund / Balanced
Blend(b).................   14.42     1.82      16.24      14.64        1.60
High Yield Bond Fund /
Salomon Smith Barney High
Yield Market Index.......    1.53     2.00       3.53       4.24       (0.71)
Strategic Bond Fund /
Lehman Brothers
Aggregate................    1.48     1.90       3.38       0.53        2.85
Domestic Bond Fund /
Lehman Brothers
Aggregate................   (1.89)    1.78      (0.11)      0.53       (0.64)
Core Bond Fund / Lehman
Brothers Aggregate.......   (1.27)    1.80       0.53       0.53           -
Municipal Bond Fund /
Lehman Brothers Seven
Through Long Municipal
Bond Index...............   (6.75)    1.80      (4.95)     (2.79)      (2.16)
Money Market Fund / 30
Day Certificate of
Deposit Primary Offering
Rate by New York City
Banks (NYC 30 Day CD
Rate)....................    3.93     1.55       5.48       4.38        1.10
Municipal Money Market
Fund.....................    1.42     1.80       3.22        N/A         N/A
Growth Lifestyle
Fund(c)..................   19.52     0.10      19.62      18.54        1.08
Moderate Growth Lifestyle
Fund(d)..................   15.26     0.10      15.36      15.02        0.34
Conservative Growth
Lifestyle Fund(e)........   12.21     0.10      12.31      12.32       (0.01)

-------------------------------------------------------------------------------

 4                        PRESIDENT'S LETTER CONTINUED
FUND RETURNS AND TRACKING DIFFERENCES
For Fiscal Year Ended October 31, 1999

                                                  CLASS I
                           -----------------------------------------------------
                                                  (3)        (4)
                                                 Fund       Total
                                              Performance   Index
                                                Before      Return
                              (1)      (2)    Subtracting Including   Tracking
AGSPC 2 Fund/Relevant        Fund      Fund    Expenses   Reinvested Differences
Market Index               Return(a) Expenses  (1) + (2)  Dividends   (3) - (4)
--------------------------------------------------------------------------------
Stock Index Fund / S&P
500 Index................      N/A      N/A        N/A        N/A         N/A
Mid Cap Index Fund /
S&P Mid Cap 400..........      N/A      N/A        N/A        N/A         N/A
Small Cap Index Fund /
Russell 2000 Index.......      N/A      N/A        N/A        N/A         N/A
International Growth Fund
/ Salomon Smith Barney
Primary Market Index.....    15.16%    1.28%     16.44%     25.58%     (9.14)%
Large Cap Growth Fund /
Russell 1000 Growth
Index....................    36.14     0.98      37.12      34.25        2.87
Mid Cap Growth Fund /
Russell MidCap Growth
Index....................     3.24     0.92       4.16      37.66      (33.50)
Small Cap Growth Fund /
Russell 2000 Growth
Index....................    41.90     1.28      43.18      29.28       13.90
International Value Fund
/ Salomon Smith Barney
Primary Market Index.....    44.25     1.17      45.42      25.58       19.84
Large Cap Value Fund /
Russell 1000 Value
Index....................    15.09     0.93      16.02      16.53       (0.51)
Mid Cap Value Fund /
Russell MidCap Value
Index....................    20.18     1.17      21.35       5.70       15.65
Small Cap Value Fund /
Russell 2000 Value
Index....................    (6.16)    1.11      (5.05)      0.72       (5.77)
Socially Responsible Fund
/ S&P 500 Index..........    22.73     0.68      23.41      25.67       (2.26)
Balanced Fund / Balanced
Blend(b).................    15.92     0.95      16.87      14.64        2.23
High Yield Bond Fund /
Salomon Smith Barney High
Yield Market Index.......     2.44     1.13       3.57       4.24       (0.67)
Strategic Bond Fund /
Lehman Brothers
Aggregate................     2.50     1.03       3.53       0.53        3.00
Domestic Bond Fund /
Lehman Brothers
Aggregate................    (1.12)    0.91      (0.21)      0.53       (0.74)
Core Bond Fund / Lehman
Brothers Aggregate.......    (0.38)    0.93       0.55       0.53        0.02
Municipal Bond Fund /
Lehman Brothers Seven
Through Long Municipal
Bond Index...............      N/A      N/A        N/A        N/A         N/A
Money Market Fund / 30
Day Certificate of
Deposit Primary Offering
Rate by New York City
Banks (NYC 30 Day CD
Rate)....................     4.63     0.68       5.31       4.38        0.93
Municipal Money Market
Fund.....................      N/A      N/A        N/A        N/A         N/A
Growth Lifestyle
Fund(c)..................    19.71     0.10      19.81      18.54        1.27
Moderate Growth Lifestyle
Fund(d)..................    15.35     0.10      15.45      15.02        0.43
Conservative Growth
Lifestyle Fund(e)........    12.24     0.10      12.34      12.32        0.02

                           CLASS II
     -----------------------------------------------------
                            (3)        (4)
                           Fund       Total
                        Performance   Index
                          Before      Return
        (1)      (2)    Subtracting Including   Tracking
       Fund      Fund    Expenses   Reinvested Differences
     Return(a) Expenses  (1) + (2)  Dividends   (3) - (4)
     ----------------------------------------------------
         N/A      N/A        N/A        N/A         N/A
         N/A      N/A        N/A        N/A         N/A
         N/A      N/A        N/A        N/A         N/A
       15.41%    1.03%     16.44%     25.58%      (9.14)%
       36.40     0.73      37.13      34.25        2.88
        3.39     0.67       4.06      37.66      (33.60)
       42.30     1.03      43.33      29.28       14.05
       44.61     0.92      45.53      25.58       19.95
       15.35     0.68      16.03      16.53       (0.50)
       20.53     0.92      21.45       5.70       15.75
       (5.92)    0.86      (5.06)      0.72       (5.78)
       22.99     0.43      23.42      25.67       (2.25)
       16.22     0.70      16.92      14.64        2.28
        2.74     0.88       3.62       4.24       (0.62)
        2.67     0.78       3.45       0.53        2.92
       (0.92)    0.66      (0.26)      0.53       (0.79)
       (0.25)    0.68       0.43       0.53       (0.10)
         N/A      N/A        N/A        N/A         N/A
        4.79     0.43       5.22       4.38        0.84
         N/A      N/A        N/A        N/A         N/A
       19.72     0.10      19.82      18.54        1.28
       15.17     0.10      15.27      15.02        0.25
       12.27     0.10      12.37      12.32        0.05

--------------------------------------------------------------------------------

                          PRESIDENT'S LETTER CONTINUED           5
NOTES TO FUND RETURNS AND TRACKING DIFFERENCE
For Fiscal Year Ended October 31, 1999

----
(a) Fund Level Returns are net of investment management fees and other fund expenses.
(b) Balanced Blend consists of 40% Lehman Brothers Government and Corporate Index and 60% S&P 500 Index.
(c) Benchmark for Growth Lifestyle consists of 15% EAFE, 15% Salomon Smith Barney Primary Market Index, 13% S&P 500, 12% Russell 1000 Value, 10% Russell 2000 Growth, 10% Russell 2000 Value, 10% Lehman Aggregate, 8% Russell MidCap Value, and 7% Russell MidCap Growth.
(d) Benchmark for Moderate Growth Lifestyle consists of 7% EAFE, 8% Salomon Smith Barney Primary Market Index, 15% S&P 500, 15% Russell 1000 Value, 7% Russell 2000 Growth, 8% Russell 2000 Value, 25% Lehman Aggregate, 8% Russell MidCap Value, and 7% Russell MidCap Growth.
(e) Benchmark for Conservative Growth Lifestyle consists of 5% EAFE, 5% Salomon Smith Barney Primary Market Index, 15% S&P 500, 15% Russell 1000 Value, 5% Russell 2000 Growth, 5% Russell 2000 Value, 40% Lehman Aggregate, 5% Russell MidCap Value, and 5% Russell MidCap Growth.

--------------------------------------------------------------------------------

 6                             STOCK INDEX FUND   October 31, 1999

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            SCHEDULE OF INVESTMENTS
            COMMON STOCK - 84.93%

            ADVERTISING - 0.21%
      400   Interpublic Group Companies, Inc. ....................   $    16,249
      300   Omnicom Group, Inc. ..................................        26,400
                                                                     -----------
                                                                          42,649
                                                                     -----------
            AEROSPACE/DEFENSE - 0.90%
    1,500   Boeing Co. ...........................................        69,093
      100   Crane Co. ............................................         2,044
      300   General Dynamics Corp. ...............................        16,631
      200   Goodrich (B.F.) Co. ..................................         4,738
      600   Lockheed Martin Corp. ................................        12,000
      100   Northrop Grumman Corp. ...............................         5,488
      100   Perkinelmer, Inc. ....................................         4,081
      500   Raytheon Co., Class B.................................        14,563
      200   TRW, Inc. ............................................         8,575
      800   United Technologies Corp. ............................        48,400
                                                                     -----------
                                                                         185,613
                                                                     -----------
            AIRLINES - 0.19%
      200 * AMR Corp. ............................................        12,699
      200   Delta Air Lines, Inc. ................................        10,888
      750   Southwest Airlines Co. ...............................        12,609
      100 * US Airways Group, Inc. ...............................         2,800
                                                                     -----------
                                                                          38,996
                                                                     -----------
            APPAREL & PRODUCTS - 0.02%
      100   Liz Claiborne, Inc. ..................................         4,000
                                                                     -----------
            APPLIANCES/FURNISHINGS - 0.09%
      300   Leggett & Platt, Inc. ................................         6,655
      100   Maytag Corp. .........................................         4,006
      100   Whirlpool Corp. ......................................         6,969
                                                                     -----------
                                                                          17,630
                                                                     -----------
            AUTO - CARS - 0.92%
      889   Delphi Automotive Systems Corp. ......................        14,612
    1,900   Ford Motor Co.........................................       104,263
    1,000   General Motors Corp. .................................        70,250
                                                                     -----------
                                                                         189,125
                                                                     -----------
            AUTO - ORIGINAL EQUIPMENT - 0.05%
      200   Danaher Corp. ........................................         9,663
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            AUTO - REPLACEMENT PARTS - 0.12%
      200 * AutoZone, Inc. .......................................   $     5,312
      100   Cooper Tire & Tubber Co. .............................         1,681
      300   Genuine Parts Co. ....................................         7,819
      200   Goodyear Tire & Rubber Co. ...........................         8,263
      100   Pep Boys - Manny, Moe & Jack (The)....................         1,250
                                                                     -----------
                                                                          24,325
                                                                     -----------
            BANKS - NEW YORK CITY - 1.81%
    1,200   Bank of New York Co., Inc. ...........................        50,249
    5,250   Citigroup, Inc. ......................................       284,156
      300   J. P. Morgan & Co., Inc. .............................        39,263
                                                                     -----------
                                                                         373,668
                                                                     -----------
            BANKS - OTHER - 2.59%
    2,700   Bank of America Corp. ................................       173,812
    1,500   First Union Corp. ....................................        64,031
    1,492   Fleet Financial Group, Inc. ..........................        65,089
      800   Mellon Financial Corp. ...............................        29,550
    1,000   National City Corp. ..................................        29,500
      250   Providian Financial Corp. ............................        27,250
      200   Republic of New York Corp. ...........................        12,638
      200   Union Planters Corp. .................................         8,900
    2,600   Wells Fargo Co. ......................................       124,475
                                                                     -----------
                                                                         535,245
                                                                     -----------
            BANKS - REGIONAL - 2.50%
      600   AmSouth Bancorporation................................        15,449
    1,800   BankOne Corp. ........................................        67,613
    1,300   Chase Manhattan Corp. ................................       113,588
      200   Comerica, Inc. .......................................        11,888
      400   Fifth Third Bancorp...................................        29,525
    1,418   Firstar Corp. ........................................        41,654
      320   Huntington Bancshares, Inc. ..........................         9,480
      700   KeyCorp. .............................................        19,556
      200   Northern Trust Corp. .................................        19,313
      500   PNC Bank Corp. .......................................        29,813
      300   Regions Financial Corp. ..............................         9,019
      300   SouthTrust Corp. .....................................        12,000
      200   State Street Corp. ...................................        15,225
      300   Summit Bancorporation.................................        10,388
      500   SunTrust Banks, Inc. .................................        36,594
      400   Synovus Financial Corp. ..............................         8,575
    1,100   U.S. Bancorp, Inc. ...................................        40,769
      300   Wachovia Corp. .......................................        25,875
                                                                     -----------
                                                                         516,324
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            BEVERAGE - BREWERS/DISTRIBUTORS - 0.44%
      700   Anheuser-Busch Companies, Inc. .......................   $    50,268
      100   Brown-Forman Corp., Class B...........................         6,750
      700   Seagram Co., Ltd. ....................................        34,563
                                                                     -----------
                                                                          91,581
                                                                     -----------
            BEVERAGE - SOFT DRINKS - 1.59%
    3,900   Coca-Cola Co. ........................................       230,099
      700   Coca Cola Enterprises, Inc. ..........................        17,894
    2,300   PepsiCo, Inc. ........................................        79,781
                                                                     -----------
                                                                         327,774
                                                                     -----------
            BROADCASTING - 1.48%
    1,100 * CBS Corp. ............................................        53,693
      500 * Clear Channel Communications..........................        40,188
    1,200   Comcast Corp., Class A................................        50,550
      900 * Media One Group, Inc. ................................        63,956
      800   U.S. WEST, Inc. ......................................        48,850
    1,100 * Viacom, Inc., Class B.................................        49,225
                                                                     -----------
                                                                         306,462
                                                                     -----------
            BUILDING MATERIALS - 0.33%
      100   Armstrong World Industries, Inc. .....................         3,737
      600   Lowe's Companies, Inc. ...............................        33,000
      700   Masco Corp. ..........................................        21,350
      300   Sherwin-Williams Co. .................................         6,713
      100   Vulcan Materials Co. .................................         4,131
                                                                     -----------
                                                                          68,931
                                                                     -----------
            CHEMICAL - MAJOR - 1.07%
      300   Dow Chemical Co. .....................................        35,474
    1,511   Du Pont (E.I.) de Nemours and Co. ....................        97,365
      200   Hercules, Inc. .......................................         4,813
    1,000   Monsanto Co. .........................................        38,500
      300   PPG Industries, Inc. .................................        18,188
      373   Rohm and Haas Co. ....................................        14,268
      200   Union Carbide Corp. ..................................        12,200
                                                                     -----------
                                                                         220,808
                                                                     -----------
            CHEMICAL - MISCELLANEOUS - 0.20%
      300   Air Products and Chemicals, Inc. .....................         8,249
      100   Eastman Chemical Co. .................................         3,856
      200   Ecolab, Inc. .........................................         6,763
      100   Great Lakes Chemical Corp. ...........................         3,550
      100   Millipore Corp. ......................................         3,188
      200   Praxair, Inc. ........................................         9,350

-------------------------------------------------------------------------------

 October 31, 1999         STOCK INDEX FUND - CONTINUED           7

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            CHEMICAL - MISCELLANEOUS - Continued
      200   Sigma Aldrich Corp. ..................................   $     5,700
      100 * W.R. Grace & Co. .....................................         1,494
                                                                     -----------
                                                                          42,150
                                                                     -----------
            CONGLOMERATES - 0.92%
      900   Allied Signal, Inc. ..................................        51,243
      100   ITT Industries, Inc. .................................         3,419
      200   Loews Corp. ..........................................        14,175
      300   Tenneco, Inc. ........................................         4,800
      200   Textron, Inc. ........................................        15,438
    2,506   Tyco International, Ltd. .............................       100,083
                                                                     -----------
                                                                         189,158
                                                                     -----------
            CONSUMER FINANCE - 0.25%
      300   Capital One Financial Corp. ..........................        15,899
    1,300   MBNA Corp. ...........................................        35,913
                                                                     -----------
                                                                          51,812
                                                                     -----------
            CONTAINERS - METAL/GLASS - 0.21%
      400   Corning, Inc. ........................................        31,449
      200   Crown Cork & Seal Co., Inc. ..........................         4,788
      100   Owens Corning.........................................         2,050
      200 * Owens-Illinois, Inc. .................................         4,788
                                                                     -----------
                                                                          43,075
                                                                     -----------
            CONTAINERS - PAPER - 0.10%
      100   Bemis Co., Inc. ......................................         3,493
      200 * Sealed Air Corp. .....................................        11,075
      100   Temple-Inland, Inc. ..................................         5,813
                                                                     -----------
                                                                          20,381
                                                                     -----------
            COSMETICS/TOILETRIES - 0.41%
      100   Alberto-Culver Co., Class B...........................         2,355
      400   Avon Products, Inc. ..................................        12,900
    1,700   Gillette Co. .........................................        61,519
      200   International Flavors & Fragrances, Inc. .............         7,650
                                                                     -----------
                                                                          84,424
                                                                     -----------
            DRUGS - 6.53%
      100   Allergan, Inc. .......................................        10,737
      200   ALZA Corp. ...........................................         8,563
    2,000   American Home Products Corp. .........................       104,500
      800 * Amgen, Inc. ..........................................        63,800
      100   Bausch & Lomb, Inc. ..................................         5,400

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            DRUGS - Continued
    3,100   Bristol Myers Squibb Co. .............................   $   238,119
    1,700   Eli Lilly and Co. ....................................       117,088
    3,700   Merck & Co., Inc. ....................................       294,381
    6,100   Pfizer, Inc. .........................................       240,950
      800   Pharmacia & Upjohn, Inc. .............................        43,150
    2,300   Schering-Plough Corp. ................................       113,850
    1,300   Warner-Lambert Co. ...................................       103,756
      200 * Watson Pharmaceuticals, Inc. .........................         6,350
                                                                     -----------
                                                                       1,350,644
                                                                     -----------
            ELECTRICAL EQUIPMENT - 3.63%
      300 * Cabletron Systems, Inc. ..............................         4,968
      700   Emerson Electric Co. .................................        42,044
    5,100   General Electric Co. .................................       691,369
      100   National Service Industries...........................         3,225
      100   Thomas & Betts Corp. .................................         4,488
      100   W. W. Grainger, Inc. .................................         4,238
                                                                     -----------
                                                                         750,332
                                                                     -----------
            ELECTRONIC INSTRUMENTS - 0.04%
      100   Tektronix, Inc. ......................................         3,374
      300 * Thermo Electron Corp. ................................         4,050
                                                                     -----------
                                                                           7,424
                                                                     -----------
            ENTERTAINMENT - 1.45%
    1,000   Carnival Corp., Class A...............................        44,499
      200 * Harrah's Entertainment, Inc. .........................         5,788
      350   Hasbro, Inc. .........................................         7,219
      100 * King World Productions, Inc. .........................         3,875
      600   Mattel, Inc. .........................................         8,025
    2,100   Time Warner, Inc. ....................................       146,344
    3,200 * Walt Disney Co. ......................................        84,400
                                                                     -----------
                                                                         300,150
                                                                     -----------
            FINANCE COMPANIES - 0.37%
    1,100   Associates First Capital Corp. .......................        40,149
      800   Household International, Inc. ........................        35,700
                                                                     -----------
                                                                          75,849
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            FINANCIAL SERVICES - 0.63%
      700   American Express Co. .................................   $   107,799
      200   Countrywide Credit Industries, Inc. ..................         6,788
      200   H & R Block, Inc. ....................................         8,513
      200   T. Rowe Price Associates..............................         7,100
                                                                     -----------
                                                                         130,200
                                                                     -----------
            FOODS - 1.24%
      930   Archer Daniels Midland Co. ...........................        11,450
      400   BestFoods.............................................        23,500
      700   Campbell Soup Co. ....................................        31,500
      800   ConAgra, Inc. ........................................        20,850
      200   General Mills, Inc. ..................................        17,438
      600   H J Heinz Co. ........................................        28,650
      200   Hershey Foods Corp. ..................................        10,100
      600   Kellogg Co. ..........................................        23,888
      500   Nabisco Group Holdings Corp. .........................         6,406
      200   Quaker Oats Co. ......................................        14,000
      500   Ralston Purina Co. ...................................        15,719
    1,400   Sara Lee Corp. .......................................        37,888
      200   Wm. Wrigley Jr. Co. ..................................        15,988
                                                                     -----------
                                                                         257,377
                                                                     -----------
            FOOTWEAR - 0.11%
      400   NIKE, Inc., Class B...................................        22,574
      100 * Reebok International, Ltd. ...........................           981
                                                                     -----------
                                                                          23,555
                                                                     -----------
            FREIGHT - 0.11%
      500 * FDX Corp. ............................................        21,530
      100   Ryder System, Inc. ...................................         2,138
                                                                     -----------
                                                                          23,668
                                                                     -----------
            FUNERAL SERVICES - 0.02%
      400   Service Corp. International...........................         3,825
                                                                     -----------
            GOLD MINING - 0.10%
      600   Barrick Gold Corp. ...................................        10,987
      400   Homestake Mining Co. .................................         3,350
      500   Placer Dome, Inc. ....................................         6,063
                                                                     -----------
                                                                          20,400
                                                                     -----------
            GOVERNMENT SPONSORED - 0.91%
    1,100   Federal Home Loan Mortgage Corp. .....................        59,468
    1,600   Federal National Mortgage Association.................       113,200
      300   SLM Holding Corp. ....................................        14,681
                                                                     -----------
                                                                         187,349
                                                                     -----------

--------------------------------------------------------------------------------

 8                                                October 31, 1999
                          STOCK INDEX FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            HARDWARE & TOOLS - 0.05%
      100   Black & Decker Corp. .................................   $     4,299
      100   Snap-on, Inc. ........................................         3,038
      100   Stanley Works.........................................         2,775
                                                                     -----------
                                                                          10,112
                                                                     -----------
            HEALTHCARE - 0.34%
      400   Cardinal Health, Inc. ................................        17,249
      200 * HCR Manor Care, Inc. .................................         3,150
      600 * HealthSouth Corp. ....................................         3,450
      200 * Humana, Inc. .........................................         1,375
      500   IMS Health, Inc. .....................................        14,500
      411   McKesson HBOC, Inc. ..................................         8,246
      300   United HealthCare Corp. ..............................        15,506
      100 * Wellpoint Health Networks, Inc. ......................         5,800
                                                                     -----------
                                                                          69,276
                                                                     -----------
            HEAVY DUTY TRUCKS/PARTS - 0.15%
      100   Cummins Engine Co., Inc. .............................         5,068
      300   Dana Corp. ...........................................         8,869
      100   Eaton Corp. ..........................................         7,525
      100 * Navistar International Corp. .........................         4,169
      100   PACCAR, Inc. .........................................         4,713
                                                                     -----------
                                                                          30,344
                                                                     -----------
            HOME BUILDERS - 0.03%
      100   Centex Corp. .........................................         2,680
      100   Kaufman & Broad Home Corp. ...........................         2,006
      100   Pulte Corp. ..........................................         2,013
                                                                     -----------
                                                                           6,699
                                                                     -----------
            HOSPITAL MANAGEMENT - 0.15%
      900   Columbia/HCA Healthcare Corp. ........................        21,712
      500   Tenet Healthcare Corp. ...............................         9,719
                                                                     -----------
                                                                          31,431
                                                                     -----------
            HOSPITAL SUPPLIES - 2.18%
    2,400   Abbott Laboratories...................................        96,899
      500   Baxter International, Inc. ...........................        32,438
      400   Becton, Dickinson and Co. ............................        10,150
      200   Biomet, Inc. .........................................         6,025
      600 * Boston Scientific Corp. ..............................        12,075

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            HOSPITAL SUPPLIES - Continued
      100   C.R. Bard, Inc. ......................................   $     5,394
    2,100   Johnson & Johnson.....................................       219,975
      100   Mallinckrodt, Inc. ...................................         3,394
    1,800   Medtronic, Inc. ......................................        62,325
      100 * St. Jude Medical, Inc. ...............................         2,738
                                                                     -----------
                                                                         451,413
                                                                     -----------
            HOUSEHOLD PRODUCTS - 2.12%
      250 * Bed Bath & Beyond, Inc. ..............................         8,327
      400   Clorox Co. ...........................................        16,375
      900   Colgate-Palmolive Co. ................................        54,450
      600   Minnesota Mining and Manufacturing Co. ...............        57,038
      478   Newell Rubbermaid, Inc. ..............................        16,551
    2,100   Procter & Gamble Co. .................................       220,238
      100   Tupperware Corp. .....................................         1,981
      935   Unilever NV - ADR.....................................        62,353
                                                                     -----------
                                                                         437,313
                                                                     -----------
            INFORMATION PROCESSING - 0.09%
      100*  Comverse Technology, Inc. ............................        11,349
      400 * Parametric Technology Corp. ..........................         7,625
                                                                     -----------
                                                                          18,974
                                                                     -----------
            INFORMATION PROCESSING -
            BUSINESS SOFTWARE - 4.25%
      400*  BMC Software, Inc. ...................................        25,674
    8,000*  Microsoft Corp. ......................................       740,500
    2,250 * Oracle Corp. .........................................       107,016
      400*  Peoplesoft, Inc. .....................................         6,000
                                                                     -----------
                                                                         879,190
                                                                     -----------
            INFORMATION PROCESSING -
            COMPUTER HARDWARE SYSTEMS - 1.96%
      150 * Adaptec, Inc. ........................................         6,749
      200 * Apple Computer, Inc. .................................        16,025
    2,700   Compaq Computer Corp. ................................        51,300
    4,000*  Dell Computer Corp. ..................................       160,500
      400 * Gateway, Inc. ........................................        26,425
      200 * Lexmark International Group...........................        15,613
      300 * Silicon Graphics, Inc. ...............................         2,325
    1,200 * Sun Microsystems, Inc. ...............................       126,975
                                                                     -----------
                                                                         405,912
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            INFORMATION PROCESSING -
            COMPUTER SERVICES - 1.78%
    1,700 * America Online, Inc. .................................   $   220,468
    1,000   Automatic Data Processing, Inc. ......................        48,188
      200*  Ceridian Corp. .......................................         4,388
      800   Electronic Data Systems Corp. ........................        46,800
      700   First Data Corp. .....................................        31,981
      400   Paychex, Inc. ........................................        15,750
                                                                     -----------
                                                                         367,575
                                                                     -----------
            INFORMATION PROCESSING -
            CONSUMER SOFTWARE - 0.00%
        4*  Momentum Business Applications........................            31
                                                                     -----------
            INFORMATION PROCESSING -
            DATA SERVICES - 3.65%
      200   Adobe Systems, Inc. ..................................        13,987
      100   Autodesk, Inc. .......................................         1,875
    1,119 * Cendant Corp. ........................................        18,463
      800   Computer Associates International.....................        45,200
      200 * Computer Sciences Corp. ..............................        13,738
      600 * Compuware Corp. ......................................        16,688
    1,600*  EMC Corp. ............................................       116,800
    1,600   Hewlett Packard Co. ..................................       118,500
      200   Honeywell, Inc. ......................................        21,088
    2,800   International Business Machines.......................       275,450
      100 * Network Appliance, Inc. ..............................         7,400
      500   Novell, Inc. .........................................        10,031
      400   Pitney Bowes, Inc. ...................................        18,225
      300 * Seagate Technology....................................         8,831
      400 * Solectron Corp. ......................................        30,100
      400 * Unisys Corp. .........................................         9,700
    1,000   Xerox Corp. ..........................................        28,000
                                                                     -----------
                                                                         754,076
                                                                     -----------
            INFORMATION PROCESSING -
            NETWORKING - 1.99%
    5,100*  Cisco Systems, Inc. ..................................       377,399
      300*  General Instrument Corp. .............................        16,144
      600*  3Com Corp. ...........................................        17,400
                                                                     -----------
                                                                         410,943
                                                                     -----------

--------------------------------------------------------------------------------

 October 31, 1999         STOCK INDEX FUND - CONTINUED           9

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
           INSURANCE - CASUALTY - 0.21%
      300  Chubb Corp. ...........................................   $    16,462
      100  Progressive Corp. .....................................         9,256
      200  SAFECO Corp. ..........................................         5,500
      400  St. Paul Companies, Inc. ..............................        12,800
                                                                     -----------
                                                                          44,018
                                                                     -----------
           INSURANCE - LIFE - 0.29%
      200  Aetna, Inc. ...........................................        10,049
      600  Conseco, Inc. .........................................        14,588
      200  Jefferson-Pilot Corp. .................................        15,013
      300  Lincoln National Corp. ................................        13,838
      200  Torchmark Corp. .......................................         6,238
                                                                     -----------
                                                                          59,726
                                                                     -----------
           INSURANCE - MISCELLANEOUS - 0.11%
      200  MBIA, Inc. ............................................        11,412
      200  MGIC Investment Corp. .................................        11,950
                                                                     -----------
                                                                          23,362
                                                                     -----------
           INSURANCE - MULTILINE - 2.05%
      400  AFLAC, Inc. ...........................................        20,449
    1,300  Allstate Corp. ........................................        37,375
    2,456  American International Group, Inc. ....................       252,815
      450  Aon Corp. .............................................        15,975
      300  CIGNA Corp. ...........................................        22,425
      300  Cincinnati Financial Corp. ............................        10,744
      400  Hartford Financial Services Group......................        20,725
      400  Marsh & McLennan Companies, Inc. ......................        31,625
      373  UnumProvident Corp. ...................................        12,286
                                                                     -----------
                                                                         424,419
                                                                     -----------
           LEISURE TIME - 0.04%
      100  Brunswick Corp. .......................................         2,262
      400* Mirage Resorts, Inc. ..................................         5,825
                                                                     -----------
                                                                           8,087
                                                                     -----------
           LODGING - 0.08%
      400  Hilton Hotels Corp. ...................................         3,699
      400  Marriott International, Inc. ..........................        13,475
                                                                     -----------
                                                                          17,174
                                                                     -----------
           MACHINERY - AGRICULTURE - 0.10%
      100  Case Corp. ............................................         5,299
      400  Deere & Co. ...........................................        14,500
                                                                     -----------
                                                                          19,799
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            MACHINERY -
            CONSTRUCTION & CONTRACTS - 0.20%
      600   Caterpillar, Inc. ....................................   $    33,149
      200   Fluor Corp. ..........................................         7,975
                                                                     -----------
                                                                          41,124
                                                                     -----------
            MACHINERY - INDUSTRIAL/SPECIALTY - 0.40%
      100   Cooper Industries, Inc. ..............................         4,305
      300   Dover Corp. ..........................................        12,769
      400   Illinois Tool Works, Inc. ............................        29,300
      300   Ingersoll-Rand Co. ...................................        15,675
      100   Johnson Controls, Inc. ...............................         6,075
      200   Pall Corp. ...........................................         4,388
      200   Parker Hannifin Corp. ................................         9,163
      100   Timken Co. ...........................................         1,794
                                                                     -----------
                                                                          83,469
                                                                     -----------
            MEDICAL TECHNOLOGY - 0.18%
      500   Guidant Corp. ........................................        24,687
      200   PE Corp PE Biosystems Group...........................        12,975
                                                                     -----------
                                                                          37,662
                                                                     -----------
            MERCHANDISE - DRUG - 0.35%
      600   CVS Corp. ............................................        26,062
      100   Longs Drug Stores Corp. ..............................         2,725
      400   Rite Aid Corp. .......................................         3,500
    1,600   Walgreen Co. .........................................        40,300
                                                                     -----------
                                                                          72,587
                                                                     -----------
            MERCHANDISE - SPECIALTY - 1.95%
      100   American Greetings Corp., Class A.....................         2,587
      300 * Best Buy Co., Inc. ...................................        16,669
      300   Circuit City Stores, Inc. ............................        12,806
      200 * Consolidated Stores Corp. ............................         3,663
      300 * Costco Wholesale Corp. ...............................        24,094
      325   Dollar General Corp. .................................         8,572
      300   Fortune Brands, Inc. .................................        10,631
    1,300   Gap, Inc. ............................................        48,263
    2,300   Home Depot, Inc. .....................................       173,650
      200   Ikon Office Solutions, Inc. ..........................         1,375
      300 * Kohl's Corp. .........................................        22,444
      292   Limited, Inc. ........................................        12,009
      200   Nordstrom, Inc. ......................................         4,988

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            MERCHANDISE - SPECIALTY - Continued
      600 * Office Depot, Inc. ...................................   $     7,463
      700 * Staples, Inc. ........................................        15,531
      300   Tandy Corp. ..........................................        18,881
      500   TJX Companies, Inc. ..................................        13,563
      400 * Toys "R" Us, Inc. ....................................         5,650
                                                                     -----------
                                                                         402,839
                                                                     -----------
            MERCHANDISING - DEPARTMENT - 0.38%
      700   Dayton Hudson Corp. ..................................        45,237
      200   Dillards, Inc., Class A...............................         3,775
      300 * Federated Department Stores, Inc. ....................        12,806
      500   May Department Stores Co..............................        17,347
                                                                     -----------
                                                                          79,165
                                                                     -----------
            MERCHANDISING - FOOD - 0.54%
      689   Albertsons, Inc. .....................................        25,018
      100   Great Atlantic Pacific Tea Co. .......................         2,856
    1,300 * Kroger Co. ...........................................        27,056
      800 * Safeway, Inc. ........................................        28,250
      200   Supervalu, Inc. ......................................         4,200
      500   SYSCO Corp. ..........................................        19,219
      200   Winn-Dixie Stores, Inc. ..............................         5,413
                                                                     -----------
                                                                         112,012
                                                                     -----------
            MERCHANDISING - MASS - 2.10%
      400   J.C. Penney Co., Inc. ................................        10,149
      800 * Kmart Corp. ..........................................         8,050
      600   Sears Roebuck and Co. ................................        16,913
    7,000   Wal-Mart Stores, Inc. ................................       399,875
                                                                     -----------
                                                                         434,987
                                                                     -----------
            METALS - ALUMINUM - 0.25%
      300   Alcan Aluminium, Ltd. ................................         9,880
      600   Alcoa, Inc. ..........................................        36,450
      100   Reynolds Metals Co. ..................................         6,044
                                                                     -----------
                                                                          52,374
                                                                     -----------
            METALS - COPPER - 0.06%
      300   Newmont Mining Corp. .................................         6,580
      112   Phelps Dodge Corp. ...................................         6,315
                                                                     -----------
                                                                          12,895
                                                                     -----------

--------------------------------------------------------------------------------

 10                                               October 31, 1999
                         STOCK INDEX FUND - CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            METALS - MISCELLANEOUS - 0.06%
      200   Engelhard Corp. .......................................   $    3,524
      200 * Freeport-McMoRan
            Copper & Gold Inc., Class B............................        3,338
      300   Inco, Ltd. ............................................        6,075
                                                                      ----------
                                                                          12,937
                                                                      ----------
            METALS - STEEL - 0.07%
      300   Allegheny Teldyne, Inc. ...............................        4,555
      200 * Bethlehem Steel Corp. .................................        1,388
      100   Nucor Corp. ...........................................        5,188
      100   USX-US Steel Group, Inc. ..............................        2,556
      100   Worthington Industries, Inc. ..........................        1,663
                                                                      ----------
                                                                          15,350
                                                                      ----------
            MISCELLANEOUS - 0.11%
      500   BB&T Corp. ............................................       18,187
      200   Equifax, Inc. .........................................        5,400
                                                                      ----------
                                                                          23,587
                                                                      ----------
            MULTIMEDIA - 0.02%
      100   Meredith Corp. ........................................        3,569
                                                                      ----------
            NATURAL GAS - DIVERSIFIED - 0.14%
      300   Coastal Corp. .........................................       12,638
      400   El Paso Energy Corp. ..................................       16,400
                                                                      ----------
                                                                          29,038
                                                                      ----------
            OIL - INTEGRATED DOMESTIC - 0.75%
      100   Amerada Hess Corp. ....................................        5,738
      100   Ashland Oil, Inc. .....................................        3,300
      500   Atlantic Richfield Co. ................................       46,594
      300   Burlington Resources, Inc. ............................       10,463
      957   Conoco, Inc., Class B..................................       25,959
      100   Kerr-McGee Corp. ......................................        5,375
      500   Occidental Petroleum Corp. ............................       11,406
      400   Phillips Petroleum Co. ................................       18,600
      400   Unocal Corp. ..........................................       13,800
      500   USX-Marathon Group.....................................       14,563
                                                                      ----------
                                                                         155,798
                                                                      ----------
            OIL - INTEGRATED INTERNATIONAL - 3.59%
    1,000   Chevron Corp. .........................................       91,313
    3,800   Exxon Corp. ...........................................      281,438
    1,200   Mobil Corp. ...........................................      115,800
    3,400   Royal Dutch Petroleum
            Company New York.......................................      203,788
      800   Texaco, Inc. ..........................................       49,100
                                                                      ----------
                                                                         741,439
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            OIL - SERVICES - 0.48%
      500   Baker Hughes, Inc. ....................................   $   13,969
      700   Halliburton Co. .......................................       26,381
      100   McDermott International, Inc. .........................        1,813
      100 * Rowan Companies, Inc. .................................        1,556
      900   Schlumberger, Ltd. ....................................       54,506
                                                                      ----------
                                                                          98,225
                                                                      ----------
            OIL/GAS PRODUCERS - 0.12%
      200   Anadarko Petroleum Corp. ..............................        6,163
      200   Apache Corp. ..........................................        7,800
      100   Helmerich & Payne, Inc. ...............................        2,381
      100   Sunoco, Inc. ..........................................        2,413
      400   Union Pacific Resources Group, Inc. ...................        5,800
                                                                      ----------
                                                                          24,557
                                                                      ----------
            PAPER/FOREST PRODUCTS - 0.80%
      200   Avery Dennison Corp. ..................................       12,500
      100   Boise Cascade Corp. ...................................        3,563
      100   Champion International Corp. ..........................        5,781
      300   Fort James Corp. ......................................        7,894
      300   Georgia-Pacific Corp. .................................       11,906
      648   International Paper Co. ...............................       34,101
      800   Kimberly-Clark Corp. ..................................       50,500
      200   Louisiana Pacific Corp. ...............................        2,538
      200   Mead Corp. ............................................        7,200
      100   Westvaco Corp. ........................................        2,969
      300   Weyerhaeuser Co. ......................................       17,906
      200   Willamette Industries, Inc. ...........................        8,313
                                                                      ----------
                                                                         165,171
                                                                      ----------
            PHOTOGRAPHY - 0.18%
      500   Eastman Kodak Co. .....................................       34,469
      100   Polaroid Corp. ........................................        2,231
                                                                      ----------
                                                                          36,700
                                                                      ----------
            POLLUTION CONTROL - 0.11%
      300 * Allied Waste Industries, Inc. .........................        3,150
      500   Laidlaw Inc. ..........................................        3,063
      900   Waste Management, Inc. ................................       16,538
                                                                      ----------
                                                                          22,751
                                                                      ----------
            PUBLISHING - NEWS - 0.45%
      100   Dow Jones & Co., Inc. .................................        6,150
      400   Gannett Co., Inc. .....................................       30,850
      200   Knight-Ridder, Inc. ...................................       12,700

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            PUBLISHING - NEWS - Continued
      300   New York Times Co., Class A............................   $   12,075
      100   Times Mirror Co. ......................................        7,213
      400   Tribune Co. ...........................................       24,000
                                                                      ----------
                                                                          92,988
                                                                      ----------
            PUBLISHING/PRINTING - 0.18%
      100   Deluxe Corp. ..........................................        2,825
      300   Dunn & Bradstreet Corp. ...............................        8,813
      100   Harcourt General, Inc. ................................        3,850
      300   McGraw-Hill, Inc. .....................................       17,888
      200   R. R. Donnelley and Sons Co. ..........................        4,850
                                                                      ----------
                                                                          38,226
                                                                      ----------
            RAILROAD - 0.39%
      700   Burlington Northern Santa Fe...........................       22,313
      300   CSX Corp. .............................................       12,300
      200   Kansas City Southern Industries, Inc. .................        9,488
      600   Norfolk Southern Corp. ................................       14,663
      400   Union Pacific Corp. ...................................       22,300
                                                                      ----------
                                                                          81,064
                                                                      ----------
            RESTAURANTS - 0.50%
      200   Darden Restaurants, Inc. ..............................        3,813
    2,100   McDonald's Corp. ......................................       86,625
      200 * Tricon Global Restaurants, Inc. .......................        8,038
      200   Wendy's International, Inc. ...........................        4,775
                                                                      ----------
                                                                         103,251
                                                                      ----------
            SAVINGS & LOAN - 0.21%
      100   Golden West Financial Corp. ...........................       11,175
      900   Washington Mutual, Inc. ...............................       32,344
                                                                      ----------
                                                                          43,519
                                                                      ----------
            SECURITIES RELATED - 1.17%
      205   Bear Stearns Co., Inc. ................................        8,738
    1,300   Charles Schwab Corp. ..................................       50,619
      400   Franklin Resources, Inc. ..............................       14,000
      200   Lehman Brothers Holdings, Inc. ........................       14,738
      600   Merrill Lynch & Co., Inc. .............................       47,100
      900   Morgan Stanley Dean Witter Discover....................       99,281
      200   Paine Webber Group Inc. ...............................        8,150
                                                                      ----------
                                                                         242,626
                                                                      ----------

-------------------------------------------------------------------------------

 October 31, 1999        STOCK INDEX FUND - CONTINUED           11

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            SEMICONDUCTOR EQUIPMENT - 0.04%
      100 * KLA-Tencor Corp. ......................................   $    7,919
                                                                      ----------
            SEMICONDUCTORS - 3.29%
      200 * Advanced Micro Devices, Inc. ..........................        3,963
      300 * Analog Devices, Inc. ..................................       15,938
    5,200   Intel Corp. ...........................................      402,675
      200 * LSI Logic Corp. .......................................       10,638
      400 * Micron Technology, Inc. ...............................       28,525
      900   Motorola, Inc. ........................................       87,694
      300 * National Semiconductor Corp. ..........................        8,981
      300   Rockwell International Corp. ..........................       14,531
    1,200   Texas Instruments, Inc. ...............................      107,700
                                                                      ----------
                                                                         680,645
                                                                      ----------
            TELECOMMUNICATIONS - 5.63%
      200 * ADC Communications, Inc. ..............................        9,538
      500   ALLTEL Corp. ..........................................       41,625
      200 * Andrew Corp. ..........................................        2,575
    4,948   AT&T Corp. ............................................      231,319
      300   CenturyTel, Inc. ......................................       12,131
    1,215 * Global Crossing, Ltd. .................................       42,069
      100   Harris Corp. ..........................................        2,244
    4,730   Lucent Technologies, Inc. .............................      303,903
    2,900 * MCI Worldcom, Inc. ....................................      248,856
      600 * Nextel Communications, Inc., Class A...................       51,713
    2,100   Nortel Networks Corp. .................................      130,069
      200 * QUALCOMM, Inc. ........................................       44,550
      100   Scientific-Atlanta, Inc. ..............................        5,725
      600 * Tellabs, Inc. .........................................       37,950
                                                                      ----------
                                                                       1,164,267
                                                                      ----------
            TEXTILE - PRODUCTS - 0.03%
      200   V. F. Corp. ...........................................        6,013
                                                                      ----------
            TOBACCO - 0.49%
      133   RJ Reynolds Tobacco Holdings...........................        2,884
    3,600   Philip Morris Companies, Inc. .........................       90,675
      300   UST, Inc. .............................................        8,306
                                                                      ----------
                                                                         101,865
                                                                      ----------
            UTILITIES - COMMUNICATION - 4.27%
      600 * Applied Materials, Inc. ...............................       53,888
    2,400   Bell Atlantic Corp. ...................................      155,850
    3,000   BellSouth Corp. .......................................      135,000
    1,500   GTE Corp. .............................................      112,500
    5,337   SBC Communications, Inc. ..............................      271,853
    1,300   Sprint Corp., FON Group................................       96,606
      700 * Sprint Corp., PCS Group................................       58,056
                                                                      ----------
                                                                         883,753
                                                                      ----------

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            UTILITIES - ELECTRIC - 1.71%
      300 * AES Corp. ............................................   $    16,931
      200   Ameren Corp. .........................................         7,563
      300   American Electric Power, Inc. ........................        10,350
      200   Carolina Power & Light Co. ...........................         6,900
      300   Central & South West Corp. ...........................         6,656
      300   Cinergy Corp. ........................................         8,475
      200   CMS Energy Corp. .....................................         7,375
      400   Consolidated Edison, Inc. ............................        15,275
      200   Constellation Energy Group, Inc. .....................         6,138
      300   Dominion Resources, Inc. .............................        14,438
      200   DTE Energy Co. .......................................         6,638
      600   Duke Energy Corp. ....................................        33,900
      500   Edison International..................................        14,813
      400   Entergy Corp. ........................................        11,975
      400   FirstEnergy Corp. ....................................        10,425
      100   Florida Progress Corp. ...............................         4,581
      300   FPL Group, Inc. ......................................        15,094
      200   GPU, Inc. ............................................         6,788
      200   New Century Energies, Inc. ...........................         6,513
      300 * Niagara Mohawk Holdings, Inc. ........................         4,763
      200   Northern States Power Co. ............................         4,300
      600   PG&E Corp. ...........................................        13,763
      500   PacifiCorp............................................        10,313
      300   Peco Energy Co. ......................................        11,456
      100   Pinnacle West Capital Corp. ..........................         3,688
      300   PP&L Resources, Inc. .................................         8,119
      300   Public Service Enterprise Group, Inc. ................        11,869
      500   Reliant Energy, Inc. .................................        13,625
    1,100   Southern Co. .........................................        29,219
      400   Texas Utilities Co. ..................................        15,500
      400   Unicom Corp. .........................................        15,325
                                                                     -----------
                                                                         352,768
                                                                     -----------
            UTILITIES - GAS, DISTRIBUTION - 0.08%
      100   NICOR, Inc. ..........................................         3,875
      500   Tosco Corp. ..........................................        12,656
                                                                     -----------
                                                                          16,531
                                                                     -----------
            UTILITIES - GAS, PIPELINE - 0.49%
      100   Columbia Energy Group.................................         6,500
      200   Consolidated Natural Gas Co. .........................        12,800
    1,100   Enron Corp. ..........................................        43,931
      100   Peoples Energy Corp. .................................         3,800
      400   Sempra Energy.........................................         8,175
      700   Williams Companies, Inc. .............................        26,250
                                                                     -----------
                                                                         101,456
                                                                     -----------
            TOTAL COMMON STOCK
            (Cost $16,188,744)....................................    17,559,568
                                                                     -----------

    PAR                                                               MARKET
   VALUE                                                              VALUE

-------------------------------------------------------------------------------
            CORPORATE SHORT-TERM - REPURCHASE AGREEMENT - 13.84%
            BANKS - OTHER - 13.84%
 $2,860,000 State Street Bank Repurchase Agreement, 5.15%, dated
            10/31/99, to be repurchased at $2,861,227 on
            11/01/99 collateralized by U.S. Treasury Note,
            5.38%, 07/31/00, with a par value of $2,885,000
            (Cost $2,860,000)...................................   $ 2,860,000
                                                                   -----------
            TOTAL CORPORATE SHORT TERM -
            REPURCHASE AGREEMENT
            (Cost $2,860,000)...................................     2,860,000
                                                                   -----------
            UNITED STATES GOVERNMENT -
            SHORT TERM - 0.84%

            U.S. TREASURY BILLS - 0.84%

            United States Treasury Bills:
     75,000 4.51% due 12/09/99..................................        74,642
     50,000 4.50% due 12/09/99..................................        49,762
     50,000 4.48% due 11/12/99..................................        49,932
                                                                   -----------
                                                                       174,336
                                                                   -----------
            TOTAL UNITED STATES GOVERNMENT -
            SHORT TERM
            (Cost $174,336).....................................       174,336
                                                                   -----------
            TOTAL INVESTMENTS
            (Cost $19,223,080) - 99.61%.........................   $20,593,904
                                                                   -----------
            * Non-income producing

                                                                    UNREALIZED
 CONTRACTS                                                         APPRECIATION

-------------------------------------------------------------------------------
 FUTURES CONTRACTS PURCHASED(1)
  8(2)(Delivery)month/Value at 10/31/99)
         S&P 500 Index Futures
         (December/$1,376.20)....................................  $   102,217
                                                                   -----------

(1) U.S. Treasury Bills with a market value of approximately $174,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
(2)  Per 250.

-------------------------------------------------------------------------------

 12                                               October 31, 1999
                          STOCK INDEX FUND - CONTINUED



-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $19,223,080).......................... $20,593,904
Receivables for:
 Fund shares sold..................................................     409,718
 Dividends and interest............................................      15,654
Other assets.......................................................      86,212
                                                                    -----------
TOTAL ASSETS.......................................................  21,105,488
                                                                    -----------
LIABILITIES:
Payable for:
 Investments purchased.............................................      10,856
 Fund shares redeemed..............................................     321,342
Payable to affiliates:
 Advisory fees.....................................................      29,869
 Distribution fees for Class A & B.................................      10,569
 Other.............................................................      58,398
Accrued expenses and other liabilities.............................         201
                                                                    -----------
TOTAL LIABILITIES..................................................     431,235
                                                                    -----------
NET ASSETS......................................................... $20,674,253
                                                                    -----------


--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share,
unlimited shares authorized, 1,686,788 shares outstanding...... $    16,868
Additional paid in capital.....................................  19,128,026
Undistributed net realized gain on securities..................      54,301
Undistributed net investment income............................       2,017
Unrealized appreciation of:
 Investments........................................ $1,370,824
 Futures contracts..................................    102,217   1,473,041
                                                     ---------- -----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING.......................................... $20,674,253
                                                                -----------

SEE NOTES TO FINANCIAL STATEMENTS.



--------------------------------------------------------------------------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Net asset value and redemption price per Class A
share ($5,633,775 divided by 457,472 shares).......................   $    12.32
                                                                      ----------
Offering price per Class A share (100/94.25 of $12.32)*............   $    13.07
                                                                      ----------
Net asset value and offering price per Class B
share ($15,040,478 divided by 1,229,316 shares)**...................  $    12.23
                                                                      ----------
*  Offering price includes sales charge of 5.75%. The sales charge is reduced for purchases of $25,000 and over.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

--------------------------------------------------------------------------------

                          STOCK INDEX FUND - CONTINUED          13

STATEMENT OF OPERATIONS
For the Fiscal Year Ended October 31, 1999

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $1,333).............. $  122,282
Interest..........................................................     90,543
                                                                   ----------
 Total investment income..........................................    212,825
                                                                   ----------
EXPENSES:
Advisory fees.....................................................     29,869
Transfer agent fees...............................................     28,946
Custodian fees....................................................     13,876
Distribution fees:
 Class A..........................................................      9,224
 Class B..........................................................     65,092
Registration and filing fees......................................     36,028
Audit fees and tax services.......................................      6,298
Accounting services...............................................      3,323
Trustees' fees and expenses.......................................      1,397
Report to shareholders............................................        473
Miscellaneous.....................................................      6,770
                                                                   ----------
 Total expenses...................................................    201,296
 Expense reimbursement (see Note 3)...............................    (57,204)
                                                                   ----------
 Net expenses.....................................................    144,092
                                                                   ----------
NET INVESTMENT INCOME.............................................     68,733
                                                                   ----------
REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on securities:
 Investments............................................ $  29,243
 Futures contracts......................................    25,058     54,301
                                                         ---------
Net unrealized appreciation of securities during the
period:
 Investments............................................ 1,370,824
 Futures contracts......................................   102,217  1,473,041
                                                         --------- ----------
  Net realized and unrealized gain on securities during the
  period..........................................................  1,527,342
                                                                   ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................. $1,596,075
                                                                   ----------

STATEMENT OF CHANGES IN NET ASSETS

                                               For the        For the Period
                                              Year Ended    October 7, 1998 to
                                           October 31, 1999  October 31, 1998
                                           -----------------------------------
OPERATIONS:
Net investment income.....................   $    68,733          $    -
Net realized gain on securities...........        54,301               -
Net unrealized appreciation of securities
during the period.........................     1,473,041               -
                                           -----------------------------------
 Increase in net assets resulting from
 operations...............................     1,596,075               -
                                           -----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A..................................       (41,597)              -
 Class B..................................       (25,119)              -
                                           -----------------------------------
  Total distributions to shareholders from
  net investment income...................       (66,716)              -
                                           -----------------------------------
Net realized gain on securities
 Class A..................................             -               -
 Class B..................................             -               -
                                           -----------------------------------
  Total distributions to shareholders
  from net realized gain on securities....             -               -
                                           -----------------------------------
Decrease in net assets resulting from
distributions to shareholders.............       (66,716)              -
                                           -----------------------------------
SHARE TRANSACTIONS:
Net increase in net assets resulting from
share transactions
 Class A..................................     5,005,041           2,500
 Class B..................................    14,134,853           2,500
                                           -----------------------------------
Total increase in net assets resulting
from share transactions...................    19,139,894           5,000
                                           -----------------------------------
TOTAL INCREASE IN NET ASSETS..............    20,669,253           5,000
NET ASSETS:
 Beginning of year........................         5,000               -
                                           -----------------------------------
 End of period (including undistributed
 net  investment income of ($2,017
 and $0)..................................   $20,674,253          $5,000
                                           -----------------------------------

--------------------------------------------------------------------------------

 CHANGE IN SHARES                 Class A                                     Class B
 OUTSTANDING       ----------------------------------------- --------------------------------------------
                        For the           For the Period           For the             For the Period
                       Year Ended       October 7, 1998 to        Year Ended         October 7, 1998 to
                    October 31, 1999     October 31, 1998      October 31, 1999       October 31, 1998
                   -------------------  -------------------- ----------------------  --------------------
                   Shares     Amount     Shares    Amount     Shares      Amount      Shares    Amount
                   -------------------  -------------------- ----------------------  --------------------
 Shares sold.....  463,951  $5,084,388       250  $ 2,500    1,247,810  $14,353,724       250  $ 2,500
 Shares issued
 for
 distributions
 reinvested......    3,454      41,504         -        -        2,069       24,958         -        -
 Shares
 repurchased.....  (10,183)   (120,851)        -        -      (20,813)    (243,829)        -        -
                   -------------------  -------------------- ----------------------  --------------------
 Increase in
 shares
 outstanding.....  457,222   5,005,041       250    2,500    1,229,066   14,134,853       250    2,500
 Shares
 outstanding:
 Beginning of
 period..........      250       2,500         -        -          250        2,500         -        -
                   -------------------  -------------------- ----------------------  --------------------
 End of period...  457,472  $5,007,541       250  $ 2,500    1,229,316  $14,137,353       250  $ 2,500
                   -------------------  -------------------- ----------------------  --------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 14                            MID CAP INDEX FUND October 31, 1999

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            SCHEDULE OF INVESTMENTS
            COMMON STOCK - 76.93%
            ADVERTISING - 0.31%
      500   Harte-Hanks, Inc. .....................................   $    9,906
      300 * Westwood One, Inc. ....................................       13,838
                                                                      ----------
                                                                          23,744
                                                                      ----------
            AEROSPACE/DEFENSE - 0.41%
      500 * SCI Systems, Inc. .....................................       24,688
      200   Teleflex, Inc. ........................................        6,813
                                                                      ----------
                                                                          31,501
                                                                      ----------
            AIRLINES - 0.35%
      200 * Alaska Air Group, Inc. ................................        7,950
      800   Comair Holdings, Inc. .................................       18,463
                                                                      ----------
                                                                          26,413
                                                                      ----------
            APPAREL & PRODUCTS - 1.46%
      700 * Abercrombie and Fitch Co. .............................       19,075
      100 * American Eagle Outfitters, Inc. .......................        4,281
      700   Cintas Corp. ..........................................       42,175
      400   Claire's Stores, Inc. .................................        7,050
      200 * Land's End, Inc. ......................................       15,388
      800   Ross Stores, Inc. .....................................       16,500
      500   Warnaco Group, Inc., Class A...........................        7,125
                                                                      ----------
                                                                         111,594
                                                                      ----------
            APPLIANCES/FURNISHINGS - 0.42%
      400 * Furniture Brands International.........................        7,750
      300   Heilig-Meyers Co. .....................................        1,313
      600   Herman Miller, Inc. ...................................       13,013
      300   Lancaster Colony Corp. ................................       10,481
                                                                      ----------
                                                                          32,557
                                                                      ----------
            AUTO - CARS - 0.94%
    1,100   Harley-Davidson, Inc. .................................       65,244
      400   Meritor Automotive, Inc. ..............................        6,775
                                                                      ----------
                                                                          72,019
                                                                      ----------
            AUTO - ORIGINAL EQUIPMENT - 0.81%
      200   Arvin Industries, Inc. ................................        5,700
      200   Carlisle Companies, Inc. ..............................        6,650
      300   Donaldson Co, Inc. ....................................        6,975
      500   Federal-Mogul Corp. ...................................       12,563
      500 * Lear Corp. ............................................       16,875
      300   Mark IV Industries, Inc. ..............................        5,775
      200   Modine Manufacturing Co. ..............................        4,975
      100   Superior Industries International, Inc.................        2,669
                                                                      ----------
                                                                          62,182
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            AUTO - REPLACEMENT PARTS - 0.29%
      200   Kaydon Corp. ..........................................   $    4,963
      200 * SPX Corp. .............................................       16,950
                                                                      ----------
                                                                          21,913
                                                                      ----------
            BANKS - OTHER - 0.53%
      900   First Tennessee National Corp. ........................       30,600
    1,100   Sovereign Bancorp, Inc. ...............................        9,694
                                                                      ----------
                                                                          40,294
                                                                      ----------
            BANKS - REGIONAL - 5.31%
      500   Associated Banc-Corp. .................................       19,234
      300   CCB Financial Corp. ...................................       13,800
      300   City National Corp. ...................................       11,625
      900   Compass Bancshares, Inc. ..............................       24,019
    1,300   First Security Corp. ..................................       33,313
      300   First Virginia Banks, Inc. ............................       14,363
      600   FirstMerit Corp. ......................................       15,863
      700   GreenPoint Financial Corp. ............................       19,950
    1,300   Hibernia Corp., Class A................................       18,444
      700   Marshall & Ilsley Corp. ...............................       46,988
      500   Mercantile Bankshares Corp. ...........................       18,000
      700   National Commerce Bancorp..............................       17,500
    1,000   North Fork Bancorporation, Inc. .......................       20,688
      735   Old Kent Financial Corp. ..............................       29,951
      500   Pacific Century Financial Corp. .......................       11,406
      300   Provident Financial Group, Inc. .......................       12,881
      500   TCF Financial Corp. ...................................       14,750
      250   Webster Financial Corp. ...............................        7,156
      300   Westamerica Bankcorporation............................       10,331
      200   Wilmington Trust Corp .................................       10,850
      600   Zions Bancorporation...................................       35,363
                                                                      ----------
                                                                         406,475
                                                                      ----------
            BEVERAGE - SOFT DRINKS - 0.13%
      800   Whitman Corp. .........................................       10,400
                                                                      ----------
            BROADCASTING - 1.39%
      800   A.H. Belo Corp. .......................................       16,300
      206 * Chris-Craft Industries, Inc. ..........................       14,369
        1   Cox Communications, Inc., Class A......................           36
      300 * Hispanic Broadcasting Corp., Class A...................       24,300
      600 * Univision Communications, Inc. ........................       51,038
                                                                      ----------
                                                                         106,043
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            BUILDING MATERIALS - 0.97%
      300   Fastenal Co. ..........................................   $   10,875
      400   Hon Industries, Inc. ..................................        7,850
      400   Martin Marietta Materials, Inc. .......................       15,575
      700   RPM, Inc. .............................................        8,356
      300   Southdown, Inc. .......................................       14,494
      350   USG Corp. .............................................       17,347
                                                                      ----------
                                                                          74,497
                                                                      ----------
            CHEMICAL - MAJOR - 0.30%
      300   Albemarle Corp. .......................................        5,325
      100   Borg-Warner Automotive, Inc. ..........................        3,950
      800   Solutia, Inc. .........................................       13,750
                                                                      ----------
                                                                          23,025
                                                                      ----------
            CHEMICAL - MISCELLANEOUS - 1.05%
      300   A. Schulman, Inc. .....................................        4,669
      400 * Airgas, Inc. ..........................................        3,800
      777   CK Witco Corp. ........................................        7,284
      300 * Cytec Industries, Inc. ................................        7,744
      200   Dexter Corp. ..........................................        7,013
      400   Ethyl Corp. ...........................................        1,650
      200   Ferro Corp. ...........................................        4,075
      200   Georgia Gulf Corp. ....................................        4,313
      100   H.B. Fuller Co. .......................................        5,475
      400   Lubrizol Corp. ........................................       10,250
      800   Lyondell Chemical Co. .................................        9,700
      400   M. A. Hanna Co. .......................................        4,275
      100   Minerals Technologies, Inc. ...........................        4,313
      300   Olin Corp. ............................................        4,144
      100   Rollins, Inc. .........................................        1,569
                                                                      ----------
                                                                          80,274
                                                                      ----------
            CONGLOMERATES - 0.76%
      300   Alexander & Baldwin, Inc. .............................        7,200
      800   Dial Corp. ............................................       18,700
      300 * Litton Industries, Inc. ...............................       14,081
      400   Ogden Corp. ...........................................        3,625
      600   Viad Corp. ............................................       14,738
                                                                      ----------
                                                                          58,344
                                                                      ----------
            CONTAINERS - PAPER - 0.30%
      200   Chesapeake Corp. ......................................        6,000
      700   Sonoco Products Co. ...................................       16,800
                                                                      ----------
                                                                          22,800
                                                                      ----------
            DRUGS - 3.41%
    1,000   Bergen Brunswig Corp., Class A.........................        7,125
    1,000 * Biogen, Inc. ..........................................       74,124

--------------------------------------------------------------------------------

 October 31, 1999        MID CAP INDEX FUND - CONTINUED         15

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            DRUGS - Continued
      200   Carter-Wallace, Inc. ..................................   $    3,613
    1,200 * Chiron Corp. ..........................................       34,275
      500 * Covance, Inc. .........................................        4,844
      600 * Forest Laboratories, Inc. .............................       27,525
      600   Genzyme Corp. .........................................       22,950
       89 * Genzyme Surgical Products..............................          478
      500   ICN Pharmaceuticals, Inc. .............................       11,500
      700 * IVAX Corp. ............................................       12,294
      300 * Millennium Pharmaceuticals, Inc. ......................       21,038
      900   Mylan Laboratories, Inc. ..............................       16,144
      300 * Sepracor, Inc. ........................................       24,956
                                                                      ----------
                                                                         260,866
                                                                      ----------
            ELECTRIC PRODUCTS -
            MISCELLANEOUS - 0.10%
      300   CMP Group, Inc. .......................................        7,988
                                                                      ----------
            ELECTRICAL EQUIPMENT - 1.76%
    1,400 * American Power Conversion Corp.........................       31,412
      200   AMETEK, Inc. ..........................................        3,950
      400   Hubbell, Inc., Class B.................................       11,075
    1,000   Molex, Inc. ...........................................       36,500
    1,200 * Teradyne, Inc. ........................................       46,200
      300 * UCAR International, Inc. ..............................        5,869
                                                                      ----------
                                                                         135,006
                                                                      ----------
            ELECTRONIC INSTRUMENTS - 1.90%
      700 * Arrow Electronics, Inc. ...............................       15,269
    1,350 * Concord EFS, Inc. .....................................       36,533
      300 * Imation Corp. .........................................        9,206
      200 * MagnaTek, Inc. ........................................        1,375
      300   Pittston Brink's Group.................................        5,756
      500 * Sensormatic Electronics Corp. .........................        7,563
      700   Symbol Technologies, Inc. .............................       27,825
      625 * Vishay Intertechnology, Inc. ..........................       15,273
      500 * Waters Corp. ..........................................       26,563
                                                                      ----------
                                                                         145,363
                                                                      ----------
            ENTERTAINMENT - 0.20%
      200 * GTECH Holdings Corp. ..................................        4,025
      600 * Mandalay Resort Group..................................       11,175
                                                                      ----------
                                                                          15,200
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            FERTLIIZERS - 0.15%
      900   IMC Global, Inc. ......................................   $   11,475
                                                                      ----------
            FINANCE COMPANIES - 0.33%
      400   Finova Group, Inc. ....................................       17,624
      300   Keystone Financial, Inc. ..............................        7,519
                                                                      ----------
                                                                          25,143
                                                                      ----------
            FINANCIAL SERVICES - 0.76%
      400   Allamerica Financial Corp. ............................       22,874
    1,000 * Convergys Corp. .......................................       21,519
      200   Investment Technology Group, Inc. .....................        5,275
      200 * NCO Group, Inc. .......................................        8,475
                                                                      ----------
                                                                          58,143
                                                                      ----------
            FOODS - 2.35%
      300   Dean Foods Co. ........................................       13,874
      400   Dole Food Co., Inc. ...................................        7,175
      100   Dreyer's Grand Ice Cream, Inc. ........................        1,706
      800   Flowers Industries, Inc. ..............................       13,500
      500   Hormel Foods Corp. ....................................       21,562
      700   IBP, Inc. .............................................       16,756
      100   International Multifoods Corp. ........................        2,113
      600   Interstate Bakeries Corp. .............................       12,150
      200   J.M. Smucker Co., Class A..............................        3,975
      100   Lance, Inc. ...........................................        1,206
      500   McCormick & Co., Inc. .................................       15,688
      300 * Suiza Foods Corp. .....................................       10,819
      400   Trinity Industries, Inc. ..............................       11,925
    1,600   Tyson Foods, Inc., Class A.............................       24,400
      800 * U.S. Foodservice.......................................       15,350
      300   Universal Foods Corp. .................................        5,738
      300 * Vlasic Foods International, Inc. ......................        2,306
                                                                      ----------
                                                                         180,243
                                                                      ----------
            FOOTWEAR - 0.12%
      200 * Payless ShoeSource, Inc. ..............................        9,163
                                                                      ----------
            FREIGHT - 0.18%
      400   Airborne Freight Corp. ................................        8,600
      200   J.B. Hunt Transport Services, Inc. ....................        2,575
      200   Overseas Shipholding Group, Inc. ......................        2,575
                                                                      ----------
                                                                          13,750
                                                                      ----------
            FUNERAL SERVICES - 0.05%
      900   Stewart Enterprises, Inc. .............................        4,275
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            HEALTHCARE - 2.00%
      300 * Apria Healthcare Group, Inc. ..........................   $    4,744
      400 * First Health Group Corp. ..............................        9,300
      800 * Foundation Health Systems, Inc., Class A...............        5,300
    1,900 * Health Management Associates, Inc. ....................       16,862
      500 * Lincare Holdings, Inc. ................................       14,063
      700   Omnicare, Inc. ........................................        6,475
      500 * Oxford Health Plans, Inc. .............................        5,906
      300 * PacifiCare Health System, Inc., Class B................       11,831
      800 * Quintiles Transnational Corp. .........................       14,850
      500 * Quorum Health Group, Inc. .............................        4,000
      500 * Steris Corp. ..........................................        6,656
      600 * Sybron International Corp. ............................       14,288
      500 * Total Renal Care Holdings, Inc. .......................        3,656
      300 * Trigon Healthcare, Inc. ...............................        8,513
      200 * Ventiv Health, Inc. ...................................        1,425
      400 * VISX, Inc. ............................................       25,024
                                                                      ----------
                                                                         152,893
                                                                      ----------
            HEAVY DUTY TRUCKS/PARTS - 0.16%
      200   Bandag, Inc. ..........................................        5,000
      400   Federal Signal Corp. ..................................        7,525
                                                                      ----------
                                                                          12,525
                                                                      ----------
            HOME BUILDERS - 0.11%
      850   Clayton Homes, Inc. ...................................        8,606
                                                                      ----------
            HOSPITAL MANAGEMENT - 0.03%
      600 * Beverly Enterprises, Inc. .............................        2,363
                                                                      ----------
            HOSPITAL SUPPLIES - 1.25%
      100 * Acuson Corp. ..........................................        1,038
      200   Beckman Coulter, Inc. .................................        9,200
      400   DENTSPLY International, Inc. ..........................        9,275
      400   Hillenbrand Industries, Inc. ..........................       13,250
      200 * MiniMed, Inc. .........................................       15,163
      600 * PSS World Medical, Inc. ...............................        4,650
      700   Stryker Corp. .........................................       43,224
                                                                      ----------
                                                                          95,800
                                                                      ----------
            HOUSEHOLD PRODUCTS - 0.43%
      200   Church & Dwight Co., Inc. .............................        5,213
      500   Premark International, Inc. ...........................       27,374
                                                                      ----------
                                                                          32,587
                                                                      ----------

--------------------------------------------------------------------------------

 16                                               October 31, 1999
                        MID CAP INDEX FUND - CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            HUMAN RESOURCES - 0.75%
      200   Kelly Services, Inc., Class A..........................   $    5,863
      600   Manpower, Inc. ........................................       21,074
      700 * Modis Professional Services, Inc. .....................        7,831
      600   Olsten Corp. ..........................................        6,038
      600 * Robert Half International, Inc. .......................       16,237
                                                                      ----------
                                                                          57,043
                                                                      ----------
            INFORMATION PROCESSING - 0.13%
      600 * Acxiom Corp. ..........................................        9,900
                                                                      ----------
            INFORMATION PROCESSING -
            BUSINESS SOFTWARE - 2.66%..............................
      600 * Citrix Systems, Inc. ..................................       38,474
      400 * DST Systems, Inc. .....................................       25,475
    1,300 * Informix Corp. ........................................        9,913
    1,200 * Veritas Software Corp. ................................      129,449
                                                                      ----------
                                                                         203,311
                                                                      ----------
            INFORMATION PROCESSING -
            COMPUTER HARDWARE SYSTEMS - 0.63%
      500 * Jabil Circut, Inc. ....................................       26,124
    1,200   Quantum Corp.-DLT & Storage Systems....................       18,525
      600 * Quantum Corp.-Hard Disk Drive..........................        3,675
                                                                      ----------
                                                                          48,324
                                                                      ----------
            INFORMATION PROCESSING -
            COMPUTER SERVICES - 1.00%
      500 * Cambridge Technology Partners, Inc. ...................        5,531
      700 * Gartner Group, Inc., Class B...........................        6,563
      600 * Rationale Software Corp. ..............................       25,649
      700 * Sterling Commerce, Inc. ...............................       16,406
      900 * SunGard Data Systems, Inc. ............................       21,994
                                                                      ----------
                                                                          76,143
                                                                      ----------
            INFORMATION PROCESSING -
            CONSUMER SOFTWARE - 0.70%
    1,200 * Intuit, Inc. ..........................................       34,949
    1,000 * Networks Associates, Inc. .............................       18,313
                                                                      ----------
                                                                          53,262
                                                                      ----------
            INFORMATION PROCESSING -
            DATA SERVICES - 4.73%
      400 * ACNielson Corp. .......................................        8,800
      400 * Affiliated Computer Services, Inc., Class A............       15,199
    1,000   Comdisco, Inc. ........................................       20,188

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            INFORMATION PROCESSING -
            DATA SERVICES - Continued
      500   Diebold, Inc. .........................................   $   13,125
      500 * Electronic Arts, Inc. .................................       40,405
      750 * Fiserv, Inc. ..........................................       24,000
      600 * Keane, Inc. ...........................................       14,100
      600 * Legato Systems, Inc. ..................................       32,250
      600 * Mentor Graphics Corp. .................................        4,838
      700 * NCR Corp. .............................................       23,188
      600 * NOVA Corp. ............................................       15,600
      300 * Policy Management Systems Corp. .......................        5,756
      500   Reynolds and Reynolds Co., Class A.....................        9,094
      600 * Siebel Systems, Inc. ..................................       65,887
      500 * Sterling Software, Inc. ...............................       10,969
      700 * Storage Technology Corp. ..............................       11,025
      200 * Structural Dynamic Research............................        1,975
      300 * Sykes Enterprises, Inc. ...............................        9,263
      400 * Symantec Corp. ........................................       19,100
      400 * Tech Data Corp. .......................................        7,525
      300 * Transaction Systems Architects, Inc., Class A..........        9,225
                                                                      ----------
                                                                         361,512
                                                                      ----------
            INSURANCE - CASUALTY - 0.26%
      400   American Financial Group, Inc. ........................       11,850
      300   Everest Reinsurance Holdings, Inc. ....................        7,725
                                                                      ----------
                                                                          19,575
                                                                      ----------
            INSURANCE - LIFE - 0.19%
      400   Protective Life Corp. .................................       14,475
                                                                      ----------
            INSURANCE - MISCELLANEOUS - 0.73%
      400   Ambac Financial Group, Inc. ...........................       23,900
      200   HSB Group, Inc. .......................................        7,650
      500   Ohio Casualty Corp. ...................................        8,344
      300   PMI Group, Inc. .......................................       15,562
                                                                      ----------
                                                                          55,456
                                                                      ----------
            INSURANCE - MULTILINE - 0.94%
      200   Horace Mann Educators Corp. ...........................        5,638
    1,000   Old Republic International Corp. ......................       13,688
      700   Reliastar Financial Corp. .............................       30,055
      600   Unitrin, Inc. .........................................       22,463
                                                                      ----------
                                                                          71,844
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            LEISURE TIME - 0.62%
      400 * Blyth Industries, Inc. ................................   $   10,025
      500   Callaway Golf Co. .....................................        6,719
      700   International Game Technology..........................       13,038
      600 * Premier Parks, Inc. ...................................       17,362
                                                                      ----------
                                                                          47,144
                                                                      ----------
            LODGING - 0.58%
    1,800 * Park Place Entertainment Corp. ........................       23,624
      600 * Promus Hotel Corp. ....................................       20,550
                                                                      ----------
                                                                          44,174
                                                                      ----------
            MACHINE - TOOLS - 0.17%
      200 * Gilead Sciences, Inc. .................................       12,638
                                                                      ----------
            MACHINERY - AGRICULTURE - 0.06%
      400   AGCO Corp. ............................................        4,300
                                                                      ----------
            MACHINERY - CONSTRUCTION &
            CONTRACTS - 0.45%
      400 * Calpine Corp. .........................................       23,050
      200   Granite Construction, Inc. ............................        4,138
      200 * Jacobs Engineering Group, Inc. ........................        7,100
                                                                      ----------
                                                                          34,288
                                                                      ----------
            MACHINERY - INDUSTRIAL/SPECIALTY - 0.92%
      202 * Albany International Corp., Class A....................        3,068
      400 * American Standard Companies............................       15,274
      300   Cordant Technologies, Inc. ............................        9,356
      200   Flowserve Corp. .......................................        3,375
      300   Newport News Shipbuilding, Inc. .......................        9,113
      100   Nordson Corp. .........................................        4,431
      300   Stewart & Stevenson Services, Inc. ....................        3,975
      200   Tecumseh Products Co., Class A.........................        9,588
      400   Tidewater, Inc. .......................................       12,000
                                                                      ----------
                                                                          70,180
                                                                      ----------
            MERCHANDISE - DRUG - 0.64%
      400 * Medimmune, Inc. .......................................       44,799
      500 * Perrigo Co. ...........................................        3,781
                                                                      ----------
                                                                          48,580
                                                                      ----------
            MERCHANDISE - SPECIALTY - 1.19%
      400 * Barnes & Noble, Inc. ..................................        8,325
      500 * BJ's Wholesale Club, Inc. .............................       15,405
      800 * CompUSA, Inc. .........................................        4,550
      200 * Micro Warehouse, Inc. .................................        2,425

-------------------------------------------------------------------------------

 October 31, 1999        MID CAP INDEX FUND - CONTINUED         17

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            MERCHANDISE - SPECIALTY - Continued
      700 * OfficeMax, Inc. .......................................   $    3,544
      400   Sotheby's Holdings, Inc., Class A......................       11,500
      400   Tiffany & Co. .........................................       23,800
      400 * Williams-Sonoma, Inc. .................................       21,500
                                                                      ----------
                                                                          91,049
                                                                      ----------
            MERCHANDISING - DEPARTMENT - 0.33%
      600 * Borders Group, Inc. ...................................        7,800
    1,000 * Saks, Inc. ............................................       17,187
                                                                      ----------
                                                                          24,987
                                                                      ----------
            MERCHANDISING - FOOD - 0.34%
      300   Hannaford Bros. Co. ...................................       21,019
      300   Ruddick Corp. .........................................        5,119
                                                                      ----------
                                                                          26,138
                                                                      ----------
            MERCHANDISING - MASS - 0.61%
      500 * Dollar Tree Stores, Inc. ..............................       21,781
    1,200   Family Dollar Stores, Inc. ............................       24,750
                                                                      ----------
                                                                          46,531
                                                                      ----------
            METALS - MISCELLANEOUS - 0.19%
      300   Kennametal, Inc. ......................................        8,625
      200   Precision Castparts Corp. .............................        5,900
                                                                      ----------
                                                                          14,525
                                                                      ----------
            METALS - STEEL - 0.34%
      500   AK Steel Holding Corp. ................................        8,656
      100   Carpenter Technology Corp. ............................        2,438
      100   Cleveland-Cliffs, Inc. ................................        2,988
      300   Harsco Corp. ..........................................        8,831
      100   Oregon Steel Mills, Inc. ..............................          844
      100   Ryerson Tull, Inc. ....................................        2,050
                                                                      ----------
                                                                          25,807
                                                                      ----------
            MISCELLANEOUS - 0.32%
      600 * Apollo Group, Inc., Class A............................       15,788
      300 * Navigant Consulting Co. ...............................        8,569
                                                                      ----------
                                                                          24,357
                                                                      ----------
            MULTIMEDIA - 0.73%
    1,600 * Cadence Design Systems, Inc. ..........................       24,300
      500 * Synopsys, Inc. ........................................       31,155
                                                                      ----------
                                                                          55,455
                                                                      ----------
            NATURAL GAS - DIVERSIFIED - 0.44%
      200 * Hanover Compressor Co. ................................        7,400
      850   K N Energy, Inc. ......................................       17,106

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
           NATURAL GAS - DIVERSIFIED - Continued
     500   Questar Corp. ..........................................   $    9,000
                                                                      ----------
                                                                          33,506
                                                                      ----------
           OIL - INTEGRATED DOMESTIC - 0.09%
     610   Pennzoil-Quaker State Co. ..............................        7,206
                                                                      ----------
           OIL - INTEGRATED INTERNATIONAL - 0.22%
     300   Murphy Oil Corp. .......................................       16,819
                                                                      ----------
           OIL - SERVICE - PRODUCTS - 1.18%
     600 * BJ Services Co. ........................................       20,588
     900 * Noble Drilling Corp. ...................................       19,969
   1,100 * Ocean Energy, Inc. .....................................       10,106
   1,300 * Santa Fe Snyder Corp. ..................................       11,213
     400 * Varco International, Inc. ..............................        4,225
     700   Weatherford International, Inc. ........................       23,713
                                                                      ----------
                                                                          89,814
                                                                      ----------
           OIL - SERVICES - 1.43%
     400   Devon Energy Corp. .....................................       15,550
   1,000   ENSCO International, Inc. ..............................       19,375
   1,200 * Global Marine, Inc. ....................................       18,224
     700 * Nabors Industries, Inc. ................................       15,881
     400 * Smith International, Inc. ..............................       13,825
     700   Transocean Offshore, Inc. ..............................       19,031
     300   York International Corp. ...............................        7,069
                                                                      ----------
                                                                         108,955
                                                                      ----------
           OIL/GAS PRODUCERS - 0.69%
     400   Cabot Corp. ............................................        7,450
     500   Noble Affiliates, Inc. .................................       12,655
     700 * Pioneer Natural Resources Corp. ........................        6,563
     700   Ultramar Diamond Shamrock Corp. ........................       17,150
     500   Valero Energy Corp. ....................................        9,188
                                                                      ----------
                                                                          53,006
                                                                      ----------
           PAPER/FOREST PRODUCTS - 1.15%
     400   Bowater, Inc. ..........................................       21,000
     600   Consolidated Papers, Inc. ..............................       18,788
     600   Georgia-Pacific Corp. (Timber Group)....................       14,324
     300   Longview Fibre Co. .....................................        3,413
     300   Pentair, Inc. ..........................................       11,288
     200   P.H. Glatfelter Co. ....................................        2,925
     200   Rayonier, Inc. .........................................        8,200
     200   Standard Register Co. ..................................        4,375
     300   Wausau-Mosinee Paper Corp. .............................        3,788
                                                                      ----------
                                                                          88,101
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            PUBLISHING - NEWS - 0.56%
      200   Lee Enterprises, Inc. .................................   $    5,900
      200   Media General, Inc., Class A...........................       10,925
      800   Reader's Digest Association, Inc., Class A.............       25,800
                                                                      ----------
                                                                          42,625
                                                                      ----------
            PUBLISHING/PRINTING - 0.32%
      200   Banta Corp. ...........................................        4,525
      200   Houghton Mifflin Co. ..................................        8,474
      100 * Scholastic Corp. ......................................        4,650
      300   Wallace Computer Services, Inc. .......................        6,638
                                                                      ----------
                                                                          24,287
                                                                      ----------
            RAILROAD - 0.23%
      400   GATX Corp. ............................................       13,275
      300 * Wisconsin Central Transportation Corp. ................        4,163
                                                                      ----------
                                                                          17,438
                                                                      ----------
            RESTAURANTS - 1.05%
      400   Bob Evans Farms, Inc. .................................        5,500
      400 * Brinker International, Inc. ...........................        9,325
      200 * Buffets, Inc. .........................................        1,863
      500   CBRL Group, Inc. ......................................        6,688
      300 * Lone Star Steakhouse & Saloon..........................        2,400
      450 * Outback Steakhouse, Inc. ..............................       10,350
      300 * Papa Johns International, Inc. ........................       11,213
    1,200 * Starbucks Corp. .......................................       32,625
                                                                      ----------
                                                                          79,964
                                                                      ----------
            SAVINGS & LOAN - 0.87%
      500   Astoria Financial Corp. ...............................       18,000
    1,460   Charter One Financial, Inc. ...........................       35,860
      700   Dime Bancorp, Inc. ....................................       12,513
                                                                      ----------
                                                                          66,373
                                                                      ----------
            SCHOOLS - 0.21%
      500 * DeVry, Inc. ...........................................       10,531
      400 * Sylvan Learning Systems, Inc. .........................        5,175
                                                                      ----------
                                                                          15,706
                                                                      ----------
            SECURITIES RELATED - 0.96%
      700   A.G. Edwards, Inc. ....................................       21,043
    1,600 * E*Trade Group, Inc. ...................................       38,100
      400   Legg Mason, Inc. ......................................       14,550
                                                                      ----------
                                                                          73,693
                                                                      ----------

--------------------------------------------------------------------------------

 18                                               October 31, 1999
                         MID CAP INDEX FUND - CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            SEMICONDUCTOR EQUIPMENT - 0.87%
      400 * Microchip Technology, Inc. ............................   $   26,650
      250 * Novellus Systems, Inc. ................................       19,374
      200 * QLogic Corp. ..........................................       20,825
                                                                      ----------
                                                                          66,849
                                                                      ----------
            SEMICONDUCTORS - 5.60%
    1,300 * Altera Corp. ..........................................       63,212
      700 * Atmel Corp. ...........................................       28,000
      300   Avnet, Inc. ...........................................       16,294
      500 * Cirrus Logic, Inc. ....................................        4,969
      800 * Cypress Semiconductor Corp. ...........................       20,450
      700 * Integrated Device Technology, Inc. ....................       14,394
    1,100   Linear Technology Corp. ...............................       76,930
      900 * Maxim Integrated Products, Inc. .......................       71,044
    1,000 * Vitesse Semiconductor Corp. ...........................       45,875
    1,100 * Xilinx, Inc. ..........................................       86,487
                                                                      ----------
                                                                         427,655
                                                                      ----------
            TELECOMMUNICATIONS - 0.66%
      300 * Adtran, Inc. ..........................................       11,138
      181   COMSAT Corp. ..........................................        3,382
      400 * Sanmina Corp. .........................................       36,024
                                                                      ----------
                                                                          50,544
                                                                      ----------
            TEXTILE - PRODUCTS - 0.87%
      300 * Burlington Industries, Inc. ...........................        1,106
      800 * Jones Apparel Group, Inc. .............................       25,300
      400 * Mohawk Industries, Inc. ...............................        9,175
      900   Shaw Industries, Inc. .................................       13,893
      400 * Unifi, Inc. ...........................................        4,800
      300   Wellman, Inc. .........................................        4,519
      400   WestPoint Stevens, Inc., Class A.......................        7,575
                                                                      ----------
                                                                          66,368
                                                                      ----------
            TOBACCO - 0.29%
      700   R.J. Reynolds Tobacco Holdings, Inc. ..................       15,181
      200   Universal Corp. .......................................        7,050
                                                                      ----------
                                                                          22,231
                                                                      ----------
            TRUCKERS - 0.30%
      100   Arnold Industries, Inc. ...............................        1,003
      400   CNF Transportation, Inc. ..............................       13,225
      500 * Swift Transportion Co., Inc. ..........................        8,719
                                                                      ----------
                                                                          22,947
                                                                      ----------

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            UTILITIES - COMMUNICATION - 0.85%
      900   Cincinnati Bell, Inc. .................................   $   18,731
      400   Telephone and Data Systems, Inc. ......................       46,100
                                                                      ----------
                                                                          64,831
                                                                      ----------
            UTILITIES - ELECTRIC - 5.79%
      900   Allegheny Energy, Inc. ................................       28,630
      500   Alliant Energy Corp. ..................................       13,594
      100   Black Hills Corp. .....................................        2,250
      100   Cleco Corp. ...........................................        3,313
      750   Conectiv, Inc. ........................................       14,625
    1,200   DPL, Inc. .............................................       24,300
      500   DQE, Inc. .............................................       19,969
      800   Energy East Corp. .....................................       20,100
      200   Hawaiian Electric Industries, Inc. ....................        6,763
      300   Idacorp, Inc. .........................................        9,056
      600   Illinova Corp. ........................................       19,088
      100   Indiana Energy, Inc. ..................................        2,019
      600   IPALCO Enterprises, Inc. ..............................       12,263
      400   Kansas City Power & Light Co. .........................        9,800
    1,000   LG&E Energy Corp. .....................................       22,000
      400 * Midamerican Energy Holdings Co. .......................       13,450
      400   Minnesota Power, Inc. .................................        7,400
      800   Montana Power Co. .....................................       22,750
      400   New England Electric System............................       20,825
    1,000   Nisource, Inc. ........................................       20,500
      800 * Northeast Utilities....................................       16,650
      500   OGE Energy Corp. ......................................       11,344
      900   Potomac Electric Power Co. ............................       24,694
      300   Public Service Co. of New Mexico.......................        5,363
      500   Puget Sound Energy, Inc. ..............................       11,063
      800   Scana Corp. ...........................................       19,900
    1,100   TECO Energy, Inc. .....................................       24,269
      600   UtiliCorp United, Inc. ................................       12,975
      300   Washington Gas Light Co. ..............................        8,156
      700   Wisconsin Energy Corp. ................................       15,663
                                                                      ----------
                                                                         442,772
                                                                      ----------
            UTILITIES - GAS, DISTRIBUTION - 0.84%
      500   AGL Resources, Inc. ...................................        8,719
    1,100   Keyspan Corp. .........................................       30,938
      600   MCN Energy Group, Inc. ................................       14,663
      200   National Fuel Gas Co. .................................        9,775
                                                                      ----------
                                                                          64,095
                                                                      ----------

   NUMBER                                                              MARKET
 OF SHARES                                                             VALUE

-------------------------------------------------------------------------------
            WATER SERVICES - 0.23%
        600 American Water Works Co., Inc. .......................   $   17,513
                                                                     ----------
            TOTAL COMMON STOCK
            (Cost $5,726,556).....................................    5,879,760
                                                                     ----------
    PAR
   VALUE
 ----------
            CORPORATE SHORT TERM -
            REPURCHASE AGREEMENT - 21.72%
            BANKS - OTHER - 21.72%
 $1,660,000 State Street Bank Repurchase Agreement, 5.15%, dated
            10/31/99, to be repurchased at $1,660,712 on 11/01/99,
            collateralized by U.S. Treasury Note, 5.38%, 07/31/00,
            with a par value of $1,675,000
            (Cost $1,660,000).....................................    1,660,000
                                                                     ----------
            TOTAL CORPORATE SHORT TERM -
            REPURCHASE AGREEMENT
            (Cost $1,660,000).....................................    1,660,000
                                                                     ----------
            UNITED STATES GOVERNMENT -
            SHORT TERM - 1.44%
            U.S. TREASURY BILLS - 1.44%
            United States Treasury Bills:
     50,000 4.51% due 12/09/99....................................       49,762
     10,000 4.45% due 11/12/99....................................        9,986
     50,000 4.44% due 12/09/99....................................       49,765
                                                                     ----------
                                                                        109,513
                                                                     ----------
            TOTAL UNITED STATES GOVERNMENT - SHORT TERM
            (Cost $109,513).......................................      109,513
                                                                     ----------
            TOTAL INVESTMENTS
            (Cost $7,496,069) - 100.09%...........................   $7,649,273
                                                                     ----------
            *Non-income producing

--------------------------------------------------------------------------------

 October 31, 1999        MID CAP INDEX FUND - CONTINUED         19

                                                                    UNREALIZED
CONTRACTS                                                          APPRECIATION

-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED(1)
 8(2)(Delivery month/Value at 10/31/99) MidCap 400 Index
      Futures (December/$401.25)....................................    $62,725
                                                                       --------

(1) U.S. Treasury Bills with a market value of approximately $110,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
(2)  Per 500.




SEE NOTES TO FINANCIAL STATEMENTS.



-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $7,496,069)............................ $7,649,273
Receivable for:
 Investments sold...................................................      8,504
 Fund shares sold...................................................      3,987
 Dividends and interest.............................................      5,202
Other assets........................................................     49,042
                                                                     ----------
TOTAL ASSETS........................................................  7,716,008
                                                                     ----------

LIABILITIES:
Payable for investments purchased...................................     15,863
Payable to affiliates:
 Advisory fees......................................................     17,492
 Distribution fees for Class A & B..................................      4,058
 Other..............................................................     35,173
Accrued expenses and other liabilities..............................        900
                                                                     ----------
TOTAL LIABILITIES...................................................     73,486
                                                                     ----------
NET ASSETS.......................................................... $7,642,522
                                                                     ----------

--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share, unlimited
shares authorized, 648,219 shares outstanding....................... $    6,482
Additional paid in capital..........................................  6,708,333
Undistributed net realized gain on securities.......................    710,646
Undistributed net investment income.................................      1,132
Unrealized appreciation of:
 Investments.............................................. $ 153,204
 Futures contracts........................................    62,725    215,929
                                                           --------- ----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING............................................... $7,642,522
                                                                     ----------




------------------------------------------------------------------------------
COMPUTATION OF NET ASSET VALUE
AND OFFERING PRICE:
Net asset value and redemption price per Class A
share ($3,209,408 divided by 272,054 shares)....................... $    11.80
                                                                    ----------
Offering price per Class A share
(100/94.25 of $11.80)*............................................. $    12.52
                                                                    ----------
Net asset value and offering price per Class B
share ($4,433,114 divided by 376,165 shares)**..................... $    11.79
                                                                    ----------
*  Offering price includes sales charge of 5.75%.
   The sales charge is reduced for purchases
   of $25,000 and over.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

--------------------------------------------------------------------------------

 20
                         MID CAP INDEX FUND - CONTINUED

STATEMENT OF OPERATIONS
For the Fiscal Year Ended October 31, 1999

INVESTMENT INCOME:
Dividends........................................................ $ 65,072
Interest.........................................................   44,405
                                                                  --------
 Total investment income.........................................  109,477
                                                                  --------
EXPENSES:
Advisory fees....................................................   17,492
Transfer agent fees..............................................   17,009
Custodian fees...................................................    8,623
Distribution fees:
 Class A.........................................................    7,078
 Class B.........................................................   32,282
Registration and filing fees.....................................   33,785
Audit fees and tax services......................................    3,747
Accounting services..............................................    1,878
Trustees' fees and expenses......................................    1,058
Report to shareholders...........................................      308
Miscellaneous....................................................    2,229
                                                                  --------
 Total expenses..................................................  125,489
 Expense reimbursement (see Note 3)..............................  (48,160)
                                                                  --------
 Net expenses....................................................   77,329
                                                                  --------
NET INVESTMENT INCOME............................................   32,148
                                                                  --------

REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on securities:
 Investments............................................ $703,327
 Futures contracts......................................    7,319  710,646
                                                         --------
Net unrealized appreciation of securities during the period:
 Investments............................................  153,204
 Futures contracts......................................   62,725  215,929
                                                         -------- --------
  Net realized and unrealized gain on securities during the
  period.........................................................  926,575
                                                                  --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................. $958,723
                                                                  --------

STATEMENT OF CHANGES IN NET ASSETS

                                               For the        For the Period
                                              Year Ended    October 7, 1998 to
                                           October 31, 1999  October 31, 1998
                                           -----------------------------------
OPERATIONS:
Net investment income.....................    $   32,148          $    -
Net realized gain on securities...........       710,646               -
Net unrealized appreciation of securities
during the period.........................       215,929               -
                                           -----------------------------------
 Increase in net assets resulting from
 operations...............................       958,723               -
                                           -----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A..................................       (25,613)              -
 Class B..................................        (5,403)              -
                                           -----------------------------------
  Total distributions to shareholders from
  net investment income...................       (31,016)              -
                                           -----------------------------------
Net realized gain on securities
 Class A..................................             -               -
 Class B..................................             -               -
                                           -----------------------------------
  Total distributions to shareholders
  from net realized gain on securities....             -               -
                                           -----------------------------------
Decrease in net assets resulting from
distributions to shareholders.............       (31,016)              -
                                           -----------------------------------
SHARE TRANSACTIONS:
Net increase in net assets resulting from
share transactions
 Class A..................................     2,752,112           2,500
 Class B..................................     3,957,703           2,500
                                           -----------------------------------
Total increase in net assets resulting
from share transactions...................     6,709,815           5,000
                                           -----------------------------------
TOTAL INCREASE IN NET ASSETS..............     7,637,522           5,000
NET ASSETS:
 Beginning of year........................         5,000               -
                                           -----------------------------------
 End of period (including undistributed
 net investment income of $1,132 and $0)..    $7,642,522          $5,000
                                           -----------------------------------

--------------------------------------------------------------------------------

 CHANGE IN SHARES                         Class A                                   Class B
 OUTSTANDING               ----------------------------------------- -----------------------------------------
                                For the           For the Period          For the           For the Period
                               Year Ended       October 7, 1998 to       Year Ended       October 7, 1998 to
                            October 31, 1999     October 31, 1998     October 31, 1999     October 31, 1998
                           -------------------  -------------------- -------------------  --------------------
                           Shares     Amount     Shares    Amount    Shares     Amount     Shares    Amount
                           -------------------  -------------------- -------------------  --------------------
 Shares sold.............  270,376  $2,735,113       250  $    2,500 376,417  $3,963,754       250  $    2,500
 Shares issued for
 distributions
 reinvested..............    2,190      25,612         -           -     464       5,390         -           -
 Shares repurchased......     (762)     (8,613)        -           -    (966)    (11,441)        -           -
                           -------------------  -------------------- -------------------  --------------------
 Increase in shares
 outstanding.............  271,804   2,752,112       250       2,500 375,915   3,957,703       250       2,500
 Shares outstanding:
 Beginning of period.....      250       2,500         -           -     250       2,500         -           -
                           -------------------  -------------------- -------------------  --------------------
 End of period...........  272,054  $2,754,612       250  $    2,500 376,165  $3,960,203       250      $2,500
                           -------------------  -------------------- -------------------  --------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 October 31, 1999             SMALL CAP INDEX FUND              21

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            SCHEDULE OF INVESTMENTS
            COMMON STOCK - 85.95%

            ADVERTISING - 0.61%
      100 * ADVO, Inc. ............................................   $    1,769
      100 * Direct Focus, Inc. ....................................        2,288
       28 * Doubleclick, Inc. .....................................        3,920
      200 * E4L, Inc. .............................................          525
      200 * Getty Images, Inc. ....................................        6,163
      350 * HA-LO Industries, Inc. ................................        1,706
      100 * Marketing Services Group, Inc. ........................        1,138
      100 * Network Event Theater, Inc. ...........................        2,300
      200 * NFO Worldwide, Inc. ...................................        2,225
      200   Penton Media, Inc. ....................................        3,700
      200   True North Communications, Inc. .......................        8,062
      100 * Westwood One, Inc. ....................................        4,613
                                                                      ----------
                                                                          38,409
                                                                      ----------
            AEROSPACE/DEFENSE - 0.68%
      200 * Aviall, Inc. ..........................................        1,788
      200 * Be Aerospace, Inc. ....................................        2,013
      224   B.F. Goodrich Co. .....................................        5,306
      200 * Fairchild Corp., Class A...............................        1,625
      200   Gencorp, Inc. .........................................        2,275
      200 * Orbital Sciences Corp. ................................        2,950
      300   Perkinelmer, Inc. .....................................       12,243
      100 * Remec, Inc. ...........................................        1,044
      100 * Sequa Corp., Class A...................................        4,925
      300 * Titan Corp. ...........................................        5,025
      200 * Trimble Navigation, Ltd. ..............................        3,250
                                                                      ----------
                                                                          42,444
                                                                      ----------
            AIRLINES - 0.60%
      500 * Airtran Holdings, Inc. ................................        2,281
      200 * Alaska Air Group, Inc. ................................        7,949
      300 * American West Holdings Corp., Class B..................        6,205
      100 * Atlantic Coast Airlines Holdings, Inc. ................        2,325
      150 * Atlas Air, Inc. .......................................        4,050
      200   Circle International Group, Inc. ......................        4,400
      100 * Frontier Airlines, Inc. ...............................          994
      100 * Midwest Express Holdings, Inc. ........................        2,931
      200   SkyWest, Inc. .........................................        4,963
      400 * Transport World Airlines, Inc. ........................        1,325
                                                                      ----------
                                                                          37,423
                                                                      ----------
            APPAREL & PRODUCTS - 1.22%
      100 * Ann Taylor Stores Corp. ...............................        4,256
      200   Authentic Fitness Corp. ...............................        3,888
      200   Brown Shoe Company, Inc. ..............................        3,563
      100 * Children's Place, Inc. ................................        2,606

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            APPAREL & PRODUCTS - Continued
      100 * Columbia Sportsware Company............................   $    2,025
      200 * Donna Karan International, Inc. .......................        1,675
      200 * Dress Barn, Inc. ......................................        3,556
      200 * Footstar, Inc. ........................................        7,000
      200 * Goodys Family Clothing, Inc. ..........................        2,025
      100 * Guess?, Inc. ..........................................        1,300
      200 * Gymboree Corp. ........................................        1,288
      200 * Jo-ann Stores, Inc. ...................................        2,788
      200   Kellwood Co. ..........................................        3,538
      100 * Land's End, Inc. ......................................        7,694
      200 * Men's Wearhouse, Inc. .................................        4,388
      100   Movado Group, Inc. ....................................        2,200
      300 * Nautica Enterprises, Inc. .............................        4,518
      200 * Oakley, Inc. ..........................................        1,300
      150 * Pacific Sunwear of California, Inc. ...................        4,528
      150 * Quicksilver, Inc. .....................................        2,119
      100 * Shoe Carnival, Inc. ...................................        1,063
      100   Talbots, Inc. .........................................        4,705
      100 * United Retail Group, Inc. .............................        1,000
      100 * Urban Outfitters, Inc. ................................        2,200
      100 * Wet Seal, Inc. ........................................        1,400
                                                                      ----------
                                                                          76,623
                                                                      ----------
            APPLIANCES/FURNISHINGS - 0.79%
      100   Bassett Furniture Industries, Inc. ....................        1,800
      100 * CORT Business Services Corp. ..........................        2,031
      200   Ethan Allen Interiors, Inc. ...........................        7,112
      300 * Furniture Brands International, Inc. ..................        5,813
      300 * Griffon Corp. .........................................        2,213
      200   Haverty Furniture Companies, Inc. .....................        2,750
      300   Heilig-Meyers Co. .....................................        1,313
      300   Hussmann International, Inc. ..........................        4,800
      200   Kimball International, Inc., Class B...................        3,200
      300   La-Z-Boy Chair Co. ....................................        5,475
      300 * Metromedia International Group, Inc. ..................        1,106
      100   National Presto Industries, Inc. ......................        3,700
      100   Oneida, Ltd. ..........................................        2,368
      100 * SLI, Inc. .............................................        1,075
      500 * Sunbeam Corp ..........................................        2,375
      200 * Windmere Corp. ........................................        2,600
                                                                      ----------
                                                                          49,731
                                                                      ----------
            AUTO - CARS - 0.21%
      200 * Avis Rent A Car, Inc. .................................        3,575
      200 * Budget Group, Inc. ....................................        1,400
      100 * Lithia Motors, Inc. ...................................        1,994
      200 * Rent-A-Center, Inc. ...................................        3,662
      200 * United Auto Group, Inc. ...............................        2,338
                                                                      ----------
                                                                          12,969
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            AUTO - ORIGINAL EQUIPMENT - 0.67%
      300 * Allen Telecom, Inc. ...................................   $    2,719
      200   Arvin Industries, Inc. ................................        5,700
      300   Donaldson Co., Inc. ...................................        6,974
      200 * Hayes Lemmerz International, Inc. .....................        4,325
      300   Mark IV Industries, Inc. ..............................        5,775
      400 * Miller Industries, Inc. ...............................          975
      200   Modine Manufacturing Co. ..............................        4,975
      200   Superior Industries International, Inc. ...............        5,337
      300 * Tower Automotive, Inc. ................................        4,894
                                                                      ----------
                                                                          41,674
                                                                      ----------
            AUTO - REPLACEMENT PARTS - 0.70%
      100 * Aftermarket Technology Corp. ..........................          944
      200   A.O. Smith Corp. ......................................        4,849
      500   Collins & Aikman Corp. ................................        2,968
      200 * CSK Auto Corp. ........................................        3,575
      100 * Discount Auto Parts, Inc. .............................        1,425
      200 * Dura Automotive Systems, Inc. .........................        3,750
      200   Gentek, Inc. ..........................................        1,763
      200   Kaydon Corp. ..........................................        4,962
      100   Midas, Inc. ...........................................        2,350
      220   Myers Industries, Inc. ................................        3,094
      100 * O'Reilly Automotive, Inc. .............................        4,363
      300   Pep Boys - Manny, Moe & Jack (The).....................        3,750
      100   Standard Motor Products, Inc. .........................        1,613
      300 * Tyler Corp. ...........................................        1,406
      300 * Valance Technology, Inc. ..............................        1,500
      100   Wynn's International, Inc. ............................        1,556
                                                                      ----------
                                                                          43,868
                                                                      ----------
            BANKS - OTHER - 0.77%
      100   First Bancorp..........................................        2,238
      165   First Union Corp ......................................        7,043
      300   Hudson United Bancorp..................................        9,430
      100   Irwin Financial Corp. .................................        2,050
      100 * Net.B@nk, Inc. ........................................        2,213
      100 * Prism Financial Co. ...................................        1,281
      200   Republic Security Financial Co. .......................        1,688
      595   Sky Financial Group, Inc. .............................       14,280
      300   Sterling Bancshares, Inc. .............................        3,750
      300   Westernbank Puerto Rico................................        4,163
                                                                      ----------
                                                                          48,136
                                                                      ----------
            BANKS - REGIONAL - 4.87%
      100   AMCORE Financial, Inc. ................................        2,363
      200   Anchor BanCorp Wisconsin, Inc. ........................        3,200
      100   BancFirst Ohio Corp. ..................................        2,213
      200   Banco Santander Puerto Rico............................        3,575

--------------------------------------------------------------------------------

 22                                               October 31, 1999
                       SMALL CAP INDEX FUND - CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            BANKS - REGIONAL - Continued
      300   BancorpSouth, Inc. ....................................   $    5,213
      200   BancWest Corporation...................................        8,362
       45   Bank Atlantic Bancorp., Class A........................          228
      300   Bank Atlantic Bancorp., Class B........................        1,875
      100   Bank United Corp ......................................        3,900
      100   Banknorth Group, Inc. .................................        3,377
      120   Brenton Banks, Inc. ...................................        1,530
      100   BSB Bancorp, Inc. .....................................        2,206
      100   BT Financial Corp. ....................................        2,213
      200   Carolina First Corp. ..................................        4,138
      126 * Centennial Bancorp.....................................        1,425
      125   Chemical Financial Corp. ..............................        4,078
      200   Citizens Banking Corp. ................................        5,550
      211   City Holding Co. ......................................        3,350
      105   Commerce Bancorp, Inc. ................................        4,704
      200   Commonwealth Bancorp, Inc. ............................        3,375
      400   Community First Bankshares.............................        7,613
      100   F&M Bancorporation, Inc. ..............................        3,619
      103   F&M National Corp. ....................................        3,090
      300   First American Financial Corp., Class A................        4,444
      100   First Charter Corp. ...................................        1,900
      100   First Citizens BancShares, Inc., Class A...............        7,600
      100   First Commerce Bancshares, Inc., Class B...............        2,050
      200   First Commonwealth Financial Corp. ....................        5,675
      310   First Financial Bancorp................................        7,518
      100   First Midwest Bancorp, Inc. ...........................        4,088
      100 * First Republic Bank....................................        2,500
      200   First United Bancshares................................        3,212
      105   FNB Corp. .............................................        2,691
      200 * Friedman, Billings, Ramsey Group, Inc., Class A........        1,038
       85   GBC Bancorp............................................        1,737
      110   Grand Premier Financial, Inc. .........................        1,760
      100   Greater Bay Bancorp....................................        3,674
      100 * Hamilton Bancorp, Inc. ................................        1,588
      208 * Imperial Bancorp.......................................        5,161
      400   Independence Community Bank............................        4,775
      100   Independent Bank Corp. ................................        1,338
      125   International Bancshares Corp. ........................        5,671
      100   InterWest Bancorp, Inc. ...............................        1,850
      100   JeffBanks, Inc. .......................................        2,969
      200   Merchants New York Bancorp.............................        3,500
      100   Midwest Banc Holdings, Inc. ...........................        1,563
      100   National Bancorp of Alaska.............................        2,600
      105   National City Bancshares, Inc. ........................        2,939
      200   National Penn Bancshares, Inc. ........................        5,263
      110   NBT Bancorp, Inc. .....................................        2,056
      100   Omega Financial Corp. .................................        3,225
      200   One Valley Bancorp, Inc. ..............................        7,300

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            BANKS - REGIONAL - Continued
      200   Pacific Capital Bancorp................................   $    6,624
      100   Peoples Holding Company ...............................        3,225
      200   PFF Bancorp, Inc. .....................................        4,075
      200   Premier Bancshares, Inc. ..............................        3,525
      200   Republic Bancorp, Inc. ................................        1,875
      100 * Republic Bancshares, Inc. .............................        1,494
      200   Riggs National Corp. ..................................        3,025
        5   Roslyn Bancorp, Inc. ..................................           97
      100   S&T Bancorp, Inc. .....................................        2,325
      100   Sandy Spring Bancorp, Inc. ............................        2,800
      125   Shoreline Financial Corp. .............................        2,461
      200 * Silicon Valley Bancshares..............................        6,525
      200 * Southwest Bancorporation of Texas, Inc. ...............        3,474
       67   Summit Banccorp. ......................................        2,320
      200   Susquehanna Bancshares, Inc. ..........................        3,325
      100   Texas Regional Bancshares, Class A.....................        2,794
      300   Triangle Bancorp, Inc. ................................        6,900
      200   Trust Co. of New Jersey................................        4,625
      300   TrustCo Bank Corp. NY..................................        8,868
      200   U.S. Bancorp, Inc. ....................................        2,650
      200   U.S.B. Holding Co., Inc. ..............................        3,000
      100   UMB Financial Corp. ...................................        4,063
      300   United Bankshares, Inc. ...............................        7,388
      300   UST Corp. .............................................        9,300
      200   Webster Financial Corp. ...............................        5,724
      220   West Coast Bancorp.....................................        3,039
      200   Western Bancorp........................................        9,375
      200   Whitney Holding Corp. .................................        7,400
                                                                      ----------
                                                                         305,178
                                                                      ----------
            BEVERAGE -
            BREWERS/DISTRIBUTORS - 0.16%
      100 * Beringer Wine Estates Holdings, Inc.,
            Class B................................................        3,974
      100 * Canandaigua Brands, Inc., Class A......................        6,050
                                                                      ----------
                                                                          10,024
                                                                      ----------
            BROADCASTING - 0.57%
      200   Ackerley Group, Inc. ..................................        3,338
      300 * ACTV, Inc. ............................................        4,744
      100 * CD Radio, Inc. ........................................        2,550
      100 * Citadel Communications Corp. ..........................        4,831
      100 * Cumulus Media, Inc. ...................................        3,588
      100 * Emmis Communications Corp., Class A....................        7,212
      100 * Entercom Communications Corp. .........................        4,980
      200 * Paxson Communications Corp. ...........................        2,350
      100 * Sinclair Broadcast Group, Inc. ........................        1,000
      100 * Source Media, Inc. ....................................          766
                                                                      ----------
                                                                          35,359
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            BUILDING MATERIALS - 0.66%
      300   Apogee Enterprises, Inc. ..............................   $    1,894
      200 * Comfort Systems USA, Inc. .............................        1,450
      200   Cooper Companies, Inc. ................................        5,000
      300 * Dal-Tile International, Inc. ..........................        2,793
      150   Elcor Corp. ...........................................        3,694
      400   Fedders USA, Inc. .....................................        2,475
      100   Florida Rock Industries, Inc. .........................        3,375
      100 * Giant Cement Holding, Inc. ............................        1,913
      400   Interface, Inc., Class A...............................        1,624
      100 * Mestek, Inc. ..........................................        1,956
      200 * NCI Building Systems, Inc. ............................        3,162
      100 * Nortek, Inc. ..........................................        3,063
      200   Texas Industries, Inc. ................................        7,162
      200   Watsco, Inc. ..........................................        2,025
                                                                      ----------
                                                                          41,586
                                                                      ----------
            CHEMICAL - MAJOR - 0.14%
      200   Albemarle Corp. .......................................        3,550
      100 * Invitrogen Corp. ......................................        2,500
      100   Spartech Corp. ........................................        2,862
                                                                      ----------
                                                                           8,912
                                                                      ----------
            CHEMICAL - MISCELLANEOUS - 1.79%
      300 * Agribiotech, Inc. .....................................          956
      400 * Airgas, Inc. ..........................................        3,800
      100   Arch Chemicals, Inc. ..................................        1,474
      200   Brady Corp. ...........................................        5,800
      200   Cambrex Corp. .........................................        6,050
      200   ChemFirst, Inc. .......................................        5,375
      869   CK Witco Corp. ........................................        8,147
      300 * Cytec Industries, Inc. ................................        7,743
      100   Dexter Corp. ..........................................        3,506
      200   Ethyl Corp. ...........................................          825
      200   Ferro Corp. ...........................................        4,075
      300 * Fisher Scientific International., Inc. ................        7,444
      200   Geon, Co. .............................................        5,250
      300   Georgia Gulf Corp. ....................................        6,469
      300   M.A. Hanna Co. ........................................        3,206
      100   MacDermid, Inc. .......................................        3,387
      100   Minerals Technologies, Inc. ...........................        4,313
      100 * Octel Corp. ...........................................        1,225
      300   Olin Corp. ............................................        4,144
      200   OM Group, Inc. ........................................        7,500
      200 * Omnova Solutions, Inc. ................................        1,400
      300   Procurenet, Inc. ......................................           45
      200   Rollins, Inc. .........................................        3,138
      300   Schulman, A., Inc. ....................................        4,669
      100   Stepan Co. ............................................        2,394
      200 * Thermo Optek Corp. ....................................        1,700
      100   WD-40 Co. .............................................        2,325
      400 * W.R. Grace & Co. ......................................        5,975
                                                                      ----------
                                                                         112,335
                                                                      ----------

-------------------------------------------------------------------------------

 October 31, 1999       SMALL CAP INDEX FUND - CONTINUED        23

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            CONGLOMERATES - 0.20%
      400   Alexander & Baldwin, Inc. .............................   $    9,600
      300   Ogden Corp. ...........................................        2,719
                                                                      ----------
                                                                          12,319
                                                                      ----------
            CONSUMER FINANCE - 0.54%
      400 * AmeriCredit Corp. .....................................        6,950
      400 * Arcadia Financial, Ltd. ...............................        1,600
      207   Chittenden Corp. ......................................        6,391
      200   Eaton Vance Corp. .....................................        6,838
      200   Metris Companies, Inc. ................................        6,887
      200   WesBanco, Inc. ........................................        5,250
                                                                      ----------
                                                                          33,916
                                                                      ----------
            CONTAINERS - METAL/GLASS - 0.24%
      200   AptarGroup, Inc. ......................................        5,375
      200   CLARCOR, Inc. .........................................        3,412
      100   Greif Brothers Corp., Class A..........................        2,850
      100 * Silgan Holdings, Inc. .................................        1,538
      100 * U.S. Can Corp. ........................................        1,950
                                                                      ----------
                                                                          15,125
                                                                      ----------
            CONTAINERS - PAPER - 0.15%
      100   Chesapeake Corp. ......................................        3,000
      300 * Gaylord Container Corp., Class A.......................        1,688
      200 * Ivex Packaging Corp. ..................................        1,888
      200 * Shorewood Packaging Corp. .............................        2,538
                                                                      ----------
                                                                           9,114
                                                                      ----------
            COSMETICS/TOILETRIES - 0.04%
      200 * Playtex Products, Inc. ................................        2,400
                                                                      ----------
            DRUGS - 2.51%
      100 * Abgenix, Inc. .........................................        4,438
      100 * Algos Pharmaceuticals Corp. ...........................          988
      200 * Alkermes, Inc. ........................................        7,063
      200   ALPharma Inc., Class A.................................        7,038
      200 * AmeriSource Health Corp., Class A......................        3,000
      100 * Anesta Corp. ..........................................        1,112
      100 * Barr Laboratories, Inc. ...............................        3,031
      133   Bindley Western Industries, Inc. ......................        1,671
      100   Carter-Wallace, Inc. ..................................        1,806
      200 * Cephalon, Inc. ........................................        3,250
      100 * Chirex, Inc. ..........................................        2,825
      200 * Columbia Laboratories, Inc. ...........................        1,363
      200 * Coulter Pharmaceutical, Inc. ..........................        3,400
      400 * Covance, Inc. .........................................        3,874
      400 * Dura Pharmaceuticals, Inc. ............................        5,113
      100 * GelTex Pharmaceuticals, Inc. ..........................        1,231
      100   Herbalife International, Inc., Class A.................        1,475
      100 * Human Genome Sciences, Inc. ...........................        8,737
      100 * IDEC Pharmaceuticals Corp. ............................       11,617

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            DRUGS - Continued
      100 * Incyte Pharmaceuticals, Inc. ..........................   $    1,925
      100 * Inhale Therapeutic Systems, Inc. ......................        2,756
      300   Jones Pharmaceutical, Inc. ............................        9,300
      100 * K V Pharmaceutical Co., Class B........................        1,719
      100 * King Pharmaceuticals, Inc. ............................        3,025
      300 * Ligand Pharmaceuticals, Inc., Class B..................        2,456
      150 * Medicis Pharmaceutical, Class A........................        4,575
      300 * Millennium Pharmaceuticals, Inc. ......................       21,036
      200   Natures Sunshine Products, Inc. .......................        1,475
      100 * Neurogen Corp. ........................................        1,600
      200 * Parexel International Corp. ...........................        1,913
      200 * Pathogenesis Corp. ....................................        3,000
      400 * P-Com, Inc. ...........................................        1,850
       60   Pharmacia & Upjohn, Inc. ..............................        3,236
      100 * Pharmacyclics, Inc. ...................................        3,538
      200 * Roberts Pharmaceutical Corp. ..........................        6,450
      100 * SangStat Medical Corp. ................................        2,162
      700 * Sicor, Inc. ...........................................        3,325
      100 * SuperGen, Inc. ........................................        2,813
      200 * Vertex Pharmaceuticals, Inc. ..........................        5,725
                                                                      ----------
                                                                         156,911
                                                                      ----------
            ELECTRIC PRODUCTS -
            MISCELLANEOUS - 0.83%
      100 * Aavid Thermal Technologies, Inc. ......................        2,250
      100 * Alpha Industries, Inc. ................................        5,524
      200   CMP Group, Inc. .......................................        5,325
      100 * DSP Group, Inc. .......................................        4,775
      200 * Emulex Corp. ..........................................       31,186
      200   Harmon Industries, Inc. ...............................        2,650
                                                                      ----------
                                                                          51,710
                                                                      ----------
            ELECTRICAL EQUIPMENT - 2.06%
      300   AMETEK, Inc. ..........................................        5,925
      500 * AMKOR Technology, Inc. ................................       10,094
      100 * Amphenol Corp., Class A................................        5,913
      200 * ANTEC Corp. ...........................................        9,699
      300   Avista Corp. ..........................................        5,400
      200   Belden, Inc. ..........................................        3,675
      100 * Benchmark Electronics, Inc. ...........................        1,600
      100   C&D Technologies, Inc. ................................        3,213
      200 * Cable Design Technologies Corp. .......................        3,874
      400 * Digital Microwave Corp. ...............................        5,950
      100 * Electro Scientific Industries, Inc. ...................        5,400
      200 * Esterline Technologies Corp............................        2,750
      300   General Cable Corp. ...................................        2,212
      300 * General Semiconductor, Inc. ...........................        3,150
      200 * GenRad, Inc. ..........................................        3,825

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            ELECTRICAL EQUIPMENT - Continued
      200 * Identix, Inc. .........................................   $    1,513
      300 * Integraph Corp. .......................................        1,163
        5 * Juno Lighting, Inc. ...................................           53
      300 * Kemet Corp. ...........................................        9,590
      300 * Kent Electronics Corp. ................................        5,831
      200 * Littelfuse, Inc. ......................................        4,450
      200 * Mail-Well, Inc. .......................................        2,675
      200 * NeoMagic Corp. ........................................        1,594
      100 * Northeast Optic Network, Inc. .........................        3,637
      100 * Pinnacle Holdings, Inc. ...............................        2,400
      100 * Plexus Corp. ..........................................        2,650
      100 * Power-One, Inc. .......................................        2,000
      100   Standex International Corp. ...........................        2,069
      100 * Triumph Group, Inc. ...................................        2,406
      400 * UCAR International, Inc. ..............................        7,824
      200 * Vicor Corp. ...........................................        5,550
      100 * WESCO International, Inc. .............................          788
                                                                      ----------
                                                                         128,873
                                                                      ----------
            ELECTRONIC INSTRUMENTS - 2.62%
      400 * Ampex Corp., Class A...................................          975
      100 * Arguss Holdings, Inc. .................................        1,475
      300   BMC Industries, Inc. ..................................        1,743
      100 * BriteSmile, Inc. ......................................          650
      300 * C-Cube Microsystems, Inc. .............................       13,348
      200 * Checkpoint Systems, Inc. ..............................        1,500
      300 * Commscope, Inc. .......................................       11,963
      200   CTS Corp. .............................................       11,312
      200 * Dionex Corp. ..........................................        8,888
      200   Gerber Scientific, Inc. ...............................        3,775
      100 * Hadco Corp. ...........................................        3,675
      200   Harman International Industries........................        8,175
      300 * Imation Corp. .........................................        9,206
      400 * InterDigital Communication Corp. ......................        2,225
      100 * ITI Technologies, Inc. ................................        2,713
      200 * Lattice Semiconductor Corp. ...........................        7,075
      200 * LTX Corp. .............................................        3,162
      100 * MagnaTek, Inc. ........................................          688
      200   Methode Electronics, Inc., Class A.....................        3,200
      235 * Metromedia Fiber Network, Inc. ........................        7,770
      300 * Mettler-Toledo International, Inc. ....................        8,944
      100 * Performance Food Group Co. ............................        2,713
      300   Pioneer-Standard Electronics, Inc. ....................        3,919
      200   Pittston BAX Group.....................................        1,475
      200   Pittston Brink's Group.................................        3,837
      300 * Read-Rite Corp. .......................................        1,181
      100 * Rogers Corp. ..........................................        3,624
      200 * Sawtek, Inc. ..........................................        8,200

--------------------------------------------------------------------------------

 24                                               October 31, 1999
                       SMALL CAP INDEX FUND - CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            ELECTRONIC INSTRUMENTS - Continued
      500 * Sensormatic Electronics Corp. .........................   $    7,562
      100   Technitrol, Inc. ......................................        3,637
      300   Tektronix, Inc. .......................................       10,125
      300 * Thermedics, Inc. ......................................        1,594
      200 * ThermoQuest Corp. .....................................        2,100
      100 * Varian, Inc. ..........................................        1,888
                                                                      ----------
                                                                         164,317
                                                                      ----------
            ENTERTAINMENT - 0.76%
      100 * AMC Entertainment, Inc. ...............................        1,238
      300 * Argosy Gaming Co. .....................................        3,713
      300 * Ascent Entertainment Group.............................        5,213
      300 * Aztar Corp. ...........................................        2,905
      100 * Carmike Cinemas, Inc., Class A.........................        1,206
      100   Dover Downs Entertainment, Inc. .......................        1,588
      200 * Florida Panthers Holdings, Inc. .......................        1,937
      100   Gaylord Entertainment Co. .............................        3,256
      300 * GTECH Holdings Corp. ..................................        6,038
      200 * Hollywood Entertainment Corp. .........................        2,825
      200 * Marvel Enterprises, Inc. ..............................        1,025
      200 * Midway Games, Inc. ....................................        3,987
      200 * Playboy Enterprises, Inc. .............................        5,125
      100 * THQ, Inc. .............................................        4,113
      300 * Trans World Entertainment Corp. .......................        3,112
                                                                      ----------
                                                                          47,281
                                                                      ----------
            FERTILIZERS - 0.10%
      200   Delta & Pine Land Co. .................................        5,849
      100   Mississippi Chemical Corp. ............................          556
                                                                      ----------
                                                                           6,405
                                                                      ----------
            FINANCE COMPANIES - 0.35%
      200   Charter Municipal Mortgage
            Acceptance Co. ........................................        2,475
      200 * Contifinancial Corp. ..................................           81
      300 * Credit Acceptance Corp. ...............................        1,688
      200   Doral Financial Corp. .................................        2,562
      100 * First Sierra Financial, Inc. ..........................        1,475
      200 * Franchise Mortgage Acceptance Co. .....................        1,525
      100   Freedom Securities Corp. ..............................        1,488
      300 * Imperial Credit Industries, Inc. ......................        1,613
      100   Oriental Financial Group...............................        2,263
      300   Phoenix Investment Partners, Ltd. .....................        2,530
      300   Resource Bancshares Mortgage Group, Inc. ..............        1,688

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            FINANCE COMPANIES - Continued
      500 * UniCapital Corp. ......................................   $      813
      100   WFS Financial, Inc. ...................................        2,013
                                                                      ----------
                                                                          22,214
                                                                      ----------
            FINANCIAL SERVICES - 0.63%
      100   Advest Group, Inc. ....................................        1,931
      100 * Affiliated Managers Group, Inc. .......................        2,674
      100 * Charles River Associates, Inc. ........................        2,525
      100 * Coinstar, Inc. ........................................          763
      100   Conning Corp. .........................................          869
       18   Heller Financial, Inc. ................................          428
      200 * International Telecommunication
            Data Systems, Inc. ....................................        1,987
      200   Jefferies Group, Inc. .................................        4,263
      200   Leucadia National Corp. ...............................        4,688
      100   Medallion Financial Corp. .............................        2,044
      100 * New Century Financial Corp. ...........................        1,369
      200   Resource America, Inc. ................................        1,450
      300   Richmond Count Financial Corp. ........................        5,513
      110   Southwest Securities Group, Inc. ......................        2,619
      300   United Asset Management Corp. .........................        6,224
                                                                      ----------
                                                                          39,347
                                                                      ----------
            FOODS - 1.41%
      100 * Agribrands International, Inc. ........................        4,425
      100 * American Italian Pasta Co., Class A....................        2,513
      100 * Aurora Foods, Inc. ....................................        1,288
      400   Chiquita Brands International, Inc. ...................        1,900
      200   Corn Products International, Inc. .....................        6,513
      500 * Del Monte Foods Co. ...................................        6,968
      100   Dreyer's Grand Ice Cream, Inc. ........................        1,706
      300   Earthgrains Co. .......................................        6,844
      200   Imperial Sugar Co. ....................................        1,063
      100 * International Home Foods, Inc. ........................        1,913
      100   International Multifoods Corp. ........................        2,113
      100 * J & J Snack Foods Corp. ...............................        1,924
      200   J.M. Smucker Co., Class A..............................        3,975
      300   Lance, Inc. ...........................................        3,619
      100   Michael Foods, Inc. ...................................        2,550
      300 * NBTY, Inc. ............................................        2,419
      255 * Ralcorp Holdings, Inc. ................................        4,973
      100   Riviana Foods, Inc. ...................................        1,875
      200 * Suiza Foods Corp. .....................................        7,212
      300   Trinity Industries, Inc. ..............................        8,944
      100 * United Natural Foods, Inc. ............................          881
      400   Universal Foods Corp. .................................        7,650
      200 * Vlasic Foods International, Inc. ......................        1,538
      100 * Wild Oats Markets, Inc. ...............................        3,524
                                                                      ----------
                                                                          88,330
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            FOOTWEAR - 0.17%
      200 * Genesco, Inc. .........................................   $    2,650
      300 * Just For Feet, Inc. ...................................          413
      200 * Reebok International, Ltd. ............................        1,963
      400   Stride Rite Corp. .....................................        2,624
      300   Wolverine World Wide, Inc. ............................        3,075
                                                                      ----------
                                                                          10,725
                                                                      ----------
            FREIGHT - 0.40%
      200   Air Express International Corp. .......................        5,325
      300   Airborne Freight Corp. ................................        6,450
      200   J.B. Hunt Transport Services, Inc. ....................        2,574
      200 * Kirby Corp. ...........................................        3,625
      200   Overseas Shipholding Group, Inc. ......................        2,575
      100 * SEACOR SMIT, Inc. .....................................        4,574
                                                                      ----------
                                                                          25,123
                                                                      ----------
            FUNERAL SERVICES - 0.01%
      100 * Carriage Services, Inc. ...............................          681
                                                                      ----------
            GOLD MINING - 0.04%
      900 * Battle Mountain Gold Co. ..............................        2,419
                                                                      ----------
            HARDWARE & TOOLS - 0.03%
      100   Barnes Group, Inc. ....................................        2,031
                                                                      ----------
            HEALTHCARE - 1.79%
      100 * Advance Paradigm, Inc. ................................        4,263
      100 * Alterra Healthcare Corp. ..............................          588
      100 * AmeriPath, Inc. .......................................          741
      300 * Apria Healthcare Group, Inc. ..........................        4,743
      103   Block Drug Co., Inc., Class A..........................        3,592
    1,200 * Caremark Rx, Inc. .....................................        5,850
      100 * CareMatrix Corporation.................................          200
      300 * First Health Group Corp. ..............................        6,974
      100 * Hanger Orthopedic Group, Inc. .........................        1,231
      100 * Henry Schein, Inc. ....................................        1,300
      300   Hooper Holmes, Inc. ...................................        8,063
      200 * ImClone Systems, Inc. .................................        5,575
      500 * Integrated Health Services, Inc. ......................          141
      200   Invacare Corp. ........................................        4,174
      100 * MAXIMUS, Inc. .........................................        2,319
       62 * Medical Manager Corp. .................................        3,108
      300 * Medquist, Inc. ........................................        9,600
      200   Mentor Corp. ..........................................        4,713
      100 * Ocular Sciences, Inc. .................................        1,837
      200 * Onhealth Network Co. ..................................        1,288
      200 * Patterson Dental Co. ..................................        9,013
      200 * Pharmaceutical Product
            Development, Inc. .....................................        2,013
      600 * PhyCor, Inc. ..........................................        1,500

-------------------------------------------------------------------------------

 October 31, 1999       SMALL CAP INDEX FUND - CONTINUED        25

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            HEALTHCARE - Continued
      400 * Quorum Health Group, Inc. .............................   $    3,200
      300 * Renal Care Group, Inc. ................................        5,588
      300 * Respironics, Inc. .....................................        2,531
      200 * Sierra Health Services, Inc. ..........................        1,463
      400 * Steris Corp. ..........................................        5,325
      500 * Sun Healthcare Group, Inc. ............................           50
      200 * Sunrise Medical, Inc. .................................        1,125
      400 * Total Renal Care Holdings..............................        2,924
      200 * United Payors & Providers, Inc ........................        3,363
      388 * US Oncology, Inc. .....................................        1,734
      100   Vital Signs, Inc. .....................................        2,163
                                                                      ----------
                                                                         112,292
                                                                      ----------
            HEAVY DUTY TRUCKS/PARTS - 0.33%
      200   Bandag, Inc. ..........................................        5,000
      100   Detroit Diesel Corp. ..................................        1,819
      200   Federal Signal Corp. ..................................        3,763
      200 * Terex Corp. ...........................................        5,288
      200   Titan International, Inc. .............................        1,437
      200   Wabash National Corp. .................................        3,174
                                                                      ----------
                                                                          20,481
                                                                      ----------
            HOME BUILDERS - 0.60%
      300   D.R. Horton, Inc. .....................................        3,544
      100 * Del Webb Corp. ........................................        2,206
      300 * Fairfield Communities, Inc. ...........................        3,675
      300   Kaufman & Broad Home Corp. ............................        6,019
      100   M.D.C. Holdings, Inc. .................................        1,562
      100 * NVR, Inc. .............................................        4,100
      100 * Palm Harbor Homes, Inc. ...............................        1,687
      200   Pulte Corp. ...........................................        4,025
      100   Ryland Group, Inc. ....................................        2,063
      200   Standard Pacific Corp. ................................        2,150
      200 * Toll Brothers, Inc. ...................................        3,499
      100 * U.S. Home Corp. .......................................        2,800
                                                                      ----------
                                                                          37,330
                                                                      ----------
            HOSPITAL MANAGEMENT - 0.28%
      500 * Beverly Enterprises, Inc. .............................        1,969
      500 * Coventry Health Care, Inc. ............................        2,875
      100 * DVI, Inc. .............................................        1,349
      100 * Eclipsys Corp. ........................................        1,588
      100 * Lifepoint Hospitals, Inc. .............................        1,181
      300 * Orthodontic Centers of America, Inc. ..................        4,124
      100 * Pediatrix Medical Group, Inc. .........................          888
      100 * Sunrise Assisted Living, Inc. .........................        1,100
      100 * Triad Hospitals, Inc. .................................          975
      300   Ventas, Inc. ..........................................        1,463
                                                                      ----------
                                                                          17,512
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            HOSPITAL SUPPLIES - 0.61%
      100 * Acuson Corp. ..........................................   $    1,038
      100   Arrow International, Inc. .............................        2,713
      300 * Bio-Technology General Corp. ..........................        2,925
      100 * Coherent, Inc. ........................................        2,056
      100 * CONMED Corp. ..........................................        2,493
      100 * Datascope Corp. .......................................        3,600
      100   Diagnostic Products Corp. .............................        2,325
      100 * Isis Pharmaceuticals, Inc. ............................        1,156
      200   Owens & Minor, Inc. ...................................        1,874
      500 * PSS World Medical, Inc. ...............................        3,875
      300 * Safeskin Corp. ........................................        2,513
      300 * Summit Technology, Inc. ...............................        4,669
      100 * TECHNE Corp. ..........................................        3,938
      300 * Theragenics Corp. .....................................        3,187
                                                                      ----------
                                                                          38,362
                                                                      ----------
            HOUSEHOLD PRODUCTS - 0.50%
      200   Church & Dwight Co., Inc.. ............................        5,213
      100 * Coleman Company, Inc. .................................          906
      150 * Cost Plus, Inc. .......................................        5,475
      100   Libbey, Inc. ..........................................        2,649
      200   Mikasa, Inc. ..........................................        2,288
      200   Pittway Corp., Class A.................................        6,600
      400   Tupperware Corp. ......................................        7,924
                                                                      ----------
                                                                          31,055
                                                                      ----------
            HUMAN RESOURCES - 0.59%
      100 * Cornell Corrections, Inc. .............................        1,294
      580 * Interim Services, Inc. ................................        9,534
      200   Kelly Services, Inc., Class A..........................        5,862
      300 * Labor Ready, Inc. .....................................        3,056
      200 * Metamor Worldwide, Inc. ...............................        3,775
      500   Olsten Corp. ..........................................        5,031
      300 * Personnel Group of America, Inc. ......................        2,006
      100 * Probusiness Services, Inc. ............................        2,512
      200 * Staff Leasing, Inc. ...................................        1,738
      300 * Staffmark, Inc. .......................................        2,156
                                                                      ----------
                                                                          36,964
                                                                      ----------
            INFORMATION PROCESSING - 1.50%
      150 * Advent Software, Inc. .................................        9,019
      300 * American Management Systems, Inc. .....................        7,762
      100 * CACI International, Inc. ..............................        2,144
      100 * CAIS Internet, Inc. ...................................        1,188
      100 * ChoicePoint, Inc. .....................................        6,180
      500 * CHS Electronics, Inc. .................................          438
      200 * Complete Business Solutions, Inc. .....................        2,900
      200 * Edify Corp. ...........................................        2,588

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            INFORMATION PROCESSING - Continued
      100 * F.Y.I., Inc. ..........................................   $    3,300
      200 * Fritz Companies, Inc. .................................        2,237
      100 * Go2Net, Inc............................................        7,038
      100 * Intraware, Inc. .......................................        1,838
      300 * Learn2.com, Inc. ......................................          909
      100 * Mapquest.com...........................................        1,550
      100 * Maxwell Technologies, Inc. ............................        1,062
      200 * Micrel, Inc. ..........................................       10,874
      200 * Quanta Services, Inc. .................................        5,575
      200 * Rare Medium Group, Inc. ...............................        2,950
      200 * Security First Technologies............................        8,038
      200 * Sipex Corp. ...........................................        2,300
      200 * Spyglass, Inc. ........................................        3,213
      600 * Sybase, Inc. ..........................................        8,100
      300 * Systemax, Inc. ........................................        2,455
                                                                      ----------
                                                                          93,658
                                                                      ----------
            INFORMATION PROCESSING -
            BUSINESS SOFTWARE - 2.48%
      100 * 24/7 Media, Inc. ......................................        4,319
      100 * Appliedtheory Corp. ...................................        1,225
      100 * Aspect Development, Inc. ..............................        3,538
      200 * Aspen Technology, Inc. ................................        2,550
      200 * AXENT Technologies, Inc. ..............................        2,962
      100 * Beyond.com Corp. ......................................          925
      200 * Bindview Development Corp. ............................        6,000
      100 * Brio Technology, Inc. .................................        2,425
      200 * Cerner Corp. ..........................................        2,987
      300 * Ciber, Inc. ...........................................        4,894
      200 * Clarify, Inc. .........................................       15,450
      100 * Concur Technologies, Inc. .............................        1,113
      100 * Engineering Animation, Inc. ...........................          900
      158 * Epicor Software Corp. .................................          760
      100 * Exchange Applications, Inc. ...........................        2,725
      300 * Harbinger Corp. .......................................        4,780
      200 * HNC Software, Inc. ....................................        7,988
      200 * Infocure Corp. ........................................        3,150
    1,100 * Informix Corp. ........................................        8,388
      200 * ISS Group, Inc. .......................................        7,625
      100 * Mede America Corp. ....................................        2,225
      100 * Mediconsult.com, Inc. .................................          594
      100 * Metro Information Services, Inc. ......................        1,362
      100 * Micromuse, Inc. .......................................       10,686
      200 * Microstrategy, Inc. ...................................       19,325
      200 * Navarre Corp. .........................................        1,300
      100 * Net Perceptions, Inc. .................................        1,600
      100 * Onyx Software Corp. ...................................        2,238
      200 * Peregrine Systems, Inc. ...............................        8,774
      200 * Private Business, Inc. ................................          425

--------------------------------------------------------------------------------

 26                                               October 31, 1999
                       SMALL CAP INDEX FUND - CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            INFORMATION PROCESSING -
            BUSINESS SOFTWARE - Continued
      200 * Quadramed Corp. .......................................   $    1,125
      200 * SAGA Systems, Inc. ....................................        2,900
      100 * SS&C Technologies, Inc. ...............................          450
      100 * TSI International Software, Ltd. ......................        2,400
      100 * Verity, Inc. ..........................................        6,887
      200 * Visio Corp. ...........................................        7,919
                                                                      ----------
                                                                         154,914
                                                                      ----------
            INFORMATION PROCESSING -
            COMPUTER HARDWARE SYSTEMS - 0.64%
      300 * Artesyn Technologies, Inc. ............................        5,925
      400 * Concurrent Computer Corp. .............................        4,600
      200 * Hutchinson Technology, Inc. ...........................        5,100
    2,000 * Iomega Corp. ..........................................        6,124
      400 * Komag, Inc. ...........................................          663
      200 * MEMC Electronic Materials, Inc. .......................        2,850
      900 * Merisel, Inc. .........................................        1,209
      300 * Micron Electronics, Inc. ..............................        3,075
      100 * MIPS Technologies, Inc., Class A.......................        2,887
      200   OEA, Inc. .............................................        1,375
      200 * PubliCARD, Inc. .......................................        1,538
      200 * Radiant Systems, Inc. .................................        3,149
      500 * Western Digital Corp. .................................        1,594
                                                                      ----------
                                                                          40,089
                                                                      ----------
            INFORMATION PROCESSING -
            COMPUTER SERVICES - 1.14%
      200 * AnswerThink Consulting Group, Inc. ....................        3,300
      300 * Cambridge Technology Partners, Inc. ...................        3,319
      100 * Catapult Communications Corp. .........................        1,588
      300 * Computer Horizons Corp. ...............................        3,337
      200   Computer Task Group, Inc. .............................        2,525
      200 * Cotelligent, Inc. .....................................          600
      100   Creative Computers, Inc. ..............................          613
      100 * Customtracks Corp. ....................................        3,974
      200 * Datastream Systems, Inc. ..............................        2,050
      100 * Digital River, Inc. ...................................        2,269
      100   Factset Research Systems, Inc. ........................        6,644
      100 * iVillage, Inc. ........................................        2,556
      100 * Latitude Communications, Inc. .........................        3,200
      300 * Mastech Corp. .........................................        5,138
      200 * Messagemedia, Inc. ....................................        2,362
      100 * Nichols Research Corp. ................................        2,856
      200 * OneMain.com, Inc. .....................................        3,250
      100 * Pegasus Systems, Inc. .................................        4,275
      200 * Presstek, Inc. ........................................        1,613
      200 * Sagent Technology, Inc. ...............................        2,662
      100 * Source Information Management Co. .....................        1,200

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            INFORMATION PROCESSING -
            COMPUTER SERVICES - Continued
      100 * Syntel, Inc. ..........................................   $      825
      200 * Verticalnet, Inc. .....................................       11,200
                                                                      ----------
                                                                          71,356
                                                                      ----------
            INFORMATION PROCESSING -
            CONSUMER SOFTWARE - 0.77%
      100 * 3DFX Interactive, Inc. ................................          963
      300 * BroadVision, Inc. .....................................       21,898
      200 * Caprock Communications Corp. ..........................        5,763
      100 * Imrglobal Corp. .......................................        1,025
      100 * Intervu, Inc. .........................................        5,488
      100 * Mpath Interactive, Inc. ...............................        1,125
      200 * MTI Technology Corp. ..................................        3,387
      200 * Open Market, Inc. .....................................        3,550
      100 * SCM Microsystems, Inc. ................................        4,725
                                                                      ----------
                                                                          47,924
                                                                      ----------
            INFORMATION PROCESSING -
            DATA SERVICES - 3.86%
      100 * Anacomp, Inc. .........................................        1,744
      200   Analysts International Corp. ..........................        2,338
      200 * Anixter International, Inc. ...........................        4,175
      200 * Applied Graphics Technologies, Inc. ...................        1,425
      100 * Ardent Software........................................        2,205
       46 * At Home Corp. .........................................        1,719
      200 * Auspex Systems, Inc. ..................................        1,113
      300 * Avant! Corp. ..........................................        3,863
      100 * Barra, Inc. ...........................................        2,209
      100 * Bell & Howell Co. .....................................        2,813
      100 * Black Box Corp. .......................................        5,075
      100 * CCC Information Services Group, Inc. ..................        1,100
      200 * Computer Network Technology Corp. .....................        3,212
      200 * Cybercash, Inc. .......................................        1,650
      100 * Data Transmission Network Corp. .......................        2,456
      200 * Documentum, Inc. ......................................        5,675
       93 * EMC Corp. .............................................        6,789
      100 * Excalibur Technologies Corp............................          925
      100   Fair Issac & Co., Inc..................................        3,863
      300 * FileNet Corp. .........................................        4,958
      300 * GT Interactive Software Corp. .........................          825
      200 * Hyperion Solutions Corp. ..............................        4,874
      100 * IDX Systems Corp. .....................................        1,825
      300 * Information Resources, Inc. ...........................        3,188
      200   Innovex, Inc. .........................................        1,600
      100 * INSpire Insurance Solutions, Inc. .....................          638
      200 * Integrated Systems, Inc. ..............................        3,363
      100   Jack Henry & Associates, Inc. .........................        3,638
      200 * JDA Software Group, Inc. ..............................        1,800

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            INFORMATION PROCESSING -
            DATA SERVICES - Continued
      100 * Kronos, Inc. ..........................................   $    4,488
      100 * Learning Tree International, Inc. .....................        1,838
      200 * Manugistics Group, Inc. ...............................        2,300
      200 * Mapics, Inc. ..........................................        1,700
      400 * Mentor Graphics Corp. .................................        3,224
      200 * Mercury Interactive Corp. .............................       16,223
      100 * MICROS Systems, Inc. ..................................        4,628
      200   National Computer Systems, Inc. .......................        7,563
      150 * National Instruments Corp. ............................        4,509
      200 * Nvidia Corp. ..........................................        4,425
      200 * Paxar Corp. ...........................................        1,863
      200 * Phoenix Technologies, Ltd. ............................        2,300
      100 * Pinnacle Systems, Inc. ................................        2,775
      200 * Policy Management Systems Corp. .......................        3,838
      150 * Profit Recovery Group International, Inc. .............        6,178
      200 * Progress Software Corp. ...............................        6,700
      200 * ProxyMed, Inc. ........................................        2,500
      300 * S3, Inc. ..............................................        3,000
      200 * Sandisk Corp. .........................................       12,124
      300 * Santa Cruz Operation, Inc. ............................        3,956
      200 * SMART Modular Technologies, Inc. ......................        7,425
      300 * Structural Dynamic Research Corp. .....................        2,963
      200 * Sykes Enterprises, Inc. ...............................        6,175
      300 * Systems & Computer Technology Corp. ...................        3,225
      400 * Technology Solutions Co. ..............................        8,200
      100 * Telescan, Inc. ........................................        1,663
      300 * Transaction Systems Architects, Class A................        9,224
      100 * Volt Information Sciences, Inc. .......................        1,975
      200 * Wave Systems Corp. ....................................        1,900
      300 * Wind River Systems, Inc. ..............................        6,113
      200 * Xircom, Inc. ..........................................       10,087
      100 * Zebra Technologies Corp., Class A......................        5,438
                                                                      ----------
                                                                         241,578
                                                                      ----------
            INFORMATION PROCESSING -
            NETWORKING - 0.89%
      100 * ACT Networks, Inc. ....................................          650
      150 * Apex, Inc. ............................................        2,550
      200 * Banyan Systems, Inc. ..................................        2,075
      300 * Concentric Network Corp. ..............................        7,687
      100 * Concord Communications, Inc. ..........................        5,194
      200 * Entrust Technologies, Inc. ............................        5,025
      200 * Hypercom Corp. ........................................        1,599
      300 * Picturetel Corp. ......................................        1,050
      200 * Remedy Corp. ..........................................        8,600
      300 * RSA Security, Inc. ....................................       10,650
      100 * RWD Technologies, Inc. ................................          813
      200 * Visual Networking, Inc. ...............................        8,325
      100 * Ziff-Davis, Inc. ......................................        1,494
                                                                      ----------
                                                                          55,712
                                                                      ----------

-------------------------------------------------------------------------------

 October 31, 1999       SMALL CAP INDEX FUND - CONTINUED        27

 NUMBER                                                 MARKET
OF SHARES                                               VALUE

----------------------------------------------------------------
           INSURANCE - CASUALTY - 0.74%
     100 * Acceptance Insurance Co., Inc. ........... $    1,444
     123   Chubb Corp. ..............................      6,749
     200   Commerce Group, Inc. .....................      5,075
     100 * FPIC Insurance Group, Inc. ...............      1,588
     300   Frontier Insurance Group, Inc. ...........      2,663
     200   HCC Insurance Holdings, Inc. .............      2,250
     200   Orion Capital Corp. ......................      9,774
     100   Philadelphia Consolidated Holdings Co. ...      1,450
     200   Reliance Group Holdings, Inc. ............        713
     100   RLI Corp. ................................      3,331
     300   Selective Insurance Group, Inc. ..........      5,605
     100   State Auto Financial Corp. ...............      1,150
     200 * Superior National Insurance Group, Inc. ..      2,400
     100   United Fire & Casualty Co. ...............      2,231
                                                      ----------
                                                          46,423
                                                      ----------
           INSURANCE - LIFE - 0.56%
     200   American Heritage Life Investment Corp. ..      7,750
     100   ARM Financial Group, Inc. ................          8
     100   Guarantee Life Co., Inc. .................      3,105
     300   Mony Group, Inc. .........................      9,450
     100   Presidential Life Corp. ..................      1,838
     200   StanCorp Financial Group, Inc. ...........      5,075
     200 * UIC, Inc. ................................      5,300
     100   W. R. Berkley Corp. ......................      2,293
                                                      ----------
                                                          34,819
                                                      ----------
           INSURANCE - MISCELLANEOUS - 1.22%
     100   Brown & Brown, Inc. ......................      3,375
     200   Capital Realty Corp. .....................      2,825
     100   Chicago Title Corp. ......................      4,405
     400   Crawford & Co., Class B...................      5,600
     110   Fidelity National Financial, Inc. ........      1,726
     100   Foremost Corp. of America.................      2,824
     100   Gallagher, Arthur J & Co. ................      5,175
     100   Harleysville Group, Inc. .................      1,706
     300   HSB Group, Inc. ..........................     11,474
     100   Liberty Corp. ............................      4,806
     400 * Mid Atlantic Medical Services, Inc. ......      2,175
     200   MMI Companies, Inc. ......................      1,638
     600   Ohio Casualty Corp. ......................     10,012
     100 * PICO Holdings, Inc. ......................      1,644
     206   Radian Group, Inc. .......................     10,878
     100   SCPIE Holdings, Inc. .....................      3,513
     100   Zenith National Insurance Corp. ..........      2,231
                                                      ----------
                                                          76,007
                                                      ----------

 NUMBER                                                   MARKET
OF SHARES                                                 VALUE

------------------------------------------------------------------
           INSURANCE - MULTILINE - 0.58%
     200   Alfa Corp. ................................. $    3,575
     100   AmerUs Life Holdings, Inc. .................      2,413
     200   Argonaut Group, Inc. .......................      4,812
     200   CNA Surety Corp. ...........................      2,300
     104 * Delphi Financial Group, Inc., Class A.......      3,328
     200   FBL Financial Group, Inc., Class A..........      3,663
     200   Horace Mann Educators Corp. ................      5,637
     100   LandAmerica Financial Group, Inc. ..........      1,856
     210 * Medical Assurance, Inc. ....................      4,908
     100 * Professionals Group, Inc. ..................      2,406
     200 * Unistar Financial Service Corp. ............      1,500
                                                        ----------
                                                            36,398
                                                        ----------
           LEISURE TIME - 0.82%
     400 * Acclaim Entertainment, Inc. ................      2,850
     100 * Action Performance Co., Inc. ...............      2,034
     500   AMF Bowling, Inc. ..........................      2,218
     200 * Bally Total Fitness Holding Corp. ..........      4,813
     400   Callaway Golf Co. ..........................      5,375
     200 * Dollar Thrifty Automotive Group, Inc. ......      3,374
     200 * Family Golf Centers, Inc. ..................        325
     300 * Handleman Co. ..............................      4,838
     100 * Hollywood Park, Inc. .......................      1,731
     200   Polaris Industries, Inc. ...................      6,988
     100 * Scotts Co. .................................      4,013
     100 * Station Casinos, Inc. ......................      2,418
     300 * Sunterra Corp. .............................      3,000
     200 * Vail Resorts, Inc. .........................      4,450
     200 * WMS Industries, Inc. .......................      2,713
                                                        ----------
                                                            51,140
                                                        ----------
           LODGING - 0.43%
     300 * Choice Hotels International, Inc. ..........      4,500
     100   Deltic Timber Corp. ........................      2,244
     500 * Extended Stay America, Inc. ................      4,155
     100   Marcus Corp. ...............................      1,406
     400   Meristar Hospitality Corp. .................      6,425
     400 * Prime Hospitality Corp. ....................      3,125
      93   Starwood Hotels & Resorts Worldwide, Inc. ..      2,132
   1,100   Wyndham International, Inc. ................      3,163
                                                        ----------
                                                            27,150
                                                        ----------
           MACHINE TOOLS - 0.53%
     275 * Gilead Sciences, Inc. ......................     17,377
     100   L.S. Starrett Co. ..........................      2,400
     200   Milacron, Inc. .............................      3,287
     100 * PRI Automation, Inc. .......................      4,013
     200   Roper Industries, Inc. .....................      6,174
                                                        ----------
                                                            33,251
                                                        ----------

 NUMBER                                                 MARKET
OF SHARES                                               VALUE

----------------------------------------------------------------
           MACHINERY - AGRICULTURE - 0.11%
     300   AGCO Corp. ............................... $    3,225
     100   Toro Co. .................................      3,587
                                                      ----------
                                                           6,812
                                                      ----------
           MACHINERY - CONSTRUCTION &
           CONTRACTS - 0.72%
     100 * Astec Industries, Inc. ...................      2,344
     100 * CDI Corp. ................................      2,650
     200   CMI Corp., Class A........................      1,374
     100   Columbus McKinnon Corp. ..................      1,206
     300   Foster Wheeler Corp. .....................      3,375
     200   Granite Construction, Inc. ...............      4,137
     600   Harnischfeger Industries, Inc. ...........        675
     200 * Insituform Technologies, Inc., Class A....      4,788
     200 * Jacobs Engineering Group, Inc. ...........      7,100
     200   Kaman Corp., Class A......................      2,200
     400   Lennar Corp. .............................      6,575
     300 * Morrison Knudsen Corp. ...................      2,738
     200   Sauer, Inc. ..............................      2,587
     100   TJ International, Inc. ...................      3,100
                                                      ----------
                                                          44,849
                                                      ----------
           MACHINERY - INDUSTRIAL/SPECIALTY - 2.10%
     200   AAR Corp. ................................      3,338
     204 * Albany International Corp., Class A.......      3,098
     200   Applied Industrial Technologies, Inc. ....      3,150
     200   Applied Power, Inc., Class A..............      5,812
     300   Baldor Electric Co. ......................      5,831
     200   Burlington Coat Factory Warehouse Corp. ..      3,425
     200   Chart Industries, Inc. ...................        988
     200 * DII Group, Inc. ..........................      7,200
     300   Flowserve Corp. ..........................      5,062
     100   Graco, Inc. ..............................      3,350
     200   Helix Technology Corp. ...................      8,063
     100   Hughes Supply, Inc. ......................      2,169
     200   IDEX Corp. ...............................      4,924
     200 * Ionics, Inc. .............................      5,900
     300   JLG Industries, Inc. .....................      3,844
     200 * Kulicke & Soffa Industries, Inc. .........      5,887
     200   Lilly Industries, Inc., Class A...........      2,688
     300   Lincoln Electric Holdings, Inc. ..........      6,713
     150   Manitowoc Co., Inc. ......................      4,480
     300   Newport News Shipbuilding, Inc. ..........      9,113
     100   Nordson Corp. ............................      4,431
     100 * Oak Industries, Inc. .....................      4,100
     200   Regal-Beloit Corp. .......................      4,349
     100 * Specialty Equipment Companies, Inc. ......      2,088
     100 * Speedfam-IPEC, Inc. ......................      1,106
     100 * SPS Technologies, Inc. ...................      3,100
     300   Stewart & Stevenson Services, Inc. .......      3,975
     250 * Stillwater Mining Co. ....................      5,031

--------------------------------------------------------------------------------

 28                                               October 31, 1999
                       SMALL CAP INDEX FUND - CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            MACHINERY - INDUSTRIAL/SPECIALTY - Continued
      300   Timken Co. ............................................   $    5,380
      200   Watts Industries, Inc., Class A........................        2,738
                                                                      ----------
                                                                         131,333
                                                                      ----------
            MEDICAL TECHNOLOGY - 1.88%
      100 * Affymetrix, Inc. ......................................        8,812
      300 * Alaris Medical, Inc. ..................................          544
      100 * Aviron.................................................        2,431
      100 * Biomatrix, Inc. .......................................        2,269
      100 * Celera Genomics........................................        3,913
      200 * Cyberonics, Inc. ......................................        2,813
      100 * Cytyc Corp. ...........................................        3,975
      300 * Dendrite International, Inc. ..........................        9,412
      200 * Eclipse Surgical Technologies, Inc. ...................        1,863
      200 * Enzon, Inc. ...........................................        5,863
      100 * Gliatech, Inc. ........................................          819
      100 * Haemonetics Corp. .....................................        1,869
      200 * IDEXX Laboratories, Inc. ..............................        3,025
      200 * LaserSight, Inc. ......................................        2,763
      300 * Liposome, Inc. ........................................        2,363
      100 * Maxxim Medical, Inc. ..................................        2,400
      100 * OEC Medical Systems, Inc. .............................        3,563
      100 * On Assignment, Inc. ...................................        2,875
      300 * Organogenesis, Inc. ...................................        2,250
      700 * Per-Se Technologies, Inc. .............................        2,122
      200 * Protein Design Labs, Inc. .............................        8,013
      300 * Quest Diagnostics, Inc. ...............................        8,400
      100 * Res-Care, Inc. ........................................        1,456
      100 * ResMed, Inc. ..........................................        3,463
      100 * Sabratek Corp. ........................................           81
      200 * Serologicals Corp. ....................................          775
      400 * Sunrise Technologies, Inc. ............................        2,500
      200 * Thermo Cardiosystems, Inc. ............................        1,263
      100 * Transkaryotic Therapies, Inc. .........................        4,650
      200 * Trex Medical Corp. ....................................          600
      300 * US Bioscience, Inc. ...................................        4,838
      200   Varian Medical Systems, Inc. ..........................        4,213
      100 * Ventana Medical Systems, Inc. .........................        2,006
      100   West Pharmaceutical Services, Inc. ....................        3,456
      100 * Xomed Surgical Products, Inc. .........................        6,081
                                                                      ----------
                                                                         117,739
                                                                      ----------
            MERCHANDISE - DRUG - 0.10%
      100 * Duane Reade, Inc. .....................................        2,688
      500 * Perrigo Co. ...........................................        3,781
                                                                      ----------
                                                                           6,469
                                                                      ----------
            MERCHANDISE - SPECIALTY - 1.96%
      100 * Advanced Energy Industries, Inc. ......................        4,113
      200 * Ames Department Stores, Inc. ..........................        6,338

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            MERCHANDISE - SPECIALTY - Continued
      100 * Artic Cat, Inc. .......................................   $      950
      200 * Avid Technology, Inc. .................................        2,213
      200 * Barnesandnoble.com, Inc. ..............................        3,675
      400 * Boyds Collection, Ltd. ................................        3,175
      300   Caseys General Stores, Inc. ...........................        3,863
      300   Cash America International, Inc. ......................        2,831
      200 * Central Garden & Pet Co. ..............................        1,450
      600 * Charming Shoppes, Inc. ................................        2,981
      500 * Compucom Systems, Inc. ................................        1,609
      500 * CompUSA, Inc. .........................................        2,844
      200 * Copart, Inc. ..........................................        4,600
      200 * Daiseytek International Corp. .........................        3,325
      200 * Department 56, Inc. ...................................        3,800
      300 * Earthshell Corp. ......................................        1,031
      200 * Finish Line, Inc. .....................................        1,381
      300 * Franklin Covey Co. ....................................        2,419
      100   Hancock Holding Co. ...................................        3,950
      800 * Hanover Direct, Inc. ..................................        2,150
      356 * Inacom Corp. ..........................................        1,713
      200   Jostens, Inc. .........................................        4,225
      100 * Keystone Automotive Industries, Inc. ..................          856
      100 * Knoll, Inc. ...........................................        2,763
      100 * Mannatech, Inc. .......................................          706
      200 * Michaels Stores, Inc. .................................        6,713
      200 * Micro Warehouse, Inc. .................................        2,425
      900 * OfficeMax, Inc. .......................................        4,556
      200 * O'Sullivan Industries Holdings, Inc. ..................        3,100
      900 * Petsmart, Inc. ........................................        3,488
      200 * Racing Champions Corp. ................................          988
      200 * Rent-Way, Inc. ........................................        3,325
      300 * Rexall Sundown, Inc. ..................................        3,169
      100   Russ Berrie and Co., Inc. .............................        1,925
      200   Seitel, Inc. ..........................................        1,588
      200 * Spiegel, Inc., Class A.................................        2,900
      100 * SportsLine USA, Inc. ..................................        3,594
      300   Sturm, Ruger & Co., Inc. ..............................        2,663
      300 * Sunglass Hut International, Inc. ......................        3,619
      300 * Twinlab Corp. .........................................        2,438
      200 * United Stationers, Inc. ...............................        5,100
      400 * US Office Products, Co. ...............................        1,100
      100 * West Marine, Inc. .....................................          900
                                                                      ----------
                                                                         122,552
                                                                      ----------
            MERCHANDISING - DEPARTMENT - 0.16%
      400 * Borders Group, Inc. ...................................        5,200
      600   Pier 1 Imports, Inc. ..................................        3,563
      200 * Stein Mart, Inc. ......................................        1,325
                                                                      ----------
                                                                          10,088
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            MERCHANDISING - FOOD - 0.57%
      150 * CEC Entertainment, Inc. ...............................   $    4,809
      300   Fleming Companies, Inc. ...............................        3,581
      100   Great Atlantic & Pacific Tea Co., Inc. ................        2,856
      100 * IHOP Corp. ............................................        1,806
      200   Ingles Markets, Inc., Class A..........................        2,588
      300   Ruddick Corp. .........................................        5,119
      100   Sanderson Farms, Inc. .................................          994
      300 * Smithfield Foods, Inc. ................................        6,825
        2   Supervalu, Inc. .......................................           42
      200 * Whole Foods Market, Inc. ..............................        6,800
                                                                      ----------
                                                                          35,420
                                                                      ----------
            MERCHANDISING - MASS - 0.17%
      150 * Insight Enterprises, Inc. .............................        5,606
      200 * ShopKo Stores, Inc. ...................................        5,013
                                                                      ----------
                                                                          10,619
                                                                      ----------
            METALS - ALUMINUM - 0.15%
      100 * ACX Technologies, Inc. ................................          781
      200   IMCO Recycling, Inc. ..................................        2,925
      200 * Kaiser Aluminum Corp. .................................        1,288
      200   Tredegar Corp. ........................................        4,388
                                                                      ----------
                                                                           9,382
                                                                      ----------
            METALS - COPPER - 0.26%
      300   ASARCO, Inc. ..........................................        8,850
       84   Phelps Dodge Corp. ....................................        4,742
      100   Southern Peru Copper Corp. ............................        1,625
      100 * Wolverine Tube, Inc. ..................................        1,375
                                                                      ----------
                                                                          16,592
                                                                      ----------
            METALS - MISCELLANEOUS - 0.41%
      200   Brush Wellman, Inc. ...................................        2,650
      100   Castle A.M. & Co. .....................................        1,238
      100 * CIRCOR International, Inc. ............................          950
      100   Commercial Metals Co. .................................        3,263
      200   Kennametal, Inc. ......................................        5,750
      200   Precision Castparts Corp. .............................        5,900
      100 * RTI International Metals, Inc. ........................          725
      400 * Steel Dynamics, Inc. ..................................        5,475
                                                                      ----------
                                                                          25,951
                                                                      ----------
            METALS - STEEL - 1.11%
      268   AK Steel Holding Corp. ................................        4,640
      800 * Bethlehem Steel Corp. .................................        5,550
      100   Carpenter Technology Corp. ............................        2,438
      100 * Citation Corp. ........................................        1,644
      100   Cleveland-Cliffs, Inc. ................................        2,988
      300   Harsco Corp. ..........................................        8,831

-------------------------------------------------------------------------------

 October 31, 1999       SMALL CAP INDEX FUND - CONTINUED        29

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            METALS - STEEL - Continued
      300   Intermet Corp. ........................................   $    3,038
      900   LTV Corp. .............................................        3,263
      300 * Metals USA, Inc. ......................................        2,231
      300 * Mueller Industries, Inc. ..............................        9,581
      200   National Steel Corp., Class B..........................        1,200
      100   Oregon Steel Mills, Inc. ..............................          844
      100   Quanex Corp. ..........................................        2,169
      150   Reliance Steel & Aluminium Co. ........................        3,150
      200   Ryerson Tull, Inc. ....................................        4,100
      200   Valmont Industries, Inc. ..............................        3,475
      400   Worthington Industries, Inc. ..........................        6,650
      200 * Wyman-Gordon Co. ......................................        3,938
                                                                      ----------
                                                                          69,730
                                                                      ----------
            MISCELLANEOUS - 2.32%
      100 * Abacus Direct Corp. ...................................       14,650
      200   AMCOL International Corp. .............................        2,450
      100 * AMERCO, Inc. ..........................................        2,944
      200   Arch Coal, Inc. .......................................        2,238
      100 * Aviation Sales Co. ....................................        1,738
      400 * Billing Concepts Corp. ................................        2,000
        7   Blount International, Inc. ............................          103
      300 * Brightpoint, Inc. .....................................        2,353
       81 * Building One Services Corp. ...........................          901
      200   C. H. Robinson Worldwide, Inc. ........................        6,763
      200   Cabot Industrial Trust.................................        4,000
      200 * Cadiz, Inc. ...........................................        1,675
      100 * Capital Senior Living Corp. ...........................          513
      300 * Catalytica, Inc. ......................................        3,769
      100 * Cdnow, Inc. ...........................................        1,356
      100   Central Parking Corp. .................................        2,681
      400 * Century Business Services, Inc. .......................        3,975
      100 * Championship Auto Racing Teams, Inc. ..................        2,294
      100 * Integrated Electrical Services, Inc. ..................        1,088
       20 * Internet Capital Group, Inc. ..........................        2,328
      200 * Iron Mountain, Inc. ...................................        6,050
      100 * IT Group, Inc. ........................................          988
      100 * Lason, Inc. ...........................................        3,716
      200   Matthews International Corp., Class A..................        5,025
      100 * MemberWorks, Inc. .....................................        2,663
      300 * Musicland Stores Corp. ................................        2,344
      200 * Navigant Consulting Co. ...............................        5,713
      100 * Polycom, Inc. .........................................        5,000
      200 * Prepaid Legal Services, Inc. ..........................        4,850
      100 * Preview Travel, Inc. ..................................        3,050
      200 * Rayovac Corp. .........................................        4,975
      150   Regis Corp. ...........................................        2,784
      200 * Romac International, Inc. .............................        1,350
      200 * Scott Technologies, Inc. ..............................        3,800
      100 * Service Experts, Inc. .................................          600
      200 * Sola International, Inc. ..............................        2,800

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            MISCELLANEOUS - Continued
      100 * Triangle Pharmaceuticals, Inc. ........................   $    1,625
      600   USEC, Inc. ............................................        5,438
      200 * Veritas DGC, Inc. .....................................        2,813
      200 * Veterinary Centers of America, Inc. ...................        2,350
      100   Wackenhut Corp. .......................................        1,881
      100 * Wesley Jessen VisionCare, Inc. ........................        2,688
      200 * West Teleservices Corp. ...............................        2,788
      200 * Westell Technologies, Inc., Class A....................        1,413
      100   Westinghouse Air Brake Co. ............................        1,838
      100   Woodward Governor Co. .................................        2,650
      100 * World Access, Inc. ....................................        3,844
                                                                      ----------
                                                                         144,855
                                                                      ----------
            MOBILE HOMES - 0.32%
      300 * Champion Enterprises, Inc. ............................        2,738
      100   Coachmen Industries, Inc. .............................        1,469
      200   Fleetwood Enterprises, Inc. ...........................        4,362
      200   McGrath Rentcorp ......................................        3,400
       75 * Monaco Coach Corp. ....................................        1,763
      400   Oakwood Homes Corp. ...................................        1,175
      100   Skyline Corp. .........................................        2,488
      100   Thor Industries, Inc. .................................        2,525
                                                                      ----------
                                                                          19,920
                                                                      ----------
            NATURAL GAS - DIVERSIFIED - 0.73%
      200   Atmos Energy Corp. ....................................        4,538
      100   Eastern Enterprises ...................................        5,113
      200 * Hanover Compressor Co. ................................        7,400
      200   Laclede Gas Co. .......................................        4,263
      100   New Jersey Resources Corp. ............................        4,069
      110 * Southern Union Co. ....................................        2,227
      200   Southwest Gas Corp. ...................................        4,650
      300   UGI Corp. .............................................        7,200
      200   WICOR, Inc. ...........................................        5,950
                                                                      ----------
                                                                          45,410
                                                                      ----------
            OIL - INTEGRATED DOMESTIC - 0.21%
      100 * Belco Oil and Gas Corp. ...............................          625
      400   Cross Timbers Oil Co. .................................        4,450
      400   Pennzoil-Quaker State Co. .............................        4,725
      300 * Tesoro Petroleum Corp. ................................        3,637
                                                                      ----------
                                                                          13,437
                                                                      ----------
            OIL - SERVICE - PRODUCTS - 0.53%
      200 * Barrett Resources Corp. ...............................        6,713
      100 * Drill-Quip, Inc. ......................................        2,337
      300 * Global Industries, Inc. ...............................        2,400
      200 * Lone Star Technologies, Inc. ..........................        4,188
      200 * Maverick Tube Corp. ...................................        3,700
      400 * Pride International, Inc. .............................        5,500
       10 * Santa Fe Snyder Corp. .................................           86

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            OIL - SERVICE - PRODUCTS - Continued
      200   SEMCO Energy, Inc. ....................................   $    2,813
      200 * TransMontaigne, Inc. ..................................        2,324
      300 * Varco International, Inc. .............................        3,169
                                                                      ----------
                                                                          33,230
                                                                      ----------
            OIL - SERVICES - 0.52%
       89 * Devon Energy Corp. ....................................        3,460
      100 * Friede Goldman International, Inc. ....................          925
      500 * Key Energy Services, Inc. .............................        2,250
      300 * Marine Drilling Companies, Inc. .......................        4,855
      300   Mascotech, Inc. .......................................        4,369
      200 * McMoRan Exploration Co. ...............................        4,475
      100 * Oceaneering International, Inc. .......................        1,355
      300 * Offshore Logistics, Inc. ..............................        2,775
      100 * Pool Energy Services Co. ..............................        2,181
      300 * Tuboscope, Inc. .......................................        3,338
      200 * Unova, Inc. ...........................................        2,662
                                                                      ----------
                                                                          32,645
                                                                      ----------
            OIL/GAS PRODUCERS - 1.50%
      100 * Atwood Oceanics, Inc. .................................        2,906
      200 * Brown, Tom Inc. .......................................        2,750
      200   Cabot Oil & Gas Corp., Class A.........................        3,225
      433 * EEX Corp. .............................................        1,596
      300   Equitable Resources, Inc. .............................       10,950
      300 * Forest Oil Corp. ......................................        4,013
      900 * Grey Wolf, Inc. .......................................        2,362
      800 * Harken Energy Corp. ...................................          800
      300   Helmerich & Payne, Inc. ...............................        7,144
      100 * Houston Exploration Co. ...............................        1,956
      200 * HS Resources, Inc. ....................................        3,124
      300 * Input/Output, Inc. ....................................        1,575
      200 * Louis Dreyfus Natural Gas Corp. .......................        4,000
      100   Mitchell Energy & Development, Class A.................        2,388
      300 * Newfield Exploration Co. ..............................        8,831
      100 * Nuevo Energy Co. ......................................        1,418
      300 * Patterson Energy, Inc. ................................        3,844
      600 * Pioneer Natural Resources Corp. .......................        5,625
      200 * Plains Resources, Inc. ................................        3,438
      300   Pogo Producing Co. ....................................        6,018
      100   St. Mary Land & Exploration Co. .......................        2,550
      100 * Stone Energy Corp. ....................................        4,863
      300   Valero Energy Corp. ...................................        5,513
      300   Vintage Petroleum, Inc. ...............................        3,262
                                                                      ----------
                                                                          94,151
                                                                      ----------
            PAPER/FOREST PRODUCTS - 0.81%
      100 * Boise Cascade Office Products Corp. ...................        1,025
      100 * Buckeye Technologies, Inc. ............................        1,513
      200   Caraustar Industries, Inc. ............................        4,824
      200   Glatfelter, P.H. Co. ..................................        2,925

--------------------------------------------------------------------------------

 30                                               October 31, 1999
                       SMALL CAP INDEX FUND - CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            PAPER/FOREST PRODUCTS - Continued
      133   Kimberly-Clark Corp. ..................................   $    8,396
      400   Longview Fibre Co. ....................................        4,550
      200   Potlatch Corp. ........................................        8,437
      200   Rayonier, Inc. ........................................        8,200
      200   Schweitzer-Mauduit, Inc. ..............................        2,388
      100   Standard Register Co. .................................        2,188
      200 * Thermo Fibertek, Inc. .................................        1,412
      400   Wausau-Mosinee Paper Corp. ............................        5,050
                                                                      ----------
                                                                          50,908
                                                                      ----------
            PHOTOGRAPHY - 0.22%
      200 * Photronics, Inc. ......................................        4,188
      300   Polaroid Corp. ........................................        6,693
      200 * Ultratech Stepper, Inc. ...............................        3,175
                                                                      ----------
                                                                          14,056
                                                                      ----------
            POLLUTION CONTROL - 0.22%
      300   Calgon Carbon Corp. ...................................        2,100
      100 * Cuno, Inc. ............................................        2,000
      500 * Newpark Resources, Inc. ...............................        3,218
      275 * Tetra Tech, Inc. ......................................        4,366
      100 * URS Corp. .............................................        1,800
                                                                      ----------
                                                                          13,484
                                                                      ----------
            PUBLISHING - NEWS - 0.17%
      300   Lee Enterprises, Inc. .................................        8,850
      200 * Network Equipment Technologies, Inc. ..................        2,037
                                                                      ----------
                                                                          10,887
                                                                      ----------
            PUBLISHING/PRINTING - 0.94%
      200   American Business Products, Inc. ......................        2,613
      100   Banta Corp. ...........................................        2,262
      100 * Berlitz International, Inc. ...........................        2,000
      100 * Big Flower Holdings, Inc. .............................        3,019
      300   Bowne & Co., Inc. .....................................        3,338
      100 * Consolidated Graphics, Inc. ...........................        2,000
      300   Harland, John H. Co. ..................................        5,700
      300 * Journal Register Co. ..................................        4,255
      200   New England Business Service, Inc. ....................        5,200
      380   Quebecor Printing, Inc. ...............................        8,764
      100   R.H. Donnelley Corp. ..................................        1,887
      100 * Scholastic Corp. ......................................        4,650
      100 * Scientific Games Holdings Corp. .......................        1,738
      400 * Topps Co., Inc. .......................................        3,925
      100 * ValueVision International, Class A.....................        3,268
      200   Wallace Computer Services, Inc. .......................        4,425
                                                                      ----------
                                                                          59,044
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            RAILROAD - 0.21%
      200   Florida East Coast Industries, Inc. ...................   $    7,450
      150 * Motivepower Industries, Inc. ..........................        1,790
      300 * Wisconsin Central Transportation Corp. ................        4,163
                                                                      ----------
                                                                          13,403
                                                                      ----------
            REAL ESTATE - 0.36%
      100 * CB Richard Ellis Services, Inc. .......................        1,231
      200   Cousins Properties, Inc. ..............................        6,338
      200   Forest City Enterprises, Inc., Class A.................        5,000
      200   LNR Property Corp. ....................................        3,875
      200   Republic Bancorp, Inc. ................................        2,625
      200   SL Green Realty Corp. .................................        3,637
                                                                      ----------
                                                                          22,706
                                                                      ----------
            REAL ESTATE INVESTMENT TRUSTS - 4.83%
      100   Alexandria Real Estate Equities, Inc. .................        2,875
      300   Allied Capital Corp. ..................................        6,018
      200   American Health Properties, Inc. ......................        4,038
      100   Amli Residential Properties Trust......................        2,075
      100   Bedford Property Investors, Inc. ......................        1,750
      200   Boykin Lodging Co. ....................................        2,587
      100   Bradley Real Estate, Inc. .............................        1,675
      300   Brandywine Realty Trust................................        5,044
      300   BRE Properties, Inc., Class A..........................        6,806
      200   Burnham Pacific Properties, Inc. ......................        2,000
      200   Camden Property Trust..................................        5,413
      300   Capital Automotive REIT................................        3,824
      500   Capstead Mortgage Corp. ...............................        1,969
      200   CBL & Associates Properties, Inc. .....................        4,450
      200   CenterPoint Properties Corp. ..........................        6,525
      100   Chateau Communities, Inc. .............................        2,550
      200   Chelsea GCA Realty, Inc. ..............................        6,200
      200   Colonial Properties Trust..............................        5,100
      100   Commercial Net Lease Realty............................        1,150
      200   Cornerstone Realty Income Trust, Inc. .................        2,075
      500   Developers Diversified Realty Corp. ...................        7,125
       38   Duke-Weeks Realty Corp. ...............................          746
      200   EastGroup Properties, Inc. ............................        3,663
      200   Entertainment Properties Trust.........................        2,812
      400   Equity Inns, Inc. .....................................        3,000
      100   Essex Property Trust, Inc. ............................        3,256
      200   Federal Realty Investment Trust........................        3,638
      200   First Industrial Realty Trust, Inc. ...................        4,938

  NUMBER                                                               MARKET
 OF SHARES                                                             VALUE

-------------------------------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS - Continued
      200   Gables Residential Trust..............................   $    4,837
      300   Glenborough Realty Trust, Inc. .......................        3,919
      200   Glimcher Realty Trust.................................        2,963
      100   Golf Trust of America, Inc. ..........................        1,794
      200   Great Lakes REIT, Inc. ...............................        2,888
      200   Health Care Property Investors, Inc. .................        5,250
      200   Health Care REIT, Inc. ...............................        3,574
      200   Healthcare Realty Trust, Inc. ........................        3,850
      100   Home Properties of New York, Inc. ....................        2,669
      200   Hospitality Properties Trust..........................        4,225
      300   Imperial Credit Commercial Mortgage Investment
            Corp. ................................................        3,263
      600   Indymac Mortgage Holdings, Inc. ......................        8,363
      100   Innkeepers USA Trust..................................          863
      300   JDN Realty Corp. .....................................        5,719
      200 * Jones Lang Lasalle, Inc. .............................        2,488
      100   JP Realty, Inc. ......................................        1,713
      200   Kilroy Realty Corp. ..................................        3,838
      200   Koger Equity, Inc. ...................................        3,100
      200   Lexington Corporate Properties Trust..................        2,175
      100   LTC Properties, Inc. .................................        1,063
      100   Macerich Co. .........................................        2,000
      200   Manufactured Home Communities, Inc. ..................        4,662
      100   MGI Properties, Inc. .................................          969
      200   Mid-America Apartment Communities, Inc. ..............        4,425
      100   National Health Investors, Inc. ......................        1,513
      300   Nationwide Health Properties, Inc. ...................        4,969
      200   OMEGA Healthcare Investors, Inc. .....................        3,963
      100   Parkway Properties, Inc. .............................        3,063
      100   Pennsylvania Real Estate Investment Trust.............        1,863
      200   Prentiss Properties Trust.............................        4,288
      300   Prime Retail, Inc. ...................................        2,381
      200   PS Business Parks, Inc. ..............................        4,525
      200   Realty Income Corp. ..................................        4,500
      200   Reckson Associates Realty Corp. ......................        3,700
      100 * Redwood Trust, Inc. ..................................        1,300
      200   Regency Realty Corp. .................................        3,963
      200   RFS Hotel Investors, Inc. ............................        2,400
      300 * Security Capital Group, Inc. .........................        4,124
      200   Shurgard Storage Centers, Inc., Class A...............        4,725
      200   Smith Charles E Realty, Inc. .........................        6,800
      100   Sovran Self Storage, Inc. ............................        2,125
      200   Storage USA, Inc. ....................................        5,825

-------------------------------------------------------------------------------

 October 31, 1999       SMALL CAP INDEX FUND - CONTINUED        31

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS - Continued
      200   Summit Properties, Inc. ...............................   $    3,825
      100   Sun Communities, Inc. .................................        3,188
      300   Sunstone Hotel Investors, Inc. ........................        2,868
      200   Taubman Centers, Inc. .................................        2,263
      200 * Trammell Crow Co. .....................................        2,900
      200   TriNet Corporate Realty Trust, Inc. ...................        4,613
      100   U.S. Restaurant Properties, Inc. ......................        1,600
      900   United Dominion Realty Trust, Inc. ....................        9,843
      100   Urban Shopping Centers, Inc. ..........................        2,581
      200   Walden Residential Properties, Inc. ...................        4,288
      200   Washington Real Estate Investment Trust................        3,050
      200   Weingarten Realty Investors............................        7,650
      200   Western Properties Trust...............................        2,100
      100   Westfield America, Inc. ...............................        1,375
                                                                      ----------
                                                                         302,083
                                                                      ----------
            RESTAURANTS - 0.93%
      200   Applebees International, Inc. .........................        5,763
      200   Bob Evans Farms, Inc. .................................        2,750
      400 * Buffets, Inc. .........................................        3,725
      300   CBRL Group, Inc. ......................................        4,013
      100 * Cheesecake Factory, Inc. ..............................        3,063
      300   CKE Restaurants, Inc. .................................        2,025
      250 * Consolidated Products, Inc. ...........................        2,875
      200 * Jack in the Box, Inc. .................................        4,813
      300 * Landry's Seafood Restaurants, Inc. ....................        2,250
      300 * Lone Star Steakhouse & Saloon, Inc. ...................        2,400
      300   Luby's, Inc. ..........................................        3,563
      100 * NPC International, Inc. ...............................        1,200
      100 * O'Charley's, Inc. .....................................        1,531
      100 * Papa Johns International, Inc. ........................        3,738
      300   Ruby Tuesday, Inc. ....................................        5,718
      400 * Ryan's Family Steak Houses, Inc. ......................        4,188
      100 * Sonic Corp. ...........................................        2,800
      100 * Triarc Companies, Inc., Class A........................        1,988
                                                                      ----------
                                                                          58,403
                                                                      ----------
            SAVINGS & LOAN - 1.33%
      100   Andover Bancorp, Inc. .................................        2,925
      200   Bay View Capital Corp. ................................        2,775
      500   Capitol Federal Finance................................        5,000
      300   CFS Bancorp, Inc. .....................................        3,131
      198   Charter One Financial, Inc. ...........................        4,862

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            SAVINGS & LOAN - Continued
      100   Dime Community Bancshares..............................   $    2,019
      200   Downey Financial Corp. ................................        4,425
      105   F&M Bancorp............................................        2,638
      400 * Finet.com, Inc. .......................................          938
      300   First Sentinel Bancorp, Inc. ..........................        2,456
      200   First Washington Bancorp, Inc. ........................        3,400
      200 * FirstFed Financial Corp. ..............................        3,200
      300   MAF Bancorp, Inc. .....................................        6,468
      300   Northwest Bancorp, Inc. ...............................        2,456
      100   OceanFirst Financial Corp. ............................        1,788
      310   Provident Bankshares Corp. ............................        6,675
      200   Queens County Bancorp, Inc. ...........................        6,288
      400   Seacoast Financial Services Co. .......................        4,400
      200   Staten Island Bancorp, Inc. ...........................        3,874
      200 * TeleBanc Financial Corp. ..............................        4,800
      200   United Community Financial Co. ........................        1,975
      300   Washington Federal, Inc. ..............................        6,844
        3 * Wilshire Financial Services Group, Inc. ...............            4
                                                                      ----------
                                                                          83,341
                                                                      ----------
            SCHOOLS - 0.09%
      200 * Education Management Corp. ............................        1,900
      200 * ITT Educational Services, Inc. ........................        3,950
                                                                      ----------
                                                                           5,850
                                                                      ----------
            SECURITIES RELATED - 0.52%
      100   Dain Rauscher Corp. ...................................        5,369
      200   Enhance Financial Services Group, Inc. ................        3,650
      100 * Hambrecht & Quist Group................................        4,938
      200   Investors Financial Services Corp. ....................        7,400
      100   Liberty Financial Companies, Inc. .....................        2,406
      100   Morgan Keegan, Inc. ...................................        1,788
      100 * Pioneer Group, Inc. ...................................        1,244
      300   Raymond James Financial, Inc. .........................        6,075
                                                                      ----------
                                                                          32,870
                                                                      ----------
            SEMICONDUCTOR EQUIPMENT - 0.58%
      100 * ATMI, Inc. ............................................        2,694
      200 * Cognex Corp. ..........................................        5,988
      300 * LAM Research Corp. ....................................       25,331
      100 * Varian Semiconductor Equipment Associates, Inc. .......        2,263
                                                                      ----------
                                                                          36,276
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            SEMICONDUCTORS - 2.63%
      300 * Alliance Semiconductor Corp. ..........................   $    3,488
      100 * American Xtal Technology, Inc. ........................        1,294
      100 * Anadigics, Inc. .......................................        3,850
       68   Avnet, Inc. ...........................................        3,676
      200 * Burr Brown Corp. ......................................        7,863
      500 * Cirrus Logic, Inc. ....................................        4,969
      100 * Credence Systems Corp. ................................        4,563
      200 * Cree Research, Inc. ...................................        8,538
      200 * Cymer, Inc. ...........................................        7,388
      600 * Cypress Semiconductor Corp. ...........................       15,338
      200   Dallas Semiconductor Corp. ............................       11,775
      300 * DSP Communications, Inc. ..............................       10,556
      200 * Electroglas, Inc. .....................................        5,519
      100 * EMCORE Corp. ..........................................        1,375
      200 * ESS Technology, Inc. ..................................        2,638
      200 * Etec Systems, Inc. ....................................        7,638
      100 * Exar Corp. ............................................        3,613
      300 * FSI International, Inc. ...............................        2,400
      500 * Integrated Device Technology, Inc. ....................       10,281
      400 * International Rectifier Corp. .........................        7,775
      100 * Kopin Corp. ...........................................        4,200
      200 * MRV Communications, Inc. ..............................        4,338
      100 * PLX Technology, Inc. ..................................        1,600
      300 * Silicon Valley Group, Inc. ............................        3,750
      100   Texas Instruments, Inc. ...............................        9,016
      200 * TranSwitch Corp. ......................................        9,413
      100 * Triquint Semiconductor, Inc. ..........................        8,000
                                                                      ----------
                                                                         164,854
                                                                      ----------
            TELECOMMUNICATIONS - 3.63%
      200   ABM Industries, Inc. ..................................        4,775
      100 * Adaptive Broadband Corp. ..............................        3,694
      100 * Adtran, Inc. ..........................................        3,713
      200 * Advanced Communications Group, Inc. ...................        1,200
      500 * Advanced Fibre Communications, Inc. ...................       10,938
      100 * Aerial Communications, Inc. ...........................        4,250
      200 * Ancor Communications, Inc. ............................        6,338
      600 * Andrew Corp. ..........................................        7,725
      200 * Anicom, Inc. ..........................................          825
      400 * Aspect Telecommunications Co. .........................       10,075
      100 * AVT Corp. .............................................        3,350
      100 * Aware, Inc. ...........................................        3,181
      100 * Carrier Access Corp. ..................................        4,944

--------------------------------------------------------------------------------

 32                                               October 31, 1999
                       SMALL CAP INDEX FUND - CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            TELECOMMUNICATIONS - Continued
      300 * CellNet Data Systems, Inc. ............................   $      506
      200 * CellStar Corp. ........................................        1,413
      200 * CommNet Cellular, Inc. ................................        6,313
      100 * Destia Communications, Inc. ...........................        1,400
      150 * Dycom Industries, Inc. ................................        4,884
      400 * E. Spire Communication, Inc. ..........................        2,875
      100 * Electric Lightwave, Inc. ..............................        1,519
      400 * Glenayre Technologies, Inc. ...........................        1,188
      300 * ICG Communications, Inc. ..............................        4,913
      200 * IDT Corp. .............................................        4,575
      100 * Inet Technologies, Inc. ...............................        3,825
      300 * Intermedia Communications, Inc. .......................        7,800
      100   Inter-Tel, Inc. .......................................        1,588
      300 * InterVoice-Brite Inc. .................................        3,713
      300 * ITC Deltacom, Inc. ....................................        7,200
      200 * IXC Communications, Inc. ..............................        8,638
      100 * Leap Wireless International, Inc. .....................        3,850
      100 * MasTec, Inc. ..........................................        3,275
      102 * MCI Worldcom, Inc. ....................................        8,753
      100 * MGC Communications, Inc. ..............................        2,750
      200 * MMC Networks, Inc. ....................................        6,375
      200 * Omnipoint Corp. .......................................       16,525
      100 * Pacific Gateway Exchange, Inc. ........................        2,275
      300 * PageMart Wireless, Inc., Class A.......................        1,669
      500 * Paging Network, Inc. ..................................          469
      400 * Pairgain Technologies, Inc. ...........................        4,900
      100 * Plantronics, Inc. .....................................        5,856
      100 * Powertel, Inc. ........................................        5,888
      100 * Powerwave Technologies, Inc. ..........................        6,506
      300 * Premier Technologies, Inc. ............................        1,650
      200 * Premisys Communications, Inc. .........................        1,938
      105 * Price Communications Co. ..............................        2,284
      200 * Primus Telecommunications Group, Inc. .................        4,425
      300 * Talk.com, Inc. ........................................        4,781
      300 * Tekelec ...............................................        3,806
      100 * Transaction Network Services, Inc. ....................        3,981
      100 * Tut Systems, Inc. .....................................        3,338
      100 * US LEC Corp. ..........................................        2,769
      100 * Xceed, Inc. ...........................................        2,125
                                                                      ----------
                                                                         227,546
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            TEXTILE - PRODUCTS - 0.36%
      300 * Burlington Industries, Inc. ...........................   $    1,106
      200 * Dan River, Inc., Class A...............................        1,063
      100   G & K Services, Inc., Class A..........................        3,756
      200   Guilford Mills, Inc. ..................................        1,763
      200   Russell Corp. .........................................        3,038
      100   Springs Industries, Inc., Class A......................        3,981
      300 * Unifi, Inc. ...........................................        3,600
      300   Wellman, Inc. .........................................        4,519
                                                                      ----------
                                                                          22,826
                                                                      ----------
            TOBACCO - 0.15%
      300   DIMON, Inc. ...........................................        1,050
      200 * General Cigar Holdings, Inc. ..........................        1,150
      300   Universal Corp. .......................................        7,050
                                                                      ----------
                                                                           9,250
                                                                      ----------
            TRUCKERS - 0.67%
      200 * American Freightways Corp. ............................        4,125
      200   Arnold Industries, Inc. ...............................        2,006
      200 * Consolidated Freightways Corp. ........................        1,575
      200 * Heartland Express, Inc. ...............................        2,713
      100 * Knight Transportation, Inc. ...........................        1,350
      100 * Landstar System, Inc. .................................        4,050
      100 * M.S. Carriers, Inc. ...................................        2,825
      400   Rollins Truck Leasing Corp. ...........................        3,850
      150 * Swift Transportation Co., Inc. ........................        2,616
      200   USFreightways Corp. ...................................        9,063
      100   Werner Enterprises, Inc. ..............................        1,594
      100 * Xtra Corp. ............................................        4,156
      100 * Yellow Corp. ..........................................        1,700
                                                                      ----------
                                                                          41,623
                                                                      ----------
            UTILITIES - COMMUNICATION - 0.13%
      100 * Alpine Group, Inc. ....................................        1,319
      100 * Commonwealth Telephone Enterprises, Inc. ..............        5,350
      100   PXRE Group Limited Bermuda ............................        1,225
                                                                      ----------
                                                                           7,894
                                                                      ----------
            UTILITIES - ELECTRIC - 1.53%
      200   Black Hills Corp. .....................................        4,500
       80   Carolina Power & Light Co. ............................        2,760
      200   Cleco Corp. ...........................................        6,625
      100   Eastern Utilities Associates...........................        3,025
      400 * El Paso Electric Co. ..................................        3,650

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            UTILITIES - ELECTRIC - Continued
      200   Empire District Electric Co. ..........................   $    4,925
      300   Hawaiian Electric Industries, Inc. ....................       10,144
      200   Idacorp, Inc. .........................................        6,038
      300   Indiana Energy, Inc. ..................................        6,056
      100   Northwestern Corp. ....................................        2,281
       67   NSTAR..................................................        2,550
      100   Otter Tail Power Co. ..................................        4,200
      400   Public Service Co. of New Mexico.......................        7,150
      300   RGS Energy Group, Inc. ................................        7,481
      288   Sierra Pacific Resources...............................        6,480
      100   SIG Corp, Inc. ........................................        2,600
      200 * UniSource Energy Corp. ................................        2,300
      100   United Illuminating Co. ...............................        5,175
      300   Washington Gas Light Co. ..............................        8,156
                                                                      ----------
                                                                          96,096
                                                                      ----------
            UTILITIES - GAS, DISTRIBUTION - 0.59%
      300   AGL Resources, Inc. ...................................        5,231
      200   Energen Corp. .........................................        3,700
      200 * National-Oilwell, Inc. ................................        2,713
      200   Northwest Natural Gas Co. .............................        5,175
      100   NUI Corp. .............................................        2,481
      200   Piedmont Natural Gas Co., Inc. ........................        6,400
      200   Public Service Co. of North Carolina, Inc. ............        6,288
      100   Southwestern Energy Co. ...............................          800
      100   Yankee Energy Systems, Inc. ...........................        4,250
                                                                      ----------
                                                                          37,038
                                                                      ----------
            UTILITIES - GAS, PIPELINE - 0.09%
      200   ONEOK, Inc. ...........................................        5,838
                                                                      ----------
            UTILITIES - MISCELLANEOUS - 0.51%
      200   Central Hudson Gas & Electric Corp. ...................        7,488
      100 * Group Maintenance America Corp. .......................          963
      300   MDU Resources Group, Inc. .............................        7,013
      200 * Stericycle, Inc. ......................................        3,125
      400 * Walter Industries, Inc. ...............................        4,700
      200 * Waste Connections, Inc. ...............................        3,088
      200   WPS Resources Corp. ...................................        5,775
                                                                      ----------
                                                                          32,152
                                                                      ----------
            WATER SERVICES - 0.23%
      100   California Water Service Group.........................        2,900
      200   Philadelphia Suburban Corp. ...........................        4,600
      200   United Water Resources, Inc. ..........................        6,750
                                                                      ----------
                                                                          14,250
                                                                      ----------

-------------------------------------------------------------------------------

 October 31, 1999       SMALL CAP INDEX FUND - CONTINUED        33

  NUMBER                                                               MARKET
 OF SHARES                                                             VALUE

-------------------------------------------------------------------------------
           TOTAL COMMON STOCK
           (Cost $5,502,936)......................................   $5,382,189
                                                                     ----------

    PAR
   VALUE
 ---------
           CORPORATE SHORT TERM -
           REPURCHASE AGREEMENT - 13.54%
           BANKS - OTHER - 13.54%
 $848,000  State Street Bank Repurchase Agreement,
           5.15%, dated 10/31/99, to be repurchased at $848,364 on
           11/01/99, collateralized by U.S. Treasury Note, 5.38%,
           07/31/00, with a par value of $855,000 (Cost
           $848,000)..............................................      848,000
                                                                     ----------
           TOTAL CORPORATE SHORT TERM -
           REPURCHASE AGREEMENT
           (Cost $848,000)........................................      848,000
                                                                     ----------
           UNITED STATES GOVERNMENT -
           SHORT TERM - 0.72%
           U. S. TREASURY BILLS - 0.72%
           United States Treasury Bills:
   20,000  4.51% due 12/09/99.....................................       19,905
   25,000  4.44% due 12/09/99.....................................       24,833
                                                                     ----------
                                                                         44,788
                                                                     ----------
           TOTAL UNITED STATES GOVERNMENT -
           SHORT TERM
           (Cost $44,788).........................................       44,788
                                                                     ----------
           TOTAL INVESTMENTS
           (Cost $6,395,724) - 100.21%............................   $6,274,977
                                                                     ----------
           * Non-income producing

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                     UNREALIZED
 CONTRACTS                                                          DEPRECIATION

--------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED(1)
3(2) (Delivery month/Value at 10/31/99)
   Russell 2000 Index Futures
   (December/$431.80)..............................................  $  (22,800)
                                                                     ----------

(1) U.S. Treasury Bills with a market value of approximately $45,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
(2)  Per 500.


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES:
ASSETS:
Investments, at market (Cost $6,395,724)............................ $6,274,977
Receivables for:
 Investments sold...................................................     20,104
 Fund shares sold...................................................      2,560
 Dividends and interest.............................................      4,808
Other assets........................................................     22,258
                                                                     ----------
TOTAL ASSETS........................................................  6,324,707
                                                                     ----------
LIABILITIES:
Payable for:
 Investments purchased..............................................      2,805
 Fund shares redeemed...............................................        864
Payable to affiliates:
 Advisory fees......................................................     16,062
 Distribution fees for Class A & B..................................     24,830
 Other..............................................................      9,716
Accrued expenses and other liabilities..............................      8,499
                                                                     ----------
TOTAL LIABILITIES...................................................     62,776
                                                                     ----------
NET ASSETS.......................................................... $6,261,931
                                                                     ----------

--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share,
unlimited authorized shares, 567,593 shares outstanding......  $    5,676
Additional paid in capital...................................   5,744,866
Undistributed net realized gain on securities................     653,965
Undistributed net investment income..........................         971
Unrealized depreciation of:
 Investments....................................... $(120,747)
 Futures contracts.................................   (22,800)   (143,547)
                                                    ---------  ----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING........................................  $6,261,931
                                                               ----------


--------------------------------------------------------------------------
COMPUTATION OF NET ASSET VALUE
AND OFFERING PRICE:
Net asset value and redemption price per Class A
share ($2,900,443 divided by 262,844 shares).................  $    11.03
                                                               ----------
Offering price per Class A share
(100/94.25 of $11.03)*.......................................  $    11.70
                                                               ----------
Net asset value and offering price per Class B
share ($3,361,488 divided by 304,749 shares)**...............  $    11.03
                                                               ----------
*  Offering price includes sales charge of 5.75%.
   The sales charge is reduced for purchases
   of $25,000 and over.
** Redemption price per share is equal to net asset value
   less any applicable contingent deferred sales charge.

--------------------------------------------------------------------------------

 34
                        SMALL CAP INDEX FUND - CONTINUED
STATEMENT OF OPERATIONS
For the Fiscal Year Ended October 31, 1999

INVESTMENT INCOME:
Dividends......................................................  $  80,388
Interest.......................................................     23,350
                                                                 ---------
 Total investment income.......................................    103,738
                                                                 ---------
EXPENSES:
Advisory fees..................................................     16,062
Transfer agent fees............................................     15,744
Custodian fees.................................................      8,067
Distribution fees:
 Class A.......................................................      6,790
 Class B.......................................................     28,565
Registration and filing fees...................................     33,794
Audit fees and tax services....................................      3,471
Accounting services............................................      1,725
Trustees' fees and expenses....................................      1,013
Report to shareholders.........................................        290
Miscellaneous..................................................      1,850
                                                                 ---------
 Total expenses................................................    117,371
 Expense reimbursement (see Note 3)............................    (47,453)
                                                                 ---------
 Net expenses..................................................     69,918
                                                                 ---------
NET INVESTMENT INCOME..........................................     33,820
                                                                 ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain on securities:
 Investments.......................................... $626,193
 Futures contracts....................................   27,772    653,965
                                                       --------
Net unrealized depreciation of securities during the period:
 Investments.......................................... (120,747)
 Futures contracts....................................  (22,800)  (143,547)
                                                       --------  ---------
  Net realized and unrealized gain on securities during the
  period.......................................................    510,418
                                                                 ---------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...............  $ 544,238
                                                                 ---------

STATEMENT OF CHANGES IN NET ASSETS
                                               For the        For the Period
                                              Year Ended    October 7, 1998 to
                                           October 31, 1999  October 31, 1998
                                           -----------------------------------
OPERATIONS:
Net investment income.....................    $   33,820          $    -
Net realized gain on securities...........       653,965               -
Net unrealized depreciation of securities
during the period.........................      (143,547)              -
                                           -----------------------------------
 Increase in net assets resulting from
 operations...............................       544,238               -
                                           -----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A..................................       (26,235)              -
 Class B..................................        (6,614)              -
                                           -----------------------------------
  Total distributions to shareholders from
  net investment income...................       (32,849)              -
                                           -----------------------------------
Net realized gain on securities
 Class A..................................             -               -
 Class B..................................             -               -
                                           -----------------------------------
  Total distributions to shareholders
  from net realized gain on securities....             -               -
                                           -----------------------------------
Decrease in net assets resulting from
distributions to shareholders.............       (32,849)              -
                                           -----------------------------------
SHARE TRANSACTIONS:
Net increase in net assets resulting from
share transactions
 Class A..................................     2,639,566           2,500
 Class B..................................     3,105,976           2,500
                                           -----------------------------------
Total increase in net assets resulting
from share transactions...................     5,745,542           5,000
                                           -----------------------------------
TOTAL INCREASE IN NET ASSETS..............     6,256,931           5,000

NET ASSETS:
 Beginning of year........................         5,000
                                           -----------------------------------
 End of period (including undistributed
 net investment income of $971 and $0)....    $6,261,931          $5,000
                                           -----------------------------------

--------------------------------------------------------------------------------

 CHANGE IN SHARES                         Class A                                   Class B
 OUTSTANDING               ----------------------------------------- -----------------------------------------
                                For the           For the  Period         For the           For the Period
                               Year Ended       October 7, 1998 to       Year Ended       October 7, 1998 to
                            October 31, 1999     October 31, 1998     October 31, 1999     October 31, 1998
                           -------------------  -------------------- -------------------  --------------------
                           Shares     Amount     Shares    Amount    Shares     Amount     Shares    Amount
                           ------   ----------  -------   ---------- -------  ----------  --------  ----------
 Shares sold.............  260,137  $2,618,550     250      $2,500   304,191  $3,102,682       250    $2,500
                           -------------------  -------------------- -------------------  --------------------
 Shares issued for
 distributions
 reinvested..............    2,928      26,235       -           -       598       6,607         -         -
 Shares repurchased......     (471)     (5,219)      -           -      (290)     (3,313)        -         -
                           -------------------  -------------------- -------------------  --------------------
 Increase in shares
 outstanding.............  262,594   2,639,566     250       2,500   304,499   3,105,976       250     2,500
 Shares outstanding:
 Beginning of period.....      250       2,500       -           -       250       2,500         -         -
                           -------------------  -------------------- -------------------  --------------------
 End of period...........  262,844  $2,642,066     250      $2,500   304,749  $3,108,476       250    $2,500
                           -------------------  -------------------- -------------------  --------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 October 31, 1999          INTERNATIONAL GROWTH FUND            35

  NUMBER                                                              MARKET
 OF SHARES                                                            VALUE

------------------------------------------------------------------------------
            SCHEDULE OF INVESTMENTS
            COMMON STOCK - 94.76%

            AEROSPACE/DEFENSE - 0.79%
    3,800   Celesius AB, Class B.................................   $   59,639
                                                                    ----------
            APPAREL & PRODUCTS - 1.35%
      561   Christian Dior.......................................      100,710
                                                                    ----------
            AUTO - CARS - 2.04%
    2,927   Renault, S.A. .......................................      151,893
                                                                    ----------
            BANKS - OTHER - 10.62%
      825   Banco Pastor, S.A. ..................................       35,616
    2,000   Bank Austria AG......................................       99,716
    2,900   Commerzbank AG.......................................      110,635
   10,500   DAO Heng Bank Group, Ltd. ...........................       48,246
   40,000   Grupo Financiero Banamex.............................       99,896
    9,000 * Hanvit Bank - GDR(/1/)...............................       66,778
    2,200   ING Groep N.V. ......................................      130,131
      457   Societe Generale, Class A............................       99,778
   13,000   United Overseas Bank, Ltd. ..........................       98,621
                                                                    ----------
                                                                       789,417
                                                                    ----------
            BROADCASTING - 0.80%
    1,400 * Grupo Televisa, S.A. ................................       59,500
                                                                    ----------
            CHEMICAL - MISCELLANEOUS - 1.52%
    2,613   Akzo Nobel...........................................      112,833
                                                                    ----------
            CONGLOMERATES - 4.13%
   14,400   Fomento Economico Mexicano UBD.......................       46,654
    2,457   Lagardere S.C.A. ....................................       99,774
   92,000   LI & Fung............................................      160,447
                                                                    ----------
                                                                       306,875
                                                                    ----------
            CONSUMER FINANCE - 1.47%
    1,000   Acom Co. ............................................      109,429
                                                                    ----------
            DRUGS - 2.02%
    2,680   Rhone - Poulance S.A. ...............................      150,382
                                                                    ----------
            ELECTRICAL EQUIPMENT - 1.26%
      600   Sony Corp. ..........................................       93,648
                                                                    ----------
            ELECTRIC PRODUCTS - MISCELLANEOUS - 1.89%
   13,000   Hitachi, Ltd. .......................................      140,635
                                                                    ----------
            ELECTRONIC EQUIPMENT - 1.53%
    1,104   Philips Electronic...................................      113,533
                                                                    ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
           FINANCE COMPANIES - 2.53%
    1,400  Orix Corp. .............................................   $  188,140
                                                                      ----------
           FOODS - 1.41%
      230  Barry Callebaut AG......................................       39,241
    3,000  Companhia de Brasileira - ADR...........................       65,625
                                                                      ----------
                                                                         104,866
                                                                      ----------
           FINANCIAL SERVICES - 3.64%
   19,000  Amvescap, Plc. .........................................      169,527
    7,900  Investor AB Holding Co., Class B........................      101,383
                                                                      ----------
                                                                         270,910
                                                                      ----------
           INFORMATION PROCESSING -
           BUSINESS SOFTWARE - 1.00%
   10,200  Forsoft, Ltd. ..........................................       74,588
                                                                      ----------
           INFORMATION PROCESSING -
           COMPUTER SERVICES - 2.02%
    3,000  Getronics NV............................................      149,985
                                                                      ----------
           INSURANCE - MISCELLANEOUS - 0.56%
    5,400  ESG RE, Ltd. ...........................................       41,850
                                                                      ----------
           INSURANCE - MULTILINE - 1.37%
    1,900  Pohjola Group Insurance Corp., Class B..................      102,205
                                                                      ----------
           MACHINERY - INDUSTRIAL/SPECIALTY - 1.06%
      500  Mannesmann AG...........................................       78,843
                                                                      ----------
           MERCHANDISING - FOOD - 0.66%
   62,100  Dairy Farm International................................       48,749
                                                                      ----------
           MERCHANDISE - DRUG - 0.88%
    1,301  Scor....................................................       65,181
                                                                      ----------
           METALS - ALUMINUM - 2.00%
    2,644  Pechiney, S.A., Class A.................................      148,362
                                                                      ----------
           METALS - STEEL - 6.52%
    5,600  Aceralia Corp Siderurigica S.A. ........................       69,697
   30,000  Industrias CH S.A., Series B............................       65,420
    2,100  Boehler - Udeholm AG....................................       88,156
    5,300  Ispat Intl - ADR NV.....................................       54,988
    2,800  Pohang Iron & Steel - Spon ADR..........................       93,450
    8,100  Usinor SA...............................................      112,859
                                                                      ----------
                                                                         484,570
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            MISCELLANEOUS - 2.94%
  128,000   First Pacific Co., Ltd. ...............................   $   74,136
    7,000   Misys, Plc. ...........................................       58,658
   25,000   QXL Ltd. ..............................................       85,730
                                                                      ----------
                                                                         218,524
                                                                      ----------
            OIL - INTEGRATED INTERNATIONAL - 2.00%
   25,400   Eni, SpA...............................................      148,956
                                                                      ----------
            OIL - SERVICE - PRODUCTS - 0.75%
    3,500   Petroleo Brasileiro S.A. ..............................       55,563
                                                                      ----------
            PAPER/FOREST PRODUCTS - 2.17%
   17,800   Metsa Serla, Class B...................................      161,649
                                                                      ----------
            PHOTOGRAPHY - 1.73%
    4,000   Fuji Photo Film Co. ...................................      128,627
                                                                      ----------
            PUBLISHING - NEWS - 1.99%
   21,900   News Corp, Ltd. .......................................      148,343
                                                                      ----------
            REAL ESTATE - 2.88%
   15,000   Cheung Kong............................................      136,109
   69,000   Wheelock & Company, Ltd. ..............................       78,151
                                                                      ----------
                                                                         214,260
                                                                      ----------
            SEMICONDUCTORS - 1.22%
    3,500   Dialog Semiconductor PLC...............................       90,445
                                                                      ----------
            TELECOMMUNICATIONS - 20.59%
    9,000   A-COM AB...............................................      104,005
    9,200   British Telecommunications plc.........................      167,125
   36,000   China Telecom (Hong Kong)..............................      123,250
    3,200   ECI Telecommunications.................................       93,200
    3,800   Ericsson LMTEL Co. - ADR, Class B......................      162,450
    6,000 * Global TeleSystems Group, Inc. ........................      143,625
    1,500   KDD Corp. .............................................      188,620
    1,900 * Korea Telecom Corp. - ADR..............................       66,975
    3,726   KPN NV (Koninklijke)...................................      191,745
    6,200   SK Telecom Co., Ltd. ADR...............................       80,988
   12,400   Telenorte Leste Partic - ADR...........................      209,250
                                                                      ----------
                                                                       1,531,233
                                                                      ----------
            UTILITIES - COMMUNICATION - 4.29%
       16   DDI Corp. .............................................      175,086
    8,708   Telefonica, S.A. ......................................      143,650
                                                                      ----------
                                                                         318,736
                                                                      ----------
            UTILITIES - ELECTRIC - 1.13%
   27,500   HongKong Electric Holdings.............................       84,062
                                                                      ----------

--------------------------------------------------------------------------------

 36                                               October 31, 1999
                     INTERNATIONAL GROWTH FUND - CONTINUED

   PAR                                                                 MARKET
  VALUE                                                                VALUE

-------------------------------------------------------------------------------
          TOTAL COMMON STOCK
          (Cost $6,373,084).......................................   $7,047,141
                                                                     ----------
          CORPORATE SHORT TERM -
          REPURCHASE AGREEMENT - 7.53%
          BANKS - OTHER - 7.53%
 $560,000 State Street Bank Repurchase Agreement, 5.15%, dated
          10/31/99, to be repurchased at $560,240 on 11/01/99,
          collateralized by U.S. Treasury Note, 5.38%, 07/31/00,
          with a par value of $565,000 (Cost $560,000)............      560,000
                                                                     ----------
          TOTAL CORPORATE SHORT TERM - REPURCHASE AGREEMENT
          (Cost $560,000).........................................      560,000
                                                                     ----------
          TOTAL INVESTMENTS
          (Cost $6,933,084) - 102.29%.............................   $7,607,141
                                                                     ----------
          *Non-income producing

----
(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1999 the aggregate value of these securities was $66,778 representing 0.90% of net assets.


SEE NOTES TO FINANCIAL STATEMENTS.



------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $6,933,084)....................... $7,607,141
Receivables for:
 Investments sold..............................................     43,903
 Fund shares sold..............................................      5,931
 Dividends and interest........................................      3,975
Other assets...................................................     33,657
                                                                ----------
TOTAL ASSETS...................................................  7,694,607
                                                                ----------

LIABILITIES:
Payable for investments purchased..............................    164,866
Payable to affiliates:
 Administrative service fees for Class I.......................      3,275
 Advisory fees.................................................     52,251
 Distribution fees for Class A & B.............................      2,262
 Other.........................................................     35,452
Accrued expenses and other liabilities.........................         23
                                                                ----------
TOTAL LIABILITIES..............................................    258,129
                                                                ----------
NET ASSETS..................................................... $7,436,478
                                                                ----------

------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share,
unlimited shares authorized, 648,468 shares outstanding........ $    6,485
Additional paid in capital.....................................  6,572,032
Undistributed net realized gain on securities
and foreign currency transactions..............................    156,954
Undistributed net investment income............................     26,950
Unrealized appreciation of securities..........................    674,057
                                                                ----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING.......................................... $7,436,478
                                                                ----------



------------------------------------------------------------------------------
COMPUTATION OF NET ASSET VALUE
AND OFFERING PRICE:
Net asset value and redemption price per Class A
share ($1,649,699 divided by 143,491 shares)....................... $    11.50
                                                                    ----------
Offering price per Class A share
(100/94.25 of $11.50)*............................................. $    12.20
                                                                    ----------
Net asset value and offering price per Class B
share ($2,826,092 divided by 247,958 shares)**..................... $    11.40
                                                                    ----------
Net asset value, offering price and redemption
price per Class I share ($1,487,026 divided by
129,227 shares).................................................... $    11.51
                                                                    ----------
Net asset value, offering price and redemption
price per Class II share ($1,473,661 divided by
127,792 shares).................................................... $    11.53
                                                                    ----------
*  Offering price includes sales charge of 5.75%.
   The sales charge is reduced for purchases
   of $25,000 and over.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

-------------------------------------------------------------------------------

                                                                37
                     INTERNATIONAL GROWTH FUND - CONTINUED
STATEMENT OF OPERATIONS
For the Fiscal Year Ended October 31, 1999

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $13,120)............ $117,526
Interest.........................................................   24,816
                                                                  --------
 Total investment income.........................................  142,342
                                                                  --------
EXPENSES:
Advisory fees....................................................   52,251
Transfer agent fees..............................................   15,736
Custodian fees...................................................    7,844
Distribution fees:
 Class A.........................................................    3,401
 Class B.........................................................   16,888
Administrative service fee, Class I..............................    3,275
Registration and filing fees.....................................   54,343
Audit fees and tax services......................................    3,488
Accounting services..............................................    1,746
Trustees' fees and expenses......................................      985
Report to shareholders...........................................      289
Miscellaneous....................................................    2,479
                                                                  --------
 Total expenses..................................................  162,725
 Expense reimbursement (see Note 3)..............................  (74,126)
                                                                  --------
 Net expenses....................................................   88,599
                                                                  --------
NET INVESTMENT INCOME............................................   53,743
                                                                  --------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FOREIGN
CURRENCIES:
Net realized gain (loss) on securities:
 Investments........................................... $156,954
 Foreign currency transactions.........................  (24,661)  132,293
                                                        --------
Net unrealized appreciation of securities during the period......  674,057
                                                                  --------
  Net realized and unrealized gain on securities and
  foreign currencies during the period...........................  806,350
                                                                  --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................. $860,093
                                                                  --------

STATEMENT OF CHANGES IN NET ASSETS
                                               For the        For the Period
                                              Year Ended    October 7, 1998 to
                                           October 31, 1999  October 31, 1998
                                           -----------------------------------
OPERATIONS:
Net investment income.....................    $   53,743          $    -
Net realized gain on securities and
foreign currencies........................       132,293               -
Net unrealized appreciation of securities
and foreign currencies during the period..       674,057               -
                                           -----------------------------------
 Increase in net assets resulting from
 operations...............................       860,093               -
                                           -----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A..................................          (352)              -
 Class B..................................             -               -
 Class I..................................          (616)              -
 Class II.................................        (1,164)              -
                                           -----------------------------------
  Total distributions to shareholders from
  net investment income...................        (2,132)              -
                                           -----------------------------------
Net realized gain on securities
 Class A..................................             -               -
 Class B..................................             -               -
 Class I..................................             -               -
 Class II.................................             -               -
                                           -----------------------------------
  Total distributions to shareholders
  from net realized gain on securities....             -               -
                                           -----------------------------------
Decrease in net assets resulting from
distributions to shareholders.............        (2,132)              -
                                           -----------------------------------
Net increase in net assets resulting from
share transactions
 Class A..................................     1,447,297             912
 Class B..................................     2,553,637             912
 Class I..................................     1,294,888             913
 Class II.................................     1,279,045             913
                                           -----------------------------------
Total increase in net assets resulting
from share transactions...................     6,574,867           3,650
                                           -----------------------------------
TOTAL INCREASE IN NET ASSETS..............     7,432,828           3,650

NET ASSETS:
 Beginning of year........................         3,650               -
                                           -----------------------------------
 End of period (including undistributed
 net investment income of $26,950 and $0)..    $7,436,478          $3,650
                                           -----------------------------------

--------------------------------------------------------------------------------

 CHANGE IN SHARES                 Class A                                    Class B
 OUTSTANDING       -----------------------------------------  -----------------------------------------
                        For the           For the Period           For the           For the Period
                       Year Ended       October 7, 1998 to        Year Ended       October 7, 1998 to
                    October 31, 1999     October 31, 1998      October 31, 1999     October 31, 1998
                   -------------------  --------------------  -------------------  --------------------
                   Shares     Amount     Shares     Amount    Shares     Amount     Shares     Amount
                   -------------------- --------------------- -------------------- ---------------------
 Shares sold.....  147,213  $1,486,365         91   $     912 251,466  $2,592,664         91   $     912
 Shares issued
 for
 distributions
 reinvested......       35         352          -           -       -           -          -           -
 Shares
 repurchased.....   (3,848)    (39,420)         -           -  (3,599)    (39,027)         -           -
                   -------------------- --------------------- -------------------- ---------------------
  Increase in
  shares
  outstanding....  143,400   1,447,297         91         912 247,867   2,553,637         91         912
 Shares
 outstanding:
  Beginning of
  period.........       91         912          -           -      91         912          -           -
                   -------------------- --------------------- -------------------- ---------------------
  End of period..  143,491  $1,448,209         91   $     912 247,958  $2,554,549         91   $     912
                   -------------------- --------------------- -------------------- ---------------------
 CHANGE IN SHARES                 Class I                                    Class II
 OUTSTANDING       ------------------------------------------ ------------------------------------------
                        For the           For the Period           For the           For the Period
                       Year Ended       October 7, 1998 to        Year Ended       October 7, 1998 to
                    October 31, 1999     October 31, 1998      October 31, 1999     October 31, 1998
                   -------------------- --------------------- -------------------- ---------------------
                   Shares     Amount     Shares     Amount    Shares     Amount     Shares     Amount
                   -------------------- --------------------- -------------------- ---------------------
 Shares sold.....  130,754  $1,312,797         92   $     913 127,639  $1,278,455         92   $     913
 Shares issued
 for
 distributions
 reinvested......       60         616          -           -     114       1,164          -           -
 Shares
 repurchased.....   (1,679)    (18,525)         -           -     (53)       (574)         -           -
                   -------------------- --------------------- -------------------- ---------------------
  Increase in
  shares
  outstanding....  129,135   1,294,888         92         913 127,700   1,279,045         92         913
 Shares
 outstanding:
  Beginning of
  period.........       92         913          -           -      92         913          -           -
                   -------------------- --------------------- -------------------- ---------------------
  End of period..  129,227  $1,295,801         92   $     913 127,792  $1,279,958         92   $     913
                   -------------------- --------------------- -------------------- ---------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 38                          LARGE CAP GROWTH FUNDOctober 31, 1999

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            SCHEDULE OF INVESTMENTS
            COMMON STOCK - 98.35%
            ADVERTISING - 0.24%
      100 * Doubleclick, Inc. ....................................   $    14,000
      200   Omnicom Group, Inc. ..................................        17,600
      100 * TMP Worldwide, Inc. ..................................         6,244
                                                                     -----------
                                                                          37,844
                                                                     -----------
            AEROSPACE/DEFENSE - 0.27%
      700   United Technologies Corp. ............................        42,350
                                                                     -----------
            APPAREL & PRODUCTS - 0.33%
    1,300   Intimate Brands, Inc. ................................        53,300
                                                                     -----------
            APPLIANCES/FURNISHINGS - 1.30%
    1,600   Lancaster Colony Corp. ...............................        55,900
    2,200   Whirlpool Corp. ......................................       153,313
                                                                     -----------
                                                                         209,213
                                                                     -----------
            AUTO - CARS - 0.93%
      124   Daimlerchrysler AG....................................         9,641
    1,100 * General Motors Corp., Class H ........................        80,093
    1,400   Hertz Corp., Class A .................................        60,725
                                                                     -----------
                                                                         150,459
                                                                     -----------
            BANKS - NEW YORK CITY - 0.67%
    2,000   Citigroup, Inc. ......................................       108,250
                                                                     -----------
            BANKS - OTHER - 0.56%
      200   Fleet Financial Group, Inc. ..........................         8,725
      750   Providian Financial Corp. ............................        81,750
                                                                     -----------
                                                                          90,475
                                                                     -----------
            BEVERAGE -
            BREWERS/DISTRIBUTORS - 0.40%
      400   Anheuser-Busch Companies, Inc. .......................        28,725
      700   Seagram Co., Ltd. ....................................        34,563
                                                                     -----------
                                                                          63,288
                                                                     -----------
            BEVERAGE - SOFT DRINKS - 1.41%
    2,800   Coca-Cola Co. ........................................       165,200
    1,800   PepsiCo, Inc. ........................................        62,437
                                                                     -----------
                                                                         227,637
                                                                     -----------
            BROADCASTING - 1.42%
      300 * Clear Channel Communications, Inc. ...................        24,113
    1,500   Comcast Corp., Class A................................        63,188
    1,500 * Media One Group, Inc. ................................       106,594

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            BROADCASTING - Continued
      800 * Viacom, Inc., Class B ................................   $    35,800
                                                                     -----------
                                                                         229,695
                                                                     -----------
            BUILDING MATERIALS - 0.34%
    1,000   Lowe's Companies, Inc. ...............................        55,000
                                                                     -----------
            CHEMICAL - MAJOR - 0.60%
      500   Dow Chemical Co. .....................................        59,125
    1,000   Monsanto Co. .........................................        38,500
                                                                     -----------
                                                                          97,625
                                                                     -----------
            CONGLOMERATES - 0.69%
    2,800   Tyco International, Ltd. .............................       111,825
                                                                     -----------
            CONSUMER FINANCE - 0.09%
      500   MBNA Corp. ...........................................        13,813
                                                                     -----------
            DRUGS - 9.94%
      500   Allergan, Inc. .......................................        53,688
      600   American Home Products Corp. .........................        31,350
    2,500 * Amgen, Inc. ..........................................       199,375
    1,000 * Biogen, Inc. .........................................        74,125
    5,400   Bristol Myers Squibb Co. .............................       414,787
      500   Eli Lilly and Co. ....................................        34,438
      400   Genzyme Corp. ........................................        15,300
      300 * Immunex Corp. ........................................        18,900
    5,600   Merck & Co., Inc. ....................................       445,550
    4,900   Pfizer, Inc. .........................................       193,550
    1,200   Schering-Plough Corp. ................................        59,400
      800   Warner-Lambert Co. ...................................        63,850
                                                                     -----------
                                                                       1,604,313
                                                                     -----------
            ELECTRICAL EQUIPMENT - 7.47%
      200   Emerson Electric Co. .................................        12,013
    7,900   General Electric Co. .................................     1,070,943
    3,200 * Teradyne, Inc. .......................................       123,200
                                                                     -----------
                                                                       1,206,156
                                                                     -----------
            ENTERTAINMENT - 0.53%
      300   Carnival Corp., Class A...............................        13,350
      800   Hasbro, Inc. .........................................        16,500
      800   Time Warner, Inc. ....................................        55,750
                                                                     -----------
                                                                          85,600
                                                                     -----------
            FINANCE COMPANIES - 0.05%
      200   Associates First Capital Corp. .......................         7,300
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            FINANCIAL SERVICES - 0.01%
      100 * Ameritrade Holding Corp., Class A.....................   $     1,625
                                                                     -----------
            FOODS - 2.01%
    2,100   ConAgra, Inc. ........................................        54,730
      100   General Mills, Inc. ..................................         8,719
      200   H J Heinz Co. ........................................         9,550
      300   Hormel Foods Corp. ...................................        12,938
    5,300   IBP, Inc. ............................................       126,868
    6,100   Nabisco Group Holdings Corp. .........................        78,156
      900   Nabisco Holdings Corp., Class A.......................        33,638
                                                                     -----------
                                                                         324,599
                                                                     -----------
            FOOTWEAR - 0.21%
      600   NIKE, Inc., Class B...................................        33,863
                                                                     -----------
            GOVERNMENT SPONSORED - 0.30%
      500   Federal Home Loan Mortgage Corp. .....................        27,031
      300   Federal National Mortgage Association.................        21,225
                                                                     -----------
                                                                          48,256
                                                                     -----------
            HEALTHCARE - 3.09%
    1,400 * PacifiCare Health System, Inc., Class A...............        55,213
    4,300   United HealthCare Corp. ..............................       222,255
    3,800 * Wellpoint Health Networks, Inc. ......................       220,400
                                                                     -----------
                                                                         497,868
                                                                     -----------
            HOSPITAL SUPPLIES - 3.81%
      900   Abbott Laboratories...................................        36,338
    1,500   Baxter International, Inc. ...........................        97,313
    3,800   Johnson & Johnson.....................................       398,050
    1,600   Medtronic, Inc. ......................................        55,400
    1,800 * Summit Technology, Inc. ..............................        28,013
                                                                     -----------
                                                                         615,114
                                                                     -----------
            HOUSEHOLD PRODUCTS - 4.05%
    5,600   Procter & Gamble Co. .................................       587,300
    1,003   Unilever NV - ADR.....................................        66,887
                                                                     -----------
                                                                         654,187
                                                                     -----------
            INFORMATION PROCESSING - 0.34%
      300 * JDS Uniphase Corp. ...................................        50,063
      100 * Lycos, Inc. ..........................................         5,350
                                                                     -----------
                                                                          55,413
                                                                     -----------

--------------------------------------------------------------------------------

 October 31, 1999      LARGE CAP GROWTH FUND - CONTINUED        39

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
             INFORMATION PROCESSING -
             BUSINESS SOFTWARE - 7.21%
      200 *  Broadcom Corp. ......................................   $    25,563
    1,500 *  DST Systems, Inc. ...................................        95,531
      100 *  Inktomi Corp. .......................................        10,144
   10,000 *  Microsoft Corp. .....................................       925,624
    2,250 *  Oracle Corp. ........................................       107,016
                                                                     -----------
                                                                       1,163,878
                                                                     -----------
             INFORMATION PROCESSING -
             COMPUTER HARDWARE SYSTEMS - 4.56%
      400 *  Adaptec, Inc. .......................................        18,000
    2,100 *  Apple Computer, Inc. ................................       168,263
    2,200 *  Dell Computer Corp. .................................        88,275
    1,700 *  Lexmark International Group, Inc. ...................       132,706
    3,100 *  Sun Microsystems, Inc. ..............................       328,019
                                                                     -----------
                                                                         735,263
                                                                     -----------
             INFORMATION PROCESSING -
             COMPUTER SERVICES - 3.24%
    2,700 *  America Online, Inc. ................................       350,155
    1,000    Automatic Data Processing, Inc. .....................        48,188
      100 *  Checkfree Holdings Corp. ............................         3,738
      200 *  CMGI, Inc. ..........................................        21,887
      100 *  C-Net, Inc. .........................................         4,719
      200    Electronic Data Systems Corp. .......................        11,700
    1,500    First Data Corp. ....................................        68,530
      100 *  Sterling Commerce, Inc. .............................         2,344
      100 *  VeriSign, Inc. ......................................        12,350
                                                                     -----------
                                                                         523,611
                                                                     -----------
             INFORMATION PROCESSING -
             CONSUMER SOFTWARE - 0.21%
      100 *  Infoseek Corp. ......................................         3,169
      400 *  Intuit, Inc. ........................................        11,650
      100 *  Macromedia, Inc. ....................................         6,444
      100 *  Networks Associates, Inc. ...........................         1,831
      100 *  Realnetworks, Inc. ..................................        10,969
                                                                     -----------
                                                                          34,063
                                                                     -----------
             INFORMATION PROCESSING -
             DATA SERVICES - 7.58%
      400 *  At Home Corp. .......................................        14,950
      500 *  Computer Sciences Corp. .............................        34,344
    1,400 *  EMC Corp. ...........................................       102,200

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
             INFORMATION PROCESSING -
             DATA SERVICES - Continued
    2,600    Hewlett Packard Co. .................................   $   192,562
    5,000    International Business Machines......................       491,874
    1,500 *  Novell, Inc. ........................................        30,094
      200    Pitney Bowes, Inc. ..................................         9,113
      200 *  PsiNet, Inc. ........................................         7,200
    3,500 *  Solectron Corp. .....................................       263,375
    1,000 *  Unisys Corp. ........................................        24,250
      300 *  Yahoo!, Inc. ........................................        53,719
                                                                     -----------
                                                                       1,223,681
                                                                     -----------
             INFORMATION PROCESSING -
             NETWORKING - 4.98%
    9,200 *  Cisco Systems, Inc. .................................       680,800
      200 *  Exodus Communications, Inc. .........................        17,200
    1,000 *  PMC-Sierra, Inc. ....................................        94,250
      200 *  USWeb Corp. .........................................         7,750
      100 *  Verio, Inc. .........................................         3,730
                                                                     -----------
                                                                         803,730
                                                                     -----------
             INSURANCE - CASUALTY - 0.13%
      600    Travelers Property Casualty Corp. ...................        21,600
                                                                     -----------
             INSURANCE - LIFE - 0.24%
      400    AXA Financial, Inc. .................................        12,825
      500    Hartford Life Inc., Class A..........................        26,124
                                                                     -----------
                                                                          38,949
                                                                     -----------
             INSURANCE - MULTILINE - 1.22%
    1,600    American International Group, Inc. ..................       164,700
      400    Marsh & McLennan Companies, Inc. ....................        31,625
                                                                     -----------
                                                                         196,325
                                                                     -----------
             LEISURE TIME - 0.03%
      100 *  Sabre Holdings, Corp. ...............................         4,444
                                                                     -----------
             LODGING - 0.77%
    3,500    Marriott International, Inc. ........................       117,906
      121 *  MGM Grand, Inc. .....................................         6,171
                                                                     -----------
                                                                         124,077
                                                                     -----------
             MACHINERY - CONSTRUCTION &
             CONTRACTS - 0.21%
      600 *  Calpine Corp. .......................................        34,575
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
             MEDICAL TECHNOLOGY - 0.15%
      500    Guidant Corp. .......................................   $    24,688
                                                                     -----------
             MERCHANDISE - DRUG - 0.66%
      400 *  Andrx Corp. .........................................        19,100
    2,000    CVS Corp. ...........................................        86,875
                                                                     -----------
                                                                         105,975
                                                                     -----------
             MERCHANDISE - SPECIALTY - 3.54%
      500 *  Amazon.com, Inc. ....................................        35,313
    1,000 *  Best Buy Co., Inc. ..................................        55,563
    2,200    Circuit City Stores, Inc. ...........................        93,913
      300 *  Costco Wholesale Corp. ..............................        24,093
    1,500    Fortune Brands, Inc. ................................        53,156
    3,300    Home Depot, Inc. ....................................       249,150
    1,000    Tiffany & Co. .......................................        59,500
                                                                     -----------
                                                                         570,688
                                                                     -----------
             MERCHANDISING - DEPARTMENT - 1.07%
      700    Dayton Hudson Corp. .................................        45,238
    3,000 *  Federated Department Stores, Inc. ...................       128,062
                                                                     -----------
                                                                         173,300
                                                                     -----------
             MERCHANDISING - FOOD - 0.13%
    1,000 *  Kroger Co. ..........................................        20,813
                                                                     -----------
             MERCHANDISING - MASS - 1.52%
      100 *  Priceline.com, Inc. .................................         6,025
    4,200    Wal-Mart Stores, Inc. ...............................       239,925
                                                                     -----------
                                                                         245,950
                                                                     -----------
             MISCELLANEOUS - 0.08%
      100 *  Ebay, Inc. ..........................................        13,513
                                                                     -----------
             OIL - INTEGRATED INTERNATIONAL - 0.54%
      200    Exxon Corp. .........................................        14,813
    1,200    Royal Dutch Petroleum Co. ...........................        71,924
                                                                     -----------
                                                                          86,737
                                                                     -----------
             OIL - SERVICES - 0.23%
      600    Schlumberger, Ltd. ..................................        36,338
                                                                     -----------
             PAPER/FOREST PRODUCTS - 0.54%
      200    Champion International Corp. ........................        11,563
    1,100    Georgia-Pacific Corp. ...............................        43,656
      500    Kimberly-Clark Corp. ................................        31,562
                                                                     -----------
                                                                          86,781
                                                                     -----------

--------------------------------------------------------------------------------

 40                                               October 31, 1999
                       LARGE CAP GROWTH FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
             PHOTOGRAPHY - 0.60%
    1,400    Eastman Kodak Co. ...................................   $    96,513
                                                                     -----------
             POLLUTION CONTROL - 0.36%
    4,700 *  Republic Services, Inc., Class A.....................        57,575
                                                                     -----------
             RESTAURANTS - 0.50%
      800    McDonald's Corp. ....................................        33,000
    1,200 *  Tricon Global Restaurants, Inc. .....................        48,225
                                                                     -----------
                                                                          81,225
                                                                     -----------
             SECURITIES RELATED - 1.72%
    1,700    Charles Schwab Corp. ................................        66,194
      800    Donaldson, Lufkin & Jenrette, Inc. - DLJ.............        41,400
      400 *  E*Trade Group, Inc. .................................         9,525
      600    Lehman Brothers Holdings, Inc. ......................        44,212
    1,000    Merrill Lynch & Co., Inc. ...........................        78,500
      279    Standard & Poor's Depositary Receipts................        38,153
                                                                     -----------
                                                                         277,984
                                                                     -----------
             SEMICONDUCTOR EQUIPMENT - 0.61%
    1,100 *  Applied Materials, Inc. .............................        98,794
                                                                     -----------
             SEMICONDUCTORS - 3.89%
      600 *  Applied Micro Circuits Corp. ........................        46,688
    5,500    Intel Corp. .........................................       425,906
      300 *  LSI Logic Corp. .....................................        15,956
      100    Motorola, Inc. ......................................         9,744
    1,000    Texas Instruments, Inc. .............................        89,750
      500 *  Xilinx, Inc. ........................................        39,313
                                                                     -----------
                                                                         627,357
                                                                     -----------
             TELECOMMUNICATIONS - 9.99%
    1,400    ALLTEL Corp. ........................................       116,549
    3,500    AT&T Corp. ..........................................       163,624
    1,200 *  AT&T Corp. - Liberty Media Group ....................        47,625
      200    BCE, Inc. ...........................................        12,050
    2,700 *  CIENA Corp. .........................................        95,175
      100 *  Covad Communications Group, Inc. ....................         4,800
      800 *  Level 3 Communications, Inc. ........................        54,700
    4,500    Lucent Technologies, Inc. ...........................       289,125
    2,700 *  MCI Worldcom, Inc. ..................................       231,694
      200 *  NEXTLINK Communications, Inc. .......................        11,963
    3,400    Nortel Networks Corp. ...............................       210,588
    1,000 *  QUALCOMM, Inc. ......................................       222,750

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            TELECOMMUNICATIONS - Continued
    1,300 * Qwest Communications International, Inc. .............   $    46,800
      100 * RCN Corp. ............................................         4,788
      100 * Rhythms Netconnections, Inc. .........................         2,919
    1,700   Scientific-Atlanta, Inc. .............................        97,324
                                                                     -----------
                                                                       1,612,474
                                                                     -----------
            TOBACCO - 0.50%
    3,200   Philip Morris Companies, Inc. ........................        80,600
                                                                     -----------
            UTILITIES - COMMUNICATION - 0.28%
      200   GTE Corp. ............................................        15,000
      400   Sprint Corp., FON Group...............................        29,725
                                                                     -----------
                                                                          44,725
                                                                     -----------
            TOTAL COMMON STOCK
            (Cost $13,691,965)....................................    15,871,294
                                                                     -----------

   PAR
  VALUE
 --------

          CORPORATE SHORT TERM -
          REPURCHASE AGREEMENT - 1.05%
          BANKS - OTHER - 1.05%
 $170,000 State Street Bank Repurchase Agreement, 5.15%, dated
          10/31/99, to be repurchased at $170,073 on 11/01/99,
          collaterlized by U.S. Treasury Note, 5.38%, 07/31/00,
          with a par value of $175,000 (Cost $170,000)...........       170,000
                                                                    -----------
          TOTAL CORPORATE SHORT TERM -
          REPURCHASE AGREEMENT
          (Cost $170,000)........................................       170,000
                                                                    -----------
          UNITED STATES GOVERNMENT-
          SHORT TERM - 0.56%
          U. S. TREASURY BILLS - 0.56%
          United States Treasury Bills:
   20,000 4.51% due 12/09/99.....................................        19,905
   25,000 4.44% due 12/09/99.....................................        24,883
   10,000 4.43% due 12/09/99.....................................         9,953
   10,000 4.40% due 11/04/99.....................................         9,996
   25,000 4.35% due 11/18/99.....................................        24,948
                                                                    -----------
                                                                         89,685
                                                                    -----------

                                                                       MARKET
                                                                        VALUE

--------------------------------------------------------------------------------
         TOTAL UNITED STATES GOVERNMENT -
         SHORT TERM
         (Cost $89,685)...........................................   $    89,685
                                                                     -----------
         TOTAL INVESTMENTS
         (Cost $13,951,650) - 99.96% .............................   $16,130,979
                                                                     -----------
         *Non-income producing

                                                                    UNREALIZED
CONTRACTS                                                          APPRECIATION

--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED(1)
 1(2)(Delivery month/Value at 10/31/99) E-Mini S & P Futures
       (December/$1,376.20).......................................   $     3,735
                                                                     -----------

(1) U.S. Treasury Bills with a market value of approximately $90,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
(2)  Per 50.

-------------------------------------------------------------------------------

 October 31, 1999      LARGE CAP GROWTH FUND - CONTINUED        41



-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $13,951,650).......................... $16,130,979
Receivables for:
 Fund shares sold..................................................      87,035
 Dividends and interest............................................       4,461
Other assets.......................................................      25,129
                                                                    -----------
TOTAL ASSETS.......................................................  16,247,604
                                                                    -----------

LIABILITIES:
Payable for fund shares redeemed...................................          46
Payable to affiliates:
 Administrative service fees for Class I...........................       4,169
 Advisory fees.....................................................      49,471
 Distribution fees for Class A & B.................................       5,780
 Other.............................................................      50,883
Accrued expenses and other liabilities.............................          50
                                                                    -----------
TOTAL LIABILITIES..................................................     110,399
                                                                    -----------
NET ASSETS......................................................... $16,137,205
                                                                    -----------

--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share, unlimited
shares authorized, 1,192,507 shares outstanding.................... $    11,925
Additional paid in capital.........................................  13,815,105
Undistributed net realized gain on securities......................     127,111
Unrealized appreciation of:
 Investments............................................ $2,179,329
 Futures contracts......................................      3,735   2,183,064
                                                         ---------- -----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING.............................................. $16,137,205
                                                                    -----------

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Net asset value and redemption price per Class A
share ($2,759,889 divided by 202,908 shares)....................... $     13.60
                                                                    -----------
Offering price per Class A share
(100/94.25 of $13.60)*............................................. $     14.43
                                                                    -----------
Net asset value and offering price per Class B
share ($8,853,396 divided by 657,052 shares)**..................... $     13.47
                                                                    -----------
Net asset value, offering price and redemption
price per Class I share ($2,922,583 divided by
214,815 shares).................................................... $     13.61
                                                                    -----------
Net asset value, offering price and redemption
price per Class II share ($1,601,337 divided by
117,732 shares)................................................... $     13.60
                                                                   -----------
*  Offering price includes sales charge of 5.75%. The sales charge is reduced for purchases of $25,000 and over.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 42                    LARGE CAP GROWTH FUND - CONTINUED
STATEMENT OF OPERATIONS
For the Fiscal Year Ended October 31, 1999

INVESTMENT INCOME:
Dividends.........................................................  $   66,485
Interest..........................................................      23,739
                                                                    ----------
 Total investment income..........................................      90,224
                                                                    ----------
EXPENSES:
Advisory fees.....................................................      49,471
Transfer agent fees...............................................      23,366
Custodian fees....................................................      11,079
Distribution fees:
 Class A..........................................................       4,860
 Class B..........................................................      34,739
Administrative service fee, Class I...............................       4,169
Registration and filing fees......................................      54,604
Audit fees and tax services.......................................       5,217
Accounting services...............................................       2,703
Trustees' fees and expenses.......................................       1,238
Report to shareholders............................................         428
Miscellaneous.....................................................       5,379
                                                                    ----------
 Total expenses...................................................     197,253
 Expense reimbursement (see Note 3)...............................     (76,495)
                                                                    ----------
 Net expenses.....................................................     120,758
                                                                    ----------
NET INVESTMENT LOSS...............................................     (30,534)
                                                                    ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain (loss) on securities:
 Investments........................................... $  289,999
 Futures contracts.....................................   (127,454)    162,545
                                                        ----------
Net unrealized appreciation on securities during the period:
 Investments...........................................  2,179,329
 Futures contracts.....................................      3,735   2,183,064
                                                        ----------  ----------
  Net realized and unrealized gain on securities during the
  period..........................................................   2,345,609
                                                                    ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................  $2,315,075
                                                                    ----------

STATEMENT OF CHANGES IN NET ASSETS

                                               For the        For the Period
                                              Year Ended    October 7, 1998 to
                                           October 31, 1999  October 31, 1998
                                           -----------------------------------
OPERATIONS:
Net investment loss.......................   $   (30,534)         $    -
Net realized gain on securities...........       162,545               -
Net unrealized appreciation of securities
during the period.........................     2,183,064               -
                                           -----------------------------------
 Increase in net assets resulting from
 operations...............................     2,315,075               -
                                           -----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A..................................             -               -
 Class B..................................             -               -
 Class I..................................          (413)              -
 Class II.................................        (4,487)              -
                                           -----------------------------------
  Total distributions to shareholders from
  net investment income...................        (4,900)              -
                                           -----------------------------------
Net realized gain on securities
 Class A..................................             -               -
 Class B..................................             -               -
 Class I..................................             -               -
 Class II.................................             -               -
                                           -----------------------------------
  Total distributions to shareholders
  from net realized gain on securities....             -               -
                                           -----------------------------------
Decrease in net assets resulting from
distributions to shareholders.............        (4,900)              -
                                           -----------------------------------
SHARE TRANSACTIONS:
Net increase in net assets resulting from
share transactions
 Class A..................................     2,233,762             712
 Class B..................................     8,024,484             712
 Class I..................................     2,408,861             713
 Class II.................................     1,157,073             713
                                           -----------------------------------
Total increase in net assets resulting
from share transactions...................    13,824,180           2,850
                                           -----------------------------------
TOTAL INCREASE IN NET ASSETS..............    16,134,355           2,850
NET ASSETS:
 Beginning of year........................         2,850               -
                                           -----------------------------------
 End of period ...........................   $16,137,205          $2,850
                                           -----------------------------------

--------------------------------------------------------------------------------

 CHANGE IN SHARES                 Class A                                    Class B
 OUTSTANDING       -----------------------------------------  -----------------------------------------
                        For the           For the Period           For the           For the Period
                       Year Ended       October 7, 1998 to        Year Ended       October 7, 1998 to
                    October 31, 1999     October 31, 1998      October 31, 1999     October 31, 1998
                   -------------------  --------------------  -------------------  --------------------
                   Shares     Amount     Shares     Amount    Shares     Amount     Shares     Amount
                   -------------------  --------------------  -------------------  --------------------
 Shares sold.....  215,767  $2,400,134         71   $  712    672,822  $8,230,783         71   $  712
 Shares issued
 for
 distributions
 reinvested......        -           -          -        -          -           -          -        -
 Shares
 repurchased.....  (12,930)   (166,372)         -        -    (15,841)   (206,299)         -        -
                   -------------------  --------------------  -------------------  --------------------
 Increase in
 shares
 outstanding.....  202,837   2,233,762         71      712    656,981   8,024,484         71      712
 Shares
 outstanding:
 Beginning of
 period..........       71         712          -        -         71         712          -        -
                   -------------------  --------------------  -------------------  --------------------
 End of period...  202,908  $2,234,474         71   $  712    657,052  $8,025,196         71   $  712
                   -------------------  --------------------  -------------------  --------------------
 CHANGE IN SHARES                 Class I                                    Class II
 OUTSTANDING       ------------------------------------------ ------------------------------------------
                        For the           For the Period           For the           For the Period
                       Year Ended       October 7, 1998 to        Year Ended       October 7, 1998 to
                    October 31, 1999     October 31, 1998      October 31, 1999     October 31, 1998
                   -------------------- --------------------- -------------------- ---------------------
                   Shares     Amount     Shares     Amount    Shares     Amount     Shares     Amount
                   -------------------- --------------------- -------------------- ---------------------
 Shares sold.....  224,884  $2,539,442         71   $  713    124,934  $1,249,361         72   $  713
 Shares issued
 for
 distributions
 reinvested......       34         413          -        -        352       4,487          -        -
 Shares
 repurchased.....  (10,174)   (130,994)         -        -     (7,626)    (96,775)         -        -
                   -------------------- --------------------- -------------------- ---------------------
 Increase in
 shares
 outstanding.....  214,744   2,408,861         71      713     117,660   1,157,073        72      713
 Shares
 outstanding:
 Beginning of
 period..........       71         713          -         -         72         713         -        -
                   -------------------- --------------------- -------------------- ---------------------
 End of period...  214,815  $2,409,574         71   $   713    117,732  $1,157,786        72   $  713
                   -------------------- --------------------- -------------------- ---------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 October 31, 1999             MID CAP GROWTH FUND               43

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            SCHEDULE OF INVESTMENTS

            COMMON STOCK - 97.40%

            ADVERTISING - 2.79%
    4,100 * Catalina Marketing Corp. ..............................   $  383,863
                                                                      ----------
            APPAREL & PRODUCTS - 2.46%
    5,600   Cintas Corp. ..........................................      337,400
                                                                      ----------
            AUTO - CARS - 2.33%
    5,400   Harley-Davidson, Inc. .................................      320,288
                                                                      ----------
            AUTO - ORIGINAL EQUIPMENT - 0.35%
    1,000   Danaher Corp. .........................................       48,313
                                                                      ----------
            BUILDING MATERIALS - 2.46%
    9,300   Fastenal Co. ..........................................      337,125
                                                                      ----------
            CONGLOMERATES - 1.79%
   10,500   Dial Corp. ............................................      245,438
                                                                      ----------
            DRUGS - 2.46%
    4,900 * ALZA Corp. ............................................      209,781
   13,200 * Covance, Inc. .........................................      127,875
                                                                      ----------
                                                                         337,656
                                                                      ----------
            FINANCIAL SERVICES - 3.54%
   13,700   Price (T Rowe) Associates..............................      486,350
                                                                      ----------
            GOVERNMENT SPONSORED - 2.96%
    8,300   SLM Holding Corp. .....................................      406,181
                                                                      ----------
            HEALTHCARE - 7.54%
    7,700   Cardinal Health, Inc. .................................      332,062
   12,600 * HCR Manor Care, Inc. ..................................      198,450
   30,000 * Health Management Association..........................      266,250
   11,200   Omnicare, Inc. ........................................      103,600
    7,300 * Quintiles Transnational Corp. .........................      135,506
                                                                      ----------
                                                                       1,035,868
                                                                      ----------
            HOSPITAL SUPPLIES - 1.03%
    7,000 * Boston Scientific Corp. ...............................      140,875
                                                                      ----------
            HOUSEHOLD PRODUCTS - 2.29%
    9,100   Newell Rubbermaid, Inc. ...............................      315,088
                                                                      ----------
            HUMAN RESOURCES - 1.92%
    8,500 * Interim Services, Inc. ................................      139,719
    4,600 * Robert Half International, Inc. .......................      124,488
                                                                      ----------
                                                                         264,207
                                                                      ----------
            INFORMATION PROCESSING - 3.95%
   12,800 * Acxiom Corp. ..........................................      211,200
    2,300 * Advent Software, Inc. .................................      138,288
   10,100 * Parametric Technology Corp. ...........................      192,531
                                                                      ----------
                                                                         542,019
                                                                      ----------

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            INFORMATION PROCESSING -
            BUSINESS SOFTWARE - 3.97%
    8,500 * BMC Software, Inc. ....................................   $  545,594
                                                                      ----------
            INFORMATION PROCESSING -
            COMPUTER HARDWARE SYSTEMS - 1.03%
    2,700 * Jabil Circuit, Inc. ...................................      141,075
                                                                      ----------
            INFORMATION PROCESSING -
            COMPUTER SERVICES - 4.08%
   12,200   Paychex, Inc. .........................................      480,375
    3,400 * Sterling Commerce, Inc. ...............................       79,688
                                                                      ----------
                                                                         560,063
                                                                      ----------
            INFORMATION PROCESSING -
            CONSUMER SOFTWARE - 2.60%
   19,500 * Networks Associates, Inc. .............................      357,094
                                                                      ----------
            INFORMATION PROCESSING -
            DATA SERVICES - 13.76%
    5,200 * BISYS Group, Inc. .....................................      265,200
   11,600 * Compuware Corp. .......................................      322,625
    5,000 * EMC Corp. .............................................      365,000
    8,700 * Fiserv, Inc. ..........................................      278,400
    8,800 * Keane, Inc. ...........................................      206,800
      600 * Solectron Corp. .......................................       45,150
   11,800 * Sterling Software, Inc. ...............................      258,862
    4,800 * Transaction Systems Architects, Inc.,
            Class A................................................      147,600
                                                                      ----------
                                                                       1,889,637
                                                                      ----------
            INSURANCE - MULTILINE - 2.31%
    6,200   AFLAC, Inc. ...........................................      316,975
                                                                      ----------
            MEDICAL TECHNOLOGY - 5.26%
    4,900   Guidant Corp. .........................................      241,937
    7,400   PE Corp - PE Biosystems Group..........................      480,075
                                                                      ----------
                                                                         722,012
                                                                      ----------
            MERCHANDISE - SPECIALTY - 4.38%
   12,825   Dollar General Corp. ..................................      338,259
    1,700 * Kohl's Corp. ..........................................      127,181
    6,100 * Staples, Inc. .........................................      135,344
                                                                      ----------
                                                                         600,784
                                                                      ----------
            MERCHANDISING - MASS - 3.20%
   10,100 * Dollar Tree Stores, Inc. ..............................      439,981
                                                                      ----------
            MISCELLANEOUS - 2.01%
   10,200   Equifax, Inc. .........................................      275,400
                                                                      ----------

  NUMBER                                                              MARKET
 OF SHARES                                                             VALUE
-------------------------------------------------------------------------------
             OIL - SERVICES - 0.25%
    1,000 *  Smith International, Inc. ..........................   $    34,563
                                                                    -----------
             SCHOOLS - 1.05%
   11,100 *  Sylvan Learning Systems, Inc. ......................       143,606
                                                                    -----------
             SECURITIES RELATED - 5.84%
   12,400    Franklin Resources, Inc. ...........................       434,000
   10,100    Legg Mason, Inc. ...................................       367,387
                                                                    -----------
                                                                        801,387
                                                                    -----------
             SEMICONDUCTORS - 3.29%
    9,300 *  Altera Corp. .......................................       452,213
                                                                    -----------
             TELECOMMUNICATIONS - 5.27%
    6,800 *  ADC Communications, Inc. ...........................       324,275
    2,400 *  Amdocs, Ltd. .......................................        66,750
    3,700 *  Sanmina Corp. ......................................       333,230
                                                                    -----------
                                                                        724,255
                                                                    -----------
             TEXTILE - PRODUCTS - 1.23%
    4,500    G & K Services, Inc., Class A.......................       169,031
                                                                    -----------
             TOTAL COMMON STOCK
             (Cost $14,516,034)..................................    13,374,341
                                                                    -----------
    PAR
  VALUE
 --------
             CORPORATE SHORT TERM -
             REPURCHASE AGREEMENT - 4.30%
             BANKS - OTHER - 4.30%
 $591,000    State Street Bank Repurchase Agreement 5.15%, dated
             10/31/99 to be repurchased at $591,254 on 11/01/99,
             collateralized by U.S. Treasury Note, 5.38%,
             07/31/00, with a par value of $600,000
             (Cost $591,000).....................................       591,000
                                                                    -----------
             TOTAL CORPORATE SHORT TERM -
             REPURCHASE AGREEMENT
             (Cost $591,000).....................................       591,000
                                                                    -----------
             TOTAL INVESTMENTS
             (Cost $15,107,034) - 101.71%........................   $13,965,341
                                                                    -----------
             *Non-income producing

--------------------------------------------------------------------------------

 44                                               October 31, 1999
                        MID CAP GROWTH FUND - CONTINUED



-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $15,107,034).......................... $13,965,341
Receivables for:
 Fund shares sold..................................................      31,213
 Dividends and interest............................................       1,352
Other assets.......................................................      28,174
                                                                    -----------
TOTAL ASSETS.......................................................  14,026,080
                                                                    -----------

LIABILITIES:
Payable for:
 Investments purchased.............................................     197,121
 Fund shares redeemed..............................................       1,178
Payable to affiliates:
 Administrative service fees for Class I...........................       8,118
 Advisory fees.....................................................      54,372
 Distribution fees for Class A & B.................................       2,994
 Other.............................................................      31,188
Accrued expenses and other liabilities.............................          42
                                                                    -----------
TOTAL LIABILITIES..................................................     295,013
                                                                    -----------
NET ASSETS......................................................... $13,731,067
                                                                    -----------

-------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share, unlimited
shares authorized, 1,334,715 shares outstanding...................  $    13,347
Additional paid in capital........................................   14,458,929
Undistributed net realized gain on securities.....................      400,484
Unrealized depreciation of securities.............................   (1,141,693)
                                                                    -----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING.............................................  $13,731,067
                                                                    -----------


 SEE NOTES TO FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Net asset value and redemption price per Class A
share ($1,769,056 divided by 171,762 shares)............................ $10.30
                                                                         ------
Offering price per Class A share
(100/94.25 of $10.30)*.................................................. $10.93
                                                                         ------
Net asset value and offering price per Class B
share ($3,652,246 divided by 357,659 shares)**.......................... $10.21
                                                                         ------
Net asset value, offering price and redemption
price per Class I share ($7,010,178 divided by
679,507 shares)......................................................... $10.32
                                                                         ------
Net asset value, offering price and redemption
price per Class II share ($1,299,587 divided by
125,787 shares)......................................................... $10.33
                                                                         ------
*  Offering price includes sales charge of 5.75%.
   The sales charge is reduced for purchases
   of $25,000 and over.
** Redemption price per share is equal to net asset value
   less any applicable contingent deferred sales charge.

-------------------------------------------------------------------------------

                                                                45
                        MID CAP GROWTH FUND - CONTINUED

STATEMENT OF OPERATIONS
For the Fiscal Year Ended October 31, 1999

INVESTMENT INCOME:
Dividends......................................................... $    25,427
Interest..........................................................      37,473
                                                                   -----------
 Total investment income..........................................      62,900
                                                                   -----------
EXPENSES:
Advisory fees.....................................................      54,371
Transfer agent fees...............................................      22,972
Custodian fees....................................................       8,898
Distribution fees:
 Class A..........................................................       3,680
 Class B..........................................................      21,310
Administrative service fee, Class I...............................       8,118
Registration and filing fees......................................      54,393
Audit fees and tax services.......................................       4,832
Accounting services...............................................       2,513
Trustees' fees and expenses.......................................       1,132
Report to shareholders............................................         324
Miscellaneous.....................................................       5,253
                                                                   -----------
 Total expenses...................................................     187,796
 Expense reimbursement (see Note 3)...............................     (92,124)
                                                                   -----------
 Net expenses.....................................................      95,672
                                                                   -----------
NET INVESTMENT LOSS...............................................     (32,772)
                                                                   -----------

REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on securities...................................     436,028
Net unrealized depreciation of securities during the period.......  (1,141,693)
                                                                   -----------
  Net realized and unrealized loss on securities during the
  period..........................................................    (705,665)
                                                                   -----------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS.................. $  (738,437)
                                                                   -----------

STATEMENT OF CHANGES IN NET ASSETS
                                              For the         For the Period
                                              Year Ended    October 7, 1998 to
                                           October 31, 1999  October 31, 1998
                                           -----------------------------------
OPERATIONS:
Net investment loss.......................   $   (32,772)         $    -
Net realized gain on securities...........       436,028               -
Net unrealized depreciation of securities
during the period.........................    (1,141,693)              -
                                           -----------------------------------
 Decrease in net assets resulting from
 operations...............................      (738,437)              -
                                           -----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A..................................          (110)              -
 Class B..................................             -               -
 Class I..................................        (1,446)              -
 Class II.................................        (1,216)              -
                                           -----------------------------------
  Total distributions to shareholders from
  net investment income...................        (2,772)              -
                                           -----------------------------------
Net realized gain on securities
 Class A..................................             -               -
 Class B..................................             -               -
 Class I..................................             -               -
 Class II.................................             -               -
                                           -----------------------------------
  Total distributions to shareholders
  from net realized gain on securities....             -               -
                                           -----------------------------------
Decrease in net assets resulting from
distributions to shareholders.............        (2,772)              -
                                           -----------------------------------

SHARE TRANSACTIONS:
Net increase in net assets resulting from
share transactions
 Class A..................................     1,751,127           1,013
 Class B..................................     3,749,213           1,012
 Class I..................................     7,710,034           1,013
 Class II.................................     1,257,852           1,012
                                           -----------------------------------
Total increase in net assets resulting
from share transactions...................    14,468,226           4,050
                                           -----------------------------------
TOTAL INCREASE IN NET ASSETS..............    13,727,017           4,050
NET ASSETS:
 Beginning of year........................         4,050               -
                                           -----------------------------------
 End of period............................   $13,731,067          $4,050
                                           -----------------------------------

--------------------------------------------------------------------------------

 CHANGE IN SHARES                 Class A                                   Class B
 OUTSTANDING       ----------------------------------------- -----------------------------------------
                        For the           For the Period          For the           For the Period
                       Year Ended       October 7, 1998 to       Year Ended       October 7, 1998 to
                    October 31, 1999     October 31, 1998     October 31, 1999     October 31, 1998
                   -------------------  -------------------- -------------------  --------------------
                   Shares     Amount     Shares    Amount    Shares     Amount     Shares    Amount
                   -------------------  -------------------- -------------------  --------------------
 Shares sold.....  174,068  $1,777,169       101  $    1,013 367,134  $3,853,739       101  $    1,012
 Shares issued
 for
 distributions
 reinvested......       10         110         -           -       -           -         -           -
 Shares
 repurchased.....   (2,417)    (26,152)        -           -  (9,576)   (104,526)        -           -
                   -------------------  -------------------- -------------------  --------------------
 Increase in
 shares
 outstanding.....  171,661   1,751,127       101       1,013 357,558   3,749,213       101       1,012
 Shares
 outstanding:
 Beginning of
 period..........      101       1,013         -           -     101       1,012         -           -
                   -------------------  -------------------- -------------------  --------------------
 End of period...  171,762  $1,752,140       101  $    1,013 357,659  $3,750,225       101  $    1,012
                   -------------------  -------------------- -------------------  --------------------
 CHANGE IN SHARES                 Class I                                   Class II
 OUTSTANDING       ----------------------------------------- -----------------------------------------
                        For the           For the Period          For the           For the Period
                       Year Ended       October 7, 1998 to       Year Ended       October 7, 1998 to
                    October 31, 1999     October 31, 1998     October 31, 1999     October 31, 1998
                   -------------------- -------------------- -------------------- --------------------
                   Shares     Amount     Shares    Amount    Shares     Amount     Shares    Amount
                   -------------------- -------------------- -------------------- --------------------
 Shares sold.....  763,324  $8,630,444       101  $    1,013 125,666  $1,257,636       102  $    1,012
 Shares issued
 for
 distributions
 reinvested......      130       1,436         -           -     107       1,216         -           -
 Shares
 repurchased.....  (84,048)   (921,846)        -           -     (88)     (1,000)        -           -
                   -------------------- -------------------- -------------------- --------------------
 Increase in
 shares
 outstanding.....  679,406   7,710,034       101       1,013 125,685   1,257,852       102       1,012
 Shares
 outstanding:
 Beginning of
 period..........      101       1,013         -           -     102       1,012         -           -
                   -------------------- -------------------- -------------------- --------------------
 End of period...  679,507  $7,711,047       101  $    1,013 125,787  $1,258,864       102  $    1,012
                   -------------------- -------------------- -------------------- --------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 46                          SMALL CAP GROWTH FUNDOctober 31, 1999

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            SCHEDULE OF INVESTMENTS
            COMMON STOCK - 88.42%

            ADVERTISING - 1.07%
    1,475 * Catalina Marketing Corp. ..............................   $  138,097
                                                                      ----------
            APPAREL & PRODUCTS - 1.86%
    2,250 * Ann Taylor Stores Corp. ...............................       95,766
    2,375 * Bebe Stores, Inc. .....................................       62,641
    1,750   Talbots, Inc. .........................................       82,359
                                                                      ----------
                                                                         240,766
                                                                      ----------
            APPLIANCES/FURNISHINGS - 0.23%
    1,500 * Furniture Brands International.........................       29,063
                                                                      ----------
            AUTO - REPLACEMENT PARTS - 0.38%
    5,525   Gentek, Inc. ..........................................       48,689
                                                                      ----------
            BANKS - OTHER - 0.30%
    3,100   Sterling Bancshares, Inc. .............................       38,750
                                                                      ----------
            BANKS - REGIONAL - 2.62%
      575   AMCORE Financial, Inc. ................................       13,584
    2,300   Bank United Corp. .....................................       89,699
    1,150   City National Corp. ...................................       44,562
      575   Colonial BancGroup, Inc. ..............................        6,864
    1,500   Commercial Federal Corp. ..............................       29,438
      500 * Hamilton Bancorp, Inc. ................................        7,938
    1,330   Independent Bank Corp. ................................       20,116
    3,700   National Commerce Bancorp. ............................       92,500
      575   Pacific Century Financial Corp. .......................       13,117
      500   Webster Financial Corp. ...............................       14,313
      515   West Coast Bancorp.....................................        7,113
                                                                      ----------
                                                                         339,244
                                                                      ----------
            BEVERAGE -
            BREWERS/DISTRIBUTORS - 0.68%
    2,425 * Mondavi, Robert Corp., Class A.........................       87,603
                                                                      ----------
            BROADCASTING - 2.97%
    1,725 * Entercom Communications Corp. .........................       85,927
    2,300 * Insight Communications Co. ............................       54,338
      575 * Jones Intercable, Inc. ................................       31,408
      500 * Radio Unica Corp. .....................................       14,312
    1,400 * Spanish Broadcasting System, Inc., Class A.............       37,275
    1,900 * Univision Communications, Inc. ........................      161,619
                                                                      ----------
                                                                         384,879
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            CHEMICAL - MAJOR - 0.71%
    5,175   Albemarle Corp. .......................................   $   91,856
                                                                      ----------
            CHEMICAL - MISCELLANEOUS - 2.11%
    4,500   General Chemical Group, Inc. ..........................       11,250
    2,925   Geon, Co. .............................................       76,781
    6,100   Georgia Gulf Corp. ....................................      131,530
    3,900   Olin Corp. ............................................       53,869
                                                                      ----------
                                                                         273,430
                                                                      ----------
            CONSUMER FINANCE - 0.09%
      650 * Creditrust Corp. ......................................       11,578
                                                                      ----------
            COSMETICS/TOILETRIES - 0.10%
      700 * Steiner Leisure, Ltd. .................................       13,257
                                                                      ----------
            DRUGS - 5.04%
    3,000 * Human Genome Sciences, Inc. ...........................      262,125
      450 * IDEC Pharmaceuticals Corp. ............................       52,284
    6,200 * Ligand Pharmaceuticals, Inc., Class B..................       50,763
    1,600 * Millennium Pharmaceuticals, Inc. ......................      112,200
    4,300 * SangStat Medical Corp. ................................       92,987
    1,600 * Triangle Pharmaceuticals, Inc. ........................       26,000
    1,950 * Vertex Pharmaceuticals, Inc. ..........................       55,819
                                                                      ----------
                                                                         652,178
                                                                      ----------
            ELECTRICAL EQUIPMENT - 0.73%
    1,025 * Electro Scientific Industries, Inc. ...................       55,350
    1,275 * Intertan, Inc. ........................................       28,687
      400 * Plexus Corp. ..........................................       10,600
                                                                      ----------
                                                                          94,637
                                                                      ----------
            ELECTRONIC INSTRUMENTS - 0.70%
    5,400 * 3DO Co. ...............................................       40,500
    3,200 * LTX Corp. .............................................       50,600
                                                                      ----------
                                                                          91,100
                                                                      ----------
            ENTERTAINMENT - 1.28%
    1,375 * Aztar Corp. ...........................................       13,320
    4,700 * Cinar Corp. ...........................................       81,663
    1,850 * Pixar, Inc. ...........................................       70,415
                                                                      ----------
                                                                         165,398
                                                                      ----------
            FINANCE COMPANIES - 0.57%
    3,450 * Financial Federal Corp. ...............................       74,175
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            FINANCIAL SERVICES - 1.14%
    1,200 * Blackrock, Inc. .......................................   $   18,300
    2,300 * Gabelli Asset Management, Inc. ........................       34,356
    2,425   Heller Financial, Inc. ................................       57,594
      900 * Sun Bancorp, Inc. .....................................        9,281
    1,600 * Wit Capital Group, Inc. ...............................       28,100
                                                                      ----------
                                                                         147,631
                                                                      ----------
            FOODS - 0.59%
      575 * American Italian Pasta Co., Class A....................       14,447
    1,950 * Keebler Foods Co. .....................................       62,277
                                                                      ----------
                                                                          76,724
                                                                      ----------
            FOOTWEAR - 0.97%
    1,025 * Cole, K. Productions, Inc., Class A....................       40,103
    5,175 * Steven Madden, Ltd. ...................................       63,394
    1,950 * Vans, Inc. ............................................       21,938
                                                                      ----------
                                                                         125,435
                                                                      ----------
            HEALTHCARE - 1.29%
      900 * Careinsite, Inc. ......................................       39,375
    3,400 * Medquist, Inc. ........................................      108,800
      575 * Ocular Sciences, Inc. .................................       10,565
    1,025 * Respironics, Inc. .....................................        8,648
                                                                      ----------
                                                                         167,388
                                                                      ----------
            HOSPITAL SUPPLIES - 0.31%
      450 * CONMED Corp. ..........................................       11,222
    1,850 * Summit Technology, Inc. ...............................       28,790
                                                                      ----------
                                                                          40,012
                                                                      ----------
            HOUSEHOLD PRODUCTS - 1.04%
    2,062 * Cost Plus, Inc. .......................................       75,263
    1,500 * Linens 'N Things, Inc. ................................       59,625
                                                                      ----------
                                                                         134,888
                                                                      ----------
            INFORMATION PROCESSING - 1.38%
      350 * Go2Net, Inc. ..........................................       24,631
    2,625 * National Information Consortium, Inc. .................       85,968
      800 * Safeguard Scientifics, Inc. ...........................       67,300
                                                                      ----------
                                                                         177,899
                                                                      ----------

-------------------------------------------------------------------------------

 October 31, 1999      SMALL CAP GROWTH FUND - CONTINUED        47

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            INFORMATION PROCESSING -
            BUSINESS SOFTWARE - 8.03%
    3,775 * 24/7 Media, Inc., .....................................   $  163,032
    1,900 * Actuate Software Corp. ................................       64,600
      450 * Art Technology Group, Inc. ............................       24,300
    6,100 * Aspen Technology, Inc. ................................       77,774
      100 * E.piphany, Inc. .......................................        8,600
    1,900 * Exchange Applications, Inc. ...........................       51,775
      625 * F5 Networks, Inc. .....................................       86,719
    2,600 * Microstrategy, Inc. ...................................      251,225
      800 * Mission Critical Software, Inc. .......................       47,100
    2,300 * Multex.com, Inc. ......................................       36,944
    3,000 * Net Perceptions, Inc. .................................       48,000
    1,975 * NFront, Inc. ..........................................       27,403
    3,200 * Private Business, Inc. ................................        6,800
      100 * Quest Software, Inc. ..................................        7,375
    2,825 * Saleslogix Corp. ......................................       88,987
      800 * Webtrend Corp. ........................................       49,400
                                                                      ----------
                                                                       1,040,034
                                                                      ----------
            INFORMATION PROCESSING -
            COMPUTER HARDWARE SYSTEMS - 2.98%
    2,175   Creative Technology, Ltd. .............................       26,100
    1,550 * E-Tek Dynamics, Inc. ..................................      103,269
      325 * Foundry Networks, Inc. ................................       61,587
      300 * JNI Corp. .............................................       16,031
    1,725 * MIPS Technologies, Inc., Class A.......................       49,809
    4,400 * Radiant Systems, Inc. .................................       69,300
    1,350 * Silicon Image, Inc. ...................................       59,653
                                                                      ----------
                                                                         385,749
                                                                      ----------
            INFORMATION PROCESSING -
            COMPUTER SERVICES - 1.79%
      225 * Alteon Websystems, Inc. ...............................       16,143
      225 * Breakaway Solutions, Inc. .............................       11,967
      800 * Checkfree Holdings Corp. ..............................       29,900
      150 * Interwoven, Inc. ......................................       11,756
      100 * Keynote Systems, Inc. .................................        4,538
    1,325 * Media Metrix, Inc. ....................................       62,109
      650 * Netzero, Inc. .........................................       13,366
    1,000 * PC-Tel, Inc. ..........................................       30,000
      425 * Predictive Systems, Inc. ..............................       18,488
      450 * Verticalnet, Inc. .....................................       25,200
    1,275 * Webstakes.com, Inc. ...................................        8,367
                                                                      ----------
                                                                         231,834
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            INFORMATION PROCESSING -
            CONSUMER SOFTWARE - 3.22%
    3,000 * AppNet Systems, Inc. ..................................   $  130,688
    3,375 * Caprock Communications Corp. ..........................       97,244
    2,775 * Liberate Technologies, Inc. ...........................      189,047
                                                                      ----------
                                                                         416,979
                                                                      ----------
            INFORMATION PROCESSING -
            DATA SERVICES - 1.36%
    1,450 * CBT Group, Plc. - ADR..................................       29,906
    2,400 * In Focus Systems, Inc. ................................       47,551
    1,700 * Mapics, Inc. ..........................................       14,450
    1,150   National Computer Systems, Inc. .......................       43,483
    1,450 * Pinnacle Systems, Inc. ................................       40,238
                                                                      ----------
                                                                         175,628
                                                                      ----------
            INFORMATION PROCESSING -
            NETWORKING - 3.10%
      375 * Akamai Technologies, Inc. .............................       54,445
    7,250 * Concentric Network Corp. ..............................      185,781
      575 * Net2phone, Inc. .......................................       31,194
    3,500 * Verio, Inc. ...........................................      130,594
                                                                      ----------
                                                                         402,014
                                                                      ----------
            INSURANCE - CASUALTY - 0.42%
    1,500   Renaissancere Holdings, Ltd. ..........................       54,656
                                                                      ----------
            INSURANCE - MISCELLANEOUS - 0.18%
    2,750   Fremont General Corp. .................................       23,719
                                                                      ----------
            LEISURE TIME - 3.65%
    4,025 * Action Performance Co., Inc. ..........................       81,884
    1,425 * American Classic Voyages Co. ..........................       35,625
    2,175 * Anchor Gaming..........................................      132,675
      675 * Etoys, Inc. ...........................................       40,331
    4,925 * Premier Parks, Inc. ...................................      142,516
    1,800 * Vail Resorts, Inc. ....................................       40,050
                                                                      ----------
                                                                         473,081
                                                                      ----------
            LODGING - 0.46%
      800 * MGM Grand, Inc. .......................................       40,800
      900 * Sun International Hotels, Ltd. ........................       18,225
                                                                      ----------
                                                                          59,025
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            MACHINE TOOLS - 0.41%
      350 * Gilead Sciences, Inc. .................................   $   22,116
    1,850   Milacron, Inc. ........................................       30,409
                                                                      ----------
                                                                          52,525
                                                                      ----------
            MACHINERY - AGRICULTURE - 0.78%
    1,950   AGCO Corp., ...........................................       20,962
    5,275   New Holland N.V. ......................................       80,114
                                                                      ----------
                                                                         101,076
                                                                      ----------
            MACHINERY - INDUSTRIAL/SPECIALTY - 1.11%
    1,725 * Asyst Technologies, Inc. ..............................       66,843
    4,600 * GaSonics International Corp. ..........................       77,050
                                                                      ----------
                                                                         143,893
                                                                      ----------
            MEDICAL TECHNOLOGY - 2.67%
    1,150 * Affymetrix, Inc. ......................................      101,344
    3,850 * Allscripts, Inc. ......................................       60,155
    1,975 * Cyberonics, Inc. ......................................       27,774
    3,300 * IDEXX Laboratories, Inc. ..............................       49,913
    1,650 * Osteotech, Inc. .......................................       21,553
    3,800 * US Bioscience, Inc. ...................................       61,275
    1,700 * Vical, Inc. ...........................................       24,225
                                                                      ----------
                                                                         346,239
                                                                      ----------
            MERCHANDISE - SPECIALTY - 0.79%
      800 * Bush Boake Allen, Inc. ................................       18,700
    3,225 * Finish Line, Inc. .....................................       22,273
    1,950 * Hibbett Sporting Goods, Inc. ..........................       31,078
    3,100 * MSC Industrial Direct Co. .............................       29,644
                                                                      ----------
                                                                         101,695
                                                                      ----------
            METALS - MISCELLANEOUS - 0.36%
    1,600 * Kennametal, Inc. ......................................       46,000
                                                                      ----------
            METALS - STEEL - 0.37%
    1,500 * Mueller Industries, Inc. ..............................       47,906
                                                                      ----------
            MISCELLANEOUS - 1.79%
      575   Central Parking Corp. .................................       15,417
      565 * Internet Capital Group, Inc. ..........................       65,752
    3,025 * Polycom, Inc. .........................................      151,250
                                                                      ----------
                                                                         232,419
                                                                      ----------
            OIL - SERVICE - PRODUCTS - 0.58%
    1,950 * Cooper Cameron Corp. ..................................       75,441
                                                                      ----------

--------------------------------------------------------------------------------

 48                                               October 31, 1999
                       SMALL CAP GROWTH FUND - CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            OIL - SERVICES - 1.03%
    2,400   Devon Energy Corp. ....................................   $   93,300
    1,175 * Smith International, Inc. .............................       40,611
                                                                      ----------
                                                                         133,911
                                                                      ----------
            OIL/GAS PRODUCERS - 0.26%
    1,425 * Spinnaker Exploration Co. .............................       21,019
      700   Valero Energy Corp. ...................................       12,863
                                                                      ----------
                                                                          33,882
                                                                      ----------
            PAPER/FOREST PRODUCTS - 0.36%
    3,200   Universal Forest Products, Inc. .......................       46,400
                                                                      ----------
            PHOTOGRAPHY - 0.26%
    1,600 * Photronics, Inc. ......................................       33,500
                                                                      ----------
            PUBLISHING/PRINTING - 0.46%
    1,275 * Scholastic Corp. ......................................       59,288
                                                                      ----------
            REAL ESTATE INVESTMENT TRUSTS - 0.62%
    2,650   Allied Capital Corp. ..................................       53,166
    1,950   Indymac Mortgage Holdings, Inc. .......................       27,178
                                                                      ----------
                                                                          80,344
                                                                      ----------
            RESTAURANTS - 1.10%
    3,800 * Papa Johns International, Inc. ........................      142,025
                                                                      ----------
            SCHOOLS - 0.98%
    6,025 * DeVry, Inc. ...........................................      126,902
                                                                      ----------
            SEMICONDUCTOR EQUIPMENT - 5.27%
    5,700 * ATMI, Inc. ............................................      153,544
    1,950 * Brooks Automation, Inc. ...............................       37,050
      900 * Cognex Corp. ..........................................       26,944
    3,225 * Galileo Technology, Ltd. ..............................       73,771
      500 * HI/FN, Inc. ...........................................       18,156
    2,000 * Intevac, Inc. .........................................        8,000
    2,350 * LAM Research Corp. ....................................      198,428
      950 * Microchip Technology, Inc. ............................       63,294
    4,950 * MKS Instruments, Inc. .................................      103,950
                                                                      ----------
                                                                         683,137
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            SEMICONDUCTORS - 4.97%
    1,300 * Applied Micro Circuits Corp. ..........................   $  101,156
    2,875 * Cymer, Inc. ...........................................      106,195
    7,350 * Cypress Semiconductor Corp. ...........................      187,884
    1,500 * Exar Corp. ............................................       54,188
    3,355 * Fairchild Semiconductor Corp. .........................       84,714
    4,100 * Integrated Device Technology, Inc. ....................       84,306
    1,600 * PLX Technology, Inc. ..................................       25,600
                                                                      ----------
                                                                         644,043
                                                                      ----------
            TELECOMMUNICATIONS - 9.54%
    3,750 * Advanced Fibre Communications, Inc. ...................       82,031
    3,100 * Allegiance Telecom, Inc. ..............................      213,900
    5,225 * American Mobile Satellite Corp. .......................       58,128
      975 * Covad Communications Group, Inc. ......................       46,800
      400 * Diamond Tech Partners, Inc. ...........................       25,850
    1,725 * Dycom Industries, Inc. ................................       56,170
      475 * Illuinet Holdings, Inc. ...............................       21,850
    2,500 * L-3 Communications Holdings, Inc. .....................      105,469
    1,500 * NEXTLINK Communications, Inc. .........................       89,720
    2,150 * Pacific Gateway Exchange, Inc. ........................       48,913
    5,725 * Splitrock Services, Inc. ..............................      125,234
    1,250 * Sycamore Networks, Inc. ...............................      268,749
    2,075 * Talk.com, Inc. ........................................       33,070
    1,025 * Versatel Telecom International NV - ADR................       12,941
      975 * Williams Communications Group, Inc. ...................       31,078
      400 * WinStar Communications, Inc. ..........................       15,525
                                                                      ----------
                                                                       1,235,428
                                                                      ----------
            TEXTILE - PRODUCTS - 0.88%
    7,600   Wellman, Inc. .........................................      114,475
                                                                      ----------
            UTILITIES - GAS, DISTRIBUTION - 0.31%
    3,000 * National-Oilwell, Inc. ................................       40,688
                                                                      ----------
            WATER SERVICES - 0.17%
    1,600 * Azurix Corp. ..........................................       22,500
                                                                      ----------
            TOTAL COMMON STOCK
            (Cost $9,322,546)......................................   11,451,113
                                                                      ----------
            PREFERRED STOCK - 0.13%
            OIL/GAS PRODUCERS - 0.13%
    1,300   Tesoro Petroleum Corp. ................................       16,413
                                                                      ----------
            TOTAL PREFERRED STOCK
            (Cost $20,242).........................................       16,413
                                                                      ----------

                                                                      MARKET
 PAR VALUE                                                             VALUE

-------------------------------------------------------------------------------
            CORPORATE SHORT TERM -
            REPURCHASE AGREEMENT - 13.84%

            BANKS - OTHER - 13.84%

 $1,793,000 State Street Bank Repurchase Agreement, 5.15% dated
            10/31/99, to be repurchased at $1,793,770 on
            11/01/99, collateralized by U.S. Treasury Note,
            5.38%, 07/31/00 with a par value of $1,810,000
            (Cost $1,793,000)....................................   $ 1,793,000
                                                                    -----------
            TOTAL CORPORATE SHORT TERM -
            REPURCHASE AGREEMENT
            (Cost $1,793,000)....................................     1,793,000
                                                                    -----------
            TOTAL INVESTMENTS
            (Cost $11,135,788) - 102.39%.........................   $13,260,526
                                                                    -----------
            *Non-income producing

--------------------------------------------------------------------------------

 October 31, 1999      SMALL CAP GROWTH FUND - CONTINUED        49



-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $11,135,788).........................  $13,260,526
Receivables for:
 Investments sold.................................................       90,771
 Fund shares sold.................................................       61,291
 Dividends and interest...........................................        2,632
Other assets......................................................       37,617
                                                                    -----------
TOTAL ASSETS......................................................   13,452,837
                                                                    -----------

LIABILITIES:
Payable for:
 Investments purchased............................................      381,294
 Fund shares redeemed.............................................        5,678
Payable to affiliates:
 Administrative service fees for Class I..........................        4,305
 Advisory fees....................................................       62,829
 Distribution fees for Class A & B................................        3,446
 Other............................................................       43,822
Accrued expenses and other liabilities............................          200
                                                                    -----------
TOTAL LIABILITIES.................................................      501,574
                                                                    -----------
NET ASSETS........................................................  $12,951,263
                                                                    -----------

-------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share, unlimited
shares authorized, 916,478 shares outstanding.....................  $     9,165
Additional paid in capital........................................   10,269,578
Undistributed net realized gain on securities.....................      547,782
Unrealized appreciation of securities.............................    2,124,738
                                                                    -----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING.............................................  $12,951,263
                                                                    -----------

SEE NOTES TO FINANCIAL STATEMENTS.



-------------------------------------------------------------------------------

COMPUTATION OF NET ASSET VALUE
AND OFFERING PRICE:
Net asset value and redemption price per Class A
share ($2,423,974 divided by 171,014 shares)......................  $     14.17
                                                                    -----------
Offering price per Class A share
(100/94.25 of $14.17)*............................................  $     15.03
                                                                    -----------
Net asset value and offering price per Class B
share ($5,170,136 divided by 368,206 shares)**....................  $     14.04
                                                                    -----------
Net asset value, offering price and redemption
price per Class I share ($3,626,347 divided by
255,597 shares)...................................................  $     14.19
                                                                    -----------
Net asset value, offering price and redemption
price per Class II share ($1,730,806 divided by
121,661 shares)...................................................  $     14.23
                                                                    -----------
*  Offering price includes sales charge of 5.75%.
   The sales charge is reduced for purchases
   of $25,000 and over.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

--------------------------------------------------------------------------------

 50                    SMALL CAP GROWTH FUND - CONTINUED
STATEMENT OF OPERATIONS
For the Fiscal Year Ended October 31, 1999

INVESTMENT INCOME:
Dividends........................................................... $   22,380
Interest............................................................     29,856
                                                                     ----------
 Total investment income............................................     52,236
                                                                     ----------
EXPENSES:
Advisory fees.......................................................     62,829
Transfer agent fees.................................................     19,233
Custodian fees......................................................      9,142
Distribution fees:
 Class A............................................................      4,060
 Class B............................................................     22,970
Administrative service fee, Class I.................................      4,305
Registration and filing fees........................................     54,351
Audit fees and tax services.........................................      4,360
Accounting services.................................................      2,222
Trustees' fees and expenses.........................................      1,115
Report to shareholders..............................................        337
Miscellaneous.......................................................      3,753
                                                                     ----------
 Total expenses.....................................................    188,677
 Expense reimbursement (see Note 3).................................    (73,594)
                                                                     ----------
 Net expenses.......................................................    115,083
                                                                     ----------
NET INVESTMENT LOSS.................................................    (62,847)
                                                                     ----------
REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on securities.....................................    610,629
Net unrealized appreciation of securities during the period.........  2,124,738
                                                                     ----------
  Net realized and unrealized gain on securities during the period..  2,735,367
                                                                     ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................... $2,672,520
                                                                     ----------

STATEMENT OF CHANGES IN NET ASSETS

                                               For the        For the Period
                                             Year Ended     October 7, 1998 to
                                           October 31, 1999  October 31, 1998
                                           -----------------------------------
OPERATIONS:
Net investment loss.......................   $   (62,847)         $    -
Net realized gain on securities...........       610,629               -
Net unrealized appreciation of securities
during the period.........................     2,124,738               -
                                           -----------------------------------
 Increase in net assets resulting from
 operations...............................     2,672,520               -
                                           -----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A..................................             -               -
 Class B..................................             -               -
 Class I..................................             -               -
 Class II.................................             -               -
                                           -----------------------------------
  Total distributions to shareholders from
  net investment income...................             -               -
                                           -----------------------------------
Net realized gain on securities
 Class A..................................             -               -
 Class B..................................             -               -
 Class I..................................             -               -
 Class II.................................             -               -
                                           -----------------------------------
  Total distributions to shareholders
  from net realized gain on securities....             -               -
                                           -----------------------------------
Decrease in net assets resulting from
distributions to shareholders.............             -               -
                                           -----------------------------------
SHARE TRANSACTIONS:
Net increase in net assets resulting from
share transactions
 Class A..................................     1,824,408             975
 Class B..................................     4,276,237             975
 Class I..................................     2,968,170             975
 Class II.................................     1,206,028             975
                                           -----------------------------------
Total increase in net assets resulting
from share transactions...................    10,274,843           3,900
                                           -----------------------------------
TOTAL INCREASE IN NET ASSETS..............    12,947,363           3,900
NET ASSETS:
 Beginning of year........................         3,900               -
                                           -----------------------------------
 End of period ...........................   $12,951,263          $3,900
                                           -----------------------------------

--------------------------------------------------------------------------------

 CHANGE IN SHARES                 Class A                                    Class B
 OUTSTANDING       -----------------------------------------  ----------------------------------------
                        For the           For the Period           For the          For the Period
                       Year Ended       October 7, 1998 to        Year Ended      October 7, 1998 to
                    October 31, 1999     October 31, 1998      October 31, 1999    October 31, 1998
                   -------------------  --------------------  ------------------  --------------------
                   Shares     Amount     Shares     Amount    Shares    Amount     Shares     Amount
                   -------------------  --------------------  ------------------  --------------------
 Shares sold.....  182,574  $1,966,779         98   $  975    374,780 $4,362,168         98   $  975
 Shares issued
 for
 distributions
 reinvested......        -           -          -        -          -                     -        -
 Shares
 repurchased.....  (11,658)   (142,371)         -        -    (6,672)    (85,931)         -        -
                   -------------------  --------------------  ------------------  --------------------
 Increase in
 shares
 outstanding.....  170,916   1,824,408         98      975    368,108  4,276,237         98      975
 Shares
 outstanding:
 Beginning of
 period..........       98         975          -        -         98        975          -        -
                   -------------------  --------------------  ------------------  --------------------
 End of period...  171,014  $1,825,383         98   $  975    368,206 $4,277,212         98   $  975
                   -------------------  --------------------  ------------------  --------------------
 CHANGE IN SHARES                 Class I                                    Class II
 OUTSTANDING       ------------------------------------------ ------------------------------------------
                        For the           For the Period           For the           For the Period
                       Year Ended       October 7, 1998 to        Year Ended       October 7, 1998 to
                    October 31, 1999     October 31, 1998      October 31, 1999     October 31, 1998
                   -------------------- --------------------- -------------------- ---------------------
                   Shares     Amount     Shares     Amount    Shares     Amount     Shares     Amount
                   -------------------- --------------------- -------------------- ---------------------
 Shares sold.....  262,445  $3,058,138         97   $  975    124,903  $1,249,025          97 $  975
 Shares issued
 for
 distributions
 reinvested......        -           -          -        -          -            -          -      -
 Shares
 repurchased.....   (6,945)    (89,968)         -        -     (3,339)     (42,997)         -      -
                   -------------------- --------------------- -------------------- ---------------------
  Increase in
  shares
  outstanding....  255,500   2,968,170         97      975    121,564    1,206,028         97    975
 Shares
 outstanding:
  Beginning of
  period.........       97         975          -        -         97          975          -      -
                   -------------------- --------------------- -------------------- ---------------------
  End of period..  255,597  $2,969,145         97   $  975    121,661   $1,207,003         97 $  975
                   -------------------- --------------------- -------------------- ---------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 October 31, 1999           INTERNATIONAL VALUE FUND            51

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            SCHEDULE OF INVESTMENTS
            COMMON STOCK - 91.57%

            APPAREL & PRODUCTS - 0.41%
      800   Societe BIC, S.A. .....................................   $   39,236
                                                                      ----------

            AUTO - CARS - 2.90%
      400   Daimlerchrysler AG.....................................       31,221
    3,240   Fiat SpA, Private......................................       49,928
    2,000 * Hyundai Motor Co. Ltd. ................................       17,591
    9,000   Nissan Motor Co. ......................................       53,994
      325   Peugeot, S.A. .........................................       62,560
    4,000   Suzuki Motor Corp. ....................................       60,818
                                                                      ----------
                                                                         276,112
                                                                      ----------
            BANKS - OTHER - 4.77%
    2,000   ABN Amro Holdings NV...................................       48,496
    8,088   Australia & New Zealand Banking
            Group, Ltd. ...........................................       53,400
    2,800   Bank of Nova Scotia....................................       63,745
      310   Banque Nationale De Paris..............................       27,302
    2,250   Foreningssparbanken AB.................................       35,854
    2,800   Lloyds TSB Group, Plc. ................................       38,729
    2,721   Standard Charter, Plc. ................................       38,107
    8,000   The Sakura Bank, Ltd. .................................       68,806
       73   UBS AG.................................................       21,286
    9,258   Westpac Banking Corp. .................................       59,432
                                                                      ----------
                                                                         455,157
                                                                      ----------
            BANKS - REGIONAL - 0.42%
    1,300   Barclays, Plc. ........................................       39,918
                                                                      ----------
            BEVERAGE -
            BREWERS/DISTRIBUTORS - 1.69%
    2,000   Asahi Breweries........................................       28,470
    1,000   CIA Cervejaria Brahma - SP - ADR.......................       12,500
      600   Heineken NV............................................       30,687
      900   Heineken, Holding NV, Class A..........................       32,750
    3,920   South African Breweries, Ltd. .........................       34,331
    2,500   South African Breweries, Plc. .........................       22,142
                                                                      ----------
                                                                         160,880
                                                                      ----------
            BEVERAGE - SOFT DRINKS - 0.21%
    6,422   Coca-Cola Amatil, Ltd. ................................       19,831
                                                                      ----------
            BROADCASTING - 0.60%
      760   Canal Plus.............................................       52,905
      600   News Corp, Ltd. .......................................        4,341
                                                                      ----------
                                                                          57,246
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            BUILDING MATERIALS - 2.39%
    2,617 * Cemex SA - ADR.........................................   $   58,877
      330   Compagnie De Saint - Gobain............................       57,431
    3,300   CRH, Plc. .............................................       62,478
       40   Holdrbank Finan Glarus, Class B........................       49,362
                                                                      ----------
                                                                         228,148
                                                                      ----------
            CHEMICAL - MAJOR - 0.56%
    2,500   BOC Group, Plc. .......................................       53,657
                                                                      ----------
            CHEMICAL - MISCELLANEOUS - 0.02%
      105   Celanese AG............................................        1,644
                                                                      ----------
            CONGLOMERATES - 2.98%
    6,683   Broken Hill Proprietary Co. ...........................       69,102
    1,000   Broken Hill Proprietary Co. - ADR......................       21,125
    5,000   Hutchison Whampoa......................................       50,196
    1,255   Preussag AG............................................       68,171
   52,000   Singapore Technology Engineering, Ltd. ................       75,453
                                                                      ----------
                                                                         284,047
                                                                      ----------
            CONSUMER FINANCE - 0.33%
      600   Nichiei Co., Ltd.......................................       31,100
                                                                      ----------
            COSMETICS/TOILETRIES - 0.32%
    1,000   Kao Corp. .............................................       30,524
                                                                      ----------
            DRUGS - 5.58%
    2,500   Astrazeneca, Plc. .....................................      112,785
      200   Astrazeneca, Plc. - ADR................................        9,150
    2,320   Astrazeneca, Plc. - (SEK)..............................      104,842
    1,815   DSM NV.................................................       68,917
       46   Novartis AG............................................       68,955
        2   Roche Holdings AG......................................       24,063
    3,000   Sankyo Co..............................................       85,526
    1,000   Takeda Chemical Industries.............................       57,497
                                                                      ----------
                                                                         531,735
                                                                      ----------
            ELECTRIC PRODUCTS -
            MISCELLANEOUS - 3.31%
    2,400   ASM Lithography Holdings, N.V. ........................      169,856
    1,060   Siemens AG.............................................       95,424
    8,000   Toshiba Corp. .........................................       50,376
                                                                      ----------
                                                                         315,656
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
           ELECTRICAL EQUIPMENT - 8.94%
      700  Hirose Electric Co., Ltd. ..............................   $  122,222
    1,300  Hon Hai Precision - GDR.................................       21,294
   15,000  Johnson Electric Holdings, Ltd. ........................       81,086
      700  Mabuchi Motor Co. Ltd ..................................      103,477
    1,000  Murata Manufacturing Co., Ltd. .........................      128,627
    8,000  NEC Corp. ..............................................      162,031
    1,500  Sony Corp. .............................................      234,120
                                                                      ----------
                                                                         852,857
                                                                      ----------
           ELECTRONIC INSTRUMENTS - 2.86%
    1,100  Advantest Corp. ........................................      165,774
      400  Keyence Corp. ..........................................      107,317
                                                                      ----------
                                                                         273,091
                                                                      ----------
           ENTERTAINMENT - 0.83%
      500  Nintendo Co., Ltd. .....................................       79,431
                                                                      ----------
           FINANCE COMPANIES - 1.32%
    5,300  3I Group................................................       66,378
      132  Aiful Corp. ............................................       20,527
    3,400  Lend Lease Corp., Ltd. .................................       39,139
                                                                      ----------
                                                                         126,044
                                                                      ----------
           FINANCIAL SERVICES - 1.51%
      140  CIT Group, Inc. ........................................        3,342
      300  Compagnie Financiere de Paribas.........................       31,326
      666  Deutsche Bank AG........................................       47,908
      100  Shohkoh Fund & Co., Ltd. ...............................       61,242
                                                                      ----------
                                                                         143,818
                                                                      ----------
           FOODS - 2.27%
    8,900  Cadbury Schweppes, Plc. ................................       58,111
      300  Groupe Danone Frf10.....................................       76,733
       25  Nestle, S.A. ...........................................       48,323
      207  Tesco, Plc. ............................................          615
    3,500  Unilever, Plc. .........................................       32,495
                                                                      ----------
                                                                         216,277
                                                                      ----------
           HEAVY DUTY TRUCKS/PARTS - 0.76%
    4,100  Bombardier, Inc. .......................................       72,164
                                                                      ----------
           HOSPITAL SUPPLIES - 0.70%
    1,500  Sanofi-Synthelabo SA....................................       66,370
                                                                      ----------
           INFORMATION PROCESSING -
           COMPUTER HARDWARE SYSTEMS - 2.07%
    7,046  Asustek Computer, Inc. - GDR............................       99,348
    1,000  TDK Corp. ..............................................       98,006
                                                                      ----------
                                                                         197,354
                                                                      ----------

--------------------------------------------------------------------------------

 52                                               October 31, 1999
                      INTERNATIONAL VALUE FUND - CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            INFORMATION PROCESSING -
            NETWORKING - 0.20%
    1,000   New Bridge Networks Corp. .............................   $   19,435
                                                                      ----------
            INSURANCE - CASUALTY - 0.63%
    9,000   Mitsui Marine & Fire...................................       59,695
                                                                      ----------
            INSURANCE - LIFE - 0.34%
    2,000 * Clarica Life Insurance Co. ............................       32,483
                                                                      ----------
            INSURANCE - MISCELLANEOUS - 0.65%
       30   Schweizerische Rueckversicherungs......................       62,326
                                                                      ----------
            INSURANCE - MULTILINE - 2.91%
    1,759   AEGON, N.V. ...........................................      162,833
    2,100   Assicurazioni Generali.................................       67,557
    6,972   Royal & Sun Alliance Insurance Group...................       47,530
                                                                      ----------
                                                                         277,920
                                                                      ----------
            LEISURE TIME - 0.22%
    2,600   EMI Group, Plc. .......................................       20,461
                                                                      ----------
            LODGING - 0.21%
       90   Accor, S.A. ...........................................       20,313
                                                                      ----------
            MACHINE TOOLS - 1.03%
    3,000   THK Co., Ltd. .........................................       98,197
                                                                      ----------
            MACHINERY - INDUSTRIAL/SPECIALTY - 4.59%
   18,900   Invensys, Plc. ........................................       93,099
    1,900   Mannesmann AG..........................................      299,602
    6,700   TI Group, Plc. ........................................       45,400
                                                                      ----------
                                                                         438,101
                                                                      ----------
            MEDICAL TECHNOLOGY - 0.56%
    1,400   Degussa AG.............................................       53,602
                                                                      ----------
            MERCHANDISING - DEPARTMENT - 0.30%
    6,000   Mycal Corp. ...........................................       28,451
                                                                      ----------
            MERCHANDISING - MASS - 0.83%
    2,200 * Cifra SA - ADR.........................................       33,275
    9,100   Coles Myer, Ltd. ......................................       45,285
                                                                      ----------
                                                                          78,560
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
           METALS - ALUMINUM - 0.82%
    1,400  Pechiney, S.A., Class A.................................   $   78,558
                                                                      ----------
           METALS - STEEL - 0.56%
    1,600  Pohang Iron & Steel Co., Ltd. - ADR.....................       53,400
                                                                      ----------
           MISCELLANEOUS - 1.87%
    1,500  De Beers Cons Mines - ADR...............................       40,594
    1,617  Dixons Group, Plc. .....................................       28,696
    2,500  Metallgesellschaft AG...................................       52,078
       28  Societe Generale de Surveillance
           Holding, S.A. ..........................................       30,559
      200  Sony Music Entertainment (Japan), Inc. .................       26,090
                                                                      ----------
                                                                         178,017
                                                                      ----------
           OIL - INTEGRATED INTERNATIONAL - 1.56%
   11,000  Eni, SpA................................................       64,509
      850  Norsk Hydro ASA.........................................       33,935
    6,600  Shell Transport & Trading Co. ..........................       50,639
                                                                      ----------
                                                                         149,083
                                                                      ----------
           OIL/GAS PRODUCERS - 0.60%
    1,300  Enterprise Oil, Plc. ...................................        9,237
      270  Total Fina, S.A. .......................................       36,595
    1,900  Woodside Petroleum, Ltd. ...............................       11,455
                                                                      ----------
                                                                          57,287
                                                                      ----------
           PAPER/FOREST PRODUCTS - 0.93%
    2,800  UPM-Kymmene Oyj.........................................       88,599
                                                                      ----------
           PHOTOGRAPHY - 1.25%
    5,000  Nikon Corp. ............................................      119,028
                                                                      ----------
           PUBLISHING - NEWS - 2.62%
      850  News Corp., Ltd. - ADR..................................       25,181
    7,400  Reuters Group, Plc. ....................................       68,460
    3,000  Singapore Press Holdings, Ltd. .........................       51,477
    3,600  Thomson Corp. ..........................................      105,077
                                                                      ----------
                                                                         250,195
                                                                      ----------
           REAL ESTATE INVESTMENT TRUSTS - 0.42%
    5,000  Sun Hung Kai Properties.................................       40,382
                                                                      ----------
           SEMICONDUCTOR EQUIPMENT - 1.74%
    2,000  Tokyo Electron, Ltd. ...................................      166,255
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            SEMICONDUCTORS - 3.14%
    1,000   Fujitsu, Ltd. .........................................   $   30,141
    1,640   STMicroelectronics, N.V. ..............................      144,437
    3,621 * Taiwan Semiconductor - ADR.............................      125,377
                                                                      ----------
                                                                         299,955
                                                                      ----------
            TELECOMMUNICATIONS - 9.01%
    5,100   Colt TelecomGroup......................................      152,828
      800   Eircom, Plc. ..........................................        3,341
      100   Ericsson LMTEL Co. - ADR, Series B.....................        4,275
    1,000   Ericsson LMTEL Co., Series B...........................       41,602
    2,400   Nokia Oyj..............................................      275,442
       10   NTT Mobile Communications..............................      265,892
    2,500   Orange, Plc. ..........................................       62,252
    2,300   Teleglobe..............................................       53,925
                                                                      ----------
                                                                         859,557
                                                                      ----------
            TOBACCO - 0.66%
       33   CIE Financ Richemont - UTS, Class A....................       63,179
                                                                      ----------
            UTILITIES - COMMUNICATION - 6.17%
    1,900   Deutsche Telekom AG....................................       87,576
        4   NTT Corp. .............................................       61,434
      262   Swisscom AG............................................       80,012
    5,000   TIM, Spa...............................................       31,326
    1,800   Telecom Italia, SpA....................................       15,587
   17,000   Telecom Italia, SpA - Risp.............................       83,737
    5,086   Telefonica, S.A. ......................................       83,900
    1,700   Telefonos De Mexico - ADR..............................      145,350
                                                                      ----------
                                                                         588,922
                                                                      ----------
            TOTAL COMMON STOCK
            (Cost $6,571,638)......................................    8,734,258
                                                                      ----------

--------------------------------------------------------------------------------

 October 31, 1999     INTERNATIONAL VALUE FUND - CONTINUED      53

    PAR                                                                MARKET
  VALUE                                                                VALUE

-------------------------------------------------------------------------------
          CORPORATE SHORT TERM -
          REPURCHASE AGREEMENT - 9.46%
          BANKS - OTHER - 9.46%
 $902,000 State Street Bank Repurchase Agreement, 5.15%, dated
          10/31/99, to be repurchased at $902,387 on 11/01/99,
          collateralized by U.S. Treasury Note, 5.38%, 7/31/00,
          with a par value of $910,000 (Cost $902,000)............   $  902,000
                                                                     ----------
          TOTAL CORPORATE SHORT TERM - REPURCHASE AGREEMENT
          (Cost $902,000).........................................      902,000
                                                                     ----------
          TOTAL INVESTMENT
          (Cost $7,473,638) - 101.03%.............................   $9,636,258
                                                                     ----------
          *Non-income producing

SEE NOTES TO FINANCIAL STATEMENTS.

FORWARD CURRENCY CONTRACTS

-------------------------------------------------------------------------
                                                             Unrealized
                              Settlement   Face    Market   Appreciation
         Long/Short            Date(s)    Value    Value   (Depreciation)
-------------------------------------------------------------------------
  7,485 EUR /      4,973 GBP   11/04/99  $  8,027 $  7,746    $  (281)
 17,646 EUR /     28,376 CND   12/07/99    18,864   18,218       (646)
 43,487 EUR /     68,030 AUD   01/19/00    44,421   47,067      2,646
 42,340 EUR /  4,863,350 JPY   01/20/00    49,616   43,345     (6,271)
111,373 EUR / 12,790,063 JPY   01/20/00   119,865  121,355      1,490
 17,685 EUR /     27,991 CND   01/28/00    18,876   18,579       (297)
 30,726 EUR /     19,822 GBP   01/28/00    32,806   32,804         (2)
 60,000 USD /  6,470,400 JPY   02/28/00    60,000   56,666     (3,334)
 31,009 EUR /     48,517 CND   03/23/00    32,448   32,409        (39)
 27,331 EUR / 35,264,000 KRW   03/31/00    28,832   28,489       (343)
 32,964 EUR /  1,124,200 TWD   03/31/00    34,774   34,587       (187)
                                         --------------------------------
                                         $448,529 $441,265    $(7,264)
                                         --------------------------------

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $7,473,638)............................ $9,636,258
Receivables for:
 Investments sold...................................................    115,160
 Fund shares sold...................................................     17,786
 Dividends and interest.............................................      7,322
Other assets........................................................     19,758
                                                                     ----------
TOTAL ASSETS........................................................  9,796,284
                                                                     ----------
LIABILITIES:
Payable for:
 Investments purchased..............................................    122,295
 Fund shares redeemed...............................................     11,951
Payable to affiliates:
 Administrative service fees for Class I............................      3,702
 Advisory fees......................................................     66,958
 Distribution fees for Class A & B..................................      2,770
 Other..............................................................     25,046
Accrued expenses and other liabilities..............................     25,814
                                                                     ----------
TOTAL LIABILITIES...................................................    258,536
                                                                     ----------
NET ASSETS.......................................................... $9,537,748
                                                                     ----------

--------------------------------------------------------------------------------
 NET ASSETS REPRESENTED BY:
 Shares of beneficial interest, $.01 par value per share,
  unlimited shares authorized; 663,865 shares
  outstanding......................................................  $    6,639
 Additional paid in capital........................................   7,088,081
 Undistributed net realized gain on securities
 and foreign currency transactions.................................     281,880
 Undistributed net investment income...............................       5,369
 Unrealized appreciation (depreciation) of:
   Investments.......................................... $2,162,620
   Foreign currency translation.........................        423
   Forward currency contracts...........................     (7,264)  2,155,779
                                                         ----------  ----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING..............................................  $9,537,748
                                                                     ----------

--------------------------------------------------------------------------------

COMPUTATION OF NET ASSET VALUE
AND OFFERING PRICE:
Net asset value and redemption price per Class A
share ($1,936,053 divided by 134,284 shares)....................... $    14.42
                                                                    ----------
Offering price per Class A share
(100/94.25 of $14.42)*............................................. $    15.30
                                                                    ----------
Net asset value and offering price per Class B
share ($3,730,989 divided by 261,392 shares)**..................... $    14.27
                                                                    ----------
Net asset value, offering price and redemption
price per Class I share ($2,132,125 divided by
147,864 shares).................................................... $    14.42
                                                                    ----------
Net asset value, offering price and redemption
price per Class II share ($1,738,581 divided by
120,325 shares).................................................... $    14.45
                                                                    ----------
*  Offering price includes sales charge of 5.75%.
   The sales charge is reduced for purchases
   of $25,000 and over.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

--------------------------------------------------------------------------------

 54                   INTERNATIONAL VALUE FUND - CONTINUED
STATEMENT OF OPERATIONS
For the Fiscal Year Ended October 31, 1999

INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $12,690).......  $   90,041
Interest......................................................      21,400
                                                                ----------
 Total investment income......................................     111,441
                                                                ----------
EXPENSES:
Advisory fees.................................................      66,958
Transfer agent fees...........................................      17,843
Custodian fees................................................       8,884
Distribution fees:
 Class A......................................................       3,709
 Class B......................................................      18,850
Administrative service fee, Class I...........................       3,702
Registration and filing fees..................................      54,359
Audit fees and tax services...................................       3,978
Accounting services...........................................       2,013
Trustees' fees and expenses...................................       1,064
Report to shareholders........................................         336
Miscellaneous.................................................       2,810
                                                                ----------
 Total expenses...............................................     184,506
 Expense reimbursement (see Note 3)...........................     (89,115)
                                                                ----------
 Net Expenses.................................................      95,391
                                                                ----------
NET INVESTMENT INCOME.........................................      16,050
                                                                ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FOREIGN
 CURRENCIES:
Net realized gain (loss) on securities:
 Investments........................................ $ 281,880
 Foreign currency transactions......................     1,344
 Forward currency contracts.........................   (10,436)    272,788
                                                     ---------
Net unrealized appreciation (depreciation) during the period on:
 Investments........................................ 2,162,620
 Foreign currency translation.......................       423
 Forward currency contracts.........................    (7,264)  2,155,779
                                                     ---------  ----------
  Net realized and unrealized gain on securities and
   foreign currencies during the period.......................   2,428,567
                                                                ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..............  $2,444,617
                                                                ----------

STATEMENT OF CHANGES IN NET ASSETS

                                                 For the        For the Period
                                                Year Ended    October 7, 1998 to
                                             October 31, 1999  October 31, 1998
                                             -----------------------------------
OPERATIONS:
Net investment income......................     $   16,050          $    -
Net realized gain on securities and foreign
 currencies................................        272,788               -
Net unrealized appreciation of securities
 and
 foreign currencies during the period......      2,155,779               -
                                             -----------------------------------
 Increase in net assets resulting from
  operations...............................      2,444,617               -
                                             -----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A...................................           (170)              -
 Class B...................................              -               -
 Class I...................................           (440)              -
 Class II..................................           (979)              -
                                             -----------------------------------
  Total distributions to shareholders from
   net investment income...................         (1,589)              -
                                             -----------------------------------
Net realized gain on securities
 Class A...................................              -               -
 Class B...................................              -               -
 Class I...................................              -               -
 Class II..................................              -               -
                                             -----------------------------------
  Total distributions to shareholders
   from net realized gain on securities....              -               -
                                             -----------------------------------
Decrease in net assets resulting from
 distributions to shareholders.............         (1,589)              -
                                             -----------------------------------
Net increase in net assets resulting from
 share transactions
 Class A...................................      1,358,857             900
 Class B...................................      2,979,166             900
 Class I...................................      1,565,004             900
 Class II..................................      1,188,093             900
                                             -----------------------------------
Total increase in net assets resulting from
 share transactions........................      7,091,120           3,600
                                             -----------------------------------
TOTAL INCREASE IN NET ASSETS...............      9,534,148           3,600
NET ASSETS:
 Beginning of year.........................          3,600               -
                                             -----------------------------------
 End of period (including undistributed net
  investment income of $5,369 and $0)......     $9,537,748          $3,600
                                             -----------------------------------

--------------------------------------------------------------------------------

 CHANGE IN SHARES                 Class A                                    Class B
 OUTSTANDING       -----------------------------------------  -----------------------------------------
                        For the           For the Period           For the           For the Period
                       Year Ended       October 7, 1998 to        Year Ended       October 7, 1998 to
                    October 31, 1999     October 31, 1998      October 31, 1999     October 31, 1998
                   -------------------  --------------------  -------------------  --------------------
                   Shares     Amount     Shares     Amount    Shares     Amount     Shares     Amount
                   -------------------  --------------------  -------------------  --------------------
 Shares sold.....  139,952  $1,434,844         90   $  900    270,810  $3,103,486         90   $  900
 Shares issued
 for
 distributions
 reinvested......       16         170          -        -          -           -          -        -
 Shares
 repurchased.....   (5,774)    (76,157)         -        -     (9,508)   (124,320)         -        -
                   -------------------  --------------------  -------------------  --------------------
 Increase in
 shares
 outstanding.....  134,194   1,358,857         90      900    261,302   2,979,166         90      900
 Shares
 outstanding:
 Beginning of
 period..........       90         900          -        -         90         900          -        -
                   -------------------  --------------------  -------------------  --------------------
 End of period...  134,284  $1,359,757         90   $  900    261,392  $2,980,066         90   $  900
                   -------------------  --------------------  -------------------  --------------------
 CHANGE IN SHARES                 Class I                                    Class II
 OUTSTANDING       ------------------------------------------ ------------------------------------------
                        For the           For the Period           For the           For the Period
                       Year Ended       October 7, 1998 to        Year Ended       October 7, 1998 to
                    October 31, 1999     October 31, 1998      October 31, 1999     October 31, 1998
                   -------------------- --------------------- -------------------- ---------------------
                   Shares     Amount     Shares     Amount    Shares     Amount     Shares     Amount
                   -------------------- --------------------- -------------------- ---------------------
 Shares sold.....  153,234  $1,636,780         90   $  900    124,910  $1,249,099         90   $  900
 Shares issued
 for
 distributions
 reinvested......       41         440          -        -         92         979          -        -
 Shares
 repurchased.....   (5,501)    (72,216)         -        -     (4,767)    (61,985)         -        -
                   -------------------- --------------------- -------------------- ---------------------
 Increase in
 shares
 outstanding.....  147,774   1,565,004         90      900    120,235   1,188,093         90      900
 Shares
 outstanding:
 Beginning of
 period..........       90         900          -        -         90         900          -        -
                   -------------------- --------------------- -------------------- ---------------------
 End of period...  147,864  $1,565,904         90   $  900    120,325  $1,188,993         90   $  900
                   -------------------- --------------------- -------------------- ---------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 October 31, 1999            LARGE CAP VALUE FUND               55

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            SCHEDULE OF INVESTMENTS
            COMMON STOCK - 99.32%

            AEROSPACE/DEFENSE - 1.68%
    2,500   Boeing Co. ...........................................   $   115,156
    1,000   Northrop Grumman Corp. ...............................        54,875
                                                                     -----------
                                                                         170,031
                                                                     -----------

            AUTO - CARS - 2.96%
    3,100   Ford Motor Co. .......................................       170,112
    1,200   General Motors Corp. .................................        84,300
    2,700   Meritor Automotive, Inc. .............................        45,731
                                                                     -----------
                                                                         300,143
                                                                     -----------

            AUTO - ORIGINAL EQUIPMENT - 0.35%
    1,400   FEDERAL-Mogul Corp. ..................................        35,175
                                                                     -----------

            BANKS - NEW YORK CITY - 5.90%
    8,400   Citigroup, Inc. ......................................       454,650
    1,100   J.P. Morgan & Co., Inc. ..............................       143,962
                                                                     -----------
                                                                         598,612
                                                                     -----------

            BANKS - OTHER - 7.25%

    4,300   Bank of America Corp. ................................       276,813
    2,500   First Union Corp. ....................................       106,719
    3,500   Fleet Financial Group, Inc. ..........................       152,687
    2,500   Unionbancal Corp. ....................................       108,594
    1,900   Wells Fargo Co. ......................................        90,963
                                                                     -----------
                                                                         735,776
                                                                     -----------

            BANKS - REGIONAL - 6.38%
      900   BankOne Corp. ........................................        33,806
    2,800   Chase Manhattan Corp. ................................       244,650
      900   Comerica, Inc. .......................................        53,493
    2,700   Pacific Century Financial Corp. ......................        61,594
    2,300   PNC Bank Corp. .......................................       137,138
    2,900   SouthTrust Corp. .....................................       116,000
                                                                     -----------
                                                                         646,681
                                                                     -----------
            BROADCASTING - 0.86%

      800 * Media One Group, Inc. ................................        56,850
      500   U.S. WEST, Inc. ......................................        30,531
                                                                     -----------
                                                                          87,381
                                                                     -----------
            BUILDING MATERIALS - 0.82%
    2,400   Sherwin-Williams Co. .................................        53,700
      600   USG Corp. ............................................        29,738
                                                                     -----------
                                                                          83,438
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------

            CHEMICAL - MAJOR - 2.30%
      800   Dow Chemical Co. .....................................   $    94,600
    1,533   E.I. du Pont de Nemours and Co. ......................        98,783
    2,300   Solutia, Inc. ........................................        39,531
                                                                     -----------
                                                                         232,914
                                                                     -----------

            CHEMICAL - MISCELLANEOUS - 0.74%
    1,800 * Cytec Industries, Inc. ...............................        46,462
      700 * FMC Corp. ............................................        28,481
                                                                     -----------
                                                                          74,943
                                                                     -----------

            DRUGS - 0.21%
      200   Allergan, Inc. .......................................        21,475
                                                                     -----------

            ENTERTAINMENT - 0.42%
    1,600 * Walt Disney Co. ......................................        42,200
                                                                     -----------

            FOODS - 2.06%
    2,300   Dean Foods Co. .......................................       106,375
    4,300   IBP, Inc. ............................................       102,931
                                                                     -----------
                                                                         209,306
                                                                     -----------

            GOVERNMENT SPONSORED - 1.61%
    2,300   Federal National Mortgage Association.................       162,725
                                                                     -----------

            HEALTHCARE - 2.09%
    1,000 * PacifiCare Health Systems, Inc., Class A .............        39,438
    1,800 * Trigon Healthcare, Inc. ..............................        51,075
    1,900   United HealthCare Corp. ..............................        98,206
      400 * Wellpoint Health Networks, Inc. ......................        23,200
                                                                     -----------
                                                                         211,919
                                                                     -----------

            HEAVY DUTY TRUCKS/PARTS - 1.01%
    1,100   Cummins Engine Co., Inc. .............................        55,756
    1,000   PACCAR, Inc. .........................................        47,125
                                                                     -----------
                                                                         102,881
                                                                     -----------

            HOSPITAL SUPPLIES - 0.92%
    1,100   Baxter International, Inc. ...........................        71,363
      400   C.R. Bard, Inc. ......................................        21,575
                                                                     -----------
                                                                          92,938
                                                                     -----------

            HOUSEHOLD PRODUCTS - 1.27%
      200   Minnesota Mining & Manufacturing Co. .................        19,013
    2,000   Premark International, Inc. ..........................       109,500
                                                                     -----------
                                                                         128,513
                                                                     -----------

  NUMBER                                                          MARKET
 OF SHARES                                                         VALUE

-------------------------------------------------------------------------------

            HUMAN RESOURCES - 0.32%
    2,900 * Modis Professional Services, Inc. ...............   $    32,444
                                                                -----------

            INFORMATION PROCESSING - COMPUTER HARDWARE
            SYSTEMS - 1.26%
    1,600 * Apple Computer, Inc. ............................       128,200
                                                                -----------

            INFORMATION PROCESSING -
            DATA SERVICES - 1.97%
      800   Hewlett Packard Co. .............................        59,250
    1,000   International Business Machines..................        98,375
    2,300   Reynolds and Reynolds Co., Class A...............        41,831
                                                                -----------
                                                                    199,456
                                                                -----------

            INSURANCE - CASUALTY - 0.56%
    2,200   Everest Reinsurance Holdings.....................        56,650
                                                                -----------

            INSURANCE - LIFE - 0.81%
    2,000   AXA Financial, Inc. .............................        64,125
      400   Lincoln National Corp. ..........................        18,450
                                                                -----------
                                                                     82,575
                                                                -----------

            INSURANCE - MISCELLANEOUS - 3.04%
    2,100   MGIC Investment Corp. ...........................       125,474
    2,300   PMI Group, Inc. .................................       119,313
    1,200   Radian Group, Inc. ..............................        63,375
                                                                -----------
                                                                    308,162
                                                                -----------

            INSURANCE - MULTILINE - 2.63%
    2,125   American International Group, Inc. ..............       218,742
      600   Marsh & McLennan Companies, Inc. ................        47,438
                                                                -----------
                                                                    266,180
                                                                -----------

            LEISURE TIME - 0.48%
    1,100 * Sabre Holdings Corp. ............................        48,881
                                                                -----------

            MACHINERY - INDUSTRIAL/SPECIALTY - 0.68%
      400   Ingersoll-Rand Co. ..............................        20,900
    1,600   Tidewater, Inc. .................................        48,000
                                                                -----------
                                                                     68,900
                                                                -----------
            MERCHANDISE - SPECIALTY - 1.47%
      600 * Best Buy Co., Inc. ..............................        33,338
    1,000   Circuit City Stores, Inc. .......................        42,688
      600   Fortune Brands, Inc. ............................        21,263
    3,700 * Toys "R" Us, Inc. ...............................        52,263
                                                                -----------
                                                                    149,552
                                                                -----------

--------------------------------------------------------------------------------

 56                                               October 31, 1999
                       LARGE CAP VALUE FUND - CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------

            MERCHANDISING - DEPARTMENT - 2.08%
    2,500 * Federated Department Stores, Inc. .....................   $  106,719
    3,000   May Department Stores Co. .............................      104,062
                                                                      ----------
                                                                         210,781
                                                                      ----------

            MERCHANDISING - FOOD - 0.97%
    4,700   Supervalu, Inc. .......................................       98,700
                                                                      ----------

            NATURAL GAS - DIVERSIFIED - 0.04%
      200   Valero Energy Corp. ...................................        3,675
                                                                      ----------

            OIL - INTEGRATED DOMESTIC - 1.21%
    1,100   Amerada Hess Corp. ....................................       63,112
      500   Burlington Resources, Inc. ............................       17,438
    3,600   Pennzoil-Quaker State Co. .............................       42,525
                                                                      ----------
                                                                         123,075
                                                                      ----------

            OIL - INTEGRATED INTERNATIONAL - 5.21%
      600   Chevron Corp. .........................................       54,788
    3,900   Exxon Corp. ...........................................      288,843
    1,200   Mobil Corp. ...........................................      115,800
      900   Murphy Oil Corp. ......................................       50,456
      300   Texaco, Inc. ..........................................       18,413
                                                                      ----------
                                                                         528,300
                                                                      ----------

            OIL - SERVICE - PRODUCTS - 0.45%
    5,000 * Ocean Energy, Inc. ....................................       45,938
                                                                      ----------

            OIL - SERVICES - 0.53%
    2,300   York International Corp. ..............................       54,194
                                                                      ----------
            OIL/GAS PRODUCERS - 1.60%
    1,400   Apache Corp. ..........................................       54,600
    4,500 * Pioneer Natural Resources Corp. .......................       42,187
    1,100   Ultramar Diamond Shamrock Corp. .......................       26,950
    2,100   Valero Energy Corp. ...................................       38,588
                                                                      ----------
                                                                         162,325
                                                                      ----------
            PAPER/FOREST PRODUCTS - 3.38%
    1,600   Boise Cascade Corp. ...................................       57,000
    1,700   Georgia-Pacific Corp. .................................       67,470
    1,400   Kimberly-Clark Corp. ..................................       88,375
    1,900   Louisiana Pacific Corp. ...............................       24,106
    1,000   Weyerhaeuser Co. ......................................       59,688
    1,100   Willamette Industries, Inc. ...........................       45,719
                                                                      ----------
                                                                         342,358
                                                                      ----------

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------

            PUBLISHING - NEWS - 1.13%
    1,800   Knight-Ridder, Inc. ...................................   $  114,300
                                                                      ----------

            PUBLISHING/PRINTING - 0.84%
    3,500   R.R. Donnelley and Sons Co. ...........................       84,875
                                                                      ----------
            RAILROAD - 1.59%
    2,600   Burlington Northern Santa Fe...........................       82,875
    1,400   Union Pacific Corp. ...................................       78,050
                                                                      ----------
                                                                         160,925
                                                                      ----------

            RESTAURANTS - 0.55%
    1,400 * Tricon Global Restaurants, Inc. .......................       56,263
                                                                      ----------

            SAVINGS & LOAN - 1.60%
    2,190   Charter One Financial, Inc. ...........................       53,792
    2,700   Dime Bancorp, Inc. ....................................       48,262
    2,900 * Golden State Bancorp, Inc. ............................       60,538
                                                                      ----------
                                                                         162,592
                                                                      ----------

            SECURITIES RELATED - 2.57%
    1,000   Lehman Brothers Holdings, Inc. ........................       73,688
      700   Merrill Lynch & Co., Inc. .............................       54,950
    1,200   Morgan Stanley Dean Witter & Co. ......................      132,375
                                                                      ----------
                                                                         261,013
                                                                      ----------

            SEMICONDUCTORS - 1.63%
    1,700   Motorola, Inc. ........................................      165,644
                                                                      ----------

            TELECOMMUNICATIONS - 3.53%
      500   ALLTEL Corp. ..........................................       41,625
    5,298   AT&T Corp. ............................................      247,681
      800 * MCI Worldcom, Inc. ....................................       68,650
                                                                      ----------
                                                                         357,956
                                                                      ----------

            TOBACCO - 0.15%
      600   Philip Morris Companies, Inc. .........................       15,113
                                                                      ----------

            TRUCKERS - 0.52%
    1,600   CNF Transportation, Inc. ..............................       52,900
                                                                      ----------

            UTILITIES - COMMUNICATION - 8.92%
    3,500   Bell Atlantic Corp. ...................................      227,280
    4,500   BellSouth Corp. .......................................      202,500
    1,600   GTE Corp. .............................................      120,000
    6,390   SBC Communications, Inc. ..............................      325,490
      400   Sprint Corp. FON Group.................................       29,725
                                                                      ----------
                                                                         904,995
                                                                      ----------

            UTILITIES - ELECTRIC - 7.02%
    1,700   Allegheny Energy, Inc. ................................       54,081
      400   Ameren Corp. ..........................................       15,125
    1,400   Central & South West Corp. ............................       31,063
    1,100   Constellation Energy Group, Inc. ......................       33,755

  NUMBER                                                              MARKET
 OF SHARES                                                             VALUE

-------------------------------------------------------------------------------

           UTILITIES - ELECTRIC - Continued
    1,600  DTE Energy Co. .......................................   $    53,100
      800  Duke Energy Corp. ....................................        45,200
    2,500  Edison International, Inc. ...........................        74,063
    1,900  FirstEnergy Corp. ....................................        49,520
    1,600  GPU, Inc. ............................................        54,300
    2,500  LG&E Energy Corp. ....................................        55,000
    1,600  New Century Energies, Inc. ...........................        52,100
    1,700  Peco Energy Co. ......................................        64,919
      400  PP&L Resources, Inc. .................................        10,825
    1,700  Public Service Enterprise Group, Inc. ................        67,255
    1,900  Reliant Energy, Inc. .................................        51,775
                                                                    -----------
                                                                        712,081
                                                                    -----------
           UTILITIES - GAS, DISTRIBUTION - 0.57%
    2,300  Tosco Corp. ..........................................        58,219
                                                                    -----------
           UTILITIES - GAS, PIPELINE - 1.18%
    1,000  Columbia Energy Group.................................        65,000
    2,700  Sempra Energy.........................................        55,183
                                                                    -----------
                                                                        120,183
                                                                    -----------
           TOTAL COMMON STOCK
           (Cost $9,603,875).....................................    10,074,456
                                                                    -----------
    PAR
   VALUE
 ---------
           CORPORATE SHORT TERM -
           REPURCHASE AGREEMENT - 1.40%
           BANKS - OTHER - 1.40%
 $142,000  State Street Bank Repurchase Agreement, 5.15%, dated
           10/31/99, to be repurchased at $142,061 on 11/01/99,
           collateralized by U.S. Treasury Note, 5.38%, 07/31/00,
           with a par value of $145,000 (Cost $142,000)..........       142,000
                                                                    -----------
           TOTAL CORPORATE SHORT TERM -
           REPURCHASE AGREEMENT
           (Cost $142,000).......................................       142,000
                                                                    -----------
           TOTAL INVESTMENTS
           (Cost $9,745,875) - 100.72%...........................   $10,216,456
                                                                    -----------
           *Non-income producing

-------------------------------------------------------------------------------

 October 31, 1999       LARGE CAP VALUE FUND - CONTINUED        57


-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $9,745,875)........................... $10,216,456
Receivables for:
 Fund shares sold..................................................      20,451
 Dividends and interest............................................      12,951
Other assets.......................................................      73,650
                                                                    -----------
TOTAL ASSETS.......................................................  10,323,508
                                                                    -----------

LIABILITIES:
Payable for investments purchased..................................      94,063
Payable to affiliates:
 Administrative service fees for Class I...........................       3,481
 Advisory fees.....................................................      35,427
 Distribution fees for Class A & B.................................       3,665
 Other.............................................................      42,981
Accrued expenses and other liabilities.............................          69
                                                                    -----------
TOTAL LIABILITIES..................................................     179,686
                                                                    -----------
NET ASSETS......................................................... $10,143,822
                                                                    -----------

--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share, unlimited
shares authorized, 890,885 shares outstanding.....................  $     8,906
Additional paid in capital........................................    9,368,839
Undistributed net realized gain on securities.....................      293,884
Undistributed net investment income...............................        1,612
Unrealized appreciation of securities.............................      470,581
                                                                    -----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING.............................................  $10,143,822
                                                                    -----------

SEE NOTES TO FINANCIAL STATEMENTS.



-------------------------------------------------------------------------------
COMPUTATION OF NET ASSET VALUE
AND OFFERING PRICE:
Net asset value and redemption price per Class A
share ($2,027,623 divided by 177,961 shares)....................... $     11.39
                                                                    -----------
Offering price per Class A share
(100/94.25 of $11.39)*............................................. $     12.08
                                                                    -----------
Net asset value and offering price per Class B
share ($4,938,854 divided by 434,132 shares)**..................... $     11.38
                                                                    -----------
Net asset value, offering price and redemption
price per Class I share ($1,761,448 divided by
154,529 shares).................................................... $     11.40
                                                                    -----------
Net asset value, offering price and redemption
price per Class II share ($1,415,897 divided by
124,263 shares).................................................... $     11.39
                                                                    -----------
*  Offering price includes sales charge of 5.75%.
   The sales charge is reduced for purchases
   of $25,000 and over.
** Redemption price per share is equal to net asset value
   less any applicable contingent deferred sales charge.

--------------------------------------------------------------------------------

 58                     LARGE CAP VALUE FUND - CONTINUED
STATEMENT OF OPERATIONS
For the Fiscal Year Ended October 31, 1999

INVESTMENT INCOME:
Dividends............................................................. $131,056
Interest..............................................................    9,537
                                                                       --------
 Total investment income..............................................  140,593
                                                                       --------
EXPENSES:
Advisory fees.........................................................   35,427
Transfer agent fees...................................................   19,156
Custodian fees........................................................    9,466
Distribution fees:
 Class A..............................................................    4,037
 Class B..............................................................   24,584
Administrative service fee, Class I...................................    3,481
Registration and filing fees..........................................   54,359
Audit fees and tax services...........................................    4,190
Accounting services...................................................    2,130
Trustees' fees and expenses...........................................    1,108
Report to shareholders................................................      353
Miscellaneous.........................................................    3,749
                                                                       --------
 Total expenses.......................................................  162,040
 Expense reimbursement (see Note 3)...................................  (74,469)
                                                                       --------
 Net expenses.........................................................   87,571
                                                                       --------
NET INVESTMENT INCOME.................................................   53,022
                                                                       --------

REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on securities.......................................  293,884
Net unrealized appreciation of securities during the period...........  470,581
                                                                       --------
  Net realized and unrealized gain on securities during the period....  764,465
                                                                       --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................... $817,487
                                                                       --------

STATEMENT OF CHANGES IN NET ASSETS

                                               For the        For the Period
                                              Year Ended    October 7, 1998 to
                                           October 31, 1999  October 31, 1998
                                           -----------------------------------

OPERATIONS:
Net investment income.....................   $    53,022          $    -
Net realized gain on securities...........       293,884               -
Net unrealized appreciation of securities
during the period.........................       470,581               -
                                           -----------------------------------
 Increase in net assets resulting from
 operations...............................       817,487               -
                                           -----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A..................................       (14,988)              -
 Class B..................................        (3,987)              -
 Class I..................................       (14,522)              -
 Class II.................................       (17,913)              -
                                           -----------------------------------
  Total distributions to shareholders from
  net investment income...................       (51,410)              -
                                           -----------------------------------
Net realized gain on securities
 Class A..................................             -               -
 Class B..................................             -               -
 Class I..................................             -               -
 Class II.................................             -               -
                                           -----------------------------------
  Total distributions to shareholders
  from net realized gain on securities....             -               -
                                           -----------------------------------
Decrease in net assets resulting from
distributions to shareholders.............       (51,410)              -
                                           -----------------------------------
SHARE TRANSACTIONS:
Net increase in net assets resulting from
share transactions
 Class A..................................     1,828,784             725
 Class B..................................     4,732,977             725
 Class I..................................     1,572,899             725
 Class II.................................     1,240,185             725
                                           -----------------------------------
Total increase in net assets resulting
from share transactions...................     9,374,845           2,900
                                           -----------------------------------
TOTAL INCREASE IN NET ASSETS..............    10,140,922           2,900
NET ASSETS:
 Beginning of year........................         2,900               -
                                           -----------------------------------
 End of period (including undistributed
 net investment income of $1,612 and $0)..   $10,143,822          $2,900
                                           -----------------------------------

--------------------------------------------------------------------------------

 CHANGE IN SHARES                 Class A                                   Class B
 OUTSTANDING       ----------------------------------------  -----------------------------------------
                        For the          For the Period           For the           For the Period
                       Year Ended      October 7, 1998 to        Year Ended       October 7, 1998 to
                    October 31, 1999    October 31, 1998      October 31, 1999     October 31, 1998
                   ------------------  --------------------  -------------------  --------------------
                   Shares    Amount     Shares     Amount    Shares     Amount     Shares     Amount
                   ------------------  --------------------  -------------------  --------------------
 Shares sold.....  184,168 $1,900,280         72    $  725   439,906  $4,800,672         72   $  725
 Shares issued
 for
 distributions
 reinvested......    1,312     14,967          -         -       354       3,971          -        -
 Shares
 repurchased.....  (7,591)    (86,463)         -         -    (6,200)    (71,666)         -        -
                   ------------------  --------------------  -------------------  --------------------
 Increase in
 shares
 outstanding.....  177,889  1,828,784         72       725   434,060   4,732,977         72      725
 Shares
 outstanding:
 Beginning of
 period..........       72        725          -         -        72         725          -        -
                   ------------------  --------------------  -------------------  --------------------
 End of period...  177,961 $1,829,509         72   $   725   434,132  $4,733,702         72   $  725
                   ------------------  --------------------  -------------------  --------------------
 CHANGE IN SHARES                 Class I                                    Class II
 OUTSTANDING       ------------------------------------------ -----------------------------------------
                        For the           For the Period           For the          For the Period
                       Year Ended       October 7, 1998 to        Year Ended      October 7, 1998 to
                    October 31, 1999     October 31, 1998      October 31, 1999    October 31, 1998
                   -------------------- --------------------- ------------------- ---------------------
                   Shares     Amount     Shares     Amount    Shares    Amount     Shares     Amount
                   -------------------- --------------------- ------------------- ---------------------
 Shares sold.....  158,591  $1,621,068         73   $  725    125,842 $1,260,171         73   $  725
 Shares issued
 for
 distributions
 reinvested......    1,276      14,524          -        -      1,574     17,913          -        -
 Shares
 repurchased.....   (5,411)    (62,693)         -        -    (3,226)    (37,899)         -        -
                   -------------------- --------------------- ------------------- ---------------------
 Increase in
 shares
 outstanding.....  154,456   1,572,899         73      725    124,190  1,240,185         73      725
 Shares
 outstanding:
 Beginning of
 period..........       73         725          -        -         73        725          -        -
                   -------------------- --------------------- ------------------- ---------------------
 End of period...  154,529  $1,573,624         73   $  725    124,263 $1,240,910         73   $  725
                   -------------------- --------------------- ------------------- ---------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 October 31, 1999              MID CAP VALUE FUND               59

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            SCHEDULE OF INVESTMENTS
            COMMON STOCK - 93.99%

            AEROSPACE/DEFENSE - 2.46%
    4,100   General Dynamics Corp. ................................   $  227,294
                                                                      ----------
            AIRLINES - 1.36%
    3,100 * Continental Airlines, Inc., Class B....................      125,550
                                                                      ----------
            APPLIANCES/FURNISHINGS - 1.21%
    2,800 * Maytag Corp. ..........................................      112,174
                                                                      ----------
            AUTO - CARS - 2.52%
    3,200 * General Motors Corp., Class H..........................      233,000
                                                                      ----------
            AUTO - ORIGINAL EQUIPMENT - 2.23%
    6,100 * Lear Corp. ............................................      205,875
                                                                      ----------
            AUTO - REPLACEMENT PARTS - 1.93%
    2,100 * SPX Corp. .............................................      177,975
                                                                      ----------
            BANKS - OTHER - 1.46%
    3,100   Fleet Financial Group, Inc. ...........................      135,238
                                                                      ----------
            BANKS - REGIONAL - 0.90%
    3,125   Valley National Bancorp                                       83,398
                                                                      ----------
            BROADCASTING - 1.92%
    8,700   A.H. Belo Corp. .......................................      177,263
                                                                      ----------
            BUILDING MATERIALS -- 1.11%
    4,600   Sherwin-Williams Co. ..................................      102,925
                                                                      ----------
            CHEMICAL - MISCELLANEOUS - 4.43%
   11,100 * Grace, W.R. & Co. .....................................      165,806
    6,600   Lyondell Chemical Co. .................................       80,025
    3,500   Praxair, Inc. .........................................      163,625
                                                                      ----------
                                                                         409,456
                                                                      ----------
            CONTAINERS - METAL/GLASS - 1.04%
    7,700   American National Can Group............................       96,250
                                                                      ----------
            DRUGS - 1.45%
    3,500   Genzyme-Molecular Oncology.............................      133,875
                                                                      ----------
            ELECTRICAL EQUIPMENT - 2.52%
    7,600 * UCAR International, Inc. ..............................      148,675
    2,000   W.W. Grainger, Inc. ...................................       84,750
                                                                      ----------
                                                                         233,425
                                                                      ----------
            FINANCE COMPANIES - 2.19%
    4,600   Finova Group, Inc. ....................................      202,688
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            FINANCIAL SERVICES - 2.13%
    5,800   Countrywide Credit Industries, Inc. ...................   $  196,838
                                                                      ----------
            FOODS - 0.00%
        1   Delhaize America, Inc., Class B........................           14
                                                                      ----------
            GOVERNMENT SPONSORED - 1.96%
    3,700   SLM Holding Corp. .....................................      181,069
                                                                      ----------
            HEALTHCARE - 1.69%
    2,700 * Wellpoint Health Networks, Inc.                              156,600
                                                                      ----------
            HEAVY DUTY TRUCKS/PARTS - 1.72%
    1,000   Eaton Corp. ...........................................       75,250
   2,000  * Navistar International Corp. ..........................       83,375
                                                                      ----------
                                                                         158,625
                                                                      ----------
            HOSPITAL SUPPLIES - 1.48%
    5,400   Becton, Dickinson and Co. .............................      137,025
                                                                      ----------
            INFORMATION PROCESSING - 2.08%
   10,100 * Parametric Technology Corp. ...........................      192,531
                                                                      ----------
            INFORMATION PROCESSING -
            COMPUTER HARDWARE SYSTEMS - 0.42%
      500 * Lexmark International Group............................       39,031
                                                                      ----------
            INFORMATION PROCESSING -- COMPUTER SERVICES - 2,28%
    9,600   Ceridian Corp. ........................................      210,600
                                                                      ----------
            INFORMATION PROCESSING -
            DATA SERVICES - 4.77%
   10,900   Comdisco, Inc. ........................................      220,045
    1,300   Computer Associates International......................       73,450
    4,900   Galileo International, Inc. ...........................      147,306
                                                                      ----------
                                                                         440,801
                                                                      ----------
            INSURANCE - MISCELLANEOUS - 3.04%
    7,400   Ace Limited............................................      143,839
    2,300   Ambac Financial Group, Inc. ...........................      137,425
                                                                      ----------
                                                                         281,264
                                                                      ----------
            INSURANCE - MULTILINE - 1.70%
    2,200   Aon Corp...............................................       78,100
    2,200   Cincinnati Financial Corp. ............................       78,788
                                                                      ----------
                                                                         156,888
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            LEISURE TIME - 0.98%
    6,200 * Mirage Resorts, Inc. ..................................   $   90,288
                                                                      ----------
            MERCHANDISE - SPECIALTY - 1.82%
    9,200   Consolidated Stores Corp. .............................      168,475
                                                                      ----------
            MERCHANDISING - DEPARTMENT - 0.21%
      904 * Neiman Marcus Group, Inc., Class B.....................       19,377
                                                                      ----------
            METALS - ALUMINUM - 1.11%
    1,700   Reynolds Metals Co. ...................................      102,744
                                                                      ----------
            METALS - MISCELLANEOUS - 1.03%
    5,400   Engelhard Corp. .......................................       95,175
                                                                      ----------
            METALS -- STEEL -- 1.24%
    6,600   AK Steel Holding Corp. ................................      114,263
                                                                      ----------
            MULTIMEDIA - 1.81%
   11,000 * Cadence Design Systems, Inc. ..........................      167,063
                                                                      ----------
            NATURAL GAS - DIVERSIFIED - 3.64%
    3,800   Coastal Corp. .........................................      160,075
    4,900   Dynegy, Inc. ..........................................      112,088
    3,200   KN Energy, Inc. .......................................       64,400
                                                                      ----------
                                                                         336,563
                                                                      ----------
            OIL - INTEGRATED DOMESTIC - 1.73 %
    5,500   USX-Marathon Group.....................................      160,188
                                                                      ----------
            OIL - SERVICE - PRODUCTS - 0.55%
    2,300 * Noble Drilling Corp. ..................................       51,031
                                                                      ----------
            OIL - SERVICES - 2.36%
    6,200   McDermott International, Inc. .........................      112,375
    3,900   Transocean Offshore, Inc. .............................      106,031
                                                                      ----------
                                                                         218,406
                                                                      ----------
            OIL/GAS PRODUCERS - 1.31%
    3,100   Apache Corp. ..........................................      120,900
                                                                      ----------
            PAPER/FOREST PRODUCTS - 3.13%
    3,100   Bowater, Inc. .........................................      162,750
    4,800   Fort James Corp. ......................................      126,300
                                                                      ----------
                                                                         289,050
                                                                      ----------
            PUBLISHING - NEWS - 2.46%
    4,900   News Corp., Ltd. - ADR.................................      135,056
    2,000   Scripps Co. ...........................................       92,375
                                                                      ----------
                                                                         227,431
                                                                      ----------

--------------------------------------------------------------------------------

 60                                               October 31, 1999
                        MID CAP VALUE FUND - CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            PUBLISHING/PRINTING - 3.38%
    6,700   Dunn & Bradstreet Corp. ...............................   $  196,813
    3,000   Harcourt General, Inc. ................................      115,500
                                                                      ----------
                                                                         312,313
                                                                      ----------
            RAILROAD - 1.69%
    3,300   Kansas City Southern Industries........................      156,544
                                                                      ----------
            REAL ESTATE INVESTMENT TRUSTS - 1.65%
   11,000   Indymac Mortgage Holdings, Inc. .......................      153,313
                                                                      ----------
            SEMICONDUCTORS - 0.48%
    1,500 * National Semiconductor Corp. ..........................       44,906
                                                                      ----------
            TELECOMMUNICATIONS - 5.42%
    4,600 * American Tower Corp., Class A..........................       87,688
    3,300 * AT&T Corp. ............................................      130,969
    3,400 * Global Crossing, Ltd. .................................      117,725
    2,700 * Sonera Corp. - ADR.....................................       83,700
    2,100 * WinStar Communications, Inc. ..........................       81,506
                                                                      ----------
                                                                         501,588
                                                                      ----------
            UTILITIES - ELECTRIC - 3.17%
    2,300   Cinergy Corp...........................................       64,975
    7,400 * Niagara Mohawk Holdings, Inc. .........................      117,475
    2,900   Unicom Corp. ..........................................      111,106
                                                                      ----------
                                                                         293,556
                                                                      ----------
            UTILITIES - GAS, DISTRIBUTION - 1.12%
    4,100   Tosco Corp. ...........................................      103,781
                                                                      ----------
            UTILITIES - GAS, PIPELINE - 1.70%
    4,200   Williams Companies, Inc. ..............................      157,500
                                                                      ----------
            TOTAL COMMON STOCK
            (Cost $9,030,848)......................................    8,692,127
                                                                      ----------

SEE NOTES TO FINANCIAL STATEMENTS.

   PAR                                                                 MARKET
  VALUE                                                                VALUE

-------------------------------------------------------------------------------
          CORPORATE SHORT TERM -
          REPURCHASE AGREEMENT - 6.42%

          BANK - OTHER - 6.42%

 $594,000 State Street Bank Repurchase Agreement, 5.15% dated
          10/31/99, to be repurchased at $594,255 on 11/01/99,
          collateralized by U.S. Treasury Note, 5.38%, 07/31/00,
          with a par value of $600,000 (Cost $594,000)............   $  594,000
                                                                     ----------
          TOTAL CORPORATE SHORT TERM -
          REPURCHASE AGREEMENT
          (Cost $594,000).........................................      594,000
                                                                     ----------

          TOTAL INVESTMENTS
          (Cost $9,624,848) - 100.41%.............................   $9,286,127
                                                                     ----------
          *Non-income producing

-------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $9,624,848)............................ $9,286,127
Receivables for:
 Investments sold...................................................     71,882
 Fund shares sold...................................................     61,567
 Dividends and interest.............................................     14,706
Other assets........................................................     25,401
                                                                     ----------
TOTAL ASSETS........................................................  9,459,683
                                                                     ----------

LIABILITIES:
Payable for:
 Investments purchased..............................................    110,201
 Fund shares redeemed...............................................      3,200
Payable to affiliates:
 Administrative service fees for Class I............................      3,579
 Advisory fees......................................................     51,545
 Distribution fees for Class A & B..................................      3,327
 Other..............................................................     40,940
Accrued expenses and other liabilities..............................         38
                                                                     ----------
TOTAL LIABILITIES...................................................    212,830
                                                                     ----------
NET ASSETS.......................................................... $9,246,853
                                                                     ----------



------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share,
unlimited shares authorized, 776,660 shares outstanding.......... $     7,767
Additional paid in capital.......................................   8,374,516
Undistributed net realized gain on securities....................   1,203,291
Unrealized depreciation of securities............................    (338,721)
                                                                  -----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING............................................ $ 9,246,853
                                                                  -----------
------------------------------------------------------------------------------
COMPUTATION OF NET ASSET VALUE
AND OFFERING PRICE:
Net asset value and redemption price per Class A
share ($1,728,035 divided by 144,260 shares)..................... $     11.98
                                                                  -----------
Offering price per Class A share
(100/94.25 of $11.98)*........................................... $     12.71
                                                                  -----------
Net asset value and offering price per Class B
share ($4,555,111 divided by 384,406 shares)**................... $     11.85
                                                                  -----------
Net asset value, offering price and redemption
price per Class I share ($1,507,193 divided by
126,083 shares).................................................. $     11.95
                                                                  -----------
Net asset value, offering price and redemption
price per Class II share ($1,456,514 divided by
121,911 shares).................................................. $     11.95
                                                                  -----------
* Offering price includes sales charge of 5.75%.
  The sales charge is reduced for purchases
  of $25,000 and over.
** Redemption price per share is equal to net asset value
   less any applicable contingent deferred sales charge.

-------------------------------------------------------------------------------

                                                                61
                         MID CAP VALUE FUND - CONTINUED
STATEMENT OF OPERATIONS
For the Fiscal Year Ended October 31, 1999

INVESTMENT INCOME:
Dividends..........................................................  $  105,799
Interest...........................................................      17,138
                                                                     ----------
 Total investment income...........................................     122,937
                                                                     ----------
EXPENSES:
Advisory fees......................................................      51,545
Transfer agent fees................................................      18,640
Custodian fees.....................................................       9,328
Distribution fees:
 Class A...........................................................       3,825
 Class B...........................................................      22,257
Administrative service fee, Class I................................       3,579
Registration and filing fees.......................................      54,368
Audit fees and tax services........................................       4,071
Accounting services................................................       2,066
Trustees' fees and expenses........................................       1,092
Report to shareholders.............................................         338
Miscellaneous......................................................       3,134
                                                                     ----------
 Total expenses....................................................     174,243
 Expense reimbursement (see Note 3)................................     (75,133)
                                                                     ----------
 Net expenses......................................................      99,110
                                                                     ----------
NET INVESTMENT INCOME..............................................      23,827
                                                                     ----------
REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on securities.....................................  1,208,461
Net unrealized depreciation of securities during the period.........   (338,721)
                                                                     ----------
  Net realized and unrealized gain on securities during the period..    869,740
                                                                     ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................... $  893,567
                                                                     ----------

STATEMENT OF CHANGES IN NET ASSETS

                                               For the        For the Period
                                              Year Ended    October 7, 1998 to
                                           October 31, 1999  October 31, 1998
                                           -----------------------------------
OPERATIONS:
Net investment income.....................    $   23,827          $    -
Net realized gain on securities...........     1,208,461               -
Net unrealized depreciation of securities
during the period.........................      (338,721)              -
                                           -----------------------------------
 Increase in net assets resulting from
 operations...............................       893,567               -
                                           -----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A..................................        (6,396)              -
 Class B..................................        (2,384)              -
 Class I..................................        (7,955)              -
 Class II.................................       (12,262)              -
                                           -----------------------------------
  Total distributions to shareholders from
  net investment income...................       (28,997)              -
                                           -----------------------------------
Net realized gain on securities
 Class A..................................             -               -
 Class B..................................             -               -
 Class I..................................             -               -
 Class II.................................             -               -
                                           -----------------------------------
  Total distributions to shareholders
  from net realized gain on securities....             -               -
                                           -----------------------------------
Decrease in net assets resulting from
distributions to shareholders.............       (28,997)              -
                                           -----------------------------------
SHARE TRANSACTIONS:
Net increase in net assets resulting from
share transactions
 Class A..................................     1,476,640             988
 Class B..................................     4,436,404             987
 Class I..................................     1,258,652             988
 Class II.................................     1,206,637             987
                                           -----------------------------------
Total increase in net assets resulting
from share transactions...................     8,378,333           3,950
                                           -----------------------------------
TOTAL INCREASE IN NET ASSETS..............     9,242,903           3,950
NET ASSETS:
 Beginning of year........................         3,950               -
                                           -----------------------------------
 End of period ...........................    $9,246,853          $3,950
                                           -----------------------------------

--------------------------------------------------------------------------------

 CHANGE IN SHARES                 Class A                                    Class B
 OUTSTANDING       -----------------------------------------  -----------------------------------------
                        For the           For the Period           For the           For the Period
                       Year Ended       October 7, 1998 to        Year Ended       October 7, 1998 to
                    October 31, 1999     October 31, 1998      October 31, 1999     October 31, 1998
                   -------------------  --------------------  -------------------  --------------------
                   Shares     Amount     Shares     Amount    Shares     Amount     Shares     Amount
                   -------------------  --------------------  -------------------  --------------------
 Shares sold.....  148,430  $1,533,854         99   $  988    392,956  $4,546,587         99   $  987
 Shares issued
 for
 distributions
 reinvested......      576       6,387          -        -        222       2,384          -        -
 Shares
 repurchased.....   (4,845)    (63,601)         -        -     (8,871)   (112,567)         -        -
                   -------------------  --------------------  -------------------  --------------------
 Increase in
 shares
 outstanding.....  144,161   1,476,640         99      988    384,307   4,436,404         99      987
 Shares
 outstanding:
 Beginning of
 period..........       99         988          -        -         99         987          -        -
                   -------------------  --------------------  -------------------  --------------------
 End of period...  144,260  $1,477,628         99   $  988    384,406  $4,437,391         99   $  987
                   -------------------  --------------------  -------------------  --------------------
 CHANGE IN SHARES                 Class I                                    Class II
 OUTSTANDING       ------------------------------------------ ------------------------------------------
                        For the           For the Period           For the           For the Period
                       Year Ended       October 7, 1998 to        Year Ended       October 7, 1998 to
                    October 31, 1999     October 31, 1998      October 31, 1999     October 31, 1998
                   -------------------- --------------------- -------------------- ---------------------
                   Shares     Amount     Shares     Amount    Shares     Amount     Shares     Amount
                   -------------------- --------------------- -------------------- ---------------------
 Shares sold.....  129,332  $1,304,099         99   $  988    125,228  $1,253,837         98   $  987
 Shares issued
 for
 distributions
 reinvested......      707       7,954          -        -      1,065      12,263          -        -
 Shares
 repurchased.....   (4,055)    (53,401)         -        -     (4,480)    (59,463)         -        -
                   -------------------- --------------------- -------------------- ---------------------
 Increase in
 shares
 outstanding.....  125,984   1,258,652         99      988    121,813   1,206,637         98      987
 Shares
 outstanding:
 Beginning of
 period..........       99         988          -        -         98         987          -        -
                   -------------------- --------------------- -------------------- ---------------------
 End of period...  126,083  $1,259,640         99   $  988    121,911  $1,207,624         98   $  987
                   -------------------- --------------------- -------------------- ---------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 62                           SMALL CAP VALUE FUND October 31, 1999

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
             SCHEDULE OF INVESTMENTS
             COMMON STOCK - 88.36%
             ADVERTISING - 0.07%
      100    True North Communications, Inc. .....................   $     4,031
                                                                     -----------
             AEROSPACE/DEFENSE - 0.41%
      100 *  Aviall, Inc. ........................................           893
      200 *  Fairchild Corp., Class A ............................         1,624
      300    Gencorp, Inc.........................................         3,413
      100 *  Orbital Sciences Corp. ..............................         1,475
      200    Perkinelmer, Inc. ...................................         8,163
      100    Primex Technologies, Inc. ...........................         2,300
      200 *  Remec, Inc. .........................................         2,088
      100 *  Sequa Corp., Class A.................................         4,925
                                                                     -----------
                                                                          24,881
                                                                     -----------
             AIRLINES - 0.35%
      100 *  Airtran Holdings, Inc. ..............................           455
      200 *  Alaska Air Group, Inc. ..............................         7,949
      200 *  American West Holdings Corp., Class B................         4,138
      100    Circle International Group, Inc......................         2,200
      100 *  Frontier Airlines, Inc. .............................           994
      200 *  Mesa Airlines, Inc. .................................         1,125
      100 *  Midwest Express Holdings, Inc. ......................         2,931
      500 *  Transport World Airlines, Inc........................         1,656
                                                                     -----------
                                                                          21,448
                                                                     -----------
             APPAREL & PRODUCTS - 0.52%
      100    Brown Shoe Company, Inc. ............................         1,780
      100    Cato Corp., Class A..................................         1,149
      100 *  Donna Karan International, Inc. .....................           838
      100 *  Dress Barn, Inc......................................         1,778
      100 *  Footstar, Inc........................................         3,500
      100 *  Goodys Family Clothing, Inc. ........................         1,013
      200 *  Gymboree Corp........................................         1,288
      100 *  Jo-ann Stores, Inc. .................................         1,394
      200    Kellwood Co..........................................         3,538
      200 *  Nautica Enterprises, Inc. ...........................         3,013
      100    Oxford Industries, Inc...............................         2,150
      200    Phillips-Van Heusen Corp. ...........................         1,600
      100    Talbots, Inc.........................................         4,706
      100    UniFirst Corp........................................         1,225
      100 *  United Retail Group, Inc. ...........................         1,000
      100 *  Value City Department Stores, Inc. ..................         1,538
                                                                     -----------
                                                                          31,510
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
             APPLIANCES/FURNISHINGS - 0.62%
      100    Bassett Furniture Industries, Inc. ..................   $     1,799
      100 *  CORT Business Services Corp. ........................         2,030
      100 *  Furniture Brands International, Inc. ................         1,938
      300 *  Griffon Corp.........................................         2,213
      100    Haverty Furniture Companies, Inc.....................         1,375
      400    Heilig-Meyers Co. ...................................         1,750
      400    Hussmann International, Inc. ........................         6,400
      300    Kimball International, Inc., Class B.................         4,800
      300    La-Z-Boy Chair Co....................................         5,475
      400 *  Metromedia International Group, Inc. ................         1,475
      100    National Presto Industries, Inc. ....................         3,700
      700 *  Sunbeam Corp. .......................................         3,325
      100 *  Windmere Corp. ......................................         1,300
                                                                     -----------
                                                                          37,580
                                                                     -----------
             AUTO - CARS - 0.12%
      200 *  Avis Rent A Car, Inc.................................         3,574
      200 *  Budget Group, Inc....................................         1,399
      200 *  United Auto Group, Inc. .............................         2,338
                                                                     -----------
                                                                           7,311
                                                                     -----------
             AUTO - ORIGINAL EQUIPMENT - 0.93%
      200 *  Allen Telecom, Inc...................................         1,812
      200    Arvin Industries, Inc................................         5,699
      600    Borg-Warner Automotive, Inc..........................        23,699
      200    Donaldson Co., Inc...................................         4,650
      400    Mark IV Industries, Inc..............................         7,700
      200 *  Miller Industries, Inc...............................           488
      100    Modine Manufacturing Co. ............................         2,488
      200    Superior Industries International, Inc...............         5,338
      300 *  Tower Automotive, Inc................................         4,894
                                                                     -----------
                                                                          56,768
                                                                     -----------
             AUTO - REPLACEMENT PARTS - 0.46%
      100 *  Aftermarket Technology Corp..........................           945
      500    Collins & Aikman Corp................................         2,968
      100 *  Discount Auto Parts, Inc. ...........................         1,425
      100 *  Dura Automotive System, Inc. ........................         1,875
      100    Gentek, Inc. ........................................           881
      100    Kaydon Corp..........................................         2,481
      110    Myers Industries, Inc. ..............................         1,547
      400    Pep Boys-Manny, Moe & Jack...........................         5,000
      100    Simpson Industries, Inc..............................         1,047
      200    Smith A. O. Corp. ...................................         4,850
      100    Standard Motor Products, Inc. .......................         1,613
      100    Standard Products Co., Class A.......................         3,650
                                                                     -----------
                                                                          28,282
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
             BANKS - OTHER - 0.16%
      100    Alabama National Bancorp.............................   $     2,374
      100    First Merchants Corp. ...............................         2,324
      100    Premier National Bancorp, Inc. ......................         1,838
      400    Republic Security Financial Co. .....................         3,375
                                                                     -----------
                                                                           9,911
                                                                     -----------
             BANKS - REGIONAL - 9.98%
      200    AMCORE Financial, Inc................................         4,724
      200    Anchor BanCorp Wisconsin, Inc. ......................         3,199
      100    Area Bancshares Corp. ...............................         2,600
        2    BancFirst Corp.......................................            65
      500    BancorpSouth, Inc. ..................................         8,688
      200    BancWest Corp. ......................................         8,363
       45    Bank Atlantic Bancorp, Class A.......................           228
      300    Bank Atlantic Bancorp, Class B.......................         1,875
      200    Bank United Corp. ...................................         7,800
      190    Banknorth Group, Inc. ...............................         6,418
      103 *  BOK Financial Corp. .................................         2,176
      100    BSB Bancorp, Inc. ...................................         2,206
      100    BT Financial Corp. ..................................         2,213
      200    Carolina First Corp. ................................         4,138
      100    Cathay Bancorp, Inc. ................................         3,838
      100    Century South Banks, Inc. ...........................         2,438
      125    Chemical Financial Corp. ............................         4,078
    1,107    Chittenden Corp. ....................................        34,180
      200    Citizens Banking Corp. ..............................         5,550
      100    City Holding Co. ....................................         1,588
      100    Commerce Bancorp, Inc. ..............................         4,481
      100    Commonwealth Bancorp, Inc. ..........................         1,688
    1,600    Community First Bankshares, Inc. ....................        30,450
      100    Community Trust Bancorp, Inc. .......................         2,150
      100    Corus Bankshares, Inc. ..............................         2,744
      100    CPB, Inc. ...........................................         2,475
    2,300    Cullen/Frost Bankers, Inc. ..........................        66,413
      100    East West Bancorp, Inc. .............................         1,238
      103    F&M National Corp. ..................................         3,090
      100    FCNB Corp. ..........................................         1,800
      400    First American Financial Corp., Class A..............         5,925
      100    First Busey Corp.....................................         2,350
      100    First Charter Corp. .................................         1,900
      200    First Commonwealth Financial Corp. ..................         5,675
      100    First Federal Capital Corp. .........................         1,575
      110    First Financial Bankshares...........................         3,740
      100    First Financial Corp. ...............................         3,519
      200    First Midwest Bancorp, Inc. .........................         8,175
      100 *  First Republic Bank..................................         2,500
      200    First United Bancshares, Inc. .......................         3,213
      110    FNB Corp. ...........................................         2,819
       85    GBC Bancorp..........................................         1,737
      110    Grand Premier Financial, Inc. .......................         1,760
    1,800    Greater Bay Bancorp..................................        66,150

--------------------------------------------------------------------------------

 October 31, 1999       SMALL CAP VALUE FUND - CONTINUED        63

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            BANKS - REGIONAL - Continued
      100   Harbor Florida Bancshares, Inc. .......................   $    1,256
      105   Harleysville National Corp. ...........................        3,504
      100   Harris Financial, Inc. ................................        1,063
    3,250 * Imperial Bancorp.......................................       80,641
      600   Independence Community Bank............................        7,163
      100   Independent Bank Corp..................................        1,338
      100   International Bancshares Corp. ........................        4,538
      100   InterWest Bancorp, Inc.................................        1,850
      100   JeffBanks, Inc.........................................        2,969
      100   Mid State Bancshares...................................        3,400
      100   Mid-America Bancorp....................................        2,988
      100   National Bancorp of Alaska, Inc. ......................        2,600
      100   National City Bancshares, Inc. ........................        2,800
      100   National Penn Bancshares, Inc. ........................        2,631
      105   NBT Bancorp, Inc.......................................        1,962
      100   Niagara Bancorp, Inc. .................................        1,056
      200 * Ocwen Financial Corp. .................................        1,338
      100   Omega Financial Corp. .................................        3,225
      300   One Valley Bancorp, Inc................................       10,950
      100   Peoples Holding Company................................        3,225
      100   PFF Bancorp, Inc.......................................        2,038
    2,560   Provident Bankshares Corp. ............................       55,120
      200   Riggs National Corp....................................        3,025
      100   Second Bancorp, Inc. ..................................        2,550
      100 * Silicon Valley Bancshares..............................        3,263
      100   Simmons First National Corp. ..........................        2,975
      300   Susquehanna Bancshares, Inc. ..........................        4,988
      100   Texas Regional Bancshares, Inc., Class A...............        2,794
      100   U.S. Bancorp, Inc. ....................................        1,325
      300   U.S. Trust Corp. ......................................       24,338
      100   UMB Financial Corp. ...................................        4,063
      106   United National Bancorp................................        2,425
      300   UST Corp. .............................................        9,300
      300   Webster Financial Corp. ...............................        8,588
      110   West Coast Bancorp.....................................        1,519
      100   Westcorp, Inc. ........................................        1,563
      200   Whitney Holding Corp. .................................        7,400
                                                                      ----------
                                                                         611,703
                                                                      ----------
            BEVERAGE -
            BREWERS/DISTRIBUTORS - 0.16%
      100 * Canandaigua Brands, Inc., Class A......................        6,049
      100 * Mondavi, Robert Corp., Class A.........................        3,612
                                                                      ----------
                                                                           9,661
                                                                      ----------
            BROADCASTING - 0.06%
      100 * On Command Corp........................................        1,718
      200 * Sinclair Broadcast Group, Inc. ........................        1,999
                                                                      ----------
                                                                           3,717
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            BUILDING MATERIALS - 1.84%
      100 * Comfort Systems USA, Inc. .............................   $      724
      100 * Dal-Tile International, Inc. ..........................          930
      200   Fedders USA, Inc. .....................................        1,238
      100 * Genlyte Group, Inc. ...................................        2,231
      100 * Giant Cement Holding, Inc. ............................        1,913
      300   Interface, Inc., Class A...............................        1,219
      100 * NCI Building Systems, Inc. ............................        1,581
    1,250 * Nortek, Inc. ..........................................       38,281
    1,800   Texas Industries, Inc. ................................       64,463
                                                                      ----------
                                                                         112,580
                                                                      ----------
            CHEMICAL - MAJOR - 0.18%
      200   Albemarle Corp.........................................        3,549
      100   Chemed Corp. ..........................................        2,994
      100 * Hexcel Corp. ..........................................          538
      200 * Polymer Group, Inc. ...................................        3,913
                                                                      ----------
                                                                          10,994
                                                                      ----------
            CHEMICAL - MISCELLANEOUS - 2.09%
      300 * Agribiotech, Inc. .....................................          955
      400 * Airgas, Inc. ..........................................        3,799
      100   Arch Chemicals, Inc. ..................................        1,475
      200   Cambrex Corp...........................................        6,050
      100   ChemFirst, Inc.........................................        2,688
      369   CK Witco Corp. ........................................        3,459
    2,200 * Cytec Industries, Inc. ................................       56,788
      100   Dexter Corp............................................        3,506
      500   Ethyl Corp.............................................        2,063
      100   Ferro Corp.............................................        2,038
      100 * Fisher Scientific International, Inc. .................        2,481
      100   Geon Co................................................        2,625
      100   Georgia Gulf Corp. ....................................        2,156
      200 * Grace, W.R. & Co. .....................................        2,988
      100   H.B. Fuller Co.........................................        5,475
      400   Hanna, M.A. Co. .......................................        4,275
      100   Minerals Technologies, Inc. ...........................        4,313
      100   NL Industries, Inc. ...................................        1,156
      100 * Octel Corp. ...........................................        1,225
      300   Olin Corp. ............................................        4,144
      200   OM Group, Inc. ........................................        7,500
      300 * OMNOVA Solutions.......................................        2,100
      300   Schulman, A., Inc. ....................................        4,669
                                                                      ----------
                                                                         127,928
                                                                      ----------
            COAL - 0.09%
      100   Consol Energy, Inc. ...................................        1,164
      100   NACCO Industries, Inc., Class A........................        4,637
                                                                      ----------
                                                                           5,801
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            CONGLOMERATES - 0.16%
      300   Alexander & Baldwin, Inc...............................   $    7,199
      300   Ogden Corp. ...........................................        2,718
                                                                      ----------
                                                                           9,917
                                                                      ----------
            CONSUMER FINANCE - 0.06%
      300 * Arcadia Financial Ltd..................................        1,199
      100   WesBanco, Inc. ........................................        2,625
                                                                      ----------
                                                                           3,824
                                                                      ----------
            CONTAINERS - METAL/GLASS - 0.29%
      100 * Alltrista Corp. .......................................        2,293
      200   AptarGroup, Inc. ......................................        5,374
      200   CLARCOR, Inc. .........................................        3,413
      100 * CSS Industries, Inc. ..................................        2,231
      100   Greif Brothers Corp., Class A..........................        2,850
      100 * Silgan Holdings, Inc. .................................        1,538
                                                                      ----------
                                                                          17,699
                                                                      ----------
            CONTAINERS - PAPER - 0.19%
      200   Chesapeake Corp. ......................................        5,999
      200 * Gaylord Container Corp., Class A.......................        1,124
      200 * Ivex Packaging Corp. ..................................        1,888
      100   Rock-Tenn Co., Class A.................................        1,525
      100 * Shorewood Packaging Corp. .............................        1,269
                                                                      ----------
                                                                          11,805
                                                                      ----------
            COSMETICS/TOILETRIES - 0.02%
      100 * Playtex Products, Inc. ................................        1,200
                                                                      ----------
            DRUGS - 2.76%
      100   Bindley Western Industries, Inc. ......................        1,255
    5,350 * Bio-Technology General Corp. ..........................       52,163
      100   Carter-Wallace, Inc. ..................................        1,805
    4,500 * Dura Pharmaceuticals, Inc. ............................       57,516
      200 * Guilford Pharmaceuticals, Inc. ........................        3,150
      100   Herbalife International, Inc., Class A.................        1,475
    1,250 * King Pharmaceuticals, Inc. ............................       37,812
      100 * Neurogen Corp. ........................................        1,600
      100 * P-Com, Inc. ...........................................          463
      100 * Regeneron Pharmaceuticals, Inc. .......................          800
      100 * Roberts Pharmaceutical Corp. ..........................        3,225
      500 * Sicor, Inc. ...........................................        2,375
      200   Vertex Pharmaceuticals, Inc. ..........................        5,725
                                                                      ----------
                                                                         169,364
                                                                      ----------
            ELECTRIC PRODUCTS -
            MISCELLANEOUS - 0.13%
      300   CMP Group, Inc. .......................................        7,988
                                                                      ----------

--------------------------------------------------------------------------------

 64                                               October 31, 1999
                        SMALL CAP VALUE FUND - CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            ELECTRICAL EQUIPMENT - 0.89%
      100 * AMKOR Technologies, Inc. ..............................   $    2,018
      300   Avista Corp. ..........................................        5,400
      200   Belden, Inc. ..........................................        3,675
      200 * Cable Design Technologies Corp. .......................        3,875
      100 * Electro Rent Corp. ....................................        1,200
      100 * EMCOR Group, Inc. .....................................        1,875
      100 * Esterline Technologies Corp. ..........................        1,375
      100   General Cable Corp. ...................................          738
      400 * Intergraph Corp........................................        1,550
      100 * Intertan, Inc. ........................................        2,250
        5 * Juno Lighting, Inc. ...................................           53
      300 * Kemet Corp. ...........................................        9,591
      200 * Kent Electronics Corp. ................................        3,888
      200 * Pinnacle Holdings, Inc. ...............................        4,800
      100 * Stoneridge, Inc. ......................................        1,550
      100   Thomas Industries, Inc. ...............................        1,788
      100 * Triumph Group, Inc. ...................................        2,406
      300 * UCAR International, Inc. ..............................        5,869
      100 * WESCO International, Inc. .............................          788
                                                                      ----------
                                                                          54,689
                                                                      ----------
            ELECTRONIC INSTRUMENTS - 2.02%
      200 * Ampex Corp., Class A...................................          487
      100   Analogic Corp. ........................................        2,624
       34   Avnet, Inc. ...........................................        1,838
      200   BMC Industries, Inc. ..................................        1,163
      200 * Checkpoint Systems, Inc. ..............................        1,500
      100 * Commscope, Inc. .......................................        3,988
      100   Gerber Scientific, Inc. ...............................        1,888
      100 * Hadco Corp. ...........................................        3,675
      100   Harman International Industries, Inc. .................        4,088
      300 * Imation Corp. .........................................        9,206
      100 * ITI Technologies, Inc. ................................        2,713
      200 * MagnaTek, Inc. ........................................        1,375
      100   Methode Electronics, Inc., Class A.....................        1,600
      117 * Metromedia Fiber Network, Inc. ........................        3,868
      100   Park Electrochemical Corp. ............................        3,488
      200   Pioneer-Standard Electronics, Inc. ....................        2,613
      100   Pittston Bax Group.....................................          738
      300   Pittston Brink's Group.................................        5,756
      300 * Read-Rite Corp. .......................................        1,181
      100 * Rogers Corp. ..........................................        3,625
      400 * Sensormatic Electronics Corp. .........................        6,050
      300   Tektronix, Inc. .......................................       10,125
      100 * Thermedics, Inc. ......................................          531
      100 * ThermoQuest Corp. .....................................        1,050
      100 * Varian, Inc. ..........................................        1,888
    1,912 * Vishay Intertechnology, Inc. ..........................       46,725
                                                                      ----------
                                                                         123,783
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            ENTERTAINMENT - 0.32%
      200 * Ascent Entertainment Group, Inc. ......................   $    3,474
      300 * Aztar Corp. ...........................................        2,905
      100 * Carmike Cinemas, Inc., Class A.........................        1,206
      300 * Florida Panthers Holdings, Inc. .......................        2,906
      100   Gaylord Entertainment Co. .............................        3,256
      200 * GTECH Holdings Corp. ..................................        4,025
      100 * Loews Cineplex Entertainment Corp. ....................          681
      100 * Trans World Entertainment Corp. .......................        1,038
                                                                      ----------
                                                                          19,491
                                                                      ----------
            FERTILIZERS - 0.02%
      200   Mississippi Chemical Corp. ............................        1,112
      300   Terra Industries, Inc. ................................          355
                                                                      ----------
                                                                           1,467
                                                                      ----------
            FINANCE COMPANIES - 0.26%
      300 * Amresco, Inc.  ........................................          880
      200   Charter Municipal Mortgage
            Acceptance Co. ........................................        2,474
      100 * Contifinancial Corp. ..................................           41
      200 * Credit Acceptance Corp. ...............................        1,125
      100   Doral Financial Corp. .................................        1,281
      100 * Franchise Mortgage Acceptance Co. .....................          763
      100   Freedom Securities Corp. ..............................        1,488
      200 * Imperial Credit Industries, Inc. ......................        1,075
      400   Phoenix Investment Partners, Ltd. .....................        3,375
      200   Resource Bancshares Mortgage Group.....................        1,125
      100 * Triad Guaranty, Inc. ..................................        2,056
      200 * UniCapital Corp. ......................................          325
                                                                      ----------
                                                                          16,008
                                                                      ----------
            FINANCIAL SERVICES - 1.37%
      100   Advanta Corp. .........................................        1,780
      100   Advest Group, Inc. ....................................        1,930
      100   First Liberty Financial Corp. .........................        3,113
      200   Jefferies Group, Inc. .................................        4,263
      300   Leucadia National Corp. ...............................        7,031
      100 * National Processing, Inc. .............................          869
      100 * New Century Financial Corp. ...........................        1,369
      200   Resource America, Inc. ................................        1,450
    3,150   Richmond Count Financial Corp. ........................       57,881
      200   United Asset Management Corp. .........................        4,150
                                                                      ----------
                                                                          83,836
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            FOODS - 2.76%
      100 * Agribrands International, Inc. ........................   $    4,424
      100 * Aurora Foods, Inc. ....................................        1,287
      300   Chiquita Brands International, Inc. ...................        1,425
      300   Corn Products International, Inc. .....................        9,769
      100 * Del Monte Foods Co. ...................................        1,394
    2,200   Earthgrains Co. .......................................       50,188
      100 * Grand Union Co. .......................................        1,250
      200   Imperial Sugar Co. ....................................        1,063
      100 * International Home Foods, Inc. ........................        1,913
      100   International Multifoods Corp. ........................        2,113
      100   Interpool, Inc. .......................................          763
      100 * J & J Snack Foods Corp. ...............................        1,925
      100   Lance, Inc. ...........................................        1,206
      100   Michael Foods, Inc. ...................................        2,550
      400 * NBTY, Inc. ............................................        3,225
    1,700 * Performance Food Group Co. ............................       46,113
      270 * Ralcorp Holdings, Inc. ................................        5,265
      200   Smucker, J.M. Co., Class A.............................        3,975
      300 * Suiza Foods Corp. .....................................       10,819
      300   Trinity Industries, Inc. ..............................        8,944
      300   Universal Foods Corp. .................................        5,738
      200 * Vlasic Foods International, Inc. ......................        1,538
      100   Worthington Foods, Inc. ...............................        2,369
                                                                      ----------
                                                                         169,256
                                                                      ----------

            FOOTWEAR - 0.13%
      100 * Just For Feet, Inc. ...................................          137
      100   Justin Industries, Inc. ...............................        1,399
      300 * Reebok International, Ltd. ............................        2,944
      100   Stride Rite Corp. .....................................          656
      300   Wolverine World Wide, Inc. ............................        3,075
                                                                      ----------
                                                                           8,211
                                                                      ----------

            FREIGHT - 0.39%
      200   Air Express International Corp. .......................        5,324
      400   Airborne Freight Corp. ................................        8,599
      200   J.B. Hunt Transport Services...........................        2,575
      200   Overseas Shipholding Group, Inc. ......................        2,575
      100 * SEACOR SMIT, Inc. .....................................        4,575
                                                                      ----------
                                                                          23,648
                                                                      ----------

            HARDWARE & TOOLS - 0.03%
      100   Barnes Group, Inc. ....................................        2,031
                                                                      ----------

--------------------------------------------------------------------------------

 October 31, 1999       SMALL CAP VALUE FUND - CONTINUED        65

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------

            HEALTHCARE - 0.49%
      100 * Alterra Healthcare Corp. ..............................   $      587
      100 * AmeriPath, Inc. .......................................          740
      400 * Apria Healthcare Group, Inc. ..........................        6,325
      100   Block Drug Co., Inc., Class A..........................        3,488
      100 * First Health Group Corp. ..............................        2,325
      400 * Integrated Health Services, Inc. ......................          113
      200   Invacare Corp. ........................................        4,175
      500 * Laboratory Corp. of America Holdings...................        1,500
      300 * Matria Healthcare, Inc. ...............................        1,209
      100 * NCS HealthCare, Inc., Class A..........................          297
      500 * PhyCor, Inc. ..........................................        1,250
      500 * Quorum Health Group, Inc. .............................        4,000
      200 * Sierra Health Services, Inc. ..........................        1,463
      400 * Sun Healthcare Group, Inc. ............................           40
      200 * Sunrise Medical, Inc. .................................        1,125
      100 * Unilab Finance Corp....................................          569
      200 * US Oncology, Inc. .....................................          894
                                                                      ----------
                                                                          30,100
                                                                      ----------

            HEAVY DUTY TRUCKS/PARTS - 0.68%
      100   Bandag, Inc. ..........................................        2,499
      100   Detroit Diesel Corp. ..................................        1,818
      100   Titan International, Inc. .............................          719
    2,300   Wabash National Corp. .................................       36,513
                                                                      ----------
                                                                          41,549
                                                                      ----------
            HOMEBUILDERS - 0.46%
      300   D R Horton, Inc. ......................................        3,543
      100 * Del Webb Corp. ........................................        2,205
      300   Kaufman & Broad Home Corp. ............................        6,019
      200   M.D.C. Holdings, Inc. .................................        3,125
      200   Pulte Corp. ...........................................        4,025
      100   Ryland Group, Inc. ....................................        2,063
      100   Standard Pacific Corp. ................................        1,075
      200 * Toll Brothers, Inc. ...................................        3,500
      100 * U.S. Home Corp. .......................................        2,800
                                                                      ----------
                                                                          28,355
                                                                      ----------

            HOSPITAL MANAGEMENT - 0.20%
      700 * Beverly Enterprises, Inc. .............................        2,755
      400 * Coventry Health Care, Inc. ............................        2,299
      100 * DVI, Inc. .............................................        1,350
      100 * Lifepoint Hospitals, Inc. .............................        1,181
      300 * Magellan Health Services, Inc. ........................        1,819
      100 * Triad Hospitals, Inc. .................................          975
      400   Ventas, Inc. ..........................................        1,950
                                                                      ----------
                                                                          12,329
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------

            HOSPITAL SUPPLIES - 0.82%
      100 * Acuson Corp. ..........................................   $    1,037
      100   Arrow International, Inc. .............................        2,712
      200 * Coherent, Inc. ........................................        4,113
      100 * Datascope Corp. .......................................        3,600
      100   Diagnostic Products Corp. .............................        2,325
    3,800   Owens & Minor, Inc. ...................................       35,625
      100 * PSS World Medical, Inc. ...............................          775
                                                                      ----------
                                                                          50,187
                                                                      ----------

            HOUSEHOLD PRODUCTS - 1.32%
      100   Bush Industries, Inc. .................................        1,455
    2,600   Church & Dwight Co., Inc. .............................       67,762
      100   Libbey, Inc. ..........................................        2,650
      100   Mikasa, Inc. ..........................................        1,144
      100   Pittway Corp., Class A.................................        3,300
      100 * Select Comfort Corp. ..................................          563
      200   Tupperware Corp. ......................................        3,963
                                                                      ----------
                                                                          80,837
                                                                      ----------

            HUMAN RESOURCES - 0.65%
      290 * Interim Services, Inc. ................................        4,766
      100   Kelley Services, Inc., Class A.........................        2,930
    1,100 * Korn/Ferry International, Inc. ........................       24,475
      500   Olsten Corp. ..........................................        5,031
      200 * Personnel Group of America, Inc. ......................        1,338
      200 * Staffmark, Inc. .......................................        1,438
                                                                      ----------
                                                                          39,978
                                                                      ----------

            INFORMATION PROCESSING - 0.28%
      100 * Ashton Technology Group, Inc. .........................          640
      300 * CHS Electronics, Inc. .................................          262
      200 * Fritz Companies, Inc. .................................        2,238
      100 * Learn2.com, Inc. ......................................          303
      200 * Pegasystems, Inc. .....................................        1,563
      100 * Rare Medium Group, Inc. ...............................        1,475
      600 * Sybase, Inc. ..........................................        8,100
      300 * Systemax, Inc. ........................................        2,456
                                                                      ----------
                                                                          17,037
                                                                      ----------

            INFORMATION PROCESSING -
            BUSINESS SOFTWARE - 0.64%
      100 * Aspen Technology, Inc. ................................        1,275
      800 * Symantec Corp. ........................................       38,200
                                                                      ----------
                                                                          39,475
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------

            INFORMATION PROCESSING -
            COMPUTER HARDWARE SYSTEMS - 0.79%
      100 * Hutchinson Technology, Inc. ...........................   $    2,549
      500 * Komag, Inc. ...........................................          827
      300 * MEMC Electronic Materials, Inc. .......................        4,275
      700 * Merisel, Inc. .........................................          941
      100   OEA, Inc. .............................................          688
      714 * Radisys Corp. .........................................       37,842
      400 * Western Digital Corp. .................................        1,275
                                                                      ----------
                                                                          48,397
                                                                      ----------
            INFORMATION PROCESSING -
            COMPUTER SERVICES - 0.60%
      900   National Computer Systems, Inc. .......................       34,031
      100 * Nichols Research Corp. ................................        2,856
                                                                      ----------
                                                                          36,887
                                                                      ----------

            INFORMATION PROCESSING -
            DATA SERVICES - 1.58%
      200 * Anixter International, Inc. ...........................        4,174
      100 * Applied Graphics Technology, Inc. .....................          712
      100 * Auspex Systems, Inc. ..................................          556
      100 * Avant! Corp. ..........................................        1,288
    1,550 * CSG Systems International, Inc. .......................       53,184
      125 * EMC Corp. .............................................        9,125
      100 * GT Interactive Software Corp. .........................          275
      200 * In Focus Systems, Inc. ................................        3,963
      200 * Information Resources, Inc. ...........................        2,125
      100 * JDA Software Group, Inc. ..............................          900
      100 * Manugistics Group, Inc. ...............................        1,150
      300 * Mentor Graphics Corp. .................................        2,419
      200   MTS Systems Corp. .....................................        2,025
      300 * Paxar Corp. ...........................................        2,794
      100 * Phoenix Technologies, Ltd. ............................        1,150
      200 * Primark Corp. .........................................        5,075
      300 * S3, Inc. ..............................................        3,000
      100 * Volt Information Sciences, Inc. .......................        1,975
      100 * Wave Systems Corp. ....................................          950
                                                                      ----------
                                                                          96,840
                                                                      ----------

            INFORMATION PROCESSING -
            NETWORKING - 0.08%
      100 * Hypercom Corp. ........................................          799
      300 * Picturetel Corp. ......................................        1,049
      200 * Ziff-Davis, Inc. ......................................        2,988
                                                                      ----------
                                                                           4,836
                                                                      ----------

--------------------------------------------------------------------------------

 66                                               October 31, 1999
                       SMALL CAP VALUE FUND - CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------

            INSURANCE - CASUALTY - 0.95%
      100 * Acceptance Insurance Co., Inc. ........................   $    1,443
      135   Allstate Corp..........................................        3,880
      100   Baldwin & Lyons, Inc., Class B.........................        2,062
      200   Commerce Group, Inc. ..................................        5,075
      200   Frontier Insurance Group, Inc. ........................        1,775
      300   HCC Insurance Holdings, Inc............................        3,375
      400   Orion Capital Corp. ...................................       19,550
      100   Philadelphia Consolidated Holding Co. .................        1,450
      100   PMA Capital Corp. .....................................        2,000
      400   Reliance Group Holdings, Inc. .........................        1,425
      100 * Risk Capital Holdings, Inc. ...........................        1,306
      100   RLI Corp. .............................................        3,331
      200   Selective Insurance Group, Inc. .......................        3,738
      100   State Auto Financial Corp. ............................        1,150
      100   Stewart Information Services Corp. ....................        1,488
      100 * Superior National Insurance Group, Inc. ...............        1,200
      100   Trenwick Group, Inc. ..................................        2,031
      100   United Fire & Casualty Co. ............................        2,231
                                                                      ----------
                                                                          58,510
                                                                      ----------
            INSURANCE - LIFE - 0.59%
      100   Guarantee Life Co., Inc. ..............................        3,105
      100   Kansas City Life Insurance Co. ........................        3,888
      400   Mony Group, Inc. ......................................       12,600
      200   Presidential Life Corp. ...............................        3,675
      100   StanCorp Financial Group, Inc. ........................        2,538
      300 * UICI...................................................        7,950
      100   W.R. Berkley Corp. ....................................        2,294
                                                                      ----------
                                                                          36,050
                                                                      ----------
            INSURANCE - MISCELLANEOUS - 0.87%
      200   Capital Re Corp. ......................................        2,824
      100   Chicago Title Corp. ...................................        4,405
      200   Fidelity National Financial, Inc. .....................        3,138
      100   Foremost Corp. of America..............................        2,825
      100   Harleysville Group, Inc. ..............................        1,706
      100   Liberty Corp. .........................................        4,806
      200 * Mid Atlantic Med Services, Inc. .......................        1,088
      100   MMI Companies, Inc. ...................................          819
      500   Ohio Casualty Corp. ...................................        8,344
      100 * PICO Holdings, Inc. ...................................        1,644
      300   Radian Group, Inc. ....................................       15,844
      100   SCPIE Holdings, Inc. ..................................        3,513
      100   Zenith National Insurance Corp. .......................        2,231
                                                                      ----------
                                                                          53,187
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------

            INSURANCE - MULTILINE - 2.53%
      300   Alfa Corp. ............................................   $    5,362
      100   American Annuity Group, Inc. ..........................        1,793
      100   AmerUs Life Holdings, Inc. ............................        2,413
      100   Argonaut Group, Inc....................................        2,406
      100   CNA Surety Corp. ......................................        1,150
      100 * Delphi Financial Group, Inc., Class A..................        3,200
      100   FBL Financial Group, Inc., Class A.....................        1,831
    1,050   Gallagher, Arthur J & Co. .............................       54,338
    2,600   Horace Mann Educators Corp. ...........................       73,288
      100   LandAmerica Financial Group, Inc. .....................        1,856
      210 * Medical Assurance, Inc. ...............................        4,909
      100 * Professionals Group, Inc. .............................        2,406
                                                                      ----------
                                                                         154,952
                                                                      ----------
            LEISURE TIME - 1.56%
      600   AMF Bowling, Inc. .....................................        2,662
    1,150 * Bally Total Fitness Holding Corp. .....................       27,671
      300 * Boyd Gaming Corp. .....................................        1,950
      400   Callaway Golf Co. .....................................        5,375
      200 * Dollar Thrifty Automotive Group, Inc. .................        3,375
      100 * Family Golf Centers, Inc. .............................          163
      200 * Handleman Co. .........................................        3,225
      200 * Hollywood Park, Inc. ..................................        3,463
      200 * Players International, Inc. ...........................        1,475
    4,400 * Sunterra Corp. ........................................       44,000
      100 * Vail Resorts, Inc. ....................................        2,225
                                                                      ----------
                                                                          95,584
                                                                      ----------
            LODGING - 0.34%
      100   Deltic Timber Corp. ...................................        2,243
      300 * Extended Stay America, Inc. ...........................        2,493
      200 * Lodgian, Inc. .........................................          963
      200   Marcus Corp. ..........................................        2,813
      400   Meristar Hospitality Corp. ............................        6,425
      400 * Prime Hospitality Corp. ...............................        3,125
    1,000   Wyndham International, Inc. ...........................        2,875
                                                                      ----------
                                                                          20,937
                                                                      ----------
            MACHINE TOOLS - 0.12%
      300   Milacron, Inc. ........................................        4,930
      100   Starrett, L.S. Co. ....................................        2,399
                                                                      ----------
                                                                           7,329
                                                                      ----------
            MACHINERY - AGRICULTURE - 0.15%
      500   AGCO Corp. ............................................        5,374
      100   Toro Co. ..............................................        3,587
                                                                      ----------
                                                                           8,961
                                                                      ----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------

            MACHINERY - CONSTRUCTION &
            CONTRACTS - 1.80%
      100 * CDI Corp. ............................................   $     2,649
      100   Columbus McKinnon Corp. ..............................         1,205
      300   Foster Wheeler Corp. .................................         3,375
    1,800   Granite Construction, Inc. ...........................        37,238
      300   Harnischfeger Industries, Inc. .......................           338
      100 * Jacobs Engineering Group, Inc. .......................         3,550
      200   Kaman Corp., Class A .................................         2,200
      400   Lennar Corp. .........................................         6,575
      300 * Morrison Knudsen Corp. ...............................         2,738
      100 * National Equipment Services, Inc. ....................         1,056
      200 * Nationsrent, Inc. ....................................         1,275
      100   Sauer, Inc. ..........................................         1,294
      100   Stone & Webster, Inc. ................................         1,550
      100   T.J. International, Inc. .............................         3,100
    1,600 * Terex Corp. ..........................................        42,300
                                                                     -----------
                                                                         110,443
                                                                     -----------
            MACHINERY - INDUSTRIAL/SPECIALTY - 1.26%
      200   AAR Corp. ............................................         3,337
      102 * Albany International Corp., Class A...................         1,548
      200   Applied Industrial Tech., Inc. .......................         3,150
      200   Baldor Electric Co. ..................................         3,888
      100   Burlington Coat Factory Warehouse Corp. ..............         1,713
      200   Exide Corp. ..........................................         1,775
      300   Flowserve Corp. ......................................         5,063
      100 * Gardner Denver, Inc. .................................         1,206
      100 * Halter Marine Group, Inc. ............................           544
      200   Hughes Supply, Inc. ..................................         4,338
      200   IDEX Corp. ...........................................         4,925
      100 * Ionics, Inc. .........................................         2,950
      100   JLG Industries, Inc. .................................         1,281
      200 * Kulicke & Soffa Industries, Inc. .....................         5,888
      200   Lilly Industries, Inc., Class A.......................         2,688
      200   Lincoln Electric Holdings, Inc. ......................         4,475
      100   Nordson Corp. ........................................         4,431
      200   Regal-Beloit Corp. ...................................         4,350
      100   Robbins & Myers, Inc. ................................         1,619
       71 * Speedfam-IPEC, Inc. ..................................           785
      100 * SPS Technologies, Inc. ...............................         3,100
      200   Stewart & Stevenson Services..........................         2,650
      100 * Synthetic Industries, Inc. ...........................         2,825
      400   Timken Co. ...........................................         7,175
      100   Watts Industries, Inc., Class A.......................         1,369
                                                                     -----------
                                                                          77,073
                                                                     -----------

-------------------------------------------------------------------------------

 October 31, 1999       SMALL CAP VALUE FUND - CONTINUED        67

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            MEDICAL TECHNOLOGY - 0.53%
      100 * Bio-Rad Laboratories, Inc., Class A...................   $     2,399
      100 * Haemonetics Corp. ....................................         1,868
      100 * Maxxim Med, Inc.......................................         2,400
      200 * PE Corp. Celera Genomics..............................         7,825
      100 * Protein Design Labs, Inc. ............................         4,006
      200 * Quest Diagnostics, Inc. ..............................         5,600
      200 * Serologicals Corp. ...................................           775
      200   Varian Medical Systems, Inc. .........................         4,213
      100   West Pharmaceutical Services, Inc. ...................         3,456
                                                                     -----------
                                                                          32,542
                                                                     -----------
            MERCHANDISE - DRUG - 0.06%
      500 * Perrigo Co. ..........................................         3,781
                                                                     -----------
            MERCHANDISE - SPECIALTY - 2.96%
    1,500 * Ames Department Stores, Inc...........................        47,530
      200   Arctic Cat, Inc.......................................         1,899
      100 * Avid Technology, Inc. ................................         1,106
      100 * Barnesandnoble.com, Inc. .............................         1,838
      200 * Bombay Co., Inc. .....................................           825
      200 * Boyds Collection, Ltd. ...............................         1,588
      100 * Bush Boake Allen, Inc. ...............................         2,338
      100   Caseys General Stores, Inc. ..........................         1,288
      200   Cash America International, Inc. .....................         1,888
      100 * Central Garden & Pet Co. .............................           725
      800 * Charming Shoppes, Inc.................................         3,975
      400 * Compucom Systems, Inc. ...............................         1,288
      600 * CompUSA, Inc. ........................................         3,413
      100 * Daisytek International Corp. .........................         1,663
      100 * Department 56, Inc. ..................................         1,900
      100 * Earthshell Corp.......................................           344
      100 * Finish Line, Inc. ....................................           691
      100 * Franklin Covey Co. ...................................           806
      100   Hancock Holding Co. ..................................         3,950
      300 * Homebase, Inc. .......................................         1,144
      300 * Inacom Corp. .........................................         1,444
      100 * International Specialty Products, Inc. ...............           756
      100   Jostens, Inc. ........................................         2,113
    2,050 * Michaels Stores, Inc. ................................        68,803
      200 * Micro Warehouse, Inc. ................................         2,425
      700 * OfficeMax, Inc. ......................................         3,544
      100 * O'Sullivan Industries Holdings, Inc. .................         1,550
      200 * Petco Animal Supplies, Inc............................         2,313
      100   Russ Berrie and Co., Inc. ............................         1,925

 NUMBER                                                                MARKET
OF SHARES                                                               VALUE

--------------------------------------------------------------------------------
           MERCHANDISE - SPECIALTY - Continued
     200   Seitel, Inc. ..........................................   $     1,588
     100 * Sitel Corp. ...........................................           450
     100   South Jersey Industries, Inc. .........................         2,600
     100 * Spiegel, Inc., Class A.................................         1,450
     200   Sturm, Ruger & Co., Inc. ..............................         1,775
     200 * Twinlab Corp. .........................................         1,625
     200 * United Stationers, Inc. ...............................         5,100
     300 * US Office Products Co. ................................           825
     100 * West Marine, Inc. .....................................           900
                                                                     -----------
                                                                         181,385
                                                                     -----------
           MERCHANDISING - DEPARTMENT - 0.08%
     300 * Borders Group, Inc. ...................................         3,899
     100   Pier 1 Imports, Inc. ..................................           593
     100 * Stein Mart, Inc........................................           663
                                                                     -----------
                                                                           5,155
                                                                     -----------
           MERCHANDISING - FOOD - 0.86%
     300   Fleming Companies, Inc. ...............................         3,580
   1,400   Great Atlantic & Pacific Tea Co. ......................        39,987
     100   Ingles Markets, Inc., Class A..........................         1,294
     200   Ruddick Corp. .........................................         3,413
     100   Sanderson Farms, Inc. .................................           994
     100   Smart & Final, Inc. ...................................           913
     100 * Smithfield Foods, Inc. ................................         2,275
       2   Supervalu, Inc. .......................................            42
     100 * Zapata Corp. ..........................................           513
                                                                     -----------
                                                                          53,011
                                                                     -----------
           MERCHANDISING - MASS - 0.08%
     200 * ShopKo Stores, Inc. ...................................         5,013
                                                                     -----------
           METALS - ALUMINUM - 0.06%
     100 * ACX Technologies, Inc. ................................           780
     100   IMCO Recycling, Inc. ..................................         1,462
     200 * Kaiser Aluminum Corp. .................................         1,288
                                                                     -----------
                                                                           3,530
                                                                     -----------
           METALS - COPPER - 0.29%
     300   ASARCO, Inc. ..........................................         8,849
      72   Phelps Dodge Corp. ....................................         4,063
     200   Southern Peru Copper Corp. ............................         3,250
     100 * Wolverine Tube, Inc....................................         1,375
                                                                     -----------
                                                                          17,537
                                                                     -----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            METALS - MISCELLANEOUS - 0.31%
      100   Brush Wellman, Inc. ...................................   $    1,324
      100   Castle A. M. & Co. ....................................        1,237
       50 * CIRCOR International, Inc. ............................          475
      100   Commercial Metals Co. .................................        3,263
      200   Kennametal, Inc. ......................................        5,750
      200   Precision Castparts Corp. .............................        5,900
      100 * RTI International Metals, Inc. ........................          725
      100   Titanium Metals Corp. .................................          600
                                                                     -----------
                                                                          19,274
                                                                     -----------
            METALS - STEEL - 2.06%
      191   AK Steel Holding Corp. ................................        3,308
    1,000 * Bethlehem Steel Corp. .................................        6,937
      100   Carpenter Technology Corp. ............................        2,438
      100 * Citation Corp. ........................................        1,644
      100   Cleveland-Cliffs, Inc. ................................        2,988
      100   Commercial Intertech Corp. ............................        1,269
    2,600   Gibraltar Steel Corp. .................................       63,538
      300   Harsco Corp. ..........................................        8,831
      200   Intermet Corp. ........................................        2,025
      700   LTV Corp. .............................................        2,538
      200 * Metals USA, Inc. ......................................        1,488
      200 * Mueller Industries, Inc. ..............................        6,388
      100   National Steel Corp., Class B..........................          600
      200   Oregon Steel Mills, Inc. ..............................        1,688
      100   Quanex Corp. ..........................................        2,169
      150   Reliance Steel & Aluminum Co. .........................        3,150
      100   Rouge Industries, Inc., Class A........................          563
       61   Ryerson Tull, Inc. ....................................        1,251
      100   Valmont Industries, Inc. ..............................        1,738
      600   Worthington Industries, Inc. ..........................        9,975
      100 * Wyman-Gordon Co. ......................................        1,969
                                                                     -----------
                                                                         126,495
                                                                     -----------
            MISCELLANEOUS - 1.19%
      600 * 7-eleven, Inc. ........................................        1,199
      200 * ABC-Naco, Inc. ........................................        2,149
      100   AMCOL International Corp. .............................        1,225
      100 * AMERCO, Inc. ..........................................        2,944
      100   Arch Coal, Inc. .......................................        1,119
      100 * Assisted Living Concepts, Inc. ........................          113
      103   Blount International, Inc. ............................        1,513
      200 * Brightpoint, Inc. .....................................        1,569
       41 * Building One Services Corp. ...........................          456
      300   Cabot Industrial Trust.................................        6,000

--------------------------------------------------------------------------------

 68                                               October 31, 1999
                       SMALL CAP VALUE FUND - CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            MISCELLANEOUS - Continued
      100 * Integrated Electrical Services, Inc. ..................   $    1,088
      200 * IT Group, Inc. ........................................        1,975
      200 * Sola International, Inc. ..............................        2,800
      700   USEC, Inc. ............................................        6,344
      200 * Veritas DGC, Inc. .....................................        2,813
      100 * Veterinary Centers of America, Inc. ...................        1,175
    1,950   Westinghouse Air Brake Co. ............................       35,831
      100   Woodward Governor Co. .................................        2,650
                                                                      ----------
                                                                          72,963
                                                                      ----------
            MOBILE HOMES - 0.16%
      100 * Champion Enterprises, Inc. ............................          912
      100   Coachmen Industries, Inc. .............................        1,468
      200   Fleetwood Enterprises, Inc. ...........................        4,363
      300   Oakwood Homes Corp. ...................................          881
      100   Skyline Corp. .........................................        2,488
                                                                      ----------
                                                                          10,112
                                                                      ----------
            MULTIMEDIA - 0.03%
      100   Gray Communications Systems, Inc. .....................        1,800
                                                                      ----------
            NATURAL GAS - DIVERSIFIED - 0.77%
      200   Atmos Energy Corp. ....................................        4,537
      100   Cascade Natural Gas Corp. .............................        1,812
      200   Eastern Enterprises....................................       10,225
      100   Laclede Gas Co. .......................................        2,131
      100   New Jersey Resources Corp. ............................        4,069
      100 * Southern Union Co. ....................................        2,025
      200   Southwest Gas Corp. ...................................        4,650
      300   UGI Corp. .............................................        7,200
      100   Western Gas Resources, Inc. ...........................        1,644
      300   WICOR, Inc. ...........................................        8,925
                                                                      ----------
                                                                          47,218
                                                                      ----------
            OIL - INTEGRATED DOMESTIC - 0.20%
      100 * Belco Oil and Gas Corp. ...............................          624
      100   Cross Timbers Oil Co. .................................        1,112
      600   Pennzoil-Quaker State Co. .............................        7,088
      300 * Tesoro Petroleum Corp. ................................        3,638
                                                                      ----------
                                                                          12,462
                                                                      ----------
            OIL - SERVICE - PRODUCTS - 0.38%
      200 * Global Industrial Technologies, Inc. ..................        2,449
      100 * Global Industries, Inc. ...............................          800
      100 * IRI International Corp. ...............................          400
      100 * Lone Star Technologies, Inc. ..........................        2,094
      100 * Maverick Tube Corp. ...................................        1,850

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            OIL - SERVICE - PRODUCTS - Continued
      500 * Parker Drilling Co. ...................................   $    1,875
      400 * Pride International, Inc. .............................        5,500
      100   RPC, Inc. .............................................          694
      100   SEMCO Energy, Inc. ....................................        1,406
      100 * TransMontaigne, Inc. ..................................        1,163
      500 * Varco International, Inc. .............................        5,281
                                                                      ----------
                                                                          23,512
                                                                      ----------
            OIL - SERVICES - 1.74%
      800 * BJ Services Co. .......................................       27,449
       34   Devon Energy Corp. ....................................        1,321
      600 * Key Energy Services, Inc. .............................        2,699
    3,300 * Marine Drilling Companies, Inc. .......................       53,419
      200   Mascotech, Inc. .......................................        2,913
      100 * McMoRan Exploration Co. ...............................        2,238
      100 * Oceaneering International, Inc. .......................        1,356
      200 * Offshore Logistics, Inc. ..............................        1,850
      200 * Pool Energy Services Co. ..............................        4,363
      200 * Tuboscope, Inc. .......................................        2,225
      100 * U S Liquids, Inc. .....................................          669
      300 * Unova, Inc. ...........................................        3,994
      100 * UTI Energy Corp. ......................................        1,919
                                                                      ----------
                                                                         106,415
                                                                      ----------
            OIL/GAS PRODUCERS - 1.98%
      100 * Brown, Tom, Inc. ......................................        1,374
      200   Cabot Oil & Gas Corp., Class A.........................        3,224
      400 * Chesapeake Energy Corp. ...............................        1,450
      300 * EEX Corp. .............................................        1,106
      300   Equitable Resources, Inc. .............................       10,950
    1,100 * Grey Wolf, Inc. .......................................        2,888
    1,000 * Harken Energy Corp. ...................................        1,000
      400   Helmerich & Payne, Inc. ...............................        9,525
      100 * Houston Exploration Co. ...............................        1,956
      100 * HS Resources, Inc. ....................................        1,563
      400 * Input/Output, Inc. ....................................        2,100
      200 * Louis Dreyfus Natural Gas Corp. .......................        4,000
      200   Mitchell Energy & Development Corp.,
            Class A................................................        4,775
      100 * Newfield Exploration Co. ..............................        2,944
    1,850 * Nuevo Energy Co. ......................................       26,247
      300 * Patterson Energy, Inc. ................................        3,844
      700 * Pioneer Natural Resources Corp. .......................        6,563
    2,900 * Santa Fe Snyder Corp. .................................       25,013
      100   St. Mary Land & Exploration Co. .......................        2,550
      100 * Swift Energy Co. ......................................        1,038
      400   Valero Energy Corp. ...................................        7,350
                                                                      ----------
                                                                         121,460
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            PAPER/FOREST PRODUCTS - 1.63%
      100 * Boise Cascade Office Products Corp. ...................   $    1,024
      100*  Buckeye Technologies, Inc. ............................        1,512
      200   Caraustar Industries, Inc. ............................        4,825
      200   Glatfelter, P.H. Co. ..................................        2,925
      400   Longview Fibre Co. ....................................        4,550
    1,650   Potlatch Corp. ........................................       69,609
      200   Rayonier, Inc. ........................................        8,200
      100   Schweitzer-Mauduit, Inc. ..............................        1,194
      100   Standard Register Co. .................................        2,188
      100   Universal Forest Products, Inc. .......................        1,450
      200   Wausau-Mosinee Paper Corp. ............................        2,525
                                                                      ----------
                                                                         100,002
                                                                      ----------
            PHOTOGRAPHY - 0.14%
      300   Polaroid Corp. ........................................        6,693
      100 * Ultratech Stepper, Inc. ...............................        1,587
                                                                      ----------
                                                                           8,280
                                                                      ----------
            POLLUTION CONTROL - 0.10%
      300   Calgon Carbon Corp. ...................................        2,099
      100 * Cuno, Inc. ............................................        1,999
      100 * URS Corp. .............................................        1,800
                                                                      ----------
                                                                           5,898
                                                                      ----------
            PUBLISHING - NEWS - 1.81%
      800   Media General, Inc., Class A...........................       43,700
    1,550   McClatchy Co., Class A.................................       60,838
      200 * Network Equipment Technologies, Inc. ..................        2,037
      100   Pulitzer, Inc. ........................................        4,288
                                                                      ----------
                                                                         110,863
                                                                      ----------
            PUBLISHING/PRINTING - 0.62%
      100   American Business Products, Inc. ......................        1,306
      200   Banta Corp. ...........................................        4,525
      300   Bowne & Co., Inc. .....................................        3,338
      200   Harland, John H. Co. ..................................        3,800
      100 * Journal Register Co. ..................................        1,419
      100   Merrill Corp. .........................................        2,063
      380   Quebecor Printing, Inc. ...............................        8,764
      100 * Scholastic Corp. ......................................        4,650
      100 * Scientific Games Holdings Corp. .......................        1,738
      300   Wallace Computer Services, Inc. .......................        6,638
                                                                      ----------
                                                                          38,241
                                                                      ----------
            RAILROAD - 0.21%
      200   Florida East Coast Industries, Inc. ...................        7,450
      100 * Motivepower Industries, Inc. ..........................        1,194
      300 * Wisconsin Central Transport Corp. .....................        4,163
                                                                      ----------
                                                                          12,807
                                                                      ----------

-------------------------------------------------------------------------------

 October 31, 1999       SMALL CAP VALUE FUND - CONTINUED        69

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            REAL ESTATE - 0.24%
      100 * Castle & Cooke, Inc. ..................................   $    1,388
      100 * CB Richard Ellis Services, Inc. .......................        1,231
      100 * Insignia Financial Group, Inc. ........................          794
      200   LNR Property Corp. ....................................        3,875
      300   Republic Bancorp, Inc. ................................        3,938
      200   SL Green Realty Corp. .................................        3,638
                                                                      ----------
                                                                          14,864
                                                                      ----------
            REAL ESTATE INVESTMENT TRUSTS - 6.73%
      100   Alexandria Real Estate Equities, Inc. .................        2,875
      400   Allied Capital Corp. ..................................        8,025
      200   American Health Properties, Co. .......................        4,038
      100   American Industrial Properties REIT....................        1,150
      100   Amli Residential Properties Trust......................        2,075
      100   Associated Estates Realty Corp. .......................          863
      200   Bedford Property Investors, Inc. ......................        3,500
      100   Boykin Lodging Co. ....................................        1,294
      200   Bradley Real Estate, Inc. .............................        3,350
    2,350   Brandywine Realty Trust................................       39,509
      400   BRE Properties, Inc., Class A..........................        9,075
      200   Burnham Pacific Properties, Inc. ......................        2,000
      300   Camden Property Trust..................................        8,119
      100   Capital Automotive REIT................................        1,275
      400   Capstead Mortgage Corp. ...............................        1,575
    1,500   CBL & Associates Properties, Inc. .....................       33,375
      200   Center Trust, Inc. ....................................        2,050
      200   CenterPoint Properties Corp. ..........................        6,525
      100   Chateau Communities, Inc. .............................        2,550
      100   Chelsea GCA Realty, Inc. ..............................        3,100
      200   Colonial Properties Trust..............................        5,100
      200   Commercial Net Lease Realty............................        2,300
      300   Cornerstone Realty Income Trust, Inc. .................        3,113
      100 * Crestline Capital Corp. ...............................        2,225
      200   Crown American Realty Trust............................        1,225
      500   Developers Diversified Realty Corp. ...................        7,125
       38   Duke-Weeks Realty Corp. ...............................          746
      100   EastGroup Properties, Inc. ............................        1,831
      100   Entertainment Properties Trust.........................        1,406
      300   Equity Inns, Inc. .....................................        2,250
      100   Essex Property Trust, Inc. ............................        3,256
      200   Federal Realty Investment Trust........................        3,638
      300   First Industrial Realty Trust, Inc. ...................        7,406
      100   First Washington Realty Trust, Inc. ...................        2,044
      200   Gables Residential Trust...............................        4,838
      200   Glenborough Realty Trust, Inc. ........................        2,613
      200   Glimcher Realty Trust..................................        2,963
      100   Golf Trust of America, Inc. ...........................        1,794
      100   Great Lakes REIT, Inc. ................................        1,444

  NUMBER                                                              MARKET
 OF SHARES                                                            VALUE

------------------------------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS - Continued
      100   Health Care Property Investors, Inc. .................  $    2,625
      200   Health Care REIT, Inc. ...............................       3,575
      300   Healthcare Realty Trust, Inc. ........................       5,775
    1,250   Home Properties of New York, Inc. ....................      33,359
      400   Hospitality Properties Trust..........................       8,450
      200   Imperial Credit Commercial Mortgage Investment
            Corp. ................................................       2,175
      500   Indymac Mortgage Holdings, Inc. ......................       6,969
      300   Innkeepers USA Trust..................................       2,588
      300   IRT Property Co. .....................................       2,531
      300   JDN Realty Corp. .....................................       5,719
      100   JP Realty, Inc. ......................................       1,713
      200   Kilroy Realty Corp. ..................................       3,838
      200   Koger Equity, Inc. ...................................       3,100
      200   Konover Property Trust, Inc. .........................       1,275
      100   LaSalle Hotel Properties..............................       1,256
      100   Lexington Corporate Properties, Inc. .................       1,088
      200   LTC Properties, Inc. .................................       2,125
      200   Macerich Co. .........................................       4,000
      100   Manufactured Home Communities, Inc. ..................       2,331
      100   MGI Properties, Inc. .................................         969
      100   Mid-America Apartment
            Communities, Inc. ....................................       2,213
      200   National Health Investors, Inc. ......................       3,025
      300   Nationwide Health Properties, Inc. ...................       4,969
      100   Omega Healthcare Investors, Inc. .....................       1,981
      100   Pacific Gulf Properties, Inc. ........................       2,025
      100   Pan Pacific Retail Properties, Inc. ..................       1,825
      100   Parkway Properties, Inc. .............................       3,063
      100   Pennsylvania Real Estate Investment Trust.............       1,863
      300   Prentiss Properties Trust.............................       6,431
      100   Prime Group Realty Trust..............................       1,438
      300   Prime Retail, Inc. ...................................       2,381
      200   PS Business Parks, Inc. ..............................       4,525
      200   Realty Income Corp. ..................................       4,500
      300   Reckson Associates Realty Corp. ......................       5,550
      100 * Redwood Trust, Inc. ..................................       1,300
      300   Regency Realty Corp. .................................       5,944
      200   RFS Hotel Investors, Inc. ............................       2,400
      100   Saul Centers, Inc. ...................................       1,419
      300 * Security Capital Group, Inc. .........................       4,125
      200   Shurgard Storage Centers, Inc., Class A...............       4,725
      100   Sovran Self Storage, Inc. ............................       2,125
      200   Storage USA, Inc. ....................................       5,825

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS - Continued
      200   Summit Properties, Inc. ...............................   $    3,825
      100   Sun Communities, Inc. .................................        3,188
      300   Sunstone Hotel Investors, Inc. ........................        2,869
      300   Taubman Centers, Inc. .................................        3,394
      200   Thornburg Mortgage Asset Corp. ........................        1,800
      200   TriNet Corporate Realty Trust..........................        4,613
      100   U.S. Restaurant Properties, Inc. ......................        1,600
      800   United Dominion Realty Trust, Inc. ....................        8,750
      100   Urban Shopping Centers, Inc. ..........................        2,581
      200   Walden Residential Properties, Inc. ...................        4,288
      200   Weingarten Realty Investors............................        7,650
      200 * Wellsford Real Properties, Inc. .......................        1,650
      100   Western Properties Trust...............................        1,050
      200   Westfield America, Inc. ...............................        2,750
                                                                      ----------
                                                                         412,761
                                                                      ----------
            RESTAURANTS - 1.13%
      300 * Advantica Restaurant Corp. ............................          788
    1,550   Applebees International, Inc. .........................       44,659
      100   Avado Brands, Inc. ....................................          563
      300   Bob Evans Farms, Inc. .................................        4,125
      400 * Buffets, Inc. .........................................        3,725
      400   CBRL Group, Inc. ......................................        5,350
      100   CKE Restaurants, Inc. .................................          675
      200 * Landry Seafood Restaurants, Inc. ......................        1,500
      300 * Lone Star Steakhouse Saloon, Inc. .....................        2,400
      200   Luby's, Inc. ..........................................        2,375
      300 * Ryan's Family Steak Houses, Inc. ......................        3,141
                                                                      ----------
                                                                          69,301
                                                                      ----------
            SAVINGS & LOAN - 1.77%
      100   Alliance Bancorp, Inc. ................................        2,050
      100   Andover Bancorp, Inc. .................................        2,925
      100   Bay View Capital Corp. ................................        1,388
      100   Brookline Bancorp, Inc. ...............................        1,050
      600   Capitol Federal Financial..............................        6,000
      200   CFS Bancorp, Inc. .....................................        2,088
      297   Charter One Financial, Inc. ...........................        7,295
      100   Dime Community Bancshares..............................        2,019
      100   Downey Financial Corp. ................................        2,213
      105   F&M Bank Corp. ........................................        2,638
    1,300   First Financial Holdings, Inc. ........................       24,294
      100   First Indiana Corp. ...................................        2,450
      300   First Sentinel Bancorp, Inc. ..........................        2,456
      100   First Washington Bancorp, Inc. ........................        1,700
      200 * FirstFed Financial Corp. ..............................        3,200

--------------------------------------------------------------------------------

 70                                               October 31, 1999
                        SMALL CAP VALUE FUND - CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            SAVINGS & LOAN - Continued
      100   Hudson River Bankcorp. ................................   $    1,106
      100   JSB Financial, Inc. ...................................        6,013
      200 * Local Financial Corp. .................................        1,850
      200   MAF Bancorp, Inc. .....................................        4,313
      100   Northwest Bankcorp, Inc. ..............................          819
      100   OceanFirst Financial Corp. ............................        1,788
      100   Queens County Bancorp, Inc. ...........................        3,144
      100   Reliance Bancorp, Inc. ................................        4,034
      200   Seacost Financial Services Co. ........................        2,200
      100   St Francis Capital Corp. ..............................        2,250
      300   Staten Island Bancorp, Inc. ...........................        5,813
      200   United Community Financial Co. ........................        1,975
      400   Washington Federal, Inc. ..............................        9,125
        1 * Wilshire Financial Services Group......................            2
                                                                      ----------
                                                                         108,198
                                                                      ----------
            SECURITIES RELATED - 1.78%
      100   Dain Rauscher Corp. ...................................        5,369
      200   Enhance Financial Services Group, Inc. ................        3,650
    1,600   Investors Financial Services Corp. ....................       59,200
      950   Legg Mason, Inc. ......................................       34,556
      100   Liberty Financial Companies............................        2,406
      100   Morgan Keegan, Inc. ...................................        1,788
      100   Raymond James Financial, Inc. .........................        2,025
                                                                      ----------
                                                                         108,994
                                                                      ----------
            SEMICONDUCTOR EQUIPMENT - 0.43%
      500 * ATMI, Inc. ............................................       13,469
      100 * Brooks Automation, Inc. ...............................        1,900
      100 * LAM Research Corp. ....................................        8,444
      100 * Varian Semiconductor Equipment
            Associates, Inc. ......................................        2,263
                                                                      ----------
                                                                          26,076
                                                                      ----------
            SEMICONDUCTORS - 1.38%
      100 * Actel Corp. ...........................................        1,888
      200 * Alliance Semiconductor Corp. ..........................        2,325
      500 * Cirrus Logic, Inc. ....................................        4,969
      200   Cohu, Inc. ............................................        3,775
      400 * Cypress Semiconductor Corp. ...........................       10,225
      100 * Electroglas, Inc. .....................................        2,759
      200 * ESS Technology, Inc. ..................................        2,638

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            SEMICONDUCTORS - Continued
      100 * Exar Corp. ............................................   $    3,613
      100 * FSI International, Inc. ...............................          800
      600 * Integrated Device Technology, Inc. ....................       12,338
      200 * International Rectifier Corp. .........................        3,888
      200 * MRV Communications, Inc. ..............................        4,338
      200 * Silicon Valley Group, Inc. ............................        2,500
      600 * TranSwitch Corp. ......................................       28,238
                                                                      ----------
                                                                          84,294
                                                                      ----------
            TELECOMMUNICATIONS - 1.69%
      500 * Andrew Corp. ..........................................        6,438
      100 * Anicom, Inc. ..........................................          413
      450 * ANTEC Corp. ...........................................       21,824
      100 * Aspect Telecommunications Co. .........................        2,519
      100 * CT Communication, Inc. ................................        4,813
      300 * General Communication, Inc. ...........................        1,463
      500 * Glenayre Technologies, Inc. ...........................        1,484
    1,500 * L-3 Communications Holdings, Inc. .....................       63,281
      100 * Paging Network, Inc. ..................................           94
      100 * Premier Technologies, Inc. ............................          550
      100 * Premisys Communications, Inc. .........................          969
                                                                      ----------
                                                                         103,848
                                                                      ----------
            TEXTILE - PRODUCTS - 0.31%
      400 * Burlington Industries, Inc. ...........................        1,475
      100 * Dan River, Inc., Class A...............................          531
      100   Guilford Mills, Inc. ..................................          881
      100 * Lydall, Inc. ..........................................          738
      100   Pillowtex Corp. .......................................          338
      200   Russell Corp. .........................................        3,038
      100   Springs Industries, Inc., Class A......................        3,981
      400 * Unifi, Inc. ...........................................        4,800
      200   Wellman, Inc. .........................................        3,013
                                                                      ----------
                                                                          18,795
                                                                      ----------
            TOBACCO - 0.13%
      105   Brooke Group, Ltd. ....................................        1,608
      300   DIMON, Inc. ...........................................        1,050
      100 * General Cigar Holdings, Inc. ..........................          575
      200   Universal Corp. .......................................        4,700
                                                                      ----------
                                                                           7,933
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            TRUCKERS - 1.02%
      100 * American Freightways Corp. ............................   $    2,063
      200   Arnold Industries, Inc. ...............................        2,006
      200 * Consolidated Freightways Corp. ........................        1,575
      100 * Heartland Express, Inc. ...............................        1,356
      100 * Hub Group, Inc., Class A...............................        1,900
      100 * M.S. Carriers, Inc. ...................................        2,825
      100   Roadway Express, Inc. .................................        2,088
      400   Rollins Truck Leasing Corp. ...........................        3,850
      100 * U S Xpress Enterprises, Inc., Class A..................          850
      200   USFreightways Corp. ...................................        9,063
    1,700   Werner Enterprises, Inc. ..............................       27,094
      100 * Xtra Corp. ............................................        4,156
      200 * Yellow Corp. ..........................................        3,400
                                                                      ----------
                                                                          62,226
                                                                      ----------
            UTILITIES - COMMUNICATION - 0.02%
      100   PXRE Corp. ............................................        1,225
                                                                      ----------
            UTILITIES - ELECTRIC - 2.28%
      100   Black Hills Corp. .....................................        2,250
      200   Cleco Corp. ...........................................        6,625
      200   Eastern Utilities Associates...........................        6,050
      500 * El Paso Electric Co. ..................................        4,563
      100   Empire District Electric Co. ..........................        2,463
      200   Hawaiian Electric Industries, Inc. ....................        6,763
      300   Idacorp, Inc. .........................................        9,056
      200   Indiana Energy, Inc. ..................................        4,038
      100   Madison Gas & Electric Co. ............................        2,088
    1,750   Northwestern Corp. ....................................       39,922
       67   Nstar..................................................        2,550
      100   Otter Tail Power Co. ..................................        4,200
      300   Public Service Co. of New Mexico.......................        5,363
      200   RGS Energy Group, Inc. ................................        4,988
      588   Sierra Pacific Resources Corp. ........................       13,230
      200   SIG Corp, Inc. ........................................        5,200
      100   TNP Enterprises, Inc. .................................        3,988
      300 * UniSource Energy Corp. ................................        3,450
      100   United Illuminating Co. ...............................        5,175
      300   Washington Gas Light Co. ..............................        8,156
                                                                      ----------
                                                                         140,118
                                                                      ----------

--------------------------------------------------------------------------------

 October 31, 1999       SMALL CAP VALUE FUND - CONTINUED        71

  NUMBER                                                               MARKET
 OF SHARES                                                             VALUE

-------------------------------------------------------------------------------
             UTILITIES - GAS, DISTRIBUTION - 0.81%
      400    AGL Resources, Inc. .................................   $    6,975
      100    Connecticut Energy Corp. ............................        3,775
      100    Connecticut Natural Gas Corp. .......................        3,713
      200    Energen Corp. .......................................        3,700
      400 *  National-Oilwell, Inc. ..............................        5,425
      200    Northwest Natural Gas Co. ...........................        5,175
      100    NUI Corp. ...........................................        2,481
      200    Piedmont Natural Gas Co., Inc. ......................        6,400
      200    Public Service Co. of North Carolina.................        6,288
      200    Southwestern Energy Co. .............................        1,600
      100    Yankee Energy Systems, Inc. .........................        4,250
                                                                     ----------
                                                                         49,782
                                                                     ----------
             UTILITIES - GAS, PIPELINE - 0.10%
      200    ONEOK, Inc. .........................................        5,838
                                                                     ----------
             UTILITIES - MISCELLANEOUS - 1.29%
      100    Central Hudson Gas & Electric Corp. .................        3,743
      100 *  Group Maintenance America Corp. .....................          963
    2,750    MDU Resources Group, Inc. ...........................       64,280
      300 *  Walter Industries, Inc. .............................        3,525
      200    WPS Resources Corp. .................................        5,775
                                                                     ----------
                                                                         78,286
                                                                     ----------
             WATER SERVICES - 0.40%
      100    American States Water Co. ...........................        3,431
      100    California Water Service Group Holding...............        2,900
      100    E'Town Corp. ........................................        4,606
      300    Philadelphia Suburban Corp. .........................        6,900
      200    United Water Resources, Inc. ........................        6,750
                                                                     ----------
                                                                         24,587
                                                                     ----------
             TOTAL COMMON STOCK
             (Cost $5,683,720)....................................    5,415,038
                                                                     ----------

    PAR
   VALUE

------
             CORPORATE SHORT TERM -
             REPURCHASE AGREEMENT - 11.83%
             BANK - OTHER - 11.83%
 $725,000    State Street Bank Repurchase Agreement, 5.15% dated
             10/31/99, to be repurchased at $725,311 on 11/01/99,
             collateralized by U.S. Treasury Note, 5.38%,
             07/31/00, with a par value of $735,000 (Cost
             $725,000)............................................      725,000
                                                                     ----------

                                                                   MARKET
                                                                   VALUE

--------------------------------------------------------------------------------
          TOTAL CORPORATE SHORT TERM -
          REPURCHASE AGREEMENT
          (Cost $725,000) ....................................   $  725,000
                                                                 ----------
          TOTAL INVESTMENTS
          (Cost $6,408,720) - 100.19% ........................   $6,140,038
                                                                 ----------
          *Non-income producing

--------------------------------------------------------------------------------

 STATEMENT OF ASSETS AND LIABILITIES
 ASSETS:
 Investments, at market (Cost $6,408,720)......................  $6,140,038
 Receivables for:
  Investments sold.............................................      58,025
  Fund shares sold.............................................       6,610
  Dividends and interest.......................................       4,831
 Other assets..................................................      22,966
                                                                 ----------
 TOTAL ASSETS..................................................   6,232,470
                                                                 ----------

 LIABILITIES:
 Payable for investments purchased.............................      20,006
 Payable to affiliates:
  Administrative service fees for Class I......................       3,025
  Advisory fees................................................      40,252
  Distribution fees for Class A & B............................       2,012
  Other........................................................      33,241
 Accrued expenses and other liabilities........................       5,326
                                                                 ----------
 TOTAL LIABILITIES.............................................     103,862
                                                                 ----------
 NET ASSETS....................................................  $6,128,608
                                                                 ----------

--------------------------------------------------------------------------------
 NET ASSETS REPRESENTED BY:
 Shares of beneficial interest, $.01 par value per share,
 unlimited shares authorized; 661,381 shares outstanding.......  $    6,614
 Additional paid in capital....................................   6,544,438
 Accumulated net realized loss on securities...................    (154,832)
 Undistributed net investment income...........................       1,070
 Unrealized depreciation of securities.........................    (268,682)
                                                                 ----------
 NET ASSETS APPLICABLE
 TO SHARES OUTSTANDING.........................................  $6,128,608
                                                                 ----------


-------------------------------------------------------------------------------
 COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
 Net asset value and redemption price per Class A
   share ($1,371,038 divided by 147,829 shares)................  $     9.27
                                                                 ----------

 Offering price per Class A share (100/94.25 of $9.27)*........  $     9.84
                                                                 ----------
 Net asset value and offering price per Class B
   share ($2,295,576 divided by 247,985 shares)**..............  $     9.26
                                                                 ----------
 Net asset value, offering price and redemption
   price per Class I share ($1,234,155 divided by
   133,133 shares).............................................  $     9.27
                                                                 ----------
 Net asset value, offering price and redemption
   price per Class II share ($1,227,839 divided by
   132,434 shares).............................................  $     9.27
                                                                 ----------

 *  Offering price includes sales charge of 5.75%.
    The sales charge is reduced for purchases of $25,000 and over.
 ** Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charges.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 72
                        SMALL CAP VALUE FUND - CONTINUED
STATEMENT OF OPERATIONS
For the Fiscal Year Ended October 31, 1999

INVESTMENT INCOME:
Dividends......................................................  $  94,607
Interest.......................................................     33,625
                                                                 ---------
 Total investment income.......................................    128,232
                                                                 ---------
EXPENSES:
Advisory fees..................................................     40,252
Transfer agent fees............................................     14,755
Custodian fees.................................................      7,408
Distribution fees:
 Class A.......................................................      3,172
 Class B.......................................................     15,450
Administrative service fee, Class I............................      3,025
Registration and filing fees...................................     54,359
Audit fees and tax services....................................      3,244
Accounting services............................................      1,614
Trustees' fees and expenses....................................        951
Report to shareholders.........................................        258
Miscellaneous..................................................      2,333
                                                                 ---------
 Total expenses................................................    146,821
 Expense reimbursement (see Note 3)............................    (74,625)
                                                                 ---------
 Net expenses..................................................     72,196
                                                                 ---------
NET INVESTMENT INCOME..........................................     56,036
                                                                 ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain (loss) on securities:
 Investments......................................... $(159,770)
 Futures contracts...................................     4,938   (154,832)
                                                      ---------
Net unrealized depreciation of securities during the period....   (268,682)
                                                                 ---------
  Net realized and unrealized loss on securities during the
   period......................................................   (423,514)
                                                                 ---------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS...............  $(367,478)
                                                                 ---------

STATEMENT OF CHANGES IN NET ASSETS

                                                 For the        For the Period
                                                Year Ended    October 7, 1998 to
                                             October 31, 1999  October 31, 1998
                                             -----------------------------------
OPERATIONS:
Net investment income......................     $   56,036          $    -
Net realized loss on securities............       (154,832)              -
Net unrealized depreciation of securities
 during the period.........................       (268,682)              -
                                             -----------------------------------
 Decrease in net assets resulting from
  operations...............................       (367,478)              -
                                             -----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A...................................        (14,575)              -
 Class B...................................         (6,591)              -
 Class I...................................        (15,287)              -
 Class II..................................        (18,513)              -
                                             -----------------------------------
  Total distributions to shareholders from
   net investment income...................        (54,966)              -
                                             -----------------------------------
Net realized gain on securities
 Class A...................................              -               -
 Class B...................................              -               -
 Class I...................................              -               -
 Class II..................................              -               -
                                             -----------------------------------
  Total distributions to shareholders
   from net realized gain on securities....              -               -
                                             -----------------------------------
Decrease in net assets resulting from
 distributions to shareholders.............        (54,966)              -
                                             -----------------------------------
SHARE TRANSACTIONS:
Net increase in net assets resulting from
 share transactions
 Class A...................................      1,469,347             963
 Class B...................................      2,427,311             963
 Class I...................................      1,328,381             962
 Class II..................................      1,322,163             962
                                             -----------------------------------
Total increase in net assets resulting from
 share transactions........................      6,547,202           3,850
                                             -----------------------------------
TOTAL INCREASE IN NET ASSETS...............      6,124,758           3,850
NET ASSETS:
 Beginning of year.........................          3,850               -
                                             -----------------------------------
 End of period (including undistributed net
  investment income of $1,070 and $0)......     $6,128,608          $3,850
                                             -----------------------------------

--------------------------------------------------------------------------------

 CHANGE IN SHARES                 Class A                                    Class B
 OUTSTANDING       -----------------------------------------  -----------------------------------------
                        For the           For the Period           For the           For the Period
                       Year Ended       October 7, 1998 to        Year Ended       October 7, 1998 to
                    October 31, 1999     October 31, 1998      October 31, 1999     October 31, 1998
                   -------------------  --------------------  -------------------  --------------------
                   Shares     Amount     Shares     Amount    Shares     Amount     Shares     Amount
                   -------------------  --------------------  -------------------  --------------------
 Shares sold.....  150,303  $1,492,009         97   $  963    250,399  $2,451,800         96   $  963
 Shares issued
 for
 distributions
 reinvested......    1,506      14,574          -        -        692       6,580          -        -
 Shares
 repurchased.....   (4,077)    (37,236)         -        -     (3,202)    (31,069)         -        -
                   -------------------  --------------------  -------------------  --------------------
 Increase in
 shares
 outstanding.....  147,732   1,469,347         97      963    247,889   2,427,311         96      963
 Shares
 outstanding:
 Beginning of
 period..........       97         963          -        -         96         963          -        -
                   -------------------  --------------------  -------------------  --------------------
 End of period...  147,829  $1,470,310         97   $  963    247,985  $2,428,274         96   $  963
                   -------------------  --------------------  -------------------  --------------------
 CHANGE IN SHARES                 Class I                                    Class II
 OUTSTANDING       ------------------------------------------ ----------------------------------------
                        For the           For the Period           For the         For the Period
                       Year Ended       October 7, 1998 to        Year Ended     October 7, 1998 to
                    October 31, 1999     October 31, 1998      October 31, 1999   October 31, 1998
                   -------------------- --------------------- ------------------ ---------------------
                   Shares     Amount     Shares     Amount    Shares    Amount    Shares     Amount
                   -------------------- --------------------- ------------------ ---------------------
 Shares sold.....  132,600  $1,323,961         96   $  962    130,429 $1,303,651        96     $  962
 Shares issued
 for
 distributions
 reinvested......    1,577      15,287          -        -      1,909     18,512         -          -
 Shares
 repurchased.....   (1,140)    (10,867)         -        -          -          -         -          -
                   -------------------- --------------------- ------------------ ---------------------
 Increase in
 shares
 outstanding.....  133,037   1,328,381         96      962    132,338  1,322,163        96        962
 Shares
 outstanding:
 Beginning of
 period..........       96         962          -        -         96        962         -          -
                   -------------------- --------------------- ------------------ ---------------------
 End of period...  133,133  $1,329,343         96   $  962    132,434 $1,323,125        96     $  962
                   -------------------- --------------------- ------------------ ---------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 October 31, 1999          SOCIALLY RESPONSIBLE FUND            73

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            SCHEDULE OF INVESTMENTS
            COMMON STOCKS - 97.74%

            ADVERTISING - 0.21%
      200   Interpublic Group Corp. ...............................   $    8,125
      100   Omnicom Group, Inc. ...................................        8,800
                                                                      ----------
                                                                          16,925
                                                                      ----------
            AEROSPACE/DEFENSE - 0.03%
      100   B.F. Goodrich Co. .....................................        2,369
                                                                      ----------
            AIRLINES - 0.20%
      100 * AMR Corp. .............................................        6,350
      100   Delta Air Lines, Inc. .................................        5,444
      300   Southwest Airlines Co. ................................        5,044
                                                                      ----------
                                                                          16,838
                                                                      ----------
            AUTO - REPLACEMENT PARTS - 0.20%
      300   Genuine Parts Co. .....................................        7,819
      200   Goodyear Tire & Rubber Co. ............................        8,263
                                                                      ----------
                                                                          16,082
                                                                      ----------
            BANKS - NEW YORK CITY - 2.26%
      600   Bank of New York Co., Inc. ............................       25,125
    2,500   Citigroup, Inc. .......................................      135,312
      200   J. P. Morgan & Co., Inc. ..............................       26,175
                                                                      ----------
                                                                         186,612
                                                                      ----------
            BANKS - OTHER - 3.00%
    1,400   Bank of America Corp. .................................       90,125
      800   First Union Corp. .....................................       34,150
      518   Fleet Financial Group, Inc. ...........................       22,598
      400   Mellon Financial Corp. ................................       14,774
      400   National City Corp. ...................................       11,800
      150   Providian Financial Corp. .............................       16,350
    1,200   Wells Fargo Co. .......................................       57,450
                                                                      ----------
                                                                         247,247
                                                                      ----------
            BANKS - REGIONAL - 3.36%
      900   BankOne Corp. .........................................       33,806
    1,200   Chase Manhattan Corp. .................................      104,850
      100   Fifth Third Bancorp, Inc. .............................        7,381
      600   Firstar Corp. .........................................       17,625
      300   KeyCorp................................................        8,381
      400   Northern Trust Corp. ..................................       38,625
      200   PNC Bank Corp. ........................................       11,925

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            BANKS - REGIONAL - Continued
      100   State Street Corp. ....................................   $    7,613
      200   SunTrust Banks, Inc. ..................................       14,638
      400   U.S. Bancorp, Inc......................................       14,824
      200   Wachovia Corp. ........................................       17,250
                                                                      ----------
                                                                         276,918
                                                                      ----------
            BEVERAGE - SOFT DRINKS - 2.33%
    2,400   Coca-Cola Co. .........................................      141,600
      200   Coca Cola Enterprises, Inc. ...........................        5,113
    1,300   PepsiCo, Inc. .........................................       45,093
                                                                      ----------
                                                                         191,806
                                                                      ----------
            BROADCASTING - 1.39%
      100 * Clear Channel Communications, Inc. ....................        8,038
      600   Comcast Corp., Class A.................................       25,275
      400 * Media One Group, Inc. .................................       28,425
      500   U.S. WEST, Inc. .......................................       30,530
      500 * Viacom, Inc., Class B..................................       22,375
                                                                      ----------
                                                                         114,643
                                                                      ----------
            BUILDING MATERIALS - 0.39%
      200   Lowe's Companies, Inc. ................................       11,000
      300   Masco Corp. ...........................................        9,150
      300   Vulcan Materials Co. ..................................       12,394
                                                                      ----------
                                                                          32,544
                                                                      ----------
            CHEMICAL - MAJOR - 0.39%
      400   PPG Industries, Inc. ..................................       24,250
      200   Rohm and Haas Co. .....................................        7,650
                                                                      ----------
                                                                          31,900
                                                                      ----------
            CHEMICAL - MISCELLANEOUS - 0.26%
      200   Ecolab, Inc. ..........................................        6,763
      100   Nalco Chemical Co. ....................................        5,280
      200   Praxair, Inc. .........................................        9,350
                                                                      ----------
                                                                          21,393
                                                                      ----------
            CONGLOMERATES - 0.66%
      400   Tenneco, Inc. .........................................        6,400
    1,200   Tyco International, Ltd. ..............................       47,925
                                                                      ----------
                                                                          54,325
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            CONSUMER FINANCE - 0.39%
      300   Capital One Financial Corp. ...........................   $   15,900
      600   MBNA Corp. ............................................       16,574
                                                                      ----------
                                                                          32,474
                                                                      ----------
            CONTAINERS - METAL/GLASS - 0.52%
      200   Ball Corp. ............................................        8,063
      200   Corning, Inc. .........................................       15,724
      400   Crown Cork & Seal Co., Inc. ...........................        9,575
      400 * Owens-Illinois, Inc. ..................................        9,575
                                                                      ----------
                                                                          42,937
                                                                      ----------
            CONTAINERS - PAPER - 0.46%
      100   Bemis Co., Inc. .......................................        3,493
      100   Chesapeake Corp. ......................................        3,000
      100   Sonoco Products Co. ...................................        2,400
      500   Temple-Inland, Inc. ...................................       29,063
                                                                      ----------
                                                                          37,956
                                                                      ----------
            COSMETICS/TOILETRIES - 0.52%
      200   Avon Products, Inc. ...................................        6,450
      900   Gillette Co. ..........................................       32,568
      100   International Flavors & Fragrances, Inc. ..............        3,825
                                                                      ----------
                                                                          42,843
                                                                      ----------
            DRUGS - 6.88%
    1,000   American Home Products Corp. ..........................       52,250
      400 * Amgen, Inc. ...........................................       31,900
    1,800   Bristol Myers Squibb Co. ..............................      138,262
      900   Eli Lilly and Co. .....................................       61,988
    2,100   Merck & Co., Inc. .....................................      167,081
    1,200   Schering-Plough Corp. .................................       59,400
      700   Warner-Lambert Co. ....................................       55,869
                                                                      ----------
                                                                         566,750
                                                                      ----------
            ELECTRICAL EQUIPMENT - 0.53%
      600   Emerson Electric Co. ..................................       36,037
      100   Molex, Inc. ...........................................        3,650
      100   W. W. Grainger, Inc. ..................................        4,238
                                                                      ----------
                                                                          43,925
                                                                      ----------

--------------------------------------------------------------------------------

 74                                               October 31, 1999
                     SOCIALLY RESPONSIBLE FUND - CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            ENTERTAINMENT - 1.61%
      400   Carnival Corp., Class A................................   $   17,800
      150   Hasbro, Inc. ..........................................        3,093
      200   Mattel, Inc. ..........................................        2,675
    1,000   Time Warner, Inc. .....................................       69,688
    1,500 * Walt Disney Co. .......................................       39,563
                                                                      ----------
                                                                         132,819
                                                                      ----------
            FINANCE COMPANIES - 0.58%
      700   Associates First Capital Corp. ........................       25,550
      500   Household International, Inc. .........................       22,312
                                                                      ----------
                                                                          47,862
                                                                      ----------
            FINANCIAL SERVICES - 1.59%
      800   American Express Co. ..................................      123,200
      100   Countrywide Credit Industries, Inc. ...................        3,394
      100   H & R Block, Inc. .....................................        4,255
                                                                      ----------
                                                                         130,849
                                                                      ----------
            FOODS - 1.90%
      300   BestFoods..............................................       17,625
      400   Campbell Soup Co. .....................................       18,000
      500   ConAgra, Inc. .........................................       13,030
      200   General Mills, Inc. ...................................       17,438
      500   H J Heinz Co. .........................................       23,875
      100   Hershey Foods Corp. ...................................        5,050
      400   Kellogg Co. ...........................................       15,925
      200   Nabisco Group Holdings Corp. ..........................        2,563
      100   Quaker Oats Co. .......................................        7,000
      200   Ralston Purina Co. ....................................        6,288
      800   Sara Lee Corp. ........................................       21,650
      100   Wm. Wrigley Jr. Co. ...................................        7,994
                                                                      ----------
                                                                         156,438
                                                                      ----------
            FOOTWEAR - 0.14%
      200   NIKE, Inc., Class B....................................       11,288
                                                                      ----------
            FREIGHT - 0.10%
      200 * FDX Corp. .............................................        8,613
                                                                      ----------
            FUNERAL SERVICES - 0.03%
      300   Service Corp. International............................        2,869
                                                                      ----------
            GOLD MINING - 0.25%
      400   Barrick Gold Corp. ....................................        7,324
      400   Homestake Mining Co. ..................................        3,350
      800   Placer Dome, Inc. .....................................        9,700
                                                                      ----------
                                                                          20,374
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            GOVERNMENT SPONSORED - 1.40%
      600   Federal Home Loan Mortgage Corp. ......................   $   32,438
    1,100   Federal National Mortgage Association..................       77,824
      100   SLM Holding Corp. .....................................        4,894
                                                                      ----------
                                                                         115,156
                                                                      ----------
            HARDWARE & TOOLS - 0.09%
      100   Black & Decker Corp. ..................................        4,300
      100   Snap-on, Inc. .........................................        3,038
                                                                      ----------
                                                                           7,338
                                                                      ----------
            HEALTHCARE - 0.54%
      200   Cardinal Health, Inc. .................................        8,625
      200 * HealthSouth Corp. .....................................        1,150
      200   IMS Health, Inc. ......................................        5,800
      174   McKesson HBOC, Inc. ...................................        3,490
      500   United HealthCare Corp. ...............................       25,844
                                                                      ----------
                                                                          44,909
                                                                      ----------
            HEAVY DUTY TRUCKS/PARTS - 0.10%
      100   Cummins Engine Co., Inc. ..............................        5,069
      100   Dana Corp. ............................................        2,956
                                                                      ----------
                                                                           8,025
                                                                      ----------
            HOSPITAL MANAGEMENT - 0.18%
      500   Columbia/HCA Healthcare Corp. .........................       12,063
       26 * Lifepoint Hospitals, Inc. .............................          307
      100 * Tenet Healthcare Corp. ................................        1,944
       26 * Triad Hospitals, Inc. .................................          254
                                                                      ----------
                                                                          14,568
                                                                      ----------
            HOSPITAL SUPPLIES - 3.20%
    1,600   Abbott Laboratories....................................       64,600
      300   Baxter International, Inc. ............................       19,463
      200   Becton, Dickinson and Co. .............................        5,075
      200 * Boston Scientific Corp. ...............................        4,025
    1,300   Johnson & Johnson......................................      136,175
    1,000   Medtronic, Inc. .......................................       34,625
                                                                      ----------
                                                                         263,963
                                                                      ----------
            HOUSEHOLD PRODUCTS - 3.00%
      200   Clorox Co. ............................................        8,188
      500   Colgate-Palmolive Co. .................................       30,250
      178   Newell Rubbermaid, Inc. ...............................        6,163
    1,400   Procter & Gamble Co. ..................................      146,825
      835   Unilever NV - ADR......................................       55,684
                                                                      ----------
                                                                         247,110
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            INFORMATION PROCESSING -
            BUSINESS SOFTWARE - 4.64%
      100 * BMC Software, Inc. ....................................   $    6,419
    3,600 * Microsoft Corp. .......................................      333,225
      900 * Oracle Corp. ..........................................       42,806
                                                                      ----------
                                                                         382,450
                                                                      ----------
            INFORMATION PROCESSING -
            COMPUTER HARDWARE SYSTEMS - 2.44%
      100 * Apple Computer, Inc. ..................................        8,013
    1,000   Compaq Computer Corp. .................................       19,000
    1,900 * Dell Computer Corp. ...................................       76,238
      200 * Gateway, Inc. .........................................       13,213
      800 * Sun Microsystems, Inc. ................................       84,650
                                                                      ----------
                                                                         201,114
                                                                      ----------
            INFORMATION PROCESSING -
            COMPUTER SERVICES - 2.65%
    1,200 * America Online, Inc. ..................................      155,625
      500   Automatic Data Processing, Inc. .......................       24,094
      400   Electronic Data Systems Corp. .........................       23,400
      200   First Data Corp. ......................................        9,138
       26 * Gartner Group, Inc. Class B............................          244
      150   Paychex, Inc. .........................................        5,906
                                                                      ----------
                                                                         218,407
                                                                      ----------
            INFORMATION PROCESSING -
            DATA SERVICES - 4.18%
      400 * Cendant Corp. .........................................        6,600
      300   Computer Associates International, Inc. ...............       16,950
      100 * Computer Sciences Corp. ...............................        6,869
      200 * Compuware Corp. .......................................        5,563
      600 * EMC Corp. .............................................       43,800
      700   Hewlett Packard Co. ...................................       51,843
      400   Honeywell, Inc. .......................................       42,175
    1,300   International Business Machines........................      127,888
      100 * Novell, Inc . .........................................        2,006
      200   Pitney Bowes, Inc. ....................................        9,113
      100 * Seagate Technology, Inc. ..............................        2,944
      200 * Solectron Corp. .......................................       15,050
      500   Xerox Corp. ...........................................       14,000
                                                                      ----------
                                                                         344,801
                                                                      ----------

-------------------------------------------------------------------------------

 October 31, 1999    SOCIALLY RESPONSIBLE FUND - CONTINUED      75

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            INFORMATION PROCESSING -
            NETWORKING - 2.11%
      200 * 3Com Corp. ............................................   $    5,800
    2,200 * Cisco Systems, Inc. ...................................      162,800
      100 * General Instrument Corp. ..............................        5,381
                                                                      ----------
                                                                         173,981
                                                                      ----------
            INSURANCE - CASUALTY - 0.11%
      100   Chubb Corp. ...........................................        5,488
      100   St. Paul Companies, Inc. ..............................        3,200
                                                                      ----------
                                                                           8,688
                                                                      ----------
            INSURANCE - LIFE - 0.29%
      100   Aetna, Inc. ...........................................        5,025
      100   Conseco, Inc. .........................................        2,431
      100   Jefferson-Pilot Corp. .................................        7,506
      200   Lincoln National Corp. ................................        9,225
                                                                      ----------
                                                                          24,187
                                                                      ----------
            INSURANCE - MISCELLANEOUS - 0.25%
       10 * Berkshire Hathaway, Inc. ..............................       20,900
                                                                      ----------
            INSURANCE - MULTILINE - 2.56%
       71   Aegon, N.V. - ADR......................................        6,528
      600   Allstate Corp. ........................................       17,250
    1,206   American International Group, Inc. ....................      124,142
      300   Aon Corp. .............................................       10,650
      200   CIGNA Corp. ...........................................       14,950
      200   Hartford Financial Services Group......................       10,363
      300   Marsh & McLennan Companies, Inc. ......................       23,719
      100   UnumProvident Corp. ...................................        3,294
                                                                      ----------
                                                                         210,896
                                                                      ----------
            LODGING - 0.04%
      100   Marriott International, Inc. ..........................        3,369
                                                                      ----------
            MACHINERY - AGRICULTURE - 0.29%
      200   AGCO Corp. ............................................        2,150
      200   Case Corp. ............................................       10,600
      300   Deere & Co. ...........................................       10,875
                                                                      ----------
                                                                          23,625
                                                                      ----------
            MACHINERY - CONSTRUCTION &
            CONTRACTS - 0.54%
      800   Caterpillar, Inc. .....................................       44,200
      300   Harnischfeger Industries, Inc. ........................          338
                                                                      ----------
                                                                          44,538
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            MACHINERY - INDUSTRIAL/SPECIALTY - 1.14%
      200   Cooper Industries, Inc. ...............................   $    8,613
      200   Dover Corp. ...........................................        8,513
      700   Illinois Tool Works, Inc. .............................       51,275
      100   Ingersoll-Rand Co. ....................................        5,225
      100   Johnson Controls, Inc. ................................        6,075
      100   Pall Corp. ............................................        2,193
      100   Parker Hannifin Corp. .................................        4,581
      200   Tidewater, Inc. .......................................        6,000
      100   Timken Co. ............................................        1,794
                                                                      ----------
                                                                          94,269
                                                                      ----------
            MEDICAL TECHNOLOGY - 0.30%
      200   Guidant Corp. .........................................        9,875
       50   PE Corp. - Celera Genomics.............................        1,956
      200 * PE Corp. - PE Biosystems Group.........................       12,975
                                                                      ----------
                                                                          24,806
                                                                      ----------
            MERCHANDISE - DRUG - 0.33%
      200   CVS Corp. .............................................        8,688
      100   Rite Aid Corp. ........................................          875
      700   Walgreen Co. ..........................................       17,631
                                                                      ----------
                                                                          27,194
                                                                      ----------
            MERCHANDISE - SPECIALTY - 1.68%
      400 * Best Buy Co., Inc. ....................................       22,225
      100 * Costco Wholesale Corp. ................................        8,031
      450   Gap, Inc. .............................................       16,706
    1,100   Home Depot, Inc. ......................................       83,050
      250 * Staples, Inc. .........................................        5,547
      100   TJX Companies, Inc. ...................................        2,713
                                                                      ----------
                                                                         138,272
                                                                      ----------
            MERCHANDISING - DEPARTMENT - 0.30%
      300   Dayton Hudson Corp. ...................................       19,388
      150   May Department Stores Co. .............................        5,203
                                                                      ----------
                                                                          24,591
                                                                      ----------
            MERCHANDISING - FOOD - 0.50%
      326   Albertsons, Inc. ......................................       11,838
      400 * Kroger Co. ............................................        8,325
      300 * Safeway, Inc. .........................................       10,594
      200   SYSCO Corp. ...........................................        7,688
      100   Winn-Dixie Stores, Inc. ...............................        2,706
                                                                      ----------
                                                                          41,151
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            MERCHANDISING - MASS - 2.50%
      100   J.C. Penney Co., Inc. .................................   $    2,538
      100 * Kmart Corp. ...........................................        1,006
      300   Sears Roebuck and Co. .................................        8,456
    3,400   Wal-Mart Stores, Inc. .................................      194,225
                                                                      ----------
                                                                         206,225
                                                                      ----------
            METALS - ALUMINUM - 0.16%
      400   Alcan Aluminium, Ltd. .................................       13,175
                                                                      ----------
            METALS - COPPER - 0.03%
      100   Newmont Mining Corp. ..................................        2,194
                                                                      ----------
            METALS - MISCELLANEOUS - 0.08%
      100   Engelhard Corp. .......................................        1,763
      100   Inco, Ltd. ............................................        2,025
      100   Precision Castparts Corp. .............................        2,950
                                                                      ----------
                                                                           6,738
                                                                      ----------
            METALS - STEEL - 0.23%
      200   AK Steel Holding Corp. ................................        3,462
      100   Allegheny Teldyne, Inc. ...............................        1,519
      200   Carpenter Technology Corp. ............................        4,875
      200   Ryerson Tull, Inc. ....................................        4,100
      300   Worthington Industries, Inc. ..........................        4,988
                                                                      ----------
                                                                          18,944
                                                                      ----------
            MISCELLANEOUS - 0.03%
      100   Equifax, Inc. .........................................        2,700
                                                                      ----------
            NATURAL GAS - DIVERSIFIED - 1.32%
    2,100   El Paso Energy Corp. ..................................       86,100
      500   KN Energy, Inc. .......................................       10,062
      700   Questar Corp. .........................................       12,600
                                                                      ----------
                                                                         108,762
                                                                      ----------
            OIL - INTEGRATED DOMESTIC - 0.45%
      300   Ashland Oil, Inc. .....................................        9,900
      500   Kerr-McGee Corp. ......................................       26,875
                                                                      ----------
                                                                          36,775
                                                                      ----------
            OIL - SERVICES - 1.25%
      900   Baker Hughes, Inc. ....................................       25,144
      100   ENSCO International, Inc. .............................        1,938
      800   Halliburton Co. .......................................       30,150
      100   McDermott International, Inc. .........................        1,812
      100 * Rowan Companies, Inc. .................................        1,556
      700   Schlumberger, Ltd. ....................................       42,394
                                                                      ----------
                                                                         102,994
                                                                      ----------

--------------------------------------------------------------------------------

 76                                               October 31, 1999
                     SOCIALLY RESPONSIBLE FUND - CONTINUED

 NUMBER                                                                 MARKET
OF SHARES                                                               VALUE
-------------------------------------------------------------------------------
           OIL/GAS PRODUCERS - 0.20%
     500   Helmerich & Payne, Inc. ................................   $   11,905
     200   Sunoco, Inc. ...........................................        4,825
                                                                      ----------
                                                                          16,730
                                                                      ----------
           PAPER/FOREST PRODUCTS - 0.78%
     200   Avery Dennison Corp. ...................................       12,500
     200   Fort James Corp. .......................................        5,263
     600   Kimberly-Clark Corp. ...................................       37,874
     100   Longview Fibre Co. .....................................        1,138
     200   Mead Corp. .............................................        7,200
                                                                      ----------
                                                                          63,975
                                                                      ----------
           POLLUTION CONTROL - 0.20%
     900   Waste Management, Inc. .................................       16,538
                                                                      ----------
           PUBLISHING - NEWS - 0.55%
     100   Dow Jones & Co., Inc. ..................................        6,150
     300   Gannett Co., Inc. ......................................       23,138
     100   New York Times Co., Class A.............................        4,024
     200   Tribune Co. ............................................       12,000
                                                                      ----------
                                                                          45,312
                                                                      ----------
           PUBLISHING/PRINTING - 0.25%
     100   Deluxe Corp. ...........................................        2,825
     200   Dunn & Bradstreet Corp. ................................        5,875
     200   McGraw-Hill, Inc. ......................................       11,925
                                                                      ----------
                                                                          20,625
                                                                      ----------
           RAILROAD - 1.29%
     400   Burlington Northern Santa Fe Corp. .....................       12,750
     400   CSX Corp. ..............................................       16,400
     500   Kansas City Southern Industries, Inc. ..................       23,719
     600   Norfolk Southern Corp. .................................       14,662
     700   Union Pacific Corp. ....................................       39,025
                                                                      ----------
                                                                         106,556
                                                                      ----------
           RESTAURANTS - 0.65%
   1,200   McDonald's Corp. .......................................       49,500
     100 * Tricon Global Restaurants, Inc. ........................        4,019
                                                                      ----------
                                                                          53,519
                                                                      ----------
           SAVINGS & LOAN - 0.17%
     400   Washington Mutual, Inc. ................................       14,375
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            SECURITIES RELATED - 3.90%
    1,000   Charles Schwab Corp. ..................................   $   38,938
      100   Franklin Resources, Inc. ..............................        3,500
      200   Merrill Lynch & Co., Inc. .............................       15,700
      400   Morgan Stanley Dean Witter & Co. ......................       44,124
    1,600   Standard & Poor's Depositary Receipts..................      218,800
                                                                      ----------
                                                                         321,062
                                                                      ----------
            SEMICONDUCTOR EQUIPMENT - 0.22%
      200 * Applied Materials, Inc. ...............................       17,963
                                                                      ----------
            SEMICONDUCTORS - 4.06%
      100 * Advanced Micro Devices, Inc............................        1,981
    2,400   Intel Corp.............................................      185,850
      100 * Micron Technology, Inc.................................        7,131
      700   Motorola, Inc. ........................................       68,205
      100 * National Semiconductor Corp. ..........................        2,994
      300   Rockwell International Corp............................       14,531
      600   Texas Instruments, Inc.................................       53,850
                                                                      ----------
                                                                         334,542
                                                                      ----------
            TELECOMMUNICATIONS - 6.33%
      200   ALLTEL Corp............................................       16,650
    2,300   AT&T Corp..............................................      107,524
      205 * Global Crossing, Ltd...................................        7,098
    2,565   Lucent Technologies, Inc...............................      164,801
    1,100 * MCI Worldcom, Inc......................................       94,394
      100 * Nextel Communications, Inc., Class A...................        8,619
    1,000   Nortel Networks Corp...................................       61,937
      200 * Tellabs, Inc...........................................       12,650
    1,000   Vodafone Airtouch, Plc-ADR.............................       47,938
                                                                      ----------
                                                                         521,611
                                                                      ----------
            TEXTILE - PRODUCTS - 0.04%
      100   V. F. Corp.............................................        3,006
                                                                      ----------
            UTILITIES - COMMUNICATION - 5.02%
    1,300   Bell Atlantic Corp.....................................       84,419
    1,500   BellSouth Corp.........................................       67,500
      600   GTE Corp...............................................       45,000
    2,684   SBC Communications, Inc................................      136,715
      800   Sprint Corp., FON Group................................       59,450
      250 * Sprint Corp., PCS Group................................       20,734
                                                                      ----------
                                                                         413,818
                                                                      ----------

 NUMBER                                                                 MARKET
OF SHARES                                                               VALUE
-------------------------------------------------------------------------------
           UTILITIES - ELECTRIC - 1.93%
     100 * AES Corp................................................   $    5,644
     300   Allegheny Energy, Inc...................................        9,544
     300   Alliant Energy Corp.....................................        8,155
     300   Black Hills Corp........................................        6,750
     100   Central & South West Corp...............................        2,219
     400   Cinergy Corp............................................       11,300
     100   Constellation Energy Group, Inc.........................        3,069
     400   DPL, Inc................................................        8,100
     100   Idacorp, Inc............................................        3,019
     200   IPALCO Enterprises, Inc.................................        4,088
     200   Kansas City Power & Light Co............................        4,900
     200   Minnesota Power, Inc....................................        3,700
     200   Montana Power Co........................................        5,687
     300   New Century Energies, Inc...............................        9,769
     200   Nisource, Inc...........................................        4,100
     200   OGE Energy Corp.........................................        4,538
     700   PacifiCorp..............................................       14,438
     500   Potomac Electric Power Co...............................       13,719
     300   Puget Sound Energy, Inc.................................        6,638
     100   Sierra Pacific Resources................................        2,250
     200   TECO Energy, Inc........................................        4,413
     950   UtiliCorp United, Inc...................................       20,544
     100   Washington Gas Light Co.................................        2,719
                                                                      ----------
                                                                         159,303
                                                                      ----------
           UTILITIES - GAS, DISTRIBUTION - 1.10%
     100   AGL Resources, Inc......................................        1,744
     400   KeySpan Energy Corp.....................................       11,250
   1,400   MCN Energy Group, Inc...................................       34,212
     800   National Fuel Gas Co....................................       39,100
     100   NICOR, Inc..............................................        3,875
                                                                      ----------
                                                                          90,181
                                                                      ----------
           UTILITIES - GAS, PIPELINE - 1.92%
     400   Columbia Energy Group...................................       26,000
     800   Consolidated Natural Gas Co. ...........................       51,200
     900   ONEOK, Inc..............................................       26,268
     200   Peoples Energy Corp.....................................        7,600
     100   Sempra Energy...........................................        2,044
   1,200   Williams Companies, Inc.................................       45,000
                                                                      ----------
                                                                         158,112
                                                                      ----------
           WATER SERVICES - 0.04%
     100   American Water Works Co., Inc...........................        2,919
                                                                      ----------
           TOTAL COMMON STOCKS
           (Cost $7,290,915).......................................    8,054,561
                                                                      ----------

-------------------------------------------------------------------------------

 October 31, 1999    SOCIALLY RESPONSIBLE FUND - CONTINUED      77

   PAR                                                                 MARKET
  VALUE                                                                VALUE

-------------------------------------------------------------------------------
          CORPORATE SHORT TERM -
          REPURCHASE AGREEMENT - 2.49%
          BANKS - OTHER - 2.49%
 $205,000 State Street Bank Repurchase Agreement, 5.15%, dated
          10/31/99, to be repurchased at $205,088 on 11/01/99,
          collateralized by U.S. Treasury Note, 5.38%, 07/31/00,
          with a par value of $210,000
          (Cost $205,000).........................................   $  205,000
                                                                     ----------
          TOTAL CORPORATE SHORT TERM - REPURCHASE AGREEMENT
          (Cost $205,000).........................................      205,000
                                                                     ----------
          TOTAL INVESTMENTS
          (Cost $7,495,915) - 100.23%.............................   $8,259,561
                                                                     ----------
          * Non-income producing





-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $7,495,915)............................ $8,259,561
Receivables for:
 Fund shares sold...................................................      5,835
 Dividends and interest.............................................      8,629
Other assets........................................................     28,750
                                                                     ----------
TOTAL ASSETS........................................................  8,302,775
                                                                     ----------

LIABILITIES:
Payable to affiliates:
 Administrative service fees for Class I............................      4,044
 Advisory fees......................................................     15,928
 Distribution fees for Class A & B..................................      2,279
 Other..............................................................     38,741
Accrued expenses and other liabilities..............................         26
                                                                     ----------
TOTAL LIABILITIES...................................................     61,018
                                                                     ----------
NET ASSETS.......................................................... $8,241,757
                                                                     ----------

--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share, unlimited
shares authorized, 678,474 shares outstanding...................... $    6,785
Additional paid in capital.........................................  7,122,908
Undistributed net realized gain on securities......................    348,418
Unrealized appreciation of securities..............................    763,646
                                                                    ----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING.............................................. $8,241,757
                                                                    ----------

--------------------------------------------------------------------------------

COMPUTATION OF NET ASSET VALUE
AND OFFERING PRICE:
Net asset value and redemption price per Class A
share ($1,663,119 divided by 136,862 shares)........................... $12.15
                                                                        ------
Offering price per Class A share
(100/94.25 of $12.15)*................................................. $12.89
                                                                        ------
Net asset value and offering price per Class B
share ($2,942,808 divided by 242,516 shares)**......................... $12.13
                                                                        ------
Net asset value, offering price and redemption
price per Class I share ($2,098,409 divided by
172,561 shares)........................................................ $12.16
                                                                        ------
Net asset value, offering price and redemption
price per Class II share ($1,537,421 divided by
126,535 shares)........................................................ $12.15
                                                                        ------
*  Offering price includes sales charge of 5.75%.
   The sales charge is reduced for purchases
   of $25,000 and over.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 78
                     SOCIALLY RESPONSIBLE FUND - CONTINUED

STATEMENT OF OPERATIONS
For the Fiscal Year Ended October 31, 1999

INVESTMENT INCOME:
Dividends........................................................  $   77,527
Interest.........................................................      28,370
                                                                   ----------
 Total investment income.........................................     105,897
                                                                   ----------
EXPENSES:
Advisory fees....................................................      15,928
Transfer agent fees..............................................      17,278
Custodian fees...................................................       8,447
Distribution fees:
 Class A.........................................................       3,693
 Class B.........................................................      18,075
Administrative service fee, Class I..............................       4,044
Registration and filing fees.....................................      54,334
Audit fees and tax services......................................       3,815
Accounting services..............................................       1,915
Trustees' fees and expenses......................................       1,057
Report to shareholders...........................................         324
Miscellaneous....................................................       2,367
                                                                   ----------
 Total expenses..................................................     131,277
 Expense reimbursement (see Note 3)..............................     (73,608)
                                                                   ----------
 Net expenses....................................................      57,669
                                                                   ----------
NET INVESTMENT INCOME............................................      48,228
                                                                   ----------

REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on securities:
 Investments............................................ $138,474
 Futures contracts......................................  210,430     348,904
                                                         --------
Net unrealized appreciation of securities during the period......     763,646
                                                                   ----------
  Realized and unrealized gain on securities during the period...   1,112,550
                                                                   ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATION..................  $1,160,778
                                                                   ----------

STATEMENT OF CHANGES IN NET ASSETS

                                                 For the        For the Period
                                                Year Ended    October 7, 1998 to
                                             October 31, 1999  October 31, 1998
                                             -----------------------------------
OPERATIONS:
Net investment income......................     $   48,228          $    -
Net realized gain on securities............        348,904               -
Net unrealized appreciation of securities
 during the period.........................        763,646               -
                                             -----------------------------------
 Increase in net assets resulting from
  operations...............................      1,160,778               -
                                             -----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A...................................        (12,791)              -
 Class B...................................         (2,406)              -
 Class I...................................        (15,583)              -
 Class II..................................        (17,934)              -
                                             -----------------------------------
  Total distributions to shareholders from
   net investment income...................        (48,714)              -
                                             -----------------------------------
Net realized gain on securities
 Class A...................................              -               -
 Class B...................................              -               -
 Class I...................................              -               -
 Class II..................................              -               -
                                             -----------------------------------
  Total distributions to shareholders
   from net realized gain on securities....              -               -
                                             -----------------------------------
Decrease in net assets resulting from
 distributions to shareholders.............        (48,714)              -
                                             -----------------------------------
SHARE TRANSACTIONS:
Net increase in net assets resulting from
 share transactions
 Class A...................................      1,389,173           1,250
 Class B...................................      2,629,548           1,250
 Class I...................................      1,839,366           1,250
 Class II..................................      1,266,606           1,250
                                             -----------------------------------
Total increase in net assets resulting from
 share transactions........................      7,124,693           5,000
                                             -----------------------------------
TOTAL INCREASE IN NET ASSETS...............      8,236,757           5,000
NET ASSETS:
 Beginning of year.........................          5,000               -
                                             -----------------------------------
 End of period.............................     $8,241,757          $5,000
                                             -----------------------------------

--------------------------------------------------------------------------------

 CHANGE IN SHARES                 Class A                                 Class B
 OUTSTANDING       --------------------------------------- -----------------------------------------
                        For the         For the Period          For the           For the Period
                       Year Ended     October 7, 1998 to       Year Ended       October 7, 1998 to
                    October 31, 1999   October 31, 1998     October 31, 1999     October 31, 1998
                   ------------------ -------------------- -------------------  --------------------
                   Shares    Amount    Shares    Amount    Shares     Amount     Shares    Amount
                   ------------------ -------------------- -------------------  --------------------
 Shares sold.....  135,640 $1,376,465      125  $    1,250 242,494  $2,630,795       125  $    1,250
 Shares issued
 for
 distributions
 reinvested......    1,097     12,708        -           -     206       2,271         -           -
 Shares
 repurchased.....        -          -        -           -    (309)     (3,518)        -           -
                   ------------------ -------------------- -------------------  --------------------
 Increase in
 shares
 outstanding.....  136,737  1,389,173      125       1,250 242,391   2,629,548       125       1,250
 Shares
 outstanding:
 Beginning of
 period..........      125      1,250        -           -     125       1,250         -           -
                   ------------------ -------------------- -------------------  --------------------
 End of period...  136,862 $1,390,423      125  $    1,250 242,516  $2,630,798       125      $1,250
                   ------------------ -------------------- -------------------  --------------------
 CHANGE IN SHARES                 Class I                                   Class II
 OUTSTANDING       ----------------------------------------- ---------------------------------------
                        For the           For the Period          For the         For the Period
                       Year Ended       October 7, 1998 to       Year Ended     October 7, 1998 to
                    October 31, 1999     October 31, 1998     October 31, 1999   October 31, 1998
                   -------------------- -------------------- ------------------ --------------------
                   Shares     Amount     Shares    Amount    Shares    Amount    Shares    Amount
                   -------------------- -------------------- ------------------ --------------------
 Shares sold.....  179,786  $1,923,909       125  $    1,250 124,875 $1,248,750      125  $    1,250
 Shares issued
 for
 distributions
 reinvested......    1,401      16,322         -           -   1,535     17,856        -           -
 Shares
 repurchased.....   (8,751)   (100,865)        -           -       -          -        -           -
                   -------------------- -------------------- ------------------ --------------------
 Increase in
 shares
 outstanding.....  172,436   1,839,366       125       1,250 126,410  1,266,606      125       1,250
 Shares
 outstanding:
 Beginning of
 period..........      125       1,250         -           -     125      1,250        -           -
                   -------------------- -------------------- ------------------ --------------------
 End of period...  172,561  $1,840,616       125  $    1,250 126,535 $1,267,856      125  $    1,250
                   -------------------- -------------------- ------------------ --------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 October 31, 1999                BALANCED FUND                  79

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            SCHEDULE OF INVESTMENTS
            COMMON STOCK - 63.25%
            ADVERTISING - 0.61%
    1,500   Young & Rubicam, Inc. .................................   $   68,625
                                                                      ----------
            AEROSPACE/DEFENSE - 1.83%
    2,000   Boeing Co. ............................................       92,125
    1,900   United Technologies Corp. .............................      114,950
                                                                      ----------
                                                                         207,075
                                                                      ----------
            AIRLINES - 0.29%
      800 * Continental Airlines, Inc., Class B....................       32,400
                                                                      ----------
            APPAREL & PRODUCTS - 0.63%
    2,500 * Tommy Hilfiger Corp. ..................................       70,625
                                                                      ----------
            AUTO - CARS - 0.60%
    6,200 * Autonation, Inc. ......................................       62,388
      300   Delphi Automotive Systems Corp. .......................        4,931
                                                                      ----------
                                                                          67,319
                                                                      ----------
            AUTO - ORIGINAL EQUIPMENT - 0.64%
    2,900   Federal-Mogul Corp. ...................................       72,863
                                                                      ----------
            BANKS - NEW YORK CITY - 1.22%
    2,550   Citigroup, Inc. .......................................      138,019
                                                                      ----------
            BANKS - OTHER - 2.65%
    2,800   Bank of America Corp. .................................      180,250
    2,500   Wells Fargo Co. .......................................      119,688
                                                                      ----------
                                                                         299,938
                                                                      ----------
            BEVERAGE - SOFT DRINKS - 1.28%
    1,100   Coca-Cola Co. .........................................       64,900
    2,300   PepsiCo, Inc. .........................................       79,781
                                                                      ----------
                                                                         144,681
                                                                      ----------
            BROADCASTING - 2.44%
      900 * Adelphia Communications Corp., Class A.................       49,163
    1,500 * Cablevision Systems Corp., Class A.....................      101,344
    2,800 * Viacom, Inc., Class B..................................      125,300
                                                                      ----------
                                                                         275,807
                                                                      ----------
            BUILDING MATERIALS - 0.78%
    1,600   Lowe's Companies, Inc. ................................       88,000
                                                                      ----------
            CHEMICAL - MISCELLANEOUS - 0.75%
    2,500   Ecolab, Inc. ..........................................       84,531
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            CONGLOMERATES - 0.98%
      400   Textron, Inc. .........................................   $   30,875
    2,000   Tyco International, Ltd. ..............................       79,875
                                                                      ----------
                                                                         110,750
                                                                      ----------
            CONTAINERS - PAPER - 0.64%
    1,300 * Sealed Air Corp. ......................................       71,988
                                                                      ----------
            DRUGS - 2.46%
    2,456   Astrazeneca, Plc. - ADR................................      112,362
    1,800 * Forest Laboratories, Inc. .............................       82,575
    2,100   Pfizer, Inc. ..........................................       82,950
                                                                      ----------
                                                                         277,887
                                                                      ----------
            ELECTRICAL EQUIPMENT - 2.41%
      600   Emerson Electric Co. ..................................       36,038
      500   General Electric Co. ..................................       67,780
      600   Sony Corp. ............................................       95,850
    1,900 * Teradyne, Inc. ........................................       73,150
                                                                      ----------
                                                                         272,818
                                                                      ----------
            ENTERTAINMENT - 2.82%
    1,000   Blockbuster, Inc. .....................................       12,125
    2,000   Carnival Corp., Class A................................       89,000
    5,100 * Fox Entertainment Group, Inc. .........................      110,287
    3,500   Hasbro, Inc. ..........................................       72,188
      500   Time Warner, Inc. .....................................       34,844
                                                                      ----------
                                                                         318,444
                                                                      ----------
            FERTILIZERS - 0.23%
    2,000   IMC Global, Inc. ......................................       25,500
                                                                      ----------
            FINANCE COMPANIES - 0.95%
    2,400   Household International, Inc. .........................      107,100
                                                                      ----------
            FOODS - 2.31%
    2,700   Campbell Soup Co. .....................................      121,500
    3,500   Kellogg Co. ...........................................      139,343
                                                                      ----------
                                                                         260,843
                                                                      ----------
            GOVERNMENT SPONSORED - 1.04%
    2,400   SLM Holding Corp. .....................................      117,449
                                                                      ----------
            HARDWARE & TOOLS - 0.27%
      700   Black & Decker Corp. ..................................       30,100
                                                                      ----------
            HEALTHCARE - 1.67%
      700 * PacifiCare Health System, Inc., Class A................       27,606
    5,900 * Quintiles Transnational Corp. .........................      109,518
    1,000   United HealthCare Corp. ...............................       51,688
                                                                      ----------
                                                                         188,812
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            HOSPITAL SUPPLIES - 0.89%
    1,800   Becton, Dickinson and Co. .............................   $   45,675
    1,600   Medtronic, Inc. .......................................       55,400
                                                                      ----------
                                                                         101,075
                                                                      ----------
            HOUSEHOLD PRODUCTS - 0.98%
    2,700   Clorox Co. ............................................      110,531
                                                                      ----------
            INFORMATION PROCESSING -
            BUSINESS SOFTWARE - 0.46%
    3,500 * Peoplesoft, Inc. ......................................       52,500
                                                                      ----------
            INFORMATION PROCESSING -
            COMPUTER HARDWARE SYSTEMS - 0.35%
      600 * Gateway, Inc. .........................................       39,638
                                                                      ----------
            INFORMATION PROCESSING -
            DATA SERVICES - 3.23%
    1,900   Autodesk, Inc. ........................................       35,625
    1,500   Galileo International, Inc. ...........................       45,094
    1,100   Hewlett Packard Co. ...................................       81,468
      800   International Business Machines........................       78,700
    2,200 * Policy Management Systems Corp. .......................       42,213
    1,300 * Storage Technology Corp. ..............................       20,475
    2,200   Xerox Corp. ...........................................       61,600
                                                                      ----------
                                                                         365,175
                                                                      ----------
            INSURANCE - LIFE - 0.96%
    1,200   Jefferson-Pilot Corp. .................................       90,074
      400   Lincoln National Corp. ................................       18,450
                                                                      ----------
                                                                         108,524
                                                                      ----------
            INSURANCE - MISCELLANEOUS - 1.41%
       12 * Berkshire Hathaway, Inc. ..............................       25,080
        1 * Berkshire Hathaway, Inc., Class A......................       63,900
    1,350   PMI Group, Inc. .......................................       70,031
                                                                      ----------
                                                                         159,011
                                                                      ----------
            INSURANCE - MULTILINE - 1.66%
      600   Allstate Corp. ........................................       17,250
    2,500   Cincinnati Financial Corp. ............................       89,531
    1,500   XL Capital, Ltd. ......................................       80,531
                                                                      ----------
                                                                         187,312
                                                                      ----------
            LEISURE TIME - 0.19%
    1,500 * Mirage Resorts, Inc. ..................................       21,844
                                                                      ----------
            MACHINERY - INDUSTRIAL/SPECIALTY - 1.43%
    1,900   Dover Corp. ...........................................       80,869
    1,100   Illinois Tool Works, Inc. .............................       80,575
                                                                      ----------
                                                                         161,444
                                                                      ----------

 80                                               October 31, 1999
                           BALANCED FUND - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            MEDICAL TECHNOLOGY - 1.84%
    2,900   Guidant Corp. ........................................   $   143,188
    1,000   PE Corp  - PE Biosystems Group........................        64,875
                                                                     -----------
                                                                         208,063
                                                                     -----------
            MERCHANDISE - SPECIALTY - 0.59%
    1,600   American Greetings Corp., Class A.....................        41,400
      600   Circuit City Stores, Inc. ............................        25,613
                                                                     -----------
                                                                          67,013
                                                                     -----------
            MERCHANDISING - MASS - 0.51%
    1,000   Wal-Mart Stores, Inc. ................................        57,125
                                                                     -----------
            METALS - ALUMINUM - 0.22%
      400   Alcoa, Inc. ..........................................        24,300
                                                                     -----------
            MULTIMEDIA - 0.51%
    3,800 * Cadence Design Systems, Inc. .........................        57,713
                                                                     -----------
            NATURAL GAS - DIVERSIFIED - 0.28%
    1,600   KN Energy, Inc. ......................................        32,200
                                                                     -----------
            OIL - INTEGRATED DOMESTIC - 0.72%
    1,000   Burlington Resources, Inc. ...........................        34,874
    1,600   USX-Marathon Group....................................        46,600
                                                                     -----------
                                                                          81,474
                                                                     -----------
            OIL - INTEGRATED INTERNATIONAL - 1.11%
    1,300   Exxon Corp. ..........................................        96,281
      300   Mobil Corp. ..........................................        28,950
                                                                     -----------
                                                                         125,231
                                                                     -----------
            OIL - SERVICE - PRODUCTS - 1.10%
    2,700   Shell Transport & Trading - ADR.......................       123,863
                                                                     -----------
            OIL - SERVICES - 0.47%
    1,900   Baker Hughes, Inc. ...................................        53,081
                                                                     -----------
            PAPER/FOREST PRODUCTS - 1.59%
    1,700   Bowater, Inc. ........................................        89,250
    2,700   Fort James Corp. .....................................        71,043
      300   Kimberly-Clark Corp. .................................        18,938
                                                                     -----------
                                                                         179,231
                                                                     -----------
            PUBLISHING - NEWS - 0.32%
      900   New York Times Co., Class A...........................        36,225
                                                                     -----------
            REAL ESTATE INVESTMENT TRUSTS - 0.31%
    2,500   Indymac Mortgage Holdings, Inc. ......................        34,844
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            RESTAURANTS - 0.24%
    1,000 * Starbucks Corp. ......................................   $    27,188
                                                                     -----------
            SAVINGS & LOAN - 0.80%
    2,500   Washington Mutual, Inc. ..............................        89,844
                                                                     -----------
            SEMICONDUCTOR EQUIPMENT - 1.13%
      800 * Applied Materials, Inc. ..............................        71,850
      700 * KLA-Tencor Corp. .....................................        55,430
                                                                     -----------
                                                                         127,280
                                                                     -----------
            SEMICONDUCTORS - 1.25%
      800   Intel Corp. ..........................................        61,950
    1,000 * Maxim Integrated Products, Inc........................        78,937
                                                                     -----------
                                                                         140,887
                                                                     -----------
            TELECOMMUNICATIONS - 4.15%
    1,850   AT&T Corp. ...........................................        86,488
    3,800 * AT&T Corp. - Libery Media Group.......................       150,812
    1,000 * MCI Worldcom, Inc. ...................................        85,813
      800   Nokia Corp. - ADR, Class A............................        92,450
    1,000   Vodafone Airtouch, Plc. - ADR.........................        47,938
      200 * Williams Communications Group, Inc. ..................         6,375
                                                                     -----------
                                                                         469,876
                                                                     -----------
            TEXTILE - PRODUCTS - 0.24%
      900   V.F. Corp. ...........................................        27,056
                                                                     -----------
            TOBACCO - 0.49%
    2,200   Philip Morris Companies, Inc. ........................        55,413
                                                                     -----------
            UTILITIES - COMMUNICATION - 1.51%
    2,300   Sprint Corp. FON Group................................       170,919
                                                                     -----------
            UTILITIES - ELECTRIC - 2.25%
    1,700 * AES Corp. ............................................        95,944
    1,600   American Electric Power, Inc. ........................        55,200
      900 * Niagara Mohawk Holdings, Inc. ........................        14,288
    4,300 * Northeast Utilities...................................        89,494
                                                                     -----------
                                                                         254,926
                                                                     -----------
            UTILITIES - GAS, PIPELINE - 0.56%
    1,700   Williams Companies, Inc. .............................        63,750
                                                                     -----------
            TOTAL COMMON STOCK
            (Cost $6,652,006).....................................     7,146,130
                                                                     -----------

   PAR                                                                 MARKET
  VALUE                                                                 VALUE

--------------------------------------------------------------------------------
          CORPORATE BONDS - 8.80%
          AIRLINES - 0.85%
 $ 99,987 Continental Airlines,
          7.08% due 11/01/04......................................   $    96,405
                                                                     -----------
          BROADCASTING - 0.69%
  100,000 Fox/Liberty Networks, LLC,
          9.75% due 08/15/07......................................        78,500
                                                                     -----------
          DRUGS - 0.81%
  100,000 McKesson Corp.,
          6.30% due 03/01/05......................................        91,278
                                                                     -----------
          FINANCE COMPANIES - 1.73%
  100,000 Discover Card Master Trust I,
          5.60% due 05/15/06......................................        96,050
  100,000 Green Tree Financial Corp., Series A,
          7.14% due 01/15/29......................................        99,937
                                                                     -----------
                                                                         195,987
                                                                     -----------
          FINANCIAL SERVICES - 1.68%
  100,000 Charter Communications Holding,
          8.25% due 04/01/07......................................        95,000
  100,000 Household Finance Corp.,
          6.40% due 06/17/08......................................        94,468
                                                                     -----------
                                                                         189,468
                                                                     -----------
          FOODS - 0.85%
  100,000 Nabisco, Inc.,
          7.55% due 06/15/15......................................        95,877
                                                                     -----------
          INSURANCE - MULTILINE - 0.89%
  100,000 Reliastar Financial Corp.,
          8.00% due 10/30/06......................................       100,026
                                                                     -----------
          SECURITIES RELATED - 0.80%
   93,893 Morgan Stanley Capital,
          6.01% due 11/15/30......................................        90,168
                                                                     -----------
          TELECOMMUNICATIONS - 0.50%
  100,000 Spectrasite Holdings, Inc.,
          12.00% due 07/15/08.....................................        56,250
                                                                     -----------
          TOTAL CORPORATE BONDS
          (Cost $1,049,348).......................................       993,959
                                                                     -----------

-------------------------------------------------------------------------------

 October 31, 1999          BALANCED FUND - CONTINUED            81

   PAR                                                                 MARKET
  VALUE                                                                VALUE

-------------------------------------------------------------------------------
                UNITED STATES GOVERNMENT -
                LONG TERM - 20.61%
                FEDERAL AGENCIES - 9.05%
 $100,000       Federal Home Loan Bank,
                5.13% due 09/15/03................................   $   95,766
                Government National Mortgage Association:
  203,815       7.00% due 12/15/22................................      201,300
  497,385       7.00% due 11/25/28................................      487,900
  248,544       6.50% due 06/15/29................................      237,513
                                                                     ----------
                                                                      1,022,479
                                                                     ----------
                GOVERNMENT SPONSORED - 4.23%
  400,000       Federal National Mortgage Association,
                6.00% due 05/15/08................................      381,248
  100,000 (/1/) Government Lease Trust 1999-GSA1, Series A2,
                6.18% due 05/18/05................................       96,820
                                                                     ----------
                                                                        478,068
                                                                     ----------
                U.S. TREASURY NOTES - 7.33%
                United States Treasury Notes:
  700,000       6.88% due 05/15/06................................      726,467
  100,000       6.38% due 08/15/02................................      101,234
                                                                     ----------
                                                                        827,701
                                                                     ----------
                TOTAL UNITED STATES GOVERNMENT -
                LONG TERM
                (Cost $2,354,287).................................    2,328,248
                                                                     ----------
                CORPORATE SHORT TERM -
                REPURCHASE AGREEMENT - 6.89%
                BANKS - OTHER - 6.89%
  779,000       State Street Bank Repurchase Agreement, 5.15%,
                dated 10/31/99, to be repurchased at $779,334 on
                11/01/99, collateralized by U.S. Treasury Note,
                5.38%, 07/31/00, with a par value of $790,000
                (Cost $779,000)...................................      779,000
                                                                     ----------

                                                                       MARKET
                                                                        VALUE

--------------------------------------------------------------------------------
         TOTAL CORPORATE SHORT TERM - REPURCHASE AGREEMENT
         (Cost $779,000)..........................................   $   779,000
                                                                     -----------
         TOTAL INVESTMENTS
         (Cost $10,834,641) - 99.55%..............................   $11,247,337
                                                                     -----------
         *Non-income producing

----

(1) Securities exempt from registration under Rule 144A of the Securities
    Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1999, the aggregate value of these securities was $96,820, representing
    0.86% of net assets.

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $10,834,641).......................... $11,247,337
Receivables for:
 Investments sold..................................................     132,078
 Fund shares sold..................................................      80,866
 Dividends and interest............................................      61,627
Other assets.......................................................      24,553
                                                                    -----------
TOTAL ASSETS.......................................................  11,546,461
                                                                    -----------

LIABILITIES:
Payable for:
 Investments purchased.............................................      55,750
 Fund shares redeemed..............................................     100,050
Payable to affiliates:
 Advisory fees.....................................................      59,766
 Distribution fees for Class A & B.................................       4,366
 Other.............................................................      27,578
Accrued expenses and other liabilities.............................         390
                                                                    -----------
TOTAL LIABILITIES..................................................     247,900
                                                                    -----------
NET ASSETS......................................................... $11,298,561
                                                                    -----------

-------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share, unlimited
shares authorized, 995,017 shares outstanding.....................  $     9,950
Additional paid in capital........................................   10,644,546
Undistributed net realized gain on securities.....................      228,864
Undistributed net investment income...............................        2,505
Unrealized appreciation of securities.............................      412,696
                                                                    -----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING.............................................  $11,298,561
                                                                    -----------

-------------------------------------------------------------------------------

COMPUTATION OF NET ASSET VALUE
AND OFFERING PRICE:
Net asset value and redemption price per Class A
share ($1,808,620 divided by 159,216 shares)......................  $     11.36
                                                                    -----------
Offering price per Class A share
(100/94.25 of $11.36)*............................................  $     12.05
                                                                    -----------
Net asset value and offering price per Class B
share ($6,260,569 divided by 551,562 shares)**....................  $     11.35
                                                                    -----------
Net asset value, offering price and redemption
price per Class I share ($1,777,070 divided by
156,355 shares)...................................................  $     11.37
                                                                    -----------
Net asset value, offering price and redemption
price per Class II share ($1,452,302 divided by
127,884 shares)...................................................  $     11.36
                                                                    -----------
*  Offering price includes sales charge of 5.75%.
   The sales charge is reduced for purchases
   of $25,000 and over.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 82
                           BALANCED FUND - CONTINUED
STATEMENT OF OPERATIONS
For the Fiscal Year Ended October 31, 1999

INVESTMENT INCOME:
Dividends.............................................................. $ 51,583
Interest...............................................................  178,717
                                                                        --------
 Total investment income...............................................  230,300
                                                                        --------
EXPENSES:
Advisory fees..........................................................   59,766
Transfer agent fees....................................................   19,973
Custodian fees.........................................................    9,757
Distribution fees:
 Class A...............................................................    3,924
 Class B...............................................................   29,389
Administrative service fee, Class I....................................    3,594
Registration and filing fees...........................................   55,238
Audit fees and tax services............................................    4,392
Accounting services....................................................    2,245
Trustees' fees and expenses............................................    1,123
Report to shareholders.................................................      367
Miscellaneous..........................................................    3,578
                                                                        --------
 Total expenses........................................................  193,346
 Expense reimbursement (see Note 3)....................................  (96,903)
                                                                        --------
 Net expenses..........................................................   96,443
                                                                        --------
NET INVESTMENT INCOME..................................................  133,857
                                                                        --------

REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on securities........................................  229,026
Net unrealized appreciation of securities during the period............  412,696
                                                                        --------
  Net realized and unrealized gain on securities during the period.....  641,722
                                                                        --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....................... $775,579
                                                                        --------

STATEMENT OF CHANGES IN NET ASSETS

                                                 For the        For the Period
                                                Year Ended    October 7, 1998 to
                                             October 31, 1999  October 31, 1998
                                             -----------------------------------
OPERATIONS:
Net investment income......................    $   133,857          $    -
Net realized gain on securities............        229,026               -
Net unrealized appreciation of securities
 during the period.........................        412,696               -
                                             -----------------------------------
 Increase in net assets resulting from
  operations...............................        775,579               -
                                             -----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A...................................        (30,629)              -
 Class B...................................        (38,485)              -
 Class I...................................        (29,571)              -
 Class II..................................        (32,829)              -
                                             -----------------------------------
  Total distributions to shareholders from
   net investment income...................       (131,514)              -
                                             -----------------------------------
Net realized gain on securities
 Class A...................................              -               -
 Class B...................................              -               -
 Class I...................................              -               -
 Class II..................................              -               -
                                             -----------------------------------
  Total distributions to shareholders
   from net realized gain on securities....              -               -
                                             -----------------------------------
Decrease in net assets resulting from
 distributions to shareholders.............       (131,514)              -
                                             -----------------------------------
SHARE TRANSACTIONS:
Net increase in net assets resulting from
 share transactions
 Class A...................................      1,634,761           1,250
 Class B...................................      6,132,326           1,250
 Class I...................................      1,600,830           1,250
 Class II..................................      1,281,579           1,250
                                             -----------------------------------
Total increase in net assets resulting from
 share transactions........................     10,649,496           5,000
                                             -----------------------------------
TOTAL INCREASE IN NET ASSETS...............     11,293,561           5,000
NET ASSETS:
 Beginning of year.........................          5,000               -
                                             -----------------------------------
 End of period (including undistributed net
  investment income of $2,505 and $0)......    $11,298,561          $5,000
                                             -----------------------------------

--------------------------------------------------------------------------------

 CHANGE IN SHARES                 Class A                                   Class B
 OUTSTANDING       ----------------------------------------- -----------------------------------------
                        For the           For the Period          For the           For the Period
                       Year Ended       October 7, 1998 to       Year Ended       October 7, 1998 to
                    October 31, 1999     October 31, 1998     October 31, 1999     October 31, 1998
                   -------------------  -------------------- -------------------  --------------------
                   Shares     Amount     Shares    Amount    Shares     Amount     Shares    Amount
                   -------------------  -------------------- -------------------  --------------------
 Shares sold.....  160,044  $1,646,861       125  $    1,250 554,404  $6,168,853       125  $    1,250
 Shares issued
 for
 distributions
 reinvested......    2,688      30,598         -           -   3,396      38,149         -           -
 Shares
 repurchased.....   (3,641)    (42,698)        -           -  (6,363)    (74,676)        -           -
                   -------------------  -------------------- -------------------  --------------------
 Increase in
 shares
 outstanding.....  159,091   1,634,761       125       1,250 551,437   6,132,326       125       1,250
 Shares
 outstanding:
 Beginning of
 period..........      125       1,250         -           -     125       1,250         -           -
                   -------------------  -------------------- -------------------  --------------------
 End of period...  159,216  $1,636,011       125  $    1,250 551,562  $6,133,576       125      $1,250
                   -------------------  -------------------- -------------------  --------------------
 CHANGE IN SHARES                 Class I                                   Class II
 OUTSTANDING       ----------------------------------------- ---------------------------------------
                        For the           For the Period          For the         For the Period
                       Year Ended       October 7, 1998 to       Year Ended     October 7, 1998 to
                    October 31, 1999     October 31, 1998     October 31, 1999   October 31, 1998
                   -------------------- -------------------- ------------------ --------------------
                   Shares     Amount     Shares    Amount    Shares    Amount    Shares    Amount
                   -------------------- -------------------- ------------------ --------------------
 Shares sold.....  153,886  $1,574,100       125  $    1,250 124,875 $1,248,750      125  $    1,250
 Shares issued
 for
 distributions
 reinvested......    2,598      29,570         -           -   2,884     32,829        -           -
 Shares
 repurchased.....     (254)     (2,840)        -           -       -          -        -           -
                   -------------------- -------------------- ------------------ --------------------
 Increase in
 shares
 outstanding.....  156,230   1,600,830       125       1,250 127,759  1,281,579      125       1,250
 Shares
 outstanding:
 Beginning of
 period..........      125       1,250         -           -     125      1,250        -           -
                   -------------------- -------------------- ------------------ --------------------
 End of period...  156,355  $1,602,080       125  $    1,250 127,884 $1,282,829      125  $    1,250
                   -------------------- -------------------- ------------------ --------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 October 31, 1999             HIGH YIELD BOND FUND              83

    PAR                                                             MARKET
   VALUE                                                             VALUE

-----------------------------------------------------------------------------
                 SCHEDULE OF INVESTMENTS
                 CORPORATE BONDS - LONG TERM - 89.07%
                 ADVERTISING - 1.18%
 $  750,000      Interep National Radio Sales, Series B,
                 10.00% due 07/01/08............................  $   744,375
                                                                  -----------
                 AIRLINES - 1.61%
  1,050,000      Aircraft Service International Group,
                 11.00% due 08/15/05............................    1,015,875
                                                                  -----------
                 APPAREL & PRODUCTS - 1.16%
    350,000      Anvil Knitwear, Inc., Series B,
                 10.88% due 03/15/07............................      228,375
    500,000      Bell Sports, Inc., Series B,
                 11.00% due 08/15/08............................      508,750
                                                                  -----------
                                                                      737,125
                                                                  -----------
                 AUTO - CARS - 2.48%
    900,000      Diamond Triumph,
                 9.25% due 04/01/08.............................      765,000
  1,000,000      Prestolite Electric, Inc.,
                 9.63% due 02/01/08.............................      800,000
                                                                  -----------
                                                                    1,565,000
                                                                  -----------
                 AUTO - ORIGINAL EQUIPMENT - 0.44%
     65,000      Delco Remy International, Inc.,
                 10.63% due 08/01/06............................       64,025
    215,000(1)   JL French Auto Casting,
                 11.50% due 06/01/09............................      212,313
                                                                  -----------
                                                                      276,338
                                                                  -----------
                 BROADCASTING - 6.93%
    900,000      Cumulus Media,
                 10.38% due 07/01/08............................      928,125
  2,500,000      Echostar DBS Corp.,
                 9.38% due 02/01/09.............................    2,475,000
  1,000,000(1)   Susquehanna Media Co.,
                 8.50% due 05/15/09.............................      975,000
                                                                  -----------
                                                                    4,378,125
                                                                  -----------
                 CHEMICAL - MAJOR - 2.76%
  1,500,000      Koppers Industries, Inc.,
                 9.88% due 12/01/07.............................    1,305,000
    500,000(1)   Royster-Clark, Inc.,
                 10.25% due 04/01/09............................      440,000
                                                                  -----------
                                                                    1,745,000
                                                                  -----------

    PAR                                                               MARKET
   VALUE                                                               VALUE

-------------------------------------------------------------------------------
                 CHEMICAL - MISCELLANEOUS - 1.55%
 $  750,000      GEO Specialty,
                 10.13% due 08/01/08.............................   $   678,750
    300,000      Lyondell Chemical Co., Series B,
                 9.88% due 05/01/07..............................       298,500
                                                                    -----------
                                                                        977,250
                                                                    -----------
                 CONSUMER FINANCE - 1.15%
    750,000(1)   AmeriCredit Corp.,
                 9.25% due 02/01/04..............................       728,438
                                                                    -----------
                 CONTAINERS - METAL/GLASS - 0.59%
    370,000      BWAY Corp.,
                 10.25% due 04/15/07.............................       370,925
                                                                    -----------
                 DRUGS - 2.43%
    200,000      Caremark Pharmaceuticals, Inc.,
                 9.375% due 02/01/09.............................       168,500
  1,500,000      ICN Pharmaceuticals, Inc.,
                 8.75% due 11/15/08..............................     1,365,000
                                                                    -----------
                                                                      1,533,500
                                                                    -----------
                 ELECTRONIC INSTRUMENTS - 2.23%
    400,000      Celestica International, Inc.,
                 10.50% due 12/31/06.............................       418,000
  1,000,000(1)   Flextronics International, Ltd.,
                 8.75% due 10/15/07..............................       990,000
                                                                    -----------
                                                                      1,408,000
                                                                    -----------
                 ENTERTAINMENT - 7.06%
  1,000,000      Carmike Cinemas, Inc., Series B,
                 9.38% due 02/01/09..............................       932,500
  1,500,000(1)   Cinemark USA, Inc.,
                 9.63% due 08/01/08..............................     1,335,000
    900,000      Harveys Casino Resorts,
                 10.63% due 06/01/06.............................       918,000
    640,000      Hollywood Entertainment Corp.,
                 10.63% due 08/15/04.............................       544,000
    250,000      Isle Of Capri Casinos,
                 8.75% due 04/15/09..............................       225,625
    500,000(1)   Riviera Black Hawk, Inc.,
                 13.00% due 05/01/05.............................       510,000
                                                                    -----------
                                                                      4,465,125
                                                                    -----------
                 FINANCE COMPANIES - 1.21%
    500,000(1)   Port Arthur Finance Corp.,
                 12.50% due 01/15/09.............................       500,000
    250,000      R&B Finance Co.,
                 11.38% due 03/15/09.............................       263,125
                                                                    -----------
                                                                        763,125
                                                                    -----------

                                                                       MARKET
 PAR VALUE                                                             VALUE

-------------------------------------------------------------------------------
                 FINANCIAL SERVICES - 0.83%
 $  500,000      Ono Finance, Plc.,
                 13% due 05/01/09.................................   $  527,500
                                                                     ----------
                 FOODS - 2.06%
  1,000,000      Agrilink Foods, Inc.,
                 11.88% due 11/01/08..............................      875,000
    750,000      Ameriserve Food Distribution,
                 10.13% due 07/15/07..............................      427,500
                                                                     ----------
                                                                      1,302,500
                                                                     ----------
                 FREIGHT - 1.22%
  1,000,000      Ultrapetrol (Bahamas), Ltd.,
                 10.50% due 04/01/08..............................      770,000
                                                                     ----------
                 HEALTHCARE - 3.23%
  1,000,000      Genesis Health Ventures, Inc.,
                 9.75% due 06/15/05...............................      380,000
    900,000      Unilab Finance Corp.,
                 11.00% due 04/01/06..............................      981,000
  1,000,000      Universal Hospital Services,
                 10.25% due 03/01/08..............................      680,000
                                                                     ----------
                                                                      2,041,000
                                                                     ----------
                 HOME BUILDERS - 1.16%
                 Beazer Homes USA, Inc.:
    350,000      9.00% due 03/01/04...............................      326,375
    450,000      8.88% due 04/01/08...............................      405,000
                                                                     ----------
                                                                        731,375
                                                                     ----------
                 HOUSEHOLD PRODUCTS - 0.80%
    750,000      Sealy Mattress Co.,
                 10.88% due 12/15/07..............................      506,250
                                                                     ----------
                 INFORMATION PROCESSING - NETWORKING - 0.33%
    250,000(1)   Condor Systems Inc.,
                 11.88% due 05/01/09..............................      210,000
                                                                     ----------
                 LEISURE TIME - 1.52%
    500,000      Hollywood Park, Inc., Series B,
                 9.25% due 02/15/07...............................      483,750
    500,000      International Game Technology,
                 8.38% due 05/15/09...............................      477,500
                                                                     ----------
                                                                        961,250
                                                                     ----------
                 LODGING - 1.80%
  1,250,000      Prime Hospitality Corp.,
                 9.75% due 04/01/07...............................    1,137,500
                                                                     ----------

--------------------------------------------------------------------------------

 84                                               October 31, 1999
                        HIGH YIELD BOND FUND - CONTINUED

  PAR                                                             MARKET
 VALUE                                                             VALUE

---------------------------------------------------------------------------
                MACHINERY - CONSTRUCTION &
                CONTRACTS - 0.45%
$ 200,000       Calpine Corp.,
                7.75% due 04/15/09............................. $   186,500
  100,000       Penhall International,
                12.00% due 08/01/06............................     100,000
                                                                -----------
                                                                    286,500
                                                                -----------
                MACHINERY - INDUSTRIAL/
                SPECIALTY - 0.32%
  200,000       Synthetic Industries, Inc.,
                9.25% due 02/15/07.............................     200,000
                                                                -----------
                MERCHANDISE - SPECIALTY - 1.15%
  750,000       BIG 5 Corp., Series B,
                10.88% due 11/15/07............................     727,500
                                                                -----------
                MERCHANDISING - DEPARTMENT - 2.28%
1,500,000       True Temper Sports, Inc., Series B,
                10.88% due 12/01/08............................   1,440,000
                                                                -----------
                MERCHANDISING - FOOD - 1.90%
1,375,000       Disco S.A.,
                9.88% due 05/15/08.............................   1,203,125
                                                                -----------
                METALS - STEEL - 3.21%
  600,000       National Steel Corp., Series D,
                9.88% due 03/01/09.............................     591,000
  250,000       Renco Steel Holdings, Series B,
                10.88% due 02/01/05............................     202,500
  250,000       Russel Metals, Inc.,
                10.00% due 06/01/09............................     254,688
1,000,000(1)    WCI Steel, Inc.,
                10.00% due 12/01/04............................     977,500
                                                                -----------
                                                                  2,025,688
                                                                -----------
                MISCELLANEOUS - 5.20%
1,500,000       Anthony Crane Rentals,
                10.38% due 08/01/08............................   1,290,000
1,375,000(1)    Caithness Coso Fund Corp.,
                9.05% due 12/15/09.............................   1,321,719
   600,00       Integrated Electrical Services, Inc., Series B,
                9.38% due 02/01/09.............................     579,000
  100,000       Pegasus Communications Corp., Series B,
                9.63% due 10/15/05.............................      97,000
                                                                -----------
                                                                  3,287,719
                                                                -----------

    PAR                                                               MARKET
   VALUE                                                               VALUE

-------------------------------------------------------------------------------
                NATURAL GAS - DIVERSIFIED - 0.45%
 $ 280,000      Leviathan Gas Pipeline Partners, L.P., Series B,
                10.38% due 06/01/09..............................   $   285,600
                                                                    -----------
                OIL - INTEGRATED DOMESTIC - 0.76%
   500,000      Tesoro Petroleum Corp.,
                9.00% due 07/01/08...............................       480,000
                                                                    -----------
                OIL - SERVICE - PRODUCTS - 2.34%
 1,500,000      Triton Energy,
                8.75 04/15/02....................................     1,479,555
                                                                    -----------
                OIL - SERVICES - 0.15%
   105,000      Grey Wolf, Inc.,
                8.88% due 07/01/07...............................        93,713
                                                                    -----------
                OIL/GAS PRODUCERS - 2.69%
                Chesapeake Energy Corp.:
   150,000      9.63% due 05/10/05...............................       141,750
    75,000      9.13% due 04/15/06...............................        68,625
 1,500,000      HS Resources, Inc.,
                9.25% due 11/15/06...............................     1,492,500
                                                                    -----------
                                                                      1,702,875
                                                                    -----------
                PAPER/FOREST PRODUCTS - 2.16%
 1,300,000      Bear Island LLC, Series B,
                10.00% due 12/01/07..............................     1,264,375
   100,000      Pacific Papers, Inc.,
                10.00% due 03/15/09..............................       101,750
                                                                    -----------
                                                                      1,366,125
                                                                    -----------
                POLLUTION CONTROL - 0.96%
   625,000      Marsulex, Inc.,
                9.63% due 07/01/08...............................       606,250
                                                                    -----------
                PUBLISHING NEWS - 0.40%
   250,000      Regional Independent Media,
                10.50% due 07/01/08..............................       250,000
                                                                    -----------
                RESTAURANTS - 3.08%
   650,000      Apple South, Inc.,
                9.75% due 06/01/06...............................       619,125
   500,000      Dominos, Inc., Series B,
                10.38% due 01/15/09..............................       455,000
   100,000(1)   Sbarro, Inc.,
                11.00% due 09/15/09..............................        98,250
   750,000      Southern Foods,
                9.88% due 09/01/07...............................       776,250
                                                                    -----------
                                                                      1,948,625
                                                                    -----------

  PAR                                                                 MARKET
 VALUE                                                                VALUE

--------------------------------------------------------------------------------
                SCHOOLS - 2.22%
$1,500,000      Kindercare Learning Centers,
                9.50% due 02/15/09...............................   $ 1,402,500
                                                                    -----------
                TELECOMMUNICATIONS - 13.62%
   100,000      Arch Communications, Inc.,
                13.75% due 04/15/08..............................        72,500
   100,000      Cadmus Communications Corp.,
                9.75% due 06/01/09...............................        99,624
   630,000      Dobson/Sygnet Communications,
                12.25% due 12/15/08..............................       674,100
   380,000(1)   Energis, Plc.,
                9.75% due 06/15/09...............................       385,700
 1,000,000      Global Crossing,
                9.63% due 05/15/08...............................     1,015,000
 1,150,000      Level 3 Communications, Inc.,
                9.13% due 05/01/08...............................     1,069,500
   205,000      Microcell Telecommunications,
                12.00% due 06/01/09..............................       123,513
   700,000      National Communications Corp., Series B,
                11.50% due 10/01/08..............................       747,250
                NEXTLINK Communications, Inc.:
   500,000      10.75% due 11/15/08..............................       505,000
   750,000      10.75% due 06/01/09..............................       765,000
 1,000,000      Orbcomm Global, Series B,
                14.00% due 08/15/04..............................       820,000
   900,000      Paging Network, Inc.,
                10.00% due 10/15/08..............................       238,500
 1,000,000      Telewest Communications, Plc.,
                9.63% due 10/01/06...............................     1,010,000
 1,585,000      Triton Communications,
                11.00% due 05/01/08..............................     1,085,725
                                                                    -----------
                                                                      8,611,412
                                                                    -----------
                TOTAL CORPORATE BONDS
                (Cost $59,396,039)...............................    56,292,763
                                                                    -----------
                FOREIGN BONDS -- 0.69%
                TELECOMMUNICATIONS - 0.69%
   600,000      ESAT Telecom Group, Plc.,
                12.50% due 02/01/07..............................       438,000
                                                                    -----------
                TOTAL FOREIGN BONDS
                (Cost $442,403)..................................       438,000
                                                                    -----------

--------------------------------------------------------------------------------

 October 31, 1999       HIGH YIELD BOND FUND - CONTINUED        85

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
             PREFERRED STOCK - 0.89%
             TELECOMMUNICATIONS - 0.89%
       515 * Dobson Communications Corp. .........................   $   505,337
        57   Dobson Communications Corp. - OKL....................        55,018
                                                                     -----------
             TOTAL PREFERRED STOCK
             (Cost $497,963)......................................       560,355
                                                                     -----------

    PAR
   VALUE
 ----------
            CORPORATE SHORT TERM
            REPURCHASE AGREEMENT - 8.53%
            BANKS - OTHER - 8.53%
 $5,394,000 State Street Bank Repurchase Agreement,
            5.15%, dated 10/31/99, to be repurchased
            at $5,396,315 on 11/01/99, collateralized
            by U.S. Treasury Note, 5.38%, 07/31/00, with a par
            value of $5,440,000
            (Cost $5,394,000)....................................     5,394,000
                                                                    -----------
            TOTAL CORPORATE SHORT TERM -
            REPURCHASE AGREEMENT
            (Cost $5,394,000)....................................     5,394,000
                                                                    -----------
            TOTAL INVESTMENTS
            (Cost $65,730,405) - 99.18% .........................   $62,685,118
                                                                    -----------
            *Non-income producing

----

(1) Securities)exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1999, the aggregate value of these securities was $8,683,920, representing 13.74% of net assets.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $65,730,405).........................  $62,685,118
Receivables for
 Investments sold.................................................      220,975
 Fund shares sold.................................................        4,910
 Dividends and interest...........................................    1,787,210
Other assets......................................................      110,147
                                                                    -----------
TOTAL ASSETS......................................................   64,808,360
                                                                    -----------

LIABILITIES:
Payable for:
 Investments purchased............................................    1,032,761
 Fund shares redeemed.............................................        1,366
Payable to affiliates:
 Administrative service fees for Class I..........................          426
 Advisory fees....................................................      426,557
 Distribution fees for Class A & B................................          200
 Other............................................................      139,802
Accrued expenses and other liabilities............................        1,141
                                                                    -----------
TOTAL LIABILITIES.................................................    1,602,253
                                                                    -----------
NET ASSETS........................................................  $63,206,107
                                                                    -----------
--------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share, unlimited
shares authorized, 6,703,974 shares outstanding...................  $    67,040
Additional paid in capital........................................   66,893,634
Accumulated net realized loss on securities.......................     (710,603)
Undistributed net investment income...............................        1,323
Unrealized depreciation of securities.............................   (3,045,287)
                                                                    -----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING.............................................  $63,206,107
                                                                    -----------

--------------------------------------------------------------------------------

COMPUTATION OF NET ASSET VALUE
AND OFFERING PRICE:
Net asset value and redemption price per Class A
share ($34,177 divided by 3,625 shares)...........................  $      9.43
                                                                    -----------
Offering price per Class A share
(100/95.25 of $9.43)*.............................................  $      9.90
                                                                    -----------
Net asset value and offering price per Class B
share ($652,278 divided by 69,184 shares)**.......................  $      9.43
                                                                    -----------
Net asset value, offering price and redemption
price per Class I share ($14,010 divided by
1,486 shares).....................................................  $      9.43
                                                                    -----------
Net asset value, offering price and redemption
price per Class II share ($62,505,642 divided by
6,629,679 shares).................................................  $      9.43
                                                                    -----------
*  Offering price includes sales charge of 4.75%.
   The sales charge is reduced for purchases
   of $25,000 and over.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 86                     HIGH YIELD BOND FUND - CONTINUED
STATEMENT OF OPERATIONS
For the Fiscal Year Ended October 31, 1999

INVESTMENT INCOME:
Interest.......................................................... $ 5,897,156
Dividends.........................................................      26,104
                                                                   -----------
 Total investment income..........................................   5,923,260
                                                                   -----------
EXPENSES:
Advisory fees.....................................................     426,557
Transfer agent fees...............................................     161,837
Custodian fees....................................................      82,199
Distribution fees:
 Class A..........................................................         231
 Class B..........................................................       3,087
Administrative service fee, Class I...............................         213
Registration and filing fees......................................      56,570
Audit fees and tax services.......................................      36,365
Accounting services...............................................      18,307
Trustees' fees and expenses.......................................       9,317
Report to shareholders............................................       3,381
Miscellaneous.....................................................      27,769
                                                                   -----------
 Total expenses...................................................     825,833
 Expense reimbursement (see Note 3)...............................    (283,446)
                                                                   -----------
 Net expenses.....................................................     542,387
                                                                   -----------
NET INVESTMENT INCOME.............................................   5,380,873
                                                                   -----------

REALIZED AND UNREALIZED LOSS ON SECURITIES:
Net realized loss on securities...................................    (710,603)
Net unrealized depreciation of securities during the period.......  (3,045,287)
                                                                   -----------
  Net realized and unrealized loss on securities during the
  period..........................................................  (3,755,890)
                                                                   -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................. $ 1,624,983
                                                                   -----------

STATEMENT OF CHANGES IN NET ASSETS
                                               For the        For the Period
                                              Year Ended    October 7, 1998 to
                                           October 31, 1999  October 31, 1998
                                           ----------------------------------
OPERATIONS:
Net investment income.....................   $ 5,380,873          $    -
Net realized loss on securities...........      (710,603)              -
Net unrealized depreciation of securities
during the period.........................    (3,045,287)              -
                                           ----------------------------------
 Increase in net assets resulting from
 operations...............................     1,624,983               -
                                           ----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A..................................        (5,419)              -
 Class B..................................       (24,330)              -
 Class I..................................        (4,874)              -
 Class II.................................    (5,346,250)              -
                                           ----------------------------------
  Total distributions to shareholders from
  net investment income...................    (5,380,873)              -
                                           ----------------------------------
Net realized gain on securities
 Class A..................................             -               -
 Class B..................................             -               -
 Class I..................................             -               -
 Class II.................................             -               -
                                           ----------------------------------
  Total distributions to shareholders
  from net realized gain on securities....             -               -
                                           ----------------------------------
Decrease in net assets resulting from
distributions to shareholders.............    (5,380,873)              -
                                           ----------------------------------
SHARE TRANSACTIONS:
Net increase in net assets resulting from
share transactions
 Class A..................................        33,219           1,250
 Class B..................................       689,564           1,250
 Class I..................................        12,082           1,250
 Class II.................................    66,222,132           1,250
                                           ----------------------------------
Total increase in net assets resulting
from share transactions...................    66,956,997           5,000
                                           ----------------------------------
TOTAL INCREASE IN NET ASSETS..............    63,201,107           5,000
NET ASSETS:
 Beginning of year........................         5,000               -
                                           ----------------------------------
 End of period (including undistributed
 net investment income of $1,323 and $0)..   $63,206,107          $5,000
                                           ----------------------------------

--------------------------------------------------------------------------------

 CHANGE IN SHARES                  Class A                                     Class B
 OUTSTANDING       ------------------------------------------- -------------------------------------------
                         For the            For the Period           For the            For the Period
                        Year Ended        October 7, 1998 to        Year Ended        October 7, 1998 to
                     October 31, 1999      October 31, 1998      October 31, 1999      October 31, 1998
                   ---------------------  -------------------- ---------------------  --------------------
                    Shares     Amount      Shares    Amount     Shares     Amount      Shares    Amount
                   ---------------------  -------------------- ---------------------  --------------------
 Shares sold.....   127,950  $ 1,278,928       125  $    1,250  191,330  $ 1,913,973       125  $    1,250
 Shares issued
 for
 distributions
 reinvested......       538        5,377         -           -    2,309       22,587         -           -
 Shares
 repurchased.....  (124,988)  (1,251,086)        -           - (124,580)  (1,246,996)        -           -
                   ---------------------  -------------------- ---------------------  --------------------
 Increase in
 shares
 outstanding.....     3,500       33,219       125       1,250   69,059      689,564       125       1,250
 Shares
 outstanding:
 Beginning of
 period..........       125        1,250         -           -      125        1,250         -           -
                   ---------------------  -------------------- ---------------------  --------------------
 End of period...     3,625  $    34,469       125  $    1,250   69,184  $   690,814       125  $    1,250
                   ---------------------  -------------------- ---------------------  --------------------
 CHANGE IN SHARES                  Class I                                     Class II
 OUTSTANDING       ------------------------------------------- --------------------------------------------
                         For the            For the Period            For the            For the Period
                        Year Ended        October 7, 1998 to        Year Ended         October 7, 1998 to
                     October 31, 1999      October 31, 1998      October 31, 1999       October 31, 1998
                   ---------------------- -------------------- ----------------------- --------------------
                    Shares     Amount      Shares    Amount     Shares      Amount      Shares    Amount
                   ---------------------- -------------------- ----------------------- --------------------
 Shares sold.....   124,875  $ 1,248,449       125  $    1,250 6,217,232  $62,127,399       125  $    1,250
 Shares issued
 for
 distributions
 reinvested......       486        4,873         -           -   537,322    5,345,983         -           -
 Shares
 repurchased.....  (124,000)  (1,241,240)        -           -  (125,000)  (1,251,250)        -           -
                   ---------------------- -------------------- ----------------------- --------------------
 Increase in
 shares
 outstanding.....     1,361       12,082       125       1,250 6,629,554   66,222,132       125       1,250
 Shares
 outstanding:
 Beginning of
 period..........       125        1,250         -           -       125        1,250         -           -
                   ---------------------- -------------------- ----------------------- --------------------
 End of period...     1,486  $    13,332       125  $    1,250 6,629,679  $66,223,382       125  $    1,250
                   ---------------------- -------------------- ----------------------- --------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 October 31, 1999             STRATEGIC BOND FUND               87

   PAR                                                                 MARKET
  VALUE                                                                VALUE

-------------------------------------------------------------------------------
               SCHEDULE OF INVESTMENTS
               CORPORATE BONDS - 42.31%
               APPAREL & PRODUCTS - 1.03%
 $ 88,000      Anvill Knitwear, Inc., Series B,
               10.88% due 03/15/07................................   $   57,420
                                                                     ----------
               AUTO - CARS - 1.53%
  100,000      Diamond Triumph,
               9.25% due 04/01/08.................................       85,000
                                                                     ----------
               BROADCASTING - 5.38%
  100,000      Cumulus Media, Inc.,
               10.38% due 07/01/08................................      103,125
  100,000      Echostar DBS Corp.,
               9.38% due 02/01/09.................................       99,000
  100,000(1)   Susquehanna Media Co.,
               8.50% due 05/15/09.................................       97,500
                                                                     ----------
                                                                        299,625
                                                                     ----------
               CONTAINERS - METAL/GLASS - 1.80%
  100,000      BWAY Corp.,
               10.25% due 04/15/07................................      100,250
                                                                     ----------
               DRUGS - 1.64%
  100,000      ICN Pharmaceuticals, Inc.,
               8.75% due 11/15/08.................................       91,000
                                                                     ----------
               ENTERTAINMENT - 1.83%
  100,000      Harveys Casino Resorts,
               10.63% due 06/01/06................................      102,000
                                                                     ----------
               FOODS - 1.57%
  100,000      Agrilink Foods, Inc.,
               11.88% due 11/01/08................................       87,500
                                                                     ----------
               FINANCIAL SERVICES - 1.90%
  100,000      Ono Finance, Plc.,
               13.00% due 05/01/09................................      105,500
                                                                     ----------
               HEALTHCARE - 2.39%
  100,000      Unilab Finance Corp.,
               11.00% due 04/01/06................................      109,000
   35,000      Universal Hospital Service,
               10.25% due 03/01/08................................       23,800
                                                                     ----------
                                                                        132,800
                                                                     ----------

   PAR                                                                 MARKET
  VALUE                                                                VALUE

-------------------------------------------------------------------------------
               HOME BUILDERS - 1.66%
               Beazer Homes USA, Inc.:
 $ 75,000      9.00% due 03/01/04.................................   $   69,938
   25,000      8.88% due 04/01/08.................................       22,500
                                                                     ----------
                                                                         92,438
                                                                     ----------
               LEISURE TIME - 1.72%
  100,000      Speedway Motorsports, Inc., Series D,
               8.50% due 08/15/07.................................       96,000
                                                                     ----------
               MERCHANDISE - DRUG - 0.90%
   50,000      Express Scripts, Inc.,
               9.63% due 06/15/09.................................       50,000
                                                                     ----------
               MERCHANDISING - DEPARTMENT - 3.45%
  200,000      True Temper Sports, Inc., Series B,
               10.88% due 12/01/08................................      192,000
                                                                     ----------
               MERCHANDISING - FOOD - 1.57%
  100,000      Disco S.A.,
               9.88% due 05/15/08.................................       87,500
                                                                     ----------
               METALS - STEEL - 4.21%
   50,000      National Steel Corp., Series D,
               9.88% due 03/01/09.................................       49,250
  155,000      Pohang Iron & Steel, - ADR,
               7.13% due 11/01/06.................................      144,404
   50,000      Renco Steel Holdings, Series B,
               10.88% due 02/01/05................................       40,500
                                                                     ----------
                                                                        234,154
                                                                     ----------
               RESTAURANTS - 3.35%
  100,000      Apple South, Inc.,
               9.75% due 06/01/06.................................       95,250
  100,000      Dominos, Inc., Series B,
               10.38% due 01/15/09................................       91,000
                                                                     ----------
                                                                        186,250
                                                                     ----------
               TELECOMMUNICATIONS - 6.38%
   25,000(1)   Energis, Plc.,
               9.75% due 06/15/09.................................       25,375
  100,000      National Communications Corp., Series B,
               11.50% due 10/01/08................................      106,750
  100,000      NEXTLINK Communications, Inc.,
               10.75% due 11/15/08................................      101,000
  200,000(1)   TeleCorp PCS, Inc.,
               11.63% due 04/15/09................................      122,500
                                                                     ----------
                                                                        355,625
                                                                     ----------
               TOTAL CORPORATE BONDS
               (Cost $2,409,979)..................................    2,355,062
                                                                     ----------

 PAR                                                                   MARKET
 VALUE                                                                 VALUE

-------------------------------------------------------------------------------
            UNITED STATES GOVERNMENT -
            LONG TERM - 28.44%
            GOVERNMENT SPONSORED - 23.32%
            Federal Home Loan Mortgage Corp.:
 $  199,543 7.00% 06/01/29........................................   $  196,051
    148,434 6.50% due 05/01/29....................................      142,311
            Federal National Mortgage Association:
    500,000 8.00% due 05/25/27....................................      509,455
     49,291 5.50% due 01/01/29....................................       44,700
    446,843 5.50% due 06/01/29....................................      405,228
                                                                     ----------
                                                                      1,297,745
                                                                     ----------
            U.S. TREASURY - 5.12%
    315,000 United States Treasury Notes,
            4.74% due 11/15/08....................................      285,075
                                                                     ----------
            TOTAL UNITED STATES GOVERNMENT - LONG TERM
            (Cost $1,632,779).....................................    1,582,820
                                                                     ----------
            GOVERNMENT BONDS -
            FOREIGN - 17.10%
    176,000 Republic of Argentina,
            6.81% due 03/31/05....................................      157,142
    303,303 Brazil C Bond,
            8.00% due 04/15/14....................................      202,272
    150,000 Canada,
            5.25% due 09/01/03....................................       99,358
 50,000,000 Hellenic Republic,
            8.80% due 06/19/07....................................      174,470
    125,000 Republic of Lithuania,
            8.00% due 03/29/04....................................      131,186
    250,000 United States of Mexico W-B,
            6.25% due 12/31/19....................................      187,426
                                                                     ----------
            TOTAL GOVERNMENT BONDS - FOREIGN
            (Cost $965,983).......................................      951,854
                                                                     ----------
            CORPORATE SHORT TERM -
            REPURCHASE AGREEMENT - 19.52%
            BANKS - OTHER - 19.52%
  1,086,000 State Street Bank Repurchase Agreement,
            5.15%, dated 10/31/99, to be repurchased at $1,086,466
            on 11/01/99, collateralized by U.S. Treasury Note,
            5.38%, 07/31/00, with a par value of $1,095,000 (Cost
            $1,086,000)...........................................    1,086,000
                                                                     ----------

--------------------------------------------------------------------------------

 88                                               October 31, 1999
                        STRATEGIC BOND FUND - CONTINUED

                                                                        MARKET
                                                                        VALUE

--------------------------------------------------------------------------------
         TOTAL CORPORATE SHORT TERM - REPURCHASE AGREEMENT
         (Cost $1,086,000).........................................   $1,086,000
                                                                      ----------
         TOTAL INVESTMENTS
         (Cost $6,094,741) - 107.37%...............................   $5,975,736
                                                                      ----------

----
(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1999, the aggregate value of these securities was $245,375 representing 4.41% of net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $6,094,741)............................ $5,975,736
Receivables for:
 Investments sold...................................................     86,780
 Fund shares sold...................................................     15,000
 Dividends and interest.............................................    103,081
Other assets........................................................     34,982
                                                                     ----------
TOTAL ASSETS........................................................  6,215,579
                                                                     ----------
LIABILITIES:
Payable for investments purchased...................................    578,337
Payable to affiliates:
 Administrative service fees for Class I............................      3,141
 Advisory fees......................................................     31,224
 Distribution fees for Class A & B..................................      1,602
 Other..............................................................     35,430
Accrued expenses and other liabilities..............................        170
                                                                     ----------
TOTAL LIABILITIES...................................................    649,904
                                                                     ----------
NET ASSETS.......................................................... $5,565,675
                                                                     ----------

--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share,
unlimited shares authorized, 583,022 shares
outstanding......................................................... $    5,830
Additional paid in capital..........................................  5,805,638
Accumulated net realized loss on securities.........................   (128,913)
Undistributed net investment income.................................      2,125
Unrealized depreciation of securities...............................   (119,005)
                                                                     ----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING............................................... $5,565,675
                                                                     ----------

-------------------------------------------------------------------------------

COMPUTATION OF NET ASSET VALUE
AND OFFERING PRICE:
Net asset value and redemption price per Class A
share ($1,298,184 divided by 135,983 shares)........................ $     9.55
                                                                     ----------
Offering price per Class A share
(100/95.25 of $9.55)*............................................... $    10.03
                                                                     ----------
Net asset value and offering price per Class B
share ($1,704,237 divided by 178,540 shares)**...................... $     9.55
                                                                     ----------
Net asset value, offering price and redemption
price per Class I share ($1,280,550 divided by
134,137 shares)..................................................... $     9.55
                                                                     ----------
Net asset value, offering price and redemption
price per Class II share ($1,282,704 divided by
134,362 shares)..................................................... $     9.55
                                                                     ----------
*  Offering price includes sales charge of 4.75%.
   The sales charge is reduced for purchases
   of $25,000 and over.
** Redemption price per share is equal to net asset
   value less any applicable contingent deferred sales
   charge.

-------------------------------------------------------------------------------

                                                                89
                        STRATEGIC BOND FUND - CONTINUED

STATEMENT OF OPERATIONS
For the Fiscal Year Ended October 31, 1999

INVESTMENT INCOME:
Interest.......................................................  $ 421,963
                                                                 ---------
 Total investment income.......................................    421,963
                                                                 ---------
EXPENSES:
Advisory fees..................................................     31,224
Transfer agent fees............................................     14,255
Custodian fees.................................................      7,323
Distribution fees:
 Class A.......................................................      3,142
 Class B.......................................................     14,194
Administrative service fee, Class I............................      3,141
Registration and filing fees...................................     54,334
Audit fees and tax services....................................      3,171
Accounting services............................................      1,565
Trustees' fees and expenses....................................        944
Report to shareholders.........................................        275
Miscellaneous..................................................      1,743
                                                                 ---------
 Total expenses................................................    135,311
 Expense reimbursement (see Note 3)............................    (70,610)
                                                                 ---------
 Net expenses..................................................     64,701
                                                                 ---------
NET INVESTMENT INCOME..........................................    357,262
                                                                 ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FOREIGN
CURRENCIES:
Net realized gain (loss) on securities:
 Investments......................................... $(128,901)
 Foreign currency transactions.......................     2,113   (126,788)
                                                      ---------
Net unrealized depreciation of securities during the period....   (119,005)
                                                                 ---------
  Net realized and unrealized loss on securities and
  foreign currencies during the period.........................   (245,793)
                                                                 ---------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...............  $ 111,469
                                                                 ---------

STATEMENT OF CHANGES IN NET ASSETS

                                               For the        For the Period
                                              Year Ended    October 7, 1998 to
                                           October 31, 1999  October 31, 1998
                                           -----------------------------------
OPERATIONS:
Net investment income.....................    $  357,262          $    -
Net realized loss on securities and
foreign currencies........................      (126,788)              -
Net unrealized depreciation of securities
during the period.........................      (119,005)              -
                                           -----------------------------------
 Increase in net assets resulting from
 operations...............................       111,469               -
                                           -----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A..................................       (87,354)              -
 Class B..................................       (89,294)              -
 Class I..................................       (89,196)              -
 Class II.................................       (91,418)              -
                                           -----------------------------------
  Total distributions to shareholders from
  net investment income...................      (357,262)              -
                                           -----------------------------------
Net realized gain on securities
 Class A..................................             -               -
 Class B..................................             -               -
 Class I..................................             -               -
 Class II.................................             -               -
                                           -----------------------------------
  Total distributions to shareholders
  from net realized gain on securities....             -               -
                                           -----------------------------------
Decrease in net assets resulting from
distributions to shareholders.............      (357,262)              -
                                           -----------------------------------
SHARE TRANSACTIONS:
Net increase in net assets resulting from
share transactions
 Class A..................................     1,355,590           1,250
 Class B..................................     1,772,798           1,250
 Class I..................................     1,337,949           1,250
 Class II.................................     1,340,131           1,250
                                           -----------------------------------
Total increase in net assets resulting
from share transactions...................     5,806,468           5,000
                                           -----------------------------------
TOTAL INCREASE IN NET ASSETS..............     5,560,675           5,000
NET ASSETS:
 Beginning of year........................         5,000               -
                                           -----------------------------------
 End of period (including undistributed
 net investment income of $2,125 and $0)..    $5,565,675          $5,000
                                           -----------------------------------

--------------------------------------------------------------------------------

 CHANGE IN SHARES                 Class A                                 Class B
 OUTSTANDING       --------------------------------------- -----------------------------------------
                        For the         For the Period          For the           For the Period
                       Year Ended     October 7, 1998 to       Year Ended       October 7, 1998 to
                    October 31, 1999   October 31, 1998     October 31, 1999     October 31, 1998
                   ------------------ -------------------- -------------------  --------------------
                   Shares    Amount    Shares    Amount    Shares     Amount     Shares    Amount
                   ------------------ -------------------- -------------------  --------------------
 Shares sold.....  126,908 $1,268,224      125  $    1,250 171,021  $1,700,597       125  $    1,250
 Shares issued
 for
 distributions
 reinvested......    8,950     87,366        -           -   9,154      89,165         -           -
 Shares
 repurchased.....        -          -        -           -  (1,760)    (16,964)        -           -
                   ------------------ -------------------- -------------------  --------------------
 Increase in
 shares
 outstanding.....  135,858  1,355,590      125       1,250 178,415   1,772,798       125       1,250
 Shares
 outstanding:
 Beginning of
 period..........      125      1,250        -           -     125       1,250         -           -
                   ------------------ -------------------- -------------------  --------------------
 End of period...  135,983 $1,356,840      125  $    1,250 178,540  $1,774,048       125      $1,250
                   ------------------ -------------------- -------------------  --------------------
 CHANGE IN SHARES                 Class I                                 Class II
 OUTSTANDING       --------------------------------------- ---------------------------------------
                        For the         For the Period          For the         For the Period
                       Year Ended     October 7, 1998 to       Year Ended     October 7, 1998 to
                    October 31, 1999   October 31, 1998     October 31, 1999   October 31, 1998
                   ------------------ -------------------- ------------------ --------------------
                   Shares    Amount    Shares    Amount    Shares    Amount    Shares    Amount
                   ------------------ -------------------- ------------------ --------------------
 Shares sold.....  124,875 $1,248,750      125  $    1,250 124,875 $1,248,750      125  $    1,250
 Shares issued
 for
 distributions
 reinvested......    9,137     89,199        -           -   9,362     91,381        -           -
 Shares
 repurchased.....        -          -        -           -       -          -        -           -
                   ------------------ -------------------- ------------------ --------------------
 Increase in
 shares
 outstanding.....  134,012  1,337,949      125       1,250 134,237  1,340,131      125       1,250
 Shares
 outstanding:
 Beginning of
 period..........      125      1,250        -           -     125      1,250        -           -
                   ------------------ -------------------- ------------------ --------------------
 End of period...  134,137 $1,339,199      125  $    1,250 134,362 $1,341,381      125  $    1,250
                   ------------------ -------------------- ------------------ --------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 90                           DOMESTIC BOND FUND  October 31, 1999

   PAR                                                                 MARKET
  VALUE                                                                VALUE

-------------------------------------------------------------------------------
          SCHEDULE OF INVESTMENTS
          CORPORATE BONDS - 18.25%
          AIRLINES - 3.04%
 $249,237 Airplanes Pass-Thru Trust C,
          8.15% due 03/15/11......................................   $  235,975
  149,980 Continental Airlines,
          7.08% due 11/01/04......................................      144,607
                                                                     ----------
                                                                        380,582
                                                                     ----------
          BROADCASTING - 0.94%
  150,000 Fox/Liberty Networks, LLC.,
          9.75% due 08/15/07......................................      117,750
                                                                     ----------
          CONSUMER FINANCE - 1.16%
  150,000 Associates Corp. NA,
          5.75% due 11/01/03......................................      144,818
                                                                     ----------
          DRUGS - 1.09%
  150,000 McKesson Corp.,
          6.30% due 03/01/05......................................      136,917
                                                                     ----------
          FINANCE COMPANIES - 3.38%
  150,000 Discover Card Master Trust I,
          5.60% due 05/15/06......................................      144,074
  133,286 DLJ Commercial Mortgage Corp.,
          6.14% due 10/15/06......................................      129,575
  150,000 Green Tree Financial Corp., Series A7,
          7.14% due 01/15/29......................................      149,906
                                                                     ----------
                                                                        423,555
                                                                     ----------
          FINANCIAL SERVICES - 3.35%
  150,000 Charter Communications Holdings, LLC, 8.25% due
          04/01/07................................................      142,500
  150,000 Ford Motor Credit Co.,
          5.80% due 01/12/09......................................      135,401
  150,000 Household Finance Corp.,
          6.40% due 06/17/08......................................      141,702
                                                                     ----------
                                                                        419,603
                                                                     ----------
          FOODS - 1.15%
  150,000 Nabisco, Inc.,
          7.55% due 06/15/15......................................      143,816
                                                                     ----------
          INSURANCE - MULTILINE - 1.20%
  150,000 Reliastar Financial Corp.,
          8.00% due 10/30/06......................................      150,039
                                                                     ----------
          LODGING - 1.18%
  250,000 Crown Castle International Corp.,
          10.38% due 05/15/11.....................................      148,125
                                                                     ----------

SEE NOTES TO FINANCIAL STATEMENTS.

    PAR                                                                MARKET
   VALUE                                                               VALUE

-------------------------------------------------------------------------------
                 SECURITIES RELATED - 1.08%
 $ 140,839       Morgan Stanley Capital CMO,
                 6.01% due 11/15/30...............................   $  135,252
                                                                     ----------
                 TELECOMMUNICATIONS - 0.68%
   150,000       Spectrasite Holdings, Inc.,
                 12.00% due 07/15/08..............................       84,375
                                                                     ----------
                 TOTAL CORPORATE BONDS
                 (Cost $2,407,512)................................    2,284,832
                                                                     ----------
                 UNITED STATES GOVERNMENT -
                 LONG TERM - 77.65%
                 FEDERAL AGENCIES - 23.28%
   400,000       Federal Home Loan Bank,
                 5.13% due 09/15/03...............................      383,064
                 Government National Mortgage Association:
   611,444       7.00% due 12/15/22...............................      603,899
   996,972       7.00% due 08/15/29...............................      977,959
   994,175       6.50% due 06/15/29...............................      950,054
                                                                     ----------
                                                                      2,914,976
                                                                     ----------
                 GOVERNMENT SPONSORED - 10.61%
                 Federal National Mortgage Association:
   489,226       6.50% due 04/01/29...............................      468,737
   750,000       6.00% due 05/15/08...............................      714,840
   150,000 (1)   Government Lease Trust, Series A2,
                 6.18% due 05/18/05...............................      145,230
                                                                     ----------
                                                                      1,328,807
                                                                     ----------
                 U.S. TREASURY NOTES & BONDS - 43.76%
   150,000       United States Treasury Bonds,
                 7.50% due 11/15/16...............................      165,516
                 United States Treasury Notes:
 3,900,000       6.88% due 05/15/06...............................    4,047,459
 1,250,000       6.38% due 08/15/02...............................    1,265,425
                                                                     ----------
                                                                      5,478,400
                                                                     ----------
                 TOTAL UNITED STATES GOVERNMENT -
                 LONG TERM
                 (Cost $9,866,797)................................    9,722,183
                                                                     ----------

    PAR                                                               MARKET
   VALUE                                                               VALUE

-------------------------------------------------------------------------------
            CORPORATE SHORT TERM -
            REPURCHASE AGREEMENT - 11.13%
            BANKS - OTHER - 11.13%
 $1,394,000 State Street Bank Repurchase Agreement,
            5.15%, dated 10/31/99, to be repurchased
            at $1,394,598 on 11/01/99, collateralized
            by U.S. Treasury Note, 5.38%, 07/31/00,
            with a par value of $1,410,000 (Cost $1,394,000).....   $ 1,394,000
                                                                    -----------
            TOTAL CORPORATE SHORT TERM -
            REPURCHASE AGREEMENT
            (Cost $1,394,000)....................................     1,394,000
                                                                    -----------
            TOTAL INVESTMENTS
            (Cost $13,668,309) - 107.03% ........................   $13,401,015
                                                                    -----------
----
  (1) Securities exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31,
      1999, the aggregate value of these securities was $145,230, representing
      1.16% of net assets.

-------------------------------------------------------------------------------

 October 31, 1999        DOMESTIC BOND FUND - CONTINUED         91

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $13,668,309).......................... $13,401,015
Receivables for:
 Fund shares sold..................................................      27,478
 Dividends and interest............................................     218,227
Other assets.......................................................      31,437
                                                                    -----------
TOTAL ASSETS.......................................................  13,678,157
                                                                    -----------

LIABILITIES:
Payable for:
 Investments purchased.............................................   1,063,322
 Fund shares redeemed..............................................       2,683
Payable to affiliates:
 Administrative service fees for Class I...........................       4,857
 Advisory fees.....................................................      45,924
 Distribution fees for Class A & B.................................       4,126
 Other.............................................................      34,827
Accrued expenses and other liabilities.............................       1,108
                                                                    -----------
TOTAL LIABILITIES..................................................   1,156,847
                                                                    -----------
NET ASSETS......................................................... $12,521,310
                                                                    -----------
-------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share,
  unlimited shares authorized, 1,334,984 shares
  outstanding...................................................... $    13,350
Additional paid in capital.........................................  12,995,220
Undistributed net investment income................................       2,253
Accumulated net realized loss on securities........................    (222,219)
Unrealized depreciation of securities..............................    (267,294)
                                                                    -----------
NET ASSETS APPLICABLE
 TO SHARES OUTSTANDING............................................. $12,521,310
                                                                    -----------

--------------------------------------------------------------------------------

COMPUTATION OF NET ASSET VALUE
AND OFFERING PRICE:
Net asset value and redemption price per Class A
 share ($1,947,588 divided by 207,804 shares)...................... $      9.37
                                                                    -----------
Offering price per Class A share
 (100/95.25 of $9.37)*............................................. $      9.84
                                                                    -----------
Net asset value and offering price per Class B
 share ($5,633,175 divided by 600,376 shares)**.................... $      9.38
                                                                    -----------
Net asset value, offering price and redemption
 price per Class I share ($3,508,987 divided by
 374,190 shares)................................................... $      9.38
                                                                    -----------
Net asset value, offering price and redemption
 price per Class II share ($1,431,560 divided by
 152,614 shares)................................................... $      9.38
                                                                    -----------
*  Offering price includes sales charge of 4.75%.
   The sales charge is reduced for purchases
   of $25,000 and over.
** Redemption price per share is equal to net asset value
   less any applicable contingent deferred sales charge.

--------------------------------------------------------------------------------

 92
                         DOMESTIC BOND FUND - CONTINUED
STATEMENT OF OPERATIONS
For the Fiscal Year Ended October 31, 1999

INVESTMENT INCOME:
Interest............................................................. $ 484,105
                                                                      ---------
 Total investment income.............................................   484,105
                                                                      ---------
EXPENSES:
Advisory fees........................................................    45,924
Transfer agent fees..................................................    20,582
Custodian fees.......................................................     9,007
Distribution fees:
 Class A.............................................................     3,783
 Class B.............................................................    26,519
Administrative service fee, Class I..................................     4,857
Registration and filing fees.........................................    54,343
Audit fees and tax services..........................................     4,458
Accounting services..................................................     2,300
Trustees' fees and expenses..........................................     1,083
Report to shareholders...............................................       329
Miscellaneous........................................................     5,381
                                                                      ---------
 Total expenses......................................................   178,566
 Expense reimbursement (see Note 3)..................................   (85,486)
                                                                      ---------
 Net expenses........................................................    93,080
                                                                      ---------
NET INVESTMENT INCOME................................................   391,025
                                                                      ---------

REALIZED AND UNREALIZED LOSS ON SECURITIES:
Net realized loss on securities......................................  (219,966)
Net unrealized depreciation of securities during the period..........  (267,294)
                                                                      ---------
 Net realized and unrealized loss on securities during the period....  (487,260)
                                                                      ---------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS..................... $ (96,235)
                                                                      ---------

STATEMENT OF CHANGES IN NET ASSETS

                                                 For the        For the Period
                                                Year Ended    October 7, 1998 to
                                             October 31, 1999  October 31, 1998
                                             -----------------------------------
OPERATIONS:
Net investment income......................    $   391,025          $    -
Net realized loss on securities............       (219,966)              -
Net unrealized depreciation of securities
 during the period.........................       (267,294)              -
                                             -----------------------------------
 Decrease in net assets resulting from
  operations...............................        (96,235)              -
                                             -----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A...................................        (80,495)              -
 Class B...................................       (132,548)              -
 Class I...................................       (106,039)              -
 Class II..................................        (71,943)              -
                                             -----------------------------------
  Total distributions to shareholders from
   net investment income...................       (391,025)              -
                                             -----------------------------------
Net realized gain on securities
 Class A...................................              -               -
 Class B...................................              -               -
 Class I...................................              -               -
 Class II..................................              -               -
                                             -----------------------------------
  Total distributions to shareholders
   from net realized gain on securities....              -               -
                                             -----------------------------------
Decrease in net assets resulting from
 distributions to shareholders.............       (391,025)              -
                                             -----------------------------------
SHARE TRANSACTIONS:
Net increase in net assets resulting from
 share transactions
 Class A...................................      2,047,253             312
 Class B...................................      5,815,834             312
 Class I...................................      3,629,409             313
 Class II..................................      1,514,824             313
                                             -----------------------------------
Total increase in net assets resulting from
 share transactions........................     13,007,320           1,250
                                             -----------------------------------
TOTAL INCREASE IN NET ASSETS...............     12,520,060           1,250
NET ASSETS:
 Beginning of year.........................          1,250               -
                                             -----------------------------------
 End of period (including undistributed net
  investment income of $2,253 and $0)......    $12,521,310          $1,250
                                             -----------------------------------

--------------------------------------------------------------------------------

 CHANGE IN SHARES                 Class A                                    Class B
 OUTSTANDING       -----------------------------------------  -----------------------------------------
                        For the           For the Period           For the           For the Period
                       Year Ended       October 7, 1998 to        Year Ended       October 7, 1998 to
                    October 31, 1999     October 31, 1998      October 31, 1999     October 31, 1998
                   -------------------  --------------------  -------------------  --------------------
                   Shares     Amount     Shares     Amount    Shares     Amount     Shares     Amount
                   -------------------  --------------------  -------------------  --------------------
 Shares sold.....  203,846  $2,009,015         31   $    312  604,606  $5,855,580         31   $    312
 Shares issued
 for
 distributions
 reinvested......    8,285      79,825          -          -   13,790     131,823          -          -
 Shares
 repurchased.....   (4,358)    (41,587)         -          -  (18,051)   (171,569)         -          -
                   -------------------  --------------------  -------------------  --------------------
 Increase in
 shares
 outstanding.....  207,773   2,047,253         31        312  600,345   5,815,834         31        312
 Shares
 outstanding:
 Beginning of
 period..........       31         312          -          -       31         312          -          -
                   -------------------  --------------------  -------------------  --------------------
 End of period...  207,804  $2,047,565         31   $    312  600,376  $5,816,146         31   $    312
                   -------------------  --------------------  -------------------  --------------------
 CHANGE IN SHARES                 Class I                                    Class II
 OUTSTANDING       ------------------------------------------ ----------------------------------------
                        For the           For the Period           For the         For the Period
                       Year Ended       October 7, 1998 to        Year Ended     October 7, 1998 to
                    October 31, 1999     October 31, 1998      October 31, 1999   October 31, 1998
                   -------------------- --------------------- ------------------ ---------------------
                   Shares     Amount     Shares     Amount    Shares    Amount    Shares     Amount
                   -------------------- --------------------- ------------------ ---------------------
 Shares sold.....  403,632  $3,904,413         31   $     313 145,135 $1,442,848        32   $     313
 Shares issued
 for
 distributions
 reinvested......   11,039     105,624          -           -   7,447     71,976         -           -
 Shares
 repurchased.....  (40,512)   (380,628)         -           -       -          -         -           -
                   -------------------- --------------------- ------------------ ---------------------
 Increase in
 shares
 outstanding.....  374,159   3,629,409         31         313 152,582  1,514,824        32         313
 Shares
 outstanding:
 Beginning of
 period..........       31         313          -           -      32        313         -           -
                   -------------------- --------------------- ------------------ ---------------------
 End of period...  374,190  $3,629,722         31   $     313 152,614 $1,515,137        32   $     313
                   -------------------- --------------------- ------------------ ---------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 October 31, 1999                CORE BOND FUND                 93

     PAR
    VALUE                                                          MARKET VALUE

-------------------------------------------------------------------------------
                  SCHEDULE OF INVESTMENTS
                  CORPORATE BONDS - 44.25%
                  BANKS - REGIONAL - 2.23%
 $ 4,890,000      First Union National Bank,
                  5.80% due 12/01/08............................   $  4,405,303
   3,260,000      Wachovia Corp.,
                  5.63% due 12/15/08............................      2,917,570
                                                                   ------------
                                                                      7,322,873
                                                                   ------------
                  BEVERAGE - SOFT DRINKS - 1.08%
   3,550,000      Coca Cola Enterprises, Inc.,
                  7.13% due 09/30/09............................      3,527,032
                                                                   ------------
                  CHEMICAL - MAJOR - 1.07%
   3,550,000      E.I. du Pont de Nemours and Co.,
                  6.88% due 10/15/09............................      3,523,517
                                                                   ------------
                  CONGLOMERATES - 1.58%
   5,215,000(1)   Tyco International Group SA,
                  6.88% due 09/05/02............................      5,181,937
                                                                   ------------
                  CONTAINERS - METAL/GLASS - 1.71%
   5,870,000      Owens Corning,
                  7.70% due 05/01/08............................      5,616,416
                                                                   ------------
                  ELECTRICAL PRODUCTS - MISCELLANEOUS - 1.09%
   3,550,000(1)   Israel Electric Corp., Ltd.,
                  8.25% due 10/15/00............................      3,564,023
                                                                   ------------
                  FINANCE COMPANIES - 4.75%
   3,880,000      AT&T Capital Corp.,
                  6.88% due 01/16/01............................      3,877,905
   2,500,000      Capital One Bank,
                  6.40% due 05/08/03............................      2,415,425
   3,550,000      Duke Capital Corp,
                  7.50% due 8/15/09.............................      3,505,625
   5,755,000      Newcourt Credit Group, Inc.,
                  7.13% due 12/17/03............................      5,788,200
                                                                   ------------
                                                                     15,587,155
                                                                   ------------
                  FINANCIAL SERVICES - 4.08%
   4,715,000      Countrywide Home,
                  6.25% due 04/15/09............................      4,336,055
   2,490,000      Doral Financial Corp.,
                  8.50% due 07/08/04............................      2,482,911
   6,520,000      Transamerica Finance Corp.,
                  7.25% due 08/15/02............................      6,551,948
                                                                   ------------
                                                                     13,370,914
                                                                   ------------

     PAR
    VALUE                                                          MARKET VALUE

-------------------------------------------------------------------------------
                  MACHINERY - AGRICULTURE - 1.07%
 $ 3,550,000      Deere & Co.,
                  6.55% due 07/15/04............................   $  3,505,980
                                                                   ------------
                  MERCHANDISE - DRUG - 1.19%
                  Rite Aid Corp.:
   1,590,000      7.13% due 01/15/07............................      1,113,000
   4,000,000      6.00% due 12/15/05............................      2,800,000
                                                                   ------------
                                                                      3,913,000
                                                                   ------------
                  MERCHANDISING - FOOD - 1.08%
   3,550,000      Safeway, Inc.,
                  7.50% due 09/15/09............................      3,546,557
                                                                   ------------
                  MERCHANDISING - MASS - 0.49%
   1,630,000      Fred Meyer, Inc.,
                  7.45% due 03/01/08............................      1,612,689
                                                                   ------------
                  NATURAL GAS - DIVERSIFIED - 2.52%
   3,260,000      PanEnergy Corp.,
                  7.38% due 09/15/03............................      3,325,624
   5,145,000      Valero Energy Corp.,
                  7.38% due 03/15/06............................      4,924,331
                                                                   ------------
                                                                      8,249,955
                                                                   ------------
                  PAPER/FOREST PRODUCTS - 1.02%
   3,550,000      Temple-Inland, Inc.,
                  6.75% due 03/01/09............................      3,333,273
                                                                   ------------
                  SECURITIES RELATED - 2.36%
                  Merrill Lynch & Co., Inc.:
   7,385,000      7.20% due 10/15/12, MTNB......................      6,745,607
   1,000,000      6.00% due 02/17/09............................      1,006,950
                                                                   ------------
                                                                      7,752,557
                                                                   ------------
                  TELECOMMUNICATIONS - 7.30%
   2,130,000(1)   AT&T Canada, Inc.,
                  7.65% due 09/15/06............................      2,131,554
                  AT&T Corp.:
   3,550,000      6.00% due 03/15/09............................      3,281,691
   6,390,000      6.50% due 03/15/29............................      5,652,594
   7,755,000      Bell Atlantic Pennsylvania, Inc.,
                  6.00% due 12/01/28............................      6,378,410
   3,910,000      MetroNet Communications Corp.,
                  9.95% due 06/15/08............................      3,042,293
   1,835,000      Northwestern Bell Telephone,
                  7.75% due 05/01/30............................      1,812,796

     PAR
    VALUE                                                          MARKET VALUE

-------------------------------------------------------------------------------
                  TELECOMMUNICATIONS - (Continued)
 $ 1,630,000(1)   US West Cap Funding, Inc.,
                  6.88% due 08/15/01............................   $  1,623,024
                                                                   ------------
                                                                     23,922,362
                                                                   ------------
                  UTILITIES - ELECTRIC - 5.71%
   4,000,000      Arizona Public Service,
                  5.88% due 02/15/04............................      3,833,920
   2,940,000      Cinergy Corp.,
                  6.13% due 04/15/04............................      2,789,880
   7,100,000      Edison International, Inc.,
                  6.88% due 09/15/04............................      7,038,655
   2,000,000      National Rural Utilities,
                  5.70% due 01/15/10............................      1,791,300
   3,675,000      Pennslyvania Electric Co.,
                  6.63% due 04/01/19............................      3,263,327
                                                                   ------------
                                                                     18,717,082
                                                                   ------------
                  UTILITIES - GAS, PIPELINE - 3.92%
   2,485,000      Consolidated Natural Gas Co.,
                  7.25% due 10/01/04............................      2,501,277
   3,675,000      Enron Corp.,
                  6.75% due 09/01/04............................      3,611,129
   3,780,000      Peco Energy Transition Trust,
                  6.13% due 03/01/09............................      3,537,814
   3,260,000      Williams Companies, Inc.,
                  7.63% due 07/15/19............................      3,170,741
                                                                   ------------
                                                                     12,820,961
                                                                   ------------
                  TOTAL CORPORATE BONDS
                  (Cost $149,666,830)...........................    145,068,283
                                                                   ------------
                  FOREIGN BONDS - 4.61%
                  FINANCE COMPANIES - 0.78%
   2,610,000      Newcourt Credit Group, Inc.,
                  6.88% due 02/16/05............................      2,578,497
                                                                   ------------
                  INSURANCE - MULTILINE - 1.87%
                  Fairfax Financial Holdings, Ltd.:
   2,935,000      8.25% due 10/01/15............................      2,676,749
   3,780,000      7.38% due 03/15/06............................      3,439,134
                                                                   ------------
                                                                      6,115,883
                                                                   ------------
                  PUBLISHING - NEWS - 0.96%
   3,260,000      United News & Media, Plc.,
                  7.75% due 07/01/09............................      3,134,588
                                                                   ------------

--------------------------------------------------------------------------------

 94                                               October 31, 1999
                           CORE BOND FUND - CONTINUED

    PAR                                                                MARKET
   VALUE                                                                VALUE

--------------------------------------------------------------------------------
                 TELECOMMUNICATIONS - 1.00%
 $3,260,000(1)   Cable & Wire Optus, Ltd.,
                 8.13% due 06/15/09...............................   $ 3,272,421
                                                                     -----------
                 TOTAL FOREIGN BONDS
                 (Cost $15,761,123)...............................    15,101,389
                                                                     -----------
                 UNITED STATES GOVERNMENT -
                 LONG TERM - 45.44%
                 FEDERAL AGENCIES - 4.31%
                 Federal Home Loan Bank:
  3,780,000      5.81% due 03/23/09...............................     3,511,847
  4,000,000      5.32% due 12/23/08...............................     3,591,240
                 Government National Mortgage Association:
     25,545      6.50% due 10/15/24...............................        24,651
     70,888      6.50% due 03/15/26...............................        68,120
     43,258      6.50% due 07/15/26...............................        41,568
    432,488      6.50% due 04/15/28...............................       413,295
    504,820      6.50% due 09/15/28...............................       482,417
     54,386      6.50% due 11/15/28...............................        51,972
  4,501,494      6.50% due 12/15/28...............................     4,301,718
  1,754,920      6.50% due 01/15/29...............................     1,677,036
                                                                     -----------
                                                                      14,163,864
                                                                     -----------
                 GOVERNMENT SPONSORED - 31.40%
                 Federal Farm Credit Bank,
  5,540,000      6.75% due 07/07/09...............................     5,502,771
                 Federal Home Loan Mortgage Corp:
     34,913      8.50% due 08/01/10...............................        35,928
     13,289      8.50% due 07/01/14...............................        13,767
     23,210      8.50% due 06/01/18...............................        23,946
     21,117      8.50% due 06/01/20...............................        21,952
    245,734      8.50% due 11/01/20...............................       255,460
     72,789      8.50% due 01/02/22...............................        75,678
     15,349      8.50% due 09/01/22...............................        15,953
     26,088      8.50% due 07/01/24...............................        27,066
    530,185      8.50% due 11/01/26...............................       549,234
     72,110      8.50% due 01/01/27...............................        74,700
      8,745      8.00% due 01/01/22...............................         8,964
    515,428      8.00% due 08/01/24...............................       526,381
     64,478      8.00% due 10/01/25...............................        65,829
    520,281      8.00% due 09/01/26...............................       531,092
    302,362      8.00% due 10/01/26...............................       308,645
    411,259      8.00% due 03/01/27...............................       419,871
     15,741      8.00% due 07/01/27...............................        16,068

     PAR
    VALUE                                                       MARKET VALUE

--------------------------------------------------------------------------------
             GOVERNMENT SPONSORED - Continued
             Federal Home Loan Mortgage Corp:
 $    98,756 8.00% due 08/01/27..............................   $    100,792
     802,042 8.00% due 09/01/27..............................        818,581
     347,146 8.00% due 10/01/27..............................        354,304
     529,590 8.00% due 03/01/28..............................        540,595
     458,823 8.00% due 11/01/28..............................        468,431
     131,411 7.00% due 03/01/12..............................        131,411
      41,386 7.00% due 07/01/12..............................         41,372
     829,064 7.00% due 09/01/12..............................        828,799
   1,818,449 7.00% due 04/01/14..............................      1,817,867
  12,000,000 7.00% due 07/15/28..............................     11,790,000
   3,474,662 7.00% due 08/01/29..............................      3,413,856
   3,260,000 6.25% due 07/15/04..............................      3,230,953
   6,000,000 6.22% due 03/18/08..............................      5,636,220
     985,243 6.00% due 02/01/14..............................        948,297
   1,483,417 6.00% due 05/01/14..............................      1,427,789
     992,133 6.00% due 08/01/14..............................        954,928
   4,095,147 6.00% due 06/01/29..............................      3,821,265
             Federal National Mortgage Association:
     168,812 8.50% due 08/01/14..............................        175,860
     398,890 8.50% due 09/01/14..............................        414,674
      40,390 8.50% due 10/01/14..............................         41,988
     161,905 8.50% due 11/01/14..............................        168,311
     224,242 8.50% due 01/01/15..............................        232,532
      75,440 8.50% due 06/01/15..............................         78,387
      73,358 8.50% due 11/01/17..............................         75,919
      52,780 8.50% due 07/01/24..............................         54,676
      39,703 8.50% due 11/01/24..............................         41,129
      82,301 8.50% due 01/01/25..............................         85,258
      73,622 8.50% due 10/01/26..............................         76,267
      57,967 8.50% due 12/01/26..............................         60,049
     116,129 8.50% due 01/01/27..............................        120,301
     234,442 8.50% due 02/01/27..............................        242,866
     463,195 8.50% due 03/01/27..............................        479,838
     956,569 8.50% due 05/01/27..............................        990,941
     141,798 8.50% due 06/01/27..............................        146,894
     362,404 8.50% due 07/01/27..............................        375,421
     457,589 8.50% due 08/01/27..............................        474,030
     303,206 8.50% due 10/01/27..............................        314,099
     329,309 8.50% due 11/01/27..............................        341,141
     469,194 8.50% due 12/01/27..............................        486,052
      95,630 8.50% due 04/01/28..............................         99,383
      42,776 8.50% due 05/01/28..............................         44,313

     PAR                                                           MARKET
    VALUE                                                          VALUE

--------------------------------------------------------------------------------
             GOVERNMENT SPONSORED - Continued
             Federal National Mortgage Association:
 $   436,248 8.50% due 07/01/28..............................   $    451,923
     404,172 8.50% due 08/01/28..............................        418,694
      14,941 7.50% due 04/01/09..............................         15,111
      35,739 7.50% due 10/01/09..............................         36,198
      11,981 7.50% due 02/01/17..............................         12,094
      37,091 7.50% due 12/01/22..............................         37,323
      23,966 7.50% due 06/01/25..............................         24,086
      18,470 7.50% due 07/01/25..............................         18,539
     477,772 7.50% due 10/01/25..............................        479,564
     333,684 7.50% due 12/01/25..............................        334,622
      20,091 7.50% due 05/01/26..............................         20,147
     476,814 7.50% due 07/01/26..............................        478,154
     435,811 7.50% due 01/01/27..............................        436,761
      12,912 7.50% due 06/01/27..............................         12,940
      81,506 7.50% due 07/01/27..............................         81,684
     738,076 7.50% due 08/01/27..............................        739,685
     554,797 7.50% due 09/01/27..............................        556,006
      57,331 7.50% due 10/01/27..............................         57,495
     635,503 7.50% due 11/01/27..............................        636,889
      11,249 7.50% due 12/01/27..............................         11,273
      34,046 7.50% due 01/01/28..............................         34,120
      14,842 7.50% due 01/02/28..............................         14,874
      23,008 7.50% due 04/01/28..............................         23,058
      32,409 7.50% due 05/01/28..............................         32,491
      19,146 7.50% due 06/01/28..............................         19,188
     424,447 7.50% due 07/01/28..............................        425,372
   2,000,000 7.50% due 02/25/29..............................      2,004,380
      12,552 7.00% due 09/01/10..............................         12,538
       9,380 7.00% due 07/01/11..............................          9,365
      14,450 7.00% due 11/01/11..............................         14,427
      19,593 7.00% due 02/01/12..............................         19,562
      34,430 7.00% due 05/01/12..............................         34,377
      21,224 7.00% due 06/01/12..............................         21,190
      16,851 7.00% due 09/01/12..............................         16,825
      17,645 7.00% due 10/01/12..............................         17,617
      23,934 7.00% due 07/01/13..............................         23,896
     484,647 7.00% due 04/01/28..............................        475,861
     111,377 7.00% due 08/01/28..............................        109,358
     102,552 7.00% due 10/01/28..............................        100,693
     107,237 7.00% due 11/01/28..............................        105,293
     108,248 7.00% due 12/01/28..............................        106,286
     114,967 7.00% due 02/01/29..............................        112,883
     308,574 7.00% due 05/01/29..............................        302,979
   3,116,593 7.00% due 07/01/29..............................      3,060,090
   4,000,000 6.65% due 11/07/07..............................      3,900,640

--------------------------------------------------------------------------------

 October 31, 1999          CORE BOND FUND - CONTINUED           95

     PAR
    VALUE                                                       MARKET VALUE

--------------------------------------------------------------------------------
             GOVERNMENT SPONSORED - Continued
             Federal National Mortgage Association:
 $ 3,550,000 6.50% due 08/15/04..............................   $  3,556,106
   4,050,000 6.37% due 01/30/08..............................      3,901,284
   3,780,000 6.28% due 02/12/08..............................      3,622,297
   1,166,139 6.00% due 12/01/28..............................      1,088,271
  15,066,893 6.00% due 01/01/29..............................     14,045,056
     568,699 6.00% due 02/01/29..............................        530,130
     391,782 6.00% due 03/01/29..............................        365,212
     563,254 6.00% due 04/01/29..............................        525,054
   1,747,591 5.50% due 06/01/04..............................      1,644,361
   7,864,952 5.50% due 02/01/14..............................      7,400,369
                                                                ------------
                                                                 102,953,785
                                                                ------------
             U.S. TREASURY NOTES & BONDS - 9.73%
  11,210,000 United States Treasury Bonds,
             5.25% due 02/15/29..............................      9,689,588
             United States Treasury Notes:
   1,950,000 7.50% due 02/15/05..............................      2,072,187
  15,975,000 6.00% due 08/15/04..............................     16,012,343
   2,075,000 5.63% due 02/15/06..............................      2,024,744
   2,130,000 3.88% due 01/15/09..............................      2,090,062
                                                                ------------
                                                                  31,888,924
                                                                ------------
             TOTAL UNITED STATES GOVERNMENT - LONG TERM
             (Cost $152,369,152).............................    149,006,573
                                                                ------------
             FOREIGN GOVERNMENT BONDS - LONG TERM - 0.54%
             GOVERNMENT BOND - CANADA -  0.54%
   1,775,000 Quebec-Prov,
             7.50% due 09/15/29..............................      1,783,520
                                                                ------------
             TOTAL FOREIGN GOVERNMENT BONDS - LONG TERM -
             (Cost $1,766,980)...............................      1,783,520
                                                                ------------
             CORPORATE SHORT TERM
             COMMERCIAL PAPER - 8.63%
             AEROSPACE/DEFENSE - 1.08%
   3,523,000 Raytheon Co.,
             5.50% due 11/04/99..............................      3,521,379
                                                                ------------

SEE NOTES TO FINANCIAL STATEMENTS.

     PAR
    VALUE                                                           MARKET VALUE

--------------------------------------------------------------------------------
             HEAVY DUTY TRUCKS/PARTS - 2.01%
 $ 6,600,000 Eaton Corp.,
             5.38% due 11/02/99..................................   $  6,599,012
                                                                    ------------
             INSURANCE - LIFE- 2.45%
   8,046,000 Jefferson-Pilot Corp.,
             5.38% due 11/01/99..................................      8,046,000
                                                                    ------------
             MISCELLANEOUS - 2.02%
   6,639,000 CVS Corporation,
             5.33% due 11/03/99..................................      6,637,030
                                                                    ------------
             UTILITIES - ELECTRIC - 1.07%
    3,500,00 OGE Energy Corp.,
             5.37% due 11/01/99..................................      3,500,000
                                                                    ------------
             TOTAL CORPORATE SHORT TERM COMMERCIAL PAPER
             (Cost $28,303,421)..................................     28,303,421
                                                                    ------------
             TOTAL INVESTMENTS
             (Cost $347,867,506) - 103.47%.......................   $339,263,186
                                                                    ------------

----
(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1999, the aggregate value of these securities was $15,772,959, representing 4.81% of net assets.

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (cost $347,867,506)........................ $339,263,186
Receivables for:
 Investments sold.................................................   14,441,680
 Fund shares sold.................................................       16,387
 Dividends and interest...........................................    3,919,598
Other assets......................................................       54,795
                                                                   ------------
TOTAL ASSETS......................................................  357,695,646
                                                                   ------------


-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES - Continued
LIABILITIES:
Payable for:
 Investments purchased............................................ $ 24,616,960
 Fund shares redeemed.............................................    3,000,000
Payable to affiliates:
 Administrative service fees for Class I..........................          214
 Advisory fees....................................................    1,551,018
 Distribution fee payable, Class A & B............................          191
 Other............................................................      667,343
Accrued expenses and other liabilities............................        2,114
                                                                   ------------
TOTAL LIABILITIES.................................................   29,837,840
                                                                   ------------
NET ASSETS........................................................ $327,857,806
                                                                   ------------

--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share,
unlimited shares authorized, 34,695,034 shares outstanding....... $    346,950
Additional paid in capital.......................................  343,004,158
Undistributed net investment income..............................      594,517
Accumulated net realized loss on securities......................   (7,483,499)
Unrealized depreciation of securities............................   (8,604,320)
                                                                  ------------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING............................................ $327,857,806
                                                                  ------------

--------------------------------------------------------------------------------

COMPUTATION OF NET ASSET VALUE
AND OFFERING PRICE:
Net asset value and redemption price per Class A
share ($130,264 divided by 13,785 shares)........................ $       9.45
                                                                  ------------
Offering price per Class A share
(100/95.25 of $9.45)*............................................ $       9.92
                                                                  ------------
Net asset value and offering price per Class B
share ($294,198 divided by 31,133 shares)**...................... $       9.45
                                                                  ------------
Net asset value, offering price and redemption
price per Class I share ($49,176 divided by
5,204 shares).................................................... $       9.45
                                                                  ------------
Net asset value, offering price and redemption
price per Class II share ($327,384,168 divided by
34,644,912 shares)............................................... $       9.45
                                                                  ------------
*  Offering price includes sales charge of 4.75%.
   The sales charge is reduced for purchases
   of $25,000 and over.
** Redemption price per share is equal to net asset value
   less any applicable contingent deferred sales charge.

--------------------------------------------------------------------------------

 96
                           CORE BOND FUND - CONTINUED
STATEMENT OF OPERATIONS
For the Fiscal Year Ended October 31, 1999

INVESTMENT INCOME:
Interest........................................................... $19,789,892
                                                                    -----------
 Total investment
  income...........................................................  19,789,892
                                                                    -----------
EXPENSES:
Advisory fees......................................................   1,551,018
Transfer agent fees................................................     850,770
Custodian fees.....................................................     431,393
Distribution fees:
 Class A...........................................................         297
 Class B...........................................................       1,749
Administrative service fee, Class I................................         214
Registration and filing fees.......................................      55,997
Audit fees and tax services........................................     192,589
Accounting services................................................      97,007
Trustees' fees and expenses........................................      48,402
Report to shareholders.............................................      17,887
Miscellaneous......................................................     152,874
                                                                    -----------
 Total expenses....................................................   3,400,197
 Expense reimbursement
  (see Note 3).....................................................  (1,214,465)
                                                                    -----------
 Net expenses......................................................   2,185,732
                                                                    -----------
NET INVESTMENT INCOME..............................................  17,604,160
                                                                    -----------

REALIZED AND UNREALIZED LOSS ON SECURITIES:
Net realized loss on securities....................................  (6,856,127)
Net unrealized depreciation of securities during the period........  (8,604,320)
                                                                    -----------
 Net realized and unrealized loss on securities during the period.. (15,460,447)
                                                                    -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................... $ 2,143,713
                                                                    -----------

STATEMENT OF CHANGES IN NET ASSETS
                                                 For the        For the Period
                                                Year Ended    October 7, 1998 to
                                             October 31, 1999  October 31, 1998
                                             -----------------------------------
OPERATIONS:
Net investment income......................    $ 17,604,160         $    -
Net realized loss on securities............      (6,856,127)             -
Net unrealized depreciation of securities
 during the period.........................      (8,604,320)             -
                                             -----------------------------------
 Increase in net assets resulting from
  operations...............................       2,143,713              -
                                             -----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A...................................          (5,521)             -
 Class B...................................          (7,561)             -
 Class I...................................          (3,535)             -
 Class II..................................     (17,620,398)             -
                                             -----------------------------------
  Total distributions to shareholders from
   net investment income...................     (17,637,015)             -
                                             -----------------------------------
Net realized gain on securities
 Class A...................................               -              -
 Class B...................................               -              -
 Class I...................................               -              -
 Class II..................................               -              -
                                             -----------------------------------
  Total distributions to shareholders
   from net realized gain on securities....               -              -
                                             -----------------------------------
Decrease in net assets resulting from
 distributions to shareholders.............     (17,637,015)             -
                                             -----------------------------------
SHARE TRANSACTIONS:
Net increase in net assets resulting from
 share transactions
 Class A...................................         147,076          1,250
 Class B...................................         314,894          1,250
 Class I...................................          63,589          1,250
 Class II..................................     342,820,549          1,250
                                             -----------------------------------
Total increase in net assets resulting from
 share transactions........................     343,346,108          5,000
                                             -----------------------------------
TOTAL INCREASE IN NET ASSETS...............     327,852,806          5,000
NET ASSETS:
 Beginning of year.........................           5,000              -
                                             -----------------------------------
 End of period (including undistributed net
  investment income of $594,517 and $0)....    $327,857,806         $5,000
                                             -----------------------------------

--------------------------------------------------------------------------------

 CHANGE IN SHARES                  Class A                                    Class B
 OUTSTANDING       ------------------------------------------ ------------------------------------------
                         For the           For the Period           For the           For the Period
                       Year Ended        October 7, 1998 to       Year Ended        October 7, 1998 to
                    October 31, 1999      October 31, 1998     October 31, 1999      October 31, 1998
                   --------------------  -------------------- --------------------  --------------------
                    Shares     Amount     Shares    Amount     Shares     Amount     Shares    Amount
                   --------------------  -------------------- --------------------  --------------------
 Shares sold.....   138,621  $1,381,108       125  $    1,250  155,415  $1,543,770       125  $    1,250
 Shares issued
 for
 distributions
 reinvested......       485       4,724         -           -      726       7,011         -           -
 Shares
 repurchased.....  (125,446) (1,238,756)        -           - (125,133) (1,235,887)        -           -
                   --------------------  -------------------- --------------------  --------------------
 Increase in
 shares
 outstanding.....    13,660     147,076       125       1,250   31,008     314,894       125       1,250
 Shares
 outstanding:
 Beginning of
 period..........       125       1,250         -           -      125       1,250         -           -
                   --------------------  -------------------- --------------------  --------------------
 End of period...    13,785  $  148,326       125  $    1,250   31,133  $  316,144       125      $1,250
                   --------------------  -------------------- --------------------  --------------------
 CHANGE IN SHARES                  Class I                                     Class II
 OUTSTANDING       ------------------------------------------ ----------------------------------------------
                         For the           For the Period             For the             For the Period
                       Year Ended        October 7, 1998 to         Year Ended          October 7, 1998 to
                    October 31, 1999      October 31, 1998       October 31, 1999        October 31, 1998
                   --------------------- -------------------- ------------------------- --------------------
                    Shares     Amount     Shares    Amount      Shares       Amount      Shares    Amount
                   --------------------- -------------------- ------------------------- --------------------
 Shares sold.....   128,718  $1,285,174       125  $    1,250 34,878,992  $344,948,750       125  $    1,250
 Shares issued
 for
 distributions
 reinvested......       361       3,535         -           -  1,820,469    17,620,043         -           -
 Shares
 repurchased.....  (124,000) (1,225,120)        -           - (2,054,674)  (19,748,244)        -           -
                   --------------------- -------------------- ------------------------- --------------------
 Increase in
 shares
 outstanding.....     5,079      63,589       125       1,250 34,644,787   342,820,549       125       1,250
 Shares
 outstanding:
 Beginning of
 period..........       125       1,250         -           -        125         1,250         -           -
                   --------------------- -------------------- ------------------------- --------------------
 End of period...     5,204  $   64,839       125  $    1,250 34,644,912  $342,821,799       125  $    1,250
                   --------------------- -------------------- ------------------------- --------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 October 31, 1999             MUNICIPAL BOND FUND               97

   PAR                                                                 MARKET
  VALUE                                                                VALUE

-------------------------------------------------------------------------------
          SCHEDULE OF INVESTMENTS
          MUNICIPAL BONDS - LONG TERM - 99.78%
          GENERAL OBLIGATIONS - 16.00%
 $500,000 Argyle Texas Independent School District,
          zero coupon due 08/15/14................................   $  209,110
  250,000 District of Columbia Refunding,
          5.50% due 06/01/09......................................      253,708
  250,000 Garland, Texas,
          4.50% due 02/15/19......................................      202,535
  225,000 Harris County, Texas,
          4.50% due 10/01/09......................................      209,428
  100,000 Philadelphia, Pennsylvania,
          5.00% due 03/15/28......................................       84,645
  500,000 Pine Richland School District Pennsylvania,
          zero coupon due 09/01/23................................      115,295
  200,000 Victor California Elementary School District,
          zero coupon due 06/01/20................................       57,810
                                                                     ----------
                                                                      1,132,531
                                                                     ----------
          HEALTHCARE - 22.75%
  250,000 Colorado Health Facilities Authority,
          5.25% due 09/01/18......................................      214,972
  250,000 Elkhart County Hospital Authority,
          5.25% due 08/15/28......................................      208,225
  200,000 Kansas State Development Finance
          Authority Hospital Revenue,
          5.20% due 12/15/18......................................      174,120
  250,000 Louisiana Public Facilities
          Authority Hospital,
          5.50% due 08/15/19......................................      219,705
  225,000 Massachusetts State Health & Educational
          Facilities Authority,
          5.25% due 07/01/14......................................      210,544
  200,000 Massachusetts State Health & Educational
          Facilities Partners Healthcare System, Series B,
          5.13% due 07/01/19......................................      173,488
  250,000 Michigan State Hospital Finance Authority
          Revenue Bonds, Series A,
          5.25% due 11/15/09......................................      248,645
  175,000 Washington County Ohio Hospital Revenue, 5.38% due
          09/01/18................................................      160,708
                                                                     ----------
                                                                      1,610,407
                                                                     ----------

SEE NOTES TO FINANCIAL STATEMENTS.

   PAR                                                                 MARKET
  VALUE                                                                VALUE

-------------------------------------------------------------------------------
          HOUSING - 4.12%
 $500,000 Missouri State Housing Development
          Community Mortgage,
          zero coupon due 03/01/29................................   $   85,065
  225,000 New York State Mortgage Agency,
          4.70% due 10/01/11......................................      206,646
                                                                     ----------
                                                                        291,711
                                                                     ----------
          INDUSTRIAL DEVELOPMENT - 10.09%
  250,000 Camden Arkansas Pollution Control,
          5.70% due 09/01/12......................................      244,860
  250,000 Nekoosa Wisconsin Pollution Control
          Nekoosa Papers, Inc.,
          5.35% due 07/01/15......................................      222,540
  250,000 Oklahoma Development Finance Authority
          Oklahoma-Pollution Control Revenue,
          4.88% due 06/01/14......................................      246,770
                                                                     ----------
                                                                        714,170
                                                                     ----------
          LEASE APPROPRIATION - 6.73%
  225,000 New York State Urban Development Corp.
          Revenue,
          5.00% due 04/01/09......................................      220,525
  250,000 Ohio Building Authority Correctional
          Facilities,
          5.50% due 10/01/09......................................      255,940
                                                                     ----------
                                                                        476,465
                                                                     ----------
          TRANSPORTATION - 12.22%
  225,000 Central Puget Sound Washington Regional, 5.25% due
          02/01/13................................................      216,864
  225,000 Public Highway Authority Colorado
          Sr. Series A,
          5.25% due 09/01/18......................................      206,804
  225,000 Illinois State Toll Highway Authority Toll,
          5.50% due 01/01/15......................................      219,337
  225,000 Port Portland Oregon Airport Revenue,
          5.25% due 07/01/11......................................      222,089
                                                                     ----------
                                                                        865,094
                                                                     ----------
          UTILITIES - 27.87%
  230,000 Green River-Sweetwater-County Wyoming,
          Series B,
          4.50% due 03/01/14......................................      221,508
  225,000 Honolulu Hawaii City & County,
          5.25% due 07/01/15......................................      209,504

   PAR                                                                  MARKET
  VALUE                                                                 VALUE

--------------------------------------------------------------------------------
          UTILITIES - Continued
 $200,000 Irvine Ranch California Water District,
          3.50% due 04/01/33.......................................   $  200,000
  225,000 Long Island Power Authority
          New York Electric,
          5.00% due 04/01/12.......................................      220,154
  200,000 Lower Colorado River Authority
          Texas Revenue,
          5.25% due 01/01/15.......................................      191,708
  250,000 Lower Colorado River Authority
          Texas Revenue,
          6.00% due 05/15/10.......................................      262,548
  250,000 Philadelphia Pennsylvania Gas Works,
          5.38% due 07/01/12.......................................      244,480
  250,000 South Carolina State
          Public Service Revenue,
          5.63% due 01/01/13.......................................      249,403
  225,000 Wyandotte County Kansas University
          Government University,
          4.50% due 09/01/28.......................................      174,390
                                                                      ----------
                                                                       1,973,695
                                                                      ----------
          TOTAL MUNICIPAL BONDS - LONG TERM
          (Cost $7,691,429)........................................    7,064,073
                                                                      ----------
          SHORT TERM SECURITIES
          VARIABLE RATE DEMAND NOTES - 2.82%
          STUDENT LOAN - 2.82%
  200,000 Missouri Higher Education Loan Authority,
          3.55% due 12/01/05.......................................      200,000
                                                                      ----------
          TOTAL SHORT TERM SECURITIES
          VARIABLE RATE DEMAND NOTES
          (Cost $200,000)..........................................      200,000
                                                                      ----------
          TOTAL INVESTMENTS
          (Cost $7,891,429) - 102.60%..............................   $7,264,073
                                                                      ----------

--------------------------------------------------------------------------------

 98                                               October 31, 1999
                        MUNICIPAL BOND FUND - CONTINUED



--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES
 ASSETS:
 Investments, at market (Cost $7,891,429)..........................  $7,264,073
 Receivables for:
  Investments sold.................................................     217,065
  Fund shares sold.................................................       5,016
  Dividends and interest...........................................      77,420
 Other assets......................................................      98,665
                                                                     ----------
 TOTAL ASSETS......................................................   7,662,239
                                                                     ----------
 LIABILITIES:
 Payable for:
  Investments purchased............................................     514,398
  Fund shares redeemed.............................................         323
 Payable to affiliates:
  Advisory fees....................................................      30,118
  Distribution fees for Class A & B................................       3,982
  Other............................................................      33,170
 Accrued expenses and other liabilities............................         579
                                                                     ----------
 TOTAL LIABILITIES.................................................     582,570
                                                                     ----------
 NET ASSETS........................................................  $7,079,669
                                                                     ----------

--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share,
 unlimited shares authorized, 781,031 shares
 outstanding....................................................... $    7,810
Additional paid in capital.........................................  7,720,146
Accumulated net realized loss on securities........................    (20,931)
Unrealized depreciation of securities..............................   (627,356)
                                                                    ----------
NET ASSETS APPLICABLE
 TO SHARES OUTSTANDING............................................. $7,079,669
                                                                    ----------

SEE NOTES TO FINANCIAL STATEMENTS.



-------------------------------------------------------------------------------
 COMPUTATION OF NET ASSET VALUE
 AND OFFERING PRICE:
 Net asset value and redemption price per Class A
 share ($3,005,345 divided by 331,515 shares)...............  $      9.07
                                                              -----------
 Offering price per Class A share
 (100/95.25 of $9.07)*......................................  $      9.52
                                                              -----------
 Net asset value and offering price per Class B
 share ($4,074,324 divided by 449,516 shares)**.............  $      9.06
                                                              -----------
 *  Offering price includes sales charge of 4.75%.
    The sales charge is reduced for purchases
    of $25,000 and over.
 ** Redemption price per share is equal to net asset value
    less any applicable contingent deferred sales charge.

--------------------------------------------------------------------------------

                        MUNICIPAL BOND FUND - CONTINUED         99
STATEMENT OF OPERATIONS
For the Fiscal Year Ended October 31, 1999

INVESTMENT INCOME:
Tax-exempt interest................................................   $ 287,598
                                                                      ---------
 Total investment income...........................................     287,598
                                                                      ---------
EXPENSES:
Advisory fees......................................................      30,118
Transfer agent fees................................................      16,399
Custodian fees.....................................................       8,280
Distribution fees:
 Class A...........................................................       6,741
 Class B...........................................................      33,044
Registration and filing fees.......................................      33,856
Audit fees and tax services........................................       3,417
Accounting services................................................       1,811
Trustees' fees and expenses........................................       1,008
Report to shareholders.............................................         310
Miscellaneous......................................................       2,459
                                                                      ---------
 Total expenses....................................................     137,443
 Expense reimbursement (see Note 3)................................     (49,167)
                                                                      ---------
 Net expenses......................................................      88,276
                                                                      ---------
NET INVESTMENT INCOME..............................................     199,322
                                                                      ---------
REALIZED AND UNREALIZED LOSS ON SECURITIES:
Net realized loss on securities....................................     (20,931)
Net unrealized depreciation of securities during the period........    (627,356)
                                                                      ---------
 Net realized and  unrealized loss on securities during the period.    (648,287)
                                                                      ---------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS...................   $(448,965)
                                                                      ---------

STATEMENT OF CHANGES IN NET ASSETS

                                               For the        For the Period
                                              Year Ended    October 7, 1998 to
                                           October 31, 1999  October 31, 1998
                                           -----------------------------------
OPERATIONS:
Net investment income.....................    $  199,322          $    -
Net realized loss on securities...........       (20,931)              -
Net unrealized depreciation of securities
during the period.........................      (627,356)              -
                                           -----------------------------------
 Decrease in net assets resulting from
 operations...............................      (448,965)              -
                                           -----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A..................................       (99,998)              -
 Class B..................................       (99,324)              -
                                           -----------------------------------
  Total distributions to shareholders from
  net investment income...................      (199,322)              -
                                           -----------------------------------
Net realized gain on securities
 Class A..................................             -               -
 Class B..................................             -               -
                                           -----------------------------------
Total distributions to shareholders
from net realized gain on securities......             -               -
                                           -----------------------------------
Decrease in net assets resulting from
distributions to shareholders.............      (199,322)              -
                                           -----------------------------------
SHARE TRANSACTIONS:
Net increase in net assets resulting from
share transactions
 Class A..................................     3,281,484           2,500
 Class B..................................     4,441,472           2,500
                                           -----------------------------------
Total increase in net assets resulting
from share transactions...................     7,722,956           5,000
                                           -----------------------------------
TOTAL INCREASE IN NET ASSETS..............     7,074,669           5,000

NET ASSETS:
 Beginning of year........................         5,000               -
                                           -----------------------------------
 End of period ...........................    $7,079,669          $5,000

                                           ------------------------------------
--------------------------------------------------------------------------------

 CHANGE IN SHARES                         Class A                                   Class B
 OUTSTANDING:              ----------------------------------------- -----------------------------------------
                                For the           For the Period          For the           For the Period
                               Year Ended       October 7, 1998 to       Year Ended       October 7, 1998 to
                            October 31, 1999     October 31, 1998     October 31, 1999     October 31, 1998
                           -------------------  -------------------- -------------------  --------------------
                           Shares     Amount     Shares    Amount    Shares     Amount     Shares    Amount
                           -------------------  -------------------- -------------------  --------------------
 Shares sold.............  323,646  $3,207,747       250  $    2,500 452,335  $4,470,919       250  $    2,500
 Shares issued for
 distributions
 reinvested..............   10,147      97,610         -           -   9,600      91,777         -           -
 Shares repurchased......   (2,528)    (23,873)        -           - (12,669)   (121,224)        -           -
                           -------------------  -------------------- -------------------  --------------------
 Increase in shares
 outstanding.............  331,265   3,281,484       250       2,500 449,266   4,441,472       250       2,500
 Shares outstanding:
 Beginning of period.....      250       2,500         -           -     250       2,500         -           -
                           -------------------  -------------------- -------------------  --------------------
 End of period...........  331,515  $3,283,984       250  $    2,500 449,516  $4,443,972       250  $    2,500
                           -------------------  -------------------- -------------------  --------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 100                           MONEY MARKET FUND  October 31, 1999

   PAR                                                                  MARKET
  VALUE                                                                 VALUE

--------------------------------------------------------------------------------

          SCHEDULE OF INVESTMENTS
          COMMERCIAL PAPER - 98.32%

          BEVERAGE - SOFT DRINKS - 2.94%
          Coca Cola Co.:
 $275,000 5.27% due 11/30/99.......................................   $  273,826
  350,000 5.13% due 11/10/99.......................................      349,545
                                                                      ----------
                                                                         623,371
                                                                      ----------

          CHEMICAL - MAJOR - 7.25%
  751,000 E.I. du Pont de Nemours & Co.,
          5.65% due 02/25/00.......................................      737,213
  800,000 PPG Industries, Inc.,
          5.28% due 11/05/99.......................................      799,529
                                                                      ----------
                                                                       1,536,742
                                                                      ----------

          CONGLOMERATES - 3.71%
  800,000 Fortune Brands,
          5.90% due 02/18/00.......................................      785,683
                                                                      ----------

          CONSUMER FINANCE - 7.11%
          Associates Corp. of North America:
  311,000 5.67% due 01/13/00.......................................      307,380
  500,000 5.28% due 11/23/99.......................................      498,383
          Sears Roebuck Acceptance Corp.:
  182,000 5.25% due 12/17/99.......................................      180,764
  520,000 5.14% due 11/01/99.......................................      520,000
                                                                      ----------
                                                                       1,506,527
                                                                      ----------

          ENTERTAINMENT - 6.39%
          Mattel, Inc.,
  600,000 5.33% due 12/01/99.......................................      597,296
          Walt Disney Co.:
  570,000 5.66% due 01/19/00.......................................      562,874
  193,000 4.78% due 11/09/99.......................................      192,790
                                                                      ----------
                                                                       1,352,960
                                                                      ----------

          FINANCE COMPANIES - 14.22%
  231,000 Caterpillar Financial Services,
          5.80% due 02/28/00.......................................      226,563
          Ciesco, L.P.:
  204,000 5.98% due 01/25/00.......................................      201,118
  300,000 5.35% due 11/12/99.......................................      299,509
  100,000 CIT Group Holdings, Inc.,
          5.30% due 12/09/99.......................................       99,440
          Ford Motor Credit Co.:
  375,000 5.96% due 01/10/00.......................................      370,650
  342,000 5.22% due 12/13/99.......................................      339,889
  504,000 General Electric Capital Corp.,
          5.71% due 02/10/00.......................................      495,848

SEE NOTES TO FINANCIAL STATEMENTS.

   PAR                                                              MARKET
  VALUE                                                             VALUE

--------------------------------------------------------------------------------

          FINANCIAL COMPANIES - Continued
 $226,000 General Electric Capital Services, Inc.,
          5.72% due 02/07/00.......................................   $  222,450
          General Motors Acceptance Corp.:
  200,000 5.93% due 02/17/00.......................................      196,432
  200,000 5.26% due 11/05/99.......................................      199,883
  362,000 5.26% due 11/18/99.......................................      361,099
                                                                      ----------
                                                                       3,012,881
                                                                      ----------

          FINANCIAL SERVICES - 3.12%
  660,000 Household Finance Corp.,
          5.10% due 11/02/99.......................................      659,905
                                                                      ----------

          FOODS - 3.30%
  700,000 Albertson's, Inc.,
          5.39% due 07/14/00.......................................      699,296
                                                                      ----------

          HEALTHCARE - 3.03%
          Baxter International, Inc.:
  350,000 5.75% due 01/24/00.......................................      345,232
  300,000 5.58% due 01/18/00.......................................      296,315
                                                                      ----------
                                                                         641,547
                                                                      ----------

          HOSPITAL SUPPLIES - 2.86%
  607,000 Abbott Laboratories,
          5.19% due 11/03/99.......................................      606,825
                                                                      ----------

          HOUSEHOLD PRODUCTS - 3.53%
  748,000 Colgate-Palmolive Co.,
          5.28% due 11/04/99.......................................      747,670
                                                                      ----------

          INFORMATION PROCESSING -
          DATA SERVICES - 6.47%
  811,000 Hewlett Packard Co.,
          5.27% due 11/09/99.......................................      810,047
  564,000 Pitney Bowes, Inc.,
          5.28% due 12/16/99.......................................      560,267
                                                                      ----------
                                                                       1,370,314
                                                                      ----------

          INSURANCE - LIFE - 3.06%
  657,000 Jefferson-Pilot Corp.,
          5.70% due 02/02/00.......................................      647,198
                                                                      ----------

          INSURANCE - MULTILINE - 3.72%
  800,000 Aon Corp.,
          5.92% due 01/26/00.......................................      788,649
                                                                      ----------

          MACHINERY - INDUSTRIAL/SPECIALTY - 0.91%
  193,000 Cooper Industries, Inc.,
          5.34% due 11/01/99.......................................      193,000
                                                                      ----------

   PAR                                                                 MARKET
  VALUE                                                                 VALUE

--------------------------------------------------------------------------------
          MERCHANDISING - MASS - 3.34%
          Wal-Mart Stores, Inc.:
 $411,000 5.30% due 11/16/99......................................   $   410,089
  300,000 5.28% due 12/14/99......................................       298,106
                                                                     -----------
                                                                         708,195
                                                                     -----------
          PHOTOGRAPHY - 3.66%
  780,000 Eastman Kodak Co.,
          5.30% due 12/07/99......................................       775,850
                                                                     -----------
          PUBLISHING/PRINTING - 2.06%
  437,000 R.R. Donnelley and Sons Co.,
          5.29% due 11/12/99......................................       436,292
                                                                     -----------
          SECURITIES RELATED - 7.39%
  800,000 Merrill Lynch & Co.,
          5.96% due 01/31/00......................................       787,928
  788,000 Morgan Stanley Dean Witter Discover,
          5.75% due 01/27/00......................................       776,990
                                                                     -----------
                                                                       1,564,918
                                                                     -----------
          UTILITIES - COMMUNICATION - 5.39%
  711,000 Bellsouth Telecom, Inc.,
          5.62% due 01/19/00......................................       702,128
  441,000 GTE Corp.,
          5.33% due 11/22/99 .....................................       439,627
                                                                     -----------
                                                                       1,141,755
                                                                     -----------

          UTILITIES - ELECTRIC - 4.86%
  250,000 Conectiv, Inc.,
          6.30% due 01/28/00......................................       246,123
          Southern California Edison Co.:
  367,000 5.73% due 02/04/00......................................       361,420
  422,000 5.15% due 11/08/99......................................       421,571
                                                                     -----------
                                                                       1,029,114
                                                                     -----------

          TOTAL COMMERCIAL PAPER
          (Cost $20,828,692)......................................    20,828,692
                                                                     -----------

          FOREIGN BONDS - 2.02%
  431,000 Province of British Columbia,
          5.28% due 12/10/99......................................       428,505
                                                                     -----------

          TOTAL FOREIGN BONDS
          (Cost $428,505) ........................................       428,505
                                                                     -----------

          TOTAL INVESTMENTS
          (Cost $21,257,197) - 100.34%............................   $21,257,197
                                                                     -----------

-------------------------------------------------------------------------------

 October 31, 1999        MONEY MARKET FUND - CONTINUED         101



--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES
 ASSETS:
 Investments, at market (Cost $21,257,197).........................  $21,257,197
 Receivables for:
  Fund shares sold.................................................      560,605
  Dividends and interest...........................................        1,884
 Other assets......................................................       43,000
                                                                     -----------
 TOTAL ASSETS......................................................   21,862,686
                                                                     -----------
 LIABILITIES:
 Payable for fund shares redeemed..................................      576,126
 Payable to affiliates:
  Administrative service fees for Class I..........................        4,271
  Advisory fees....................................................       32,936
  Distribution fees for Class A & B................................        5,705
  Other............................................................       57,680
 Accrued expenses and other liabilities............................           69
                                                                     -----------
 TOTAL LIABILITIES.................................................      676,787
                                                                     -----------
 NET ASSETS........................................................  $21,185,899
                                                                     -----------

--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share,
 unlimited shares authorized, 21,185,899 shares
 outstanding.......................................................  $   211,859
Additional paid in capital.........................................   20,974,040
                                                                     -----------
NET ASSETS APPLICABLE
 TO SHARES OUTSTANDING.............................................  $21,185,899
                                                                     -----------


SEE NOTES TO FINANCIAL STATEMENTS.



---------------------------------------------------------------------
 COMPUTATION OF NET ASSET VALUE
 AND OFFERING PRICE:
 Net asset value, offering price and redemption price
 per Class A share ($7,548,678 divided by
 7,548,678 shares)......................................  $      1.00
                                                          -----------
 Net asset value and offering price per Class B
 share ($6,058,166 divided by 6,058,166 shares)*........  $      1.00
                                                          -----------
 Net asset value, offering price and redemption
 price per Class I share ($2,910,006 divided
 by 2,910,006 shares)...................................  $      1.00
                                                          -----------
 Net asset value, offering price and redemption
 price per Class II share ($4,669,049 divided
 by 4,669,049 shares)...................................  $      1.00
                                                          -----------
 * Redemption price per share is equal to net asset
   value less any applicable contingent deferred sales
   charge.

--------------------------------------------------------------------------------

 102
                         MONEY MARKET FUND - CONTINUED
STATEMENT OF OPERATIONS
For the Fiscal Year Ended October 31, 1999

INVESTMENT INCOME:
Interest.............................................................. $701,084
                                                                       --------
 Total investment income..............................................  701,084
                                                                       --------
EXPENSES:
Advisory fees.........................................................   32,936
Transfer agent fees...................................................   34,592
Custodian fees........................................................   16,342
Distribution fees:
 Class A..............................................................    7,535
 Class B..............................................................   34,961
Administrative service fee, Class I...................................    4,271
Registration and filing fees..........................................   56,624
Audit fees and tax services...........................................    7,273
Accounting services...................................................    3,958
Trustees' fees and expenses...........................................    1,754
Report to shareholders................................................      614
Miscellaneous.........................................................    7,655
                                                                       --------
 Total expenses.......................................................  208,515
 Expense reimbursement (see Note 3)...................................  (95,505)
                                                                       --------
 Net expenses.........................................................  113,010
                                                                       --------
NET INVESTMENT INCOME.................................................  588,074
                                                                       --------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................... $588,074
                                                                       --------

STATEMENT OF CHANGES IN NET ASSETS
                                               For the        For the Period
                                              Year Ended    October 7, 1998 to
                                           October 31, 1999  October 31, 1998
                                           -----------------------------------
OPERATIONS:
Net investment income.....................   $   588,074          $    -
                                           -----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A..................................      (147,687)              -
 Class B..................................      (141,895)              -
 Class I..................................       (79,445)              -
 Class II.................................      (219,047)              -
                                           -----------------------------------
Decrease in net assets resulting from
 distributions to shareholders............      (588,074)              -
                                           -----------------------------------
SHARE TRANSACTIONS:
Net increase in net assets resulting from
 share transactions
 Class A..................................     7,547,428           1,250
 Class B..................................     6,056,916           1,250
 Class I..................................     2,908,756           1,250
 Class II.................................     4,667,799           1,250
                                           -----------------------------------
Total increase in net assets resulting
 from share transactions..................    21,180,899           5,000
                                           -----------------------------------
TOTAL INCREASE IN NET ASSETS..............    21,180,899           5,000

NET ASSETS:
 Beginning of year........................         5,000               -
                                           -----------------------------------
 End of period............................   $21,185,899          $5,000

                                           -----------------------------------
--------------------------------------------------------------------------------

 CHANGE IN SHARES                   Class A                                      Class B
 OUTSTANDING       -------------------------------------------- --------------------------------------------
                          For the             For the Period           For the             For the Period
                         Year Ended         October 7, 1998 to        Year Ended         October 7, 1998 to
                      October 31, 1999       October 31, 1998      October 31, 1999       October 31, 1998
                   -----------------------  ------------------- -----------------------  -------------------
                     Shares      Amount      Shares    Amount     Shares      Amount      Shares    Amount
                   -----------------------  ------------------- -----------------------  -------------------
 Shares sold.....   9,440,120  $ 9,440,120     1,250  $   1,250  7,462,979  $ 7,462,979     1,250  $   1,250
 Shares issued
 for
 distributions
 reinvested......     148,413      148,413         -          -    142,305      142,305         -          -
 Shares
 repurchased.....  (2,041,105)  (2,041,105)        -          - (1,548,368)  (1,548,368)        -          -
                   -----------------------  ------------------- -----------------------  -------------------
 Increase in
 shares
 outstanding.....   7,547,428    7,547,428     1,250      1,250  6,056,916    6,056,916     1,250      1,250
 Shares
 outstanding:
 Beginning of
 period..........       1,250        1,250         -          -      1,250        1,250         -          -
                   -----------------------  ------------------- -----------------------  -------------------
 End of period...   7,548,678  $ 7,548,678     1,250  $   1,250  6,058,166  $ 6,058,166     1,250  $   1,250
                   -----------------------  ------------------- -----------------------  -------------------
 CHANGE IN SHARES                  Class I                                     Class II
 OUTSTANDING       ------------------------------------------ ---------------------------------------------
                         For the            For the Period            For the             For the Period
                        Year Ended        October 7, 1998 to        Year Ended          October 7, 1998 to
                     October 31, 1999      October 31, 1998      October 31, 1999        October 31, 1998
                   ---------------------- ------------------- ------------------------- -------------------
                    Shares      Amount     Shares    Amount     Shares       Amount      Shares    Amount
                   ---------------------- ------------------- ------------------------- -------------------
 Shares sold.....  3,788,358  $3,788,358     1,250  $   1,250   9,248,750  $ 9,248,750     1,250  $   1,250
 Shares issued
 for
 distributions
 reinvested......     80,380      80,380         -          -     219,321      219,321         -          -
 Shares
 repurchased.....   (959,982)   (959,982)        -          -  (4,800,272)  (4,800,272)        -          -
                   ---------------------- ------------------- ------------------------- -------------------
 Increase in
 shares
 outstanding.....  2,908,756   2,908,756     1,250      1,250   4,667,799    4,667,799     1,250      1,250
 Shares
 outstanding:
 Beginning of
 period..........      1,250      1, 250         -          -       1,250        1,250         -          -
                   ---------------------- ------------------- ------------------------- -------------------
 End of period...  2,910,006  $2,910,006     1,250  $   1,250   4,669,049  $ 4,669,049     1,250  $   1,250
                   ---------------------- ------------------- ------------------------- -------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 October 31, 1999         MUNICIPAL MONEY MARKET FUND          103

   PAR                                                              MARKET
  VALUE                                                             VALUE

--------------------------------------------------------------------------------
          SCHEDULE OF INVESTMENTS
          SHORT TERM SECURITIES
          VARIABLE RATE DEMAND NOTES -
          MUNICIPALITIES - 99.19%
          EDUCATION - 3.08%
 $200,000 Michigan State University,
          3.45% due 08/15/22...................................   $  200,000
                                                                  ----------

          GENERAL OBLIGATIONS - 6.16%
  200,000 Chicago, Illinois,
          3.45% due 01/01/12...................................      200,000
  200,000 Massachusetts State,
          3.40% due 09/01/16...................................      200,000
                                                                  ----------
                                                                     400,000
                                                                  ----------

          HEALTHCARE - 18.33%
  100,000 Bruce Michigan Healthcare VRDN,
          3.35% due 05/01/18...................................      100,000
  200,000 Florence County South Carolina
          Hospital Revenue,
          3.50% due 11/01/15...................................      200,000
  100,000 Fort Wayne Indiana Hospital Authority,
          3.45% due 01/01/20...................................      100,000
  200,000 Louisiana Public Facilities
          Authority Hospital,
          3.60% due 09/01/27...................................      200,000
  200,000 North Carolina Medical Care
          Community Hospital,
          3.50% due 09/01/02...................................      200,000
  200,000 Polk County Iowa Revenue,
          3.55% due 12/01/15...................................      200,000
  190,000 West Virginia Hospital Authority,
          3.55% due 09/01/28...................................      190,000
                                                                  ----------
                                                                   1,190,000
                                                                  ----------

          HOUSING - 11.55%
  300,000 Illinois Developing Finance Authority,
          3.55% due 04/01/24...................................      300,000
  250,000 Massachusetts State Housing Finance,
          3.35% due 12/01/25...................................      250,000
  200,000 New York, New York City
          Housing Development,
          3.30% due 11/15/19...................................      200,000
                                                                  ----------
                                                                     750,000
                                                                  ----------


SEE NOTES TO FINANCIAL STATEMENTS.

   PAR                                                             MARKET
  VALUE                                                            VALUE

-------------------------------------------------------------------------------
          INDUSTRIAL DEVELOPMENT - 19.26%
 $200,000 Clark County Nevada Industrial Development Revenue,
          3.55% due 11/01/20..................................   $  200,000
  100,000 Cuyahoga County Ohio,
          3.55% due 12/01/15..................................      100,000
  200,000 De Soto Parish - Louisiana Electric,
          3.60% due 07/01/18..................................      200,000
  250,000 Duluth Minnesota Tax Increment Revenue,
          3.45% due 09/01/10..................................      250,000
  100,000 Illinois Development BIMBA
          Manufacturing Co.,
          3.60% due 05/01/16..................................      100,000
  200,000 Louisiana State Offshore Terminal Authority, 3.40%
          due 10/01/19........................................      200,000
  200,000 Philadelphia Pennsylvania Authority,
          3.55% due 12/01/08..................................      200,000
                                                                 ----------
                                                                  1,250,000
                                                                 ----------

          STUDENT LOANS - 20.02%
  300,000 Indiana Secondary Market
          Educational Loans,
          3.55% due 12/01/14..................................      300,000
  250,000 Kentucky Higher Education Student Loan,
          3.50% due 07/15/18..................................      250,000
  200,000 Missouri Higher Education Loan Authority Student
          Loan,
          3.55% due 12/01/05..................................      200,000
  200,000 North Texas Higher Education Authority,
          3.55% due 04/01/20..................................      200,000
  100,000 Pennsylvania Higher Education,
          3.55% due 12/01/25..................................      100,000
  250,000 Utah State Board Regents Student Loan,
          3.55% due 11/01/25..................................      250,000
                                                                 ----------
                                                                  1,300,000
                                                                 ----------

          TRANSPORTATION - 3.85%
  250,000 Orlando Florida - Republic Interchange,
          3.40% due 10/01/21..................................      250,000
                                                                 ----------

   PAR                                                             MARKET
  VALUE                                                            VALUE

-------------------------------------------------------------------------------

          UTILITIES - 16.94%
 $100,000 Detroit, Michigan Sewer Disposal Revenue, 3.45% due
          07/01/23............................................   $  100,000
  300,000 Grand Rapids, Michigan Water Supply, 3.35% due
          01/01/20............................................      300,000
  200,000 Massachusetts State Water Reservoir Authority,
          3.30% due 04/01/28..................................      200,000
  250,000 Municipal Electric Authority Georgia,
          3.40% due 01/01/20..................................      250,000
  250,000 Piedmont Municipal Power Agency South Carolina
          Electric,
          3.50% due 12/01/15..................................      250,000
                                                                 ----------
                                                                  1,100,000
                                                                 ----------

          TOTAL MUNICIPALITIES - SHORT TERM
          (Cost $6,440,000)...................................    6,440,000
                                                                 ----------
          TOTAL INVESTMENTS
          (Cost $6,440,000) - 99.19%..........................   $6,440,000
                                                                 ----------

--------------------------------------------------------------------------------

 104                                              October 31, 1999
                    MUNICIPAL MONEY MARKET FUND - CONTINUED



--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $6,440,000)...........................  $6,440,000
Receivables for:
 Fund shares sold..................................................       1,305
 Dividends and interest............................................      28,647
Other assets.......................................................      85,931
                                                                     ----------
TOTAL ASSETS                                                          6,555,883
                                                                     ----------
LIABILITIES:
Payable for Fund shares redeemed...................................       1,848
Payable to affiliates:
 Advisory fees.....................................................      27,357
 Distribution fees for Class A & B.................................       2,976
 Other.............................................................      31,380
Accrued expenses and other liabilities.............................          22
                                                                     ----------
TOTAL LIABILITIES..................................................      63,583
                                                                     ----------
NET ASSETS.........................................................  $6,492,300
                                                                     ----------
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share,
 unlimited shares authorized, 6,492,300 shares
 outstanding.......................................................  $   64,923
Additional paid in capital.........................................   6,427,377
                                                                     ----------
NET ASSETS APPLICABLE
 TO SHARES OUTSTANDING.............................................  $6,492,300
                                                                     ----------
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------

COMPUTATION OF NET ASSET VALUE
AND OFFERING PRICE:
Net asset value and redemption price per Class A
 share ($3,651,379 divided by 3,651,379 shares)....................  $     1.00
                                                                     ----------
Net asset value and offering price per Class B
 share ($2,840,921 divided by 2,840,921 shares)*...................  $     1.00
                                                                     ----------
* Redemption price per share is equal to net asset value
  less any applicable contingent deferred sales charge.

-------------------------------------------------------------------------------

                                                               105
                    MUNICIPAL MONEY MARKET FUND - CONTINUED
STATEMENT OF OPERATIONS
For the Fiscal Year Ended October 31, 1999

INVESTMENT INCOME:
Tax-exempt interest................................................    $176,895
                                                                       --------
 Total investment income...........................................     176,895
                                                                       --------
EXPENSES:
Advisory fees......................................................      27,357
Transfer agent fees................................................      14,865
Custodian fees.....................................................       7,553
Distribution fees:
 Class A...........................................................       6,983
 Class B...........................................................      26,326
Registration and filing fees.......................................      33,769
Audit fees and tax services........................................       3,125
Accounting services................................................       1,645
Trustees' fees and expenses........................................         962
Report to shareholders.............................................         278
Miscellaneous......................................................       1,989
                                                                       --------
 Total expenses....................................................     124,852
 Expense reimbursement (see Note 3)................................     (47,418)
                                                                       --------
 Net expenses......................................................      77,434
                                                                       --------
NET INVESTMENT INCOME..............................................      99,461
                                                                       --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................    $ 99,461
                                                                       --------

STATEMENT OF CHANGES IN NET ASSETS

                                               For the        For the Period
                                              Year Ended    October 7, 1998 to
                                           October 31, 1999  October 31, 1998
                                           -----------------------------------
OPERATIONS:
Net investment income.....................    $   99,461          $    -
                                           -----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A..................................       (61,916)              -
 Class B..................................       (37,545)              -
                                           ------------------------------------
Decrease in net assets resulting from
distributions to shareholders.............       (99,461)              -
                                           ------------------------------------
SHARE TRANSACTIONS:
Net increase in net assets resulting from
share transactions
 Class A..................................     3,648,879           2,500
 Class B..................................     2,838,421           2,500
                                           ------------------------------------
Total increase in net assets resulting
from share transactions...................     6,487,300           5,000
                                           ------------------------------------
TOTAL INCREASE IN NET ASSETS..............     6,487,300           5,000

NET ASSETS:
 Beginning of year........................         5,000               -
                                           ------------------------------------
 End of period............................    $6,492,300          $5,000
                                           ------------------------------------

--------------------------------------------------------------------------------

 CHANGE IN SHARES                          Class A                                    Class B
 OUTSTANDING               ------------------------------------------ ------------------------------------------
                                 For the            For the Period          For the            For the Period
                                Year Ended        October 7, 1998 to       Year Ended        October 7, 1998 to
                             October 31, 1999      October 31, 1998     October 31, 1999      October 31, 1998
                           ---------------------  ------------------  ---------------------  ------------------
                            Shares      Amount     Shares    Amount    Shares      Amount     Shares    Amount
                           ---------------------  ------------------  ---------------------  ------------------
 Shares sold.............  3,984,748  $3,984,748     2,500  $   2,500 2,853,653  $2,853,653     2,500  $   2,500
 Shares issued for
 distributions
 reinvested..............     61,818      61,818         -          -    37,545      37,545         -          -
 Shares repurchased......   (397,687)   (397,687)        -          -   (52,777)    (52,777)        -          -
                            ---------------------  ------------------  ---------------------  ------------------
 Increase in shares
 outstanding.............  3,648,879   3,648,879     2,500      2,500 2,838,421   2,838,421     2,500      2,500
 Shares outstanding:
 Beginning of period.....      2,500       2,500         -          -     2,500       2,500         -          -
                            ---------------------  ------------------  ---------------------  ------------------
 End of period...........  3,651,379  $3,651,379     2,500  $   2,500 2,840,921  $2,840,921     2,500  $   2,500

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 106                         GROWTH LIFESTYLE FUNDOctober 31, 1999

  NUMBER                                                          MARKET
 OF SHARES                                                        VALUE

------------------------------------------------------------------------------
           SCHEDULE OF INVESTMENTS
           INVESTMENT COMPANIES - AFFILIATED - 98.91%
           BOND FUNDS - 9.67%
           AGSPC 2 Domestic Bond Fund:
   20,152  Class A...........................................   $  188,828
   49,874  Class B...........................................      467,821
   16,214  Class I...........................................      152,086
   15,734  Class II..........................................      147,589
                                                                ----------
                                                                   956,324
                                                                ----------
           INTERNATIONAL EQUITY FUNDS - 29.48%
           AGSPC 2 International Growth Fund:
   24,998  Class A...........................................      287,472
   62,524  Class B...........................................      712,775
   20,093  Class I...........................................      231,273
   19,476  Class II..........................................      224,557
           AGSPC 2 International Value Fund:
   19,973  Class A...........................................      288,013
   50,006  Class B...........................................      713,587
   16,070  Class I...........................................      231,732
   15,576  Class II..........................................      225,077
                                                                ----------
                                                                 2,914,486
                                                                ----------
           LARGE CAP EQUITY FUNDS - 25.06%
           AGSPC 2 Large Cap Growth Fund:
   18,882  Class A...........................................      256,799
   47,218  Class B...........................................      636,030
   15,186  Class I...........................................      206,678
   14,730  Class II..........................................      200,326
           AGSPC 2 Large Cap Value Fund:
   20,391  Class A...........................................      232,250
   50,628  Class B...........................................      576,143
   16,421  Class I...........................................      187,204
   15,959  Class II..........................................      181,774
                                                                ----------
                                                                 2,477,204
                                                                ----------
           MID CAP EQUITY FUNDS - 15.01%
           AGSPC 2 Mid Cap Growth Fund:
   13,457  Class A...........................................      138,606
   33,417  Class B...........................................      341,185
   10,719  Class I...........................................      110,621
   10,379  Class II..........................................      107,212
           AGSPC 2 Mid Cap Value Fund:
   12,967  Class A...........................................      155,212
   32,477  Class B...........................................      384,856
   10,509  Class I...........................................      125,583
   10,127  Class II..........................................      121,015
                                                                ----------
                                                                 1,484,290
                                                                ----------

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER                                                            MARKET
 OF SHARES                                                          VALUE

--------------------------------------------------------------------------------
           SMALL CAP EQUITY FUNDS - 19.69%
           AGSPC 2 Small Cap Growth Fund:
   13,758  Class A.............................................   $  195,086
   34,405  Class B.............................................      483,041
   11,056  Class I.............................................      156,879
   10,693  Class II............................................      152,161
           AGSPC 2 Small Cap Value Fund:
   20,422  Class A.............................................      189,316
   50,715  Class B.............................................      469,620
   16,430  Class I.............................................      152,306
   15,943  Class II............................................      147,791
                                                                  ----------
                                                                   1,946,200
                                                                  ----------
           TOTAL INVESTMENT COMPANIES -
           AFFILIATED
           (Cost $8,788,514)...................................    9,778,504
                                                                  ----------
           TOTAL INVESTMENTS
           (Cost $8,788,514) - 98.91%..........................   $9,778,504
                                                                  ----------

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $8,788,514)........................... $ 9,778,504
Receivables for:
 Investments sold..................................................     186,637
 Fund shares sold..................................................     115,501
 Dividends and interest............................................       4,014
Other assets.......................................................       3,449
                                                                    -----------
TOTAL ASSETS.......................................................  10,088,105
                                                                    -----------
LIABILITIES:
Payable for Investments purchased..................................     193,265
Payable to affiliates-Advisory fees................................       6,886
Accrued expenses and other liabilities.............................       1,577
                                                                    -----------
TOTAL LIABILITIES..................................................     201,728
                                                                    -----------
NET ASSETS......................................................... $ 9,886,377
                                                                    -----------



--------------------------------------------------------------------------------
 NET ASSETS REPRESENTED BY:
 Shares of beneficial interest, $.01 par value per share,
  unlimited shares authorized, 830,296 shares
  outstanding......................................................  $    8,303
 Additional paid in capital........................................   8,748,852
 Undistributed net realized gain on securities.....................     131,422
 Undistributed net investment income...............................       7,810
 Unrealized appreciation of securities.............................     989,990
                                                                     ----------
 NET ASSETS APPLICABLE
  TO SHARES OUTSTANDING............................................  $9,886,377
                                                                     ----------

--------------------------------------------------------------------------------

 COMPUTATION OF NET ASSET VALUE
 AND OFFERING PRICE:
 Net asset value and redemption price per Class A
  share ($1,928,848 divided by 161,876 shares).....................  $    11.92
                                                                     ----------
 Offering price per Class A share
  (100/94.25 of $11.92)*...........................................  $    12.65
                                                                     ----------
 Net asset value and offering price per Class B
  share ($4,914,875 divided by 412,900 shares)**...................  $    11.90
                                                                     ----------
 Net asset value, offering price and redemption
  price per Class I share ($1,546,520 divided by
  129,872 shares)..................................................  $    11.91
                                                                     ----------
 Net asset value, offering price and redemption
  price per Class II share ($1,496,134 divided by
  125,648 shares)..................................................  $    11.91
                                                                     ----------
 *  Offering price includes sales charge of 5.75%.
    The sales charge is reduced for purchases
    of $25,000 and over.
 ** Redemption price per share is equal to net asset value
    less any applicable contingent deferred sales charge.

--------------------------------------------------------------------------------

                                                               107
                       GROWTH LIFESTYLE FUND - CONTINUED
STATEMENT OF OPERATIONS
For the Fiscal Year Ended October 31, 1999

INVESTMENT INCOME:
Dividends..........................................................  $   50,734
                                                                     ----------
 Total investment income...........................................      50,734

EXPENSES:
Advisory fees......................................................       6,889
                                                                     ----------
NET INVESTMENT INCOME..............................................      43,845
                                                                     ----------

REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on securities....................................     131,422
Net unrealized appreciation of securities during the period........     989,990
                                                                     ----------
 Net realized and unrealized gain on securities during the period..   1,121,412
                                                                     ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................  $1,165,257
                                                                     ----------

STATEMENT OF CHANGES IN NET ASSETS

                                               For the        For the Period
                                             Year  Ended    October 7, 1998 to
                                           October 31, 1999  October 31, 1998
                                           -----------------------------------
OPERATIONS:
Net investment income.....................    $   43,845          $    -
Net realized gain on securities...........       131,422               -
Net unrealized appreciation of securities
during the period.........................       989,990               -
                                           -----------------------------------
 Increase in net assets resulting from
 operations...............................     1,165,257               -
                                           -----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A..................................        (7,843)              -
 Class B..................................       (13,419)              -
 Class I..................................        (7,389)              -
 Class II.................................        (7,384)              -
                                           -----------------------------------
  Total distributions to shareholders from
  net investment income...................       (36,035)              -
                                           -----------------------------------
Net realized gain on securities
 Class A..................................             -               -
 Class B..................................             -               -
 Class I..................................             -               -
 Class II.................................             -               -
                                           -----------------------------------
  Total distributions to shareholders
  from net realized gain on securities....             -               -
                                           -----------------------------------
Decrease in net assets resulting from
distributions to shareholders.............       (36,035)              -
                                           -----------------------------------
SHARE TRANSACTIONS:
Net increase in net assets resulting from
share transactions
 Class A..................................     1,667,344           1,250
 Class B..................................     4,523,841           1,250
 Class I..................................     1,304,837           1,250
 Class II.................................     1,256,133           1,250
                                           -----------------------------------
Total increase in net assets resulting
from share transactions...................     8,752,155           5,000
                                           -----------------------------------
TOTAL INCREASE IN NET ASSETS..............     9,881,377           5,000

NET ASSETS:
 Beginning of year........................         5,000               -
                                           -----------------------------------
 End of period (including undistributed
 net investment income of $7,810 and $0)..    $9,886,377          $5,000

                                           ------------------------------------
--------------------------------------------------------------------------------







 CHANGE IN SHARES                 Class A                                   Class B
 OUTSTANDING       ----------------------------------------- -----------------------------------------
                        For the           For the Period          For the           For the Period
                       Year Ended       October 7, 1998 to       Year Ended       October 7, 1998 to
                    October 31, 1999     October 31, 1998    October 31, 1999      October 31, 1998
                   -------------------  -------------------- -------------------  --------------------
                   Shares     Amount     Shares    Amount    Shares     Amount     Shares    Amount
                   -------------------  -------------------- -------------------  --------------------
 Shares sold.....  161,537  $1,664,691       125  $    1,250 413,726  $4,534,939       125  $    1,250
 Shares issued
 for
 distributions
 reinvested......      682       7,811         -           -   1,164      13,408         -           -
 Shares
 repurchased.....     (468)     (5,158)        -           -  (2,115)    (24,506)        -           -
                   -------------------  -------------------- -------------------  --------------------
 Increase in
 shares
 outstanding.....  161,751   1,667,344       125       1,250 412,775   4,523,841       125       1,250
 Shares
 outstanding:
 Beginning of
 period..........      125       1,250         -           -     125       1,250         -           -
                   -------------------  -------------------- -------------------  --------------------
 End of period...  161,876  $1,668,594       125  $    1,250 412,900  $4,525,091       125      $1,250
                   -------------------  -------------------- -------------------  --------------------
 CHANGE IN SHARES                 Class I                                   Class II
 OUTSTANDING       ----------------------------------------- ---------------------------------------
                        For the           For the Period          For the         For the Period
                       Year Ended       October 7, 1998 to       Year Ended     October 7, 1998 to
                    October 31, 1999     October 31, 1998     October 31, 1999   October 31, 1998
                   -------------------- -------------------- ------------------ --------------------
                   Shares     Amount     Shares    Amount    Shares    Amount    Shares    Amount
                   -------------------- -------------------- ------------------ --------------------
 Shares sold.....  130,012  $1,308,193       125  $    1,250 124,875 $1,248,750      125  $    1,250
 Shares issued
 for
 distributions
 reinvested......      648       7,389         -           -     648      7,383        -           -
 Shares
 repurchased.....     (913)    (10,745)        -           -       -          -        -           -
                   -------------------- -------------------- ------------------ --------------------
 Increase in
 shares
 outstanding.....  129,747   1,304,837       125       1,250 125,523  1,256,133      125       1,250
 Shares
 outstanding:
 Beginning of
 period..........      125       1,250         -           -     125      1,250        -           -
                   -------------------- -------------------- ------------------ --------------------
 End of period...  129,872  $1,306,087       125  $    1,250 125,648 $1,257,383      125  $    1,250
                   -------------------- -------------------- ------------------ --------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 108                                              October 31, 1999
                        MODERATE GROWTH LIFESTYLE FUND

  NUMBER                                                          MARKET
 OF SHARES                                                        VALUE

------------------------------------------------------------------------------
           SCHEDULE OF INVESTMENTS
           INVESTMENT COMPANIES - AFFILIATED - 100.44%
           BOND FUNDS - 24.58%
           AGSPC 2 Domestic Bond Fund:
   50,284  Class A...........................................   $  471,161
  145,249  Class B...........................................    1,362,433
   40,346  Class I...........................................      378,448
   37,964  Class II..........................................      356,102
                                                                ----------
                                                                 2,568,144
                                                                ----------
           INTERNATIONAL EQUITY FUNDS - 15.00%
           AGSPC 2 International Growth Fund:
   11,636  Class A...........................................      133,810
   34,064  Class B...........................................      388,326
    9,329  Class I...........................................      107,378
    8,764  Class II..........................................      101,043
           AGSPC 2 International Value Fund:
   10,626  Class A...........................................      153,227
   31,126  Class B...........................................      444,163
    8,528  Class I...........................................      122,962
    8,011  Class II..........................................      115,757
                                                                ----------
                                                                 1,566,666
                                                                ----------
           LARGE CAP EQUITY FUNDS - 30.58%
           AGSPC 2 Large Cap Growth Fund:
   21,710  Class A...........................................      295,261
   63,603  Class B...........................................      856,729
   17,425  Class I...........................................      237,138
   16,323  Class II..........................................      221,991
           AGSPC 2 Large Cap Value Fund:
   25,410  Class A...........................................      289,417
   73,944  Class B...........................................      841,487
   20,441  Class I...........................................      233,026
   19,282  Class II..........................................      219,623
                                                                ----------
                                                                 3,194,672
                                                                ----------
           MID CAP EQUITY FUNDS - 15.27%
           AGSPC 2 Mid Cap Growth Fund:
   13,331  Class A...........................................      137,308
   39,081  Class B...........................................      399,021
   10,670  Class I...........................................      110,119
   10,010  Class II..........................................      103,402
           AGSPC 2 Mid Cap Value Fund:
   12,920  Class A...........................................      154,655
   38,001  Class B...........................................      450,307
   10,394  Class I...........................................      124,212
    9,766  Class II..........................................      116,704
                                                                ----------
                                                                 1,595,728
                                                                ----------

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
           SMALL CAP EQUITY FUNDS - 15.01%
           AGSPC 2 Small Cap Growth Fund:
   9,607   Class A................................................   $   136,222
  28,104   Class B................................................       394,582
   7,699   Class I................................................       109,246
   7,220   Class II...............................................       102,748
           AGSPC 2 Small Cap Value Fund:
  16,298   Class A................................................       151,081
  47,457   Class B................................................       439,448
  13,135   Class I................................................       121,763
  12,245   Class II...............................................       113,510
                                                                     -----------
                                                                       1,568,600
                                                                     -----------
           TOTAL INVESTMENT COMPANIES - AFFILIATED
           (Cost $9,754,482)......................................    10,493,810
                                                                     -----------
           TOTAL INVESTMENTS
           (Cost $9,754,482) - 100.44%............................   $10,493,810
                                                                     -----------

-------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $9,754,482)........................... $10,493,810
Receivables for:
 Investments sold..................................................     166,284
 Fund shares sold..................................................       9,301
 Dividends and interest............................................      16,537
Other assets.......................................................      72,545
                                                                    -----------
TOTAL ASSETS.......................................................  10,758,477
                                                                    -----------

LIABILITIES:
Payable for:
 Investments purchased.............................................     251,518
 Fund shares redeemed..............................................      52,000
Payable to affiliates-Advisory fees................................       7,250
Accrued expenses and other liabilities.............................         191
                                                                    -----------
TOTAL LIABILITIES..................................................     310,959
                                                                    -----------
NET ASSETS......................................................... $10,447,518
                                                                    -----------

                                                                      MARKET
                                                                       VALUE

-------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share, unlimited shares authorized, 915,908 shares
outstanding........................................................ $     9,159
Additional paid in capital.........................................   9,600,244
Undistributed net realized gain on securities......................      87,982
Undistributed net investment income................................      10,805
Unrealized appreciation of securities..............................     739,328
                                                                    -----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING.............................................. $10,447,518
                                                                    -----------


-------------------------------------------------------------------------------

COMPUTATION OF NET ASSET VALUE
AND OFFERING PRICE:
Net asset value and redemption price per Class A
share ($1,917,606 divided by 168,283 shares)....................... $     11.40
                                                                    -----------
Offering price per Class A share
(100/94.25 of $11.40)*............................................. $     12.10
                                                                    -----------
Net asset value and offering price per Class B
share ($5,553,377 divided by 486,350 shares) **.................... $     11.42
                                                                    -----------
Net asset value, offering price and redemption
price per Class I share ($1,536,784 divided by
134,881 shares).................................................... $     11.39
                                                                    -----------
Net asset value, offering price and redemption
price per Class II share ($1,439,751 divided by
126,394 shares).................................................... $     11.39
                                                                    -----------

* Offering price includes sales charge of 5.75%. The sales charge is reduced for purchases of $25,000 and over.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

-------------------------------------------------------------------------------

                   MODERATE GROWTH LIFESTYLE FUND - CONTINUED 109 STATEMENT OF OPERATIONS
For the Fiscal Year Ended October 31, 1999

INVESTMENT INCOME:
Dividends.............................................................. $105,871
                                                                        --------
 Total investment income...............................................  105,871

EXPENSES:
Advisory fees..........................................................    7,247
                                                                        --------
NET INVESTMENT INCOME..................................................   98,624
                                                                        --------

REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on securities........................................   87,982
Net unrealized appreciation of securities during the period............  739,328
                                                                        --------
 Net realized and unrealized gain on securities during the period......  827,310
                                                                        --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....................... $925,934
                                                                        --------

STATEMENT OF CHANGES IN NET ASSETS

                                               For the        For the Period
                                              Year Ended    October 7, 1998 to
                                           October 31, 1999  October 31, 1998
                                           -----------------------------------
OPERATIONS:
Net investment income.....................   $    98,624          $    -
Net realized gain on securities...........        87,982               -
Net unrealized appreciation of securities
during the period.........................       739,328               -
                                           -----------------------------------
 Increase in net assets resulting from
 operations...............................       925,934               -
                                           -----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A..................................       (18,579)              -
 Class B..................................       (35,672)              -
 Class I..................................       (18,006)              -
 Class II.................................       (15,562)              -
                                           -----------------------------------
  Total distributions to shareholders from
  net investment income...................       (87,819)              -
                                           -----------------------------------
Net realized gain on securities
 Class A..................................             -               -
 Class B..................................             -               -
 Class I..................................             -               -
 Class II.................................             -               -
                                           -----------------------------------
  Total distributions to shareholders
  from net realized gain on securities....             -               -
                                           -----------------------------------
Decrease in net assets resulting from
distributions to shareholders.............       (87,819)              -
                                           -----------------------------------
SHARE TRANSACTIONS:
Net increase in net assets resulting from
share transactions
 Class A..................................     1,731,166           1,250
 Class B..................................     5,250,001           1,250
 Class I..................................     1,358,924           1,250
 Class II.................................     1,264,312           1,250
                                           -----------------------------------
Total increase in net assets resulting
from share transactions...................     9,604,403           5,000
                                           -----------------------------------
TOTAL INCREASE IN NET ASSETS..............    10,442,518           5,000

NET ASSETS:
 Beginning of year........................         5,000               -
                                           -----------------------------------
 End of period (including undistributed
 net investment income of $10,805 and $0).   $10,447,518          $5,000
                                           -----------------------------------

--------------------------------------------------------------------------------

 CHANGE IN SHARES                 Class A                                   Class B
 OUTSTANDING       ----------------------------------------- -----------------------------------------
                        For the           For the Period          For the           For the Period
                       Year Ended       October 7, 1998 to       Year Ended       October 7, 1998 to
                    October 31, 1999     October 31, 1998     October 31, 1999     October 31, 1998
                   -------------------  -------------------- -------------------  --------------------
                   Shares     Amount     Shares    Amount    Shares     Amount     Shares    Amount
                   -------------------  -------------------- -------------------  --------------------
 Shares sold.....  167,065  $1,718,775       125  $    1,250 490,629  $5,299,614       125  $    1,250
 Shares issued for
 distributions
 reinvested......    1,665      18,578         -           -   3,143      35,286         -           -
 Shares
 repurchased.....     (572)     (6,187)        -           -  (7,547)    (84,899)        -           -
                   -------------------  -------------------- -------------------  --------------------
 Increase in shares
 outstanding.....  168,158   1,731,166       125       1,250 486,225   5,250,001       125       1,250
 Shares
 outstanding:
 Beginning of
 period..........      125       1,250         -           -     125       1,250         -           -
                   -------------------  -------------------- -------------------  --------------------
 End of period...  168,283  $1,732,416       125  $    1,250 486,350  $5,251,251       125      $1,250
                   -------------------  -------------------- -------------------  --------------------

 CHANGE IN SHARES                 Class I                                   Class II
 OUTSTANDING       ----------------------------------------- ---------------------------------------
                        For the           For the Period          For the         For the Period
                       Year Ended       October 7, 1998 to       Year Ended     October 7, 1998 to
                    October 31, 1999     October 31, 1998     October 31, 1999   October 31, 1998
                   -------------------- -------------------- ------------------ --------------------
                   Shares     Amount     Shares    Amount    Shares    Amount    Shares    Amount
                   -------------------- -------------------- ------------------ --------------------
 Shares sold.....  133,299  $1,342,797       125  $    1,250 124,875 $1,248,750      125  $    1,250
 Shares issued for
 distributions
 reinvested......    1,620      18,006         -           -   1,394     15,562        -           -
 Shares
 repurchased.....     (163)     (1,879)        -           -       -          -        -           -
                   -------------------  -------------------- -------------------  --------------------
 Increase in shares
 outstanding.....  134,756   1,358,924       125       1,250 126,269  1,264,312      125       1,250
 Shares
 outstanding:
 Beginning of
 period..........      125       1,250         -           -     125      1,250        -           -
                   -------------------  -------------------- -------------------  --------------------
 End of period...  134,881  $1,360,174       125  $    1,250 126,394 $1,265,562      125  $    1,250
                   -------------------  -------------------- -------------------  --------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 110                                              October 31, 1999
                      CONSERVATIVE GROWTH LIFESTYLE FUND

  NUMBER                                                          MARKET
 OF SHARES                                                        VALUE

------------------------------------------------------------------------------
           SCHEDULE OF INVESTMENTS
           INVESTMENT COMPANIES - AFFILIATED - 99.96%
           BOND FUNDS - 39.32%
           AGSPC 2 Domestic Bond Fund:
   75,360  Class A...........................................   $  706,119
  245,485  Class B...........................................    2,302,644
   63,464  Class I...........................................      595,288
   59,391  Class II..........................................      557,089
                                                                ----------
                                                                 4,161,140
                                                                ----------
           INTERNATIONAL EQUITY FUNDS - 9.96%
           AGSPC 2 International Growth Fund:
    7,796  Class A...........................................       89,652
   25,444  Class B...........................................      290,064
    6,481  Class I...........................................       74,594
    6,128  Class II..........................................       70,661
           AGSPC 2 International Value Fund:
    6,232  Class A...........................................       89,859
   20,505  Class B...........................................      292,602
    5,235  Class I...........................................       75,485
    4,878  Class II..........................................       70,492
                                                                ----------
                                                                 1,053,409
                                                                ----------
           LARGE CAP EQUITY FUNDS - 30.54%
           AGSPC 2 Large Cap Growth Fund:
   20,377  Class A...........................................      277,124
   67,036  Class B...........................................      902,978
   17,042  Class I...........................................      231,937
   15,969  Class II..........................................      217,177
           AGSPC 2 Large Cap Value Fund:
   23,820  Class A...........................................      271,309
   77,805  Class B...........................................      885,421
   20,342  Class I...........................................      231,904
   18,771  Class II..........................................      213,803
                                                                ----------
                                                                 3,231,653
                                                                ----------
           MID CAP EQUITY FUNDS - 10.15%
           AGSPC 2 Mid Cap Growth Fund:
    8,917  Class A...........................................       91,843
   29,459  Class B...........................................      300,772
    7,396  Class I...........................................       76,327
    6,983  Class II..........................................       72,136
           AGSPC 2 Mid Cap Value Fund:
    7,570  Class A...........................................       90,608
   24,953  Class B...........................................      295,692
    6,355  Class I...........................................       75,945
    5,923  Class II..........................................       70,775
                                                                ----------
                                                                 1,074,098
                                                                ----------

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
           SMALL CAP EQUITY FUNDS - 9.99%
           AGSPC 2 Small Cap Growth Fund:
    6,407  Class A................................................   $    90,846
   21,202  Class B................................................       297,682
    5,378  Class I................................................        76,318
    5,043  Class II...............................................        71,759
           AGSPC 2 Small Cap Value Fund:
    9,543  Class A................................................        88,464
   31,074  Class B................................................       287,746
    8,043  Class I................................................        74,556
    7,525  Class II...............................................        69,758
                                                                     -----------
                                                                       1,057,129
                                                                     -----------
           TOTAL INVESTMENT COMPANIES - AFFILIATED
           (Cost $10,110,677).....................................    10,577,429
                                                                     -----------
           TOTAL INVESTMENTS
           (Cost $10,110,677) - 99.96%............................   $10,577,429
                                                                     -----------

-------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $10,110,677).......................... $10,577,429
Receivables for:
 Investments sold..................................................     197,254
 Fund shares sold..................................................      32,543
 Dividends and interest............................................      22,062
                                                                    -----------
TOTAL ASSETS.......................................................  10,829,288
                                                                    -----------
LIABILITIES:
Payable for:
 Investments purchased.............................................     208,134
 Fund shares redeemed..............................................      23,658
Payable to affiliates-Advisory fees................................       7,049
Accrued expenses and other liabilities.............................       8,432
                                                                    -----------
TOTAL LIABILITIES..................................................     247,273
                                                                    -----------
NET ASSETS......................................................... $10,582,015
                                                                    -----------

-------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share,
unlimited shares authorized, 958,047 shares
outstanding.................................................... $     9,581
Additional paid in capital.....................................   9,994,196
Undistributed net realized gain on securities..................      99,813
Undistributed net investment income............................      11,673
Unrealized appreciation of securities..........................     466,752
                                                                -----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING.......................................... $10,582,015
                                                                -----------

-------------------------------------------------------------------------------

COMPUTATION OF NET ASSET VALUE
AND OFFERING PRICE:
Net asset value and redemption price per Class A
share ($1,789,719 divided by 162,238 shares)................... $     11.03
                                                                -----------
Offering price per Class A share
(100/94.25 of $11.03)*......................................... $     11.70
                                                                -----------
Net asset value and offering price per Class B
share ($5,880,491 divided by 531,725 shares)**................. $     11.06
                                                                -----------
Net asset value, offering price and redemption
price per Class I share ($1,507,602 divided by
136,733 shares)................................................ $     11.03
                                                                -----------
Net asset value, offering price and redemption
price per Class II share ($1,404,203 divided by 127,351
shares)........................................................ $     11.03
                                                                -----------
*  Offering price includes sales charge of 5.75%.
   The sales charge is reduced for purchases
   of $25,000 and over.
** Redemption price per share is equal to net asset value
   less any applicable contingent deferred sales charge.

-------------------------------------------------------------------------------

                 CONSERVATIVE GROWTH LIFESTYLE FUND - CONTINUED 111 STATEMENT OF OPERATIONS
For the Fiscal Year Ended October 31, 1999

INVESTMENT INCOME:
Dividends.............................................................. $151,738
                                                                        --------
 Total investment income...............................................  151,738

EXPENSES:
Advisory fees..........................................................    7,049
                                                                        --------
NET INVESTMENT INCOME..................................................  144,689
                                                                        --------

REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on securities........................................   99,813
Net unrealized appreciation of securities during the period............  466,752
                                                                        --------
 Net realized and unrealized gain on securities during the period......  566,565
                                                                        --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....................... $711,254
                                                                        --------

STATEMENT OF CHANGES IN NET ASSETS

                                               For the        For the Period
                                              Year Ended    October 7, 1998 to
                                           October 31, 1999  October 31, 1998
                                           -----------------------------------
OPERATIONS:
Net investment income.....................   $   144,689          $    -
Net realized gain on securities...........        99,813               -
Net unrealized appreciation of securities
during the period.........................       466,752               -
                                             ---------------------------------
 Increase in net assets resulting from
 operations...............................       711,254               -
                                             ---------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A..................................       (28,694)              -
 Class B..................................       (52,880)              -
 Class I..................................       (25,850)              -
 Class II.................................       (25,592)              -
                                             ---------------------------------
  Total distributions to shareholders from
  net investment income...................      (133,016)              -
                                             ---------------------------------
Net realized gain on securities
 Class A..................................             -               -
 Class B..................................             -               -
 Class I..................................             -               -
 Class II.................................             -               -
                                             ---------------------------------
  Total distributions to shareholders
  from net realized gain on securities....             -               -
                                             ---------------------------------
Decrease in net assets resulting from
distributions to shareholders.............      (133,016)              -
                                             ---------------------------------
SHARE TRANSACTIONS:
Net increase in net assets resulting from
share transactions
 Class A..................................     1,651,288           1,250
 Class B..................................     5,695,871           1,250
 Class I..................................     1,377,276           1,250
 Class II.................................     1,274,342           1,250
                                             ---------------------------------
Total increase in net assets resulting
from share transactions...................     9,998,777           5,000
                                             ---------------------------------
TOTAL INCREASE IN NET ASSETS..............    10,577,015           5,000

NET ASSETS:
 Beginning of year........................         5,000               -
                                             ---------------------------------
 End of period (including undistributed
 net investment income of $11,673 and
 $0)......................................   $10,582,015          $5,000

-------------------------------------------------------------------------------------------------------------------------
 CHANGE IN SHARES OUTSTANDING                      Class A                                   Class B
                                    ----------------------------------------- -----------------------------------------
                                         For the           For the Period          For the            For the Period
                                        Year Ended       October 7, 1998 to       Year Ended        October 7, 1998 to
                                     October 31, 1999     October 31, 1998     October 31, 1999      October 31, 1998
                                    ------------------  --------------------  -------------------   --------------------
                                     Shares    Amount      Shares    Amount     Shares     Amount     Shares    Amount
                                    ------------------  --------------------  --------------------  --------------------
 Shares sold......................  161,245  $1,641,759       125   $  1,250   532,302  $5,703,840       125    $   1,250
 Shares issued for
  distributions reinvested........     2,626      28,624         -          -     4,759      52,029         -           -
 Shares repurchased...............    (1,758)    (19,095)        -          -    (5,461)    (59,998)        -           -
                                    --------------------     ----------------  --------------------    ------------------
  Increase in shares outstanding..   162,113   1,651,288       125      1,250   531,600   5,695,871       125       1,250
 Shares outstanding:
  Beginning of period.............       125       1,250         -          -       125        1,250         -          -
                                   --------------------     ----------------  --------------------    ------------------
  End of period...................   162,238  $1,652,538       125   $  1,250   531,725  $5,697,121       125   $   1,250
                                    ====================     ================  ====================    ==================


 CHANGE IN SHARES OUTSTANDING                       Class I                                   Class II
                                     ---------------------------------------    ------------------------------------
                                          For the           For the Period          For the         For the Period
                                         Year Ended       October 7, 1998 to       Year Ended     October 7, 1998 to
                                      October 31, 1999     October 31, 1998     October 31, 1999   October 31, 1998
                                     -------------------  ------------------    ----------------  ------------------
                                     Shares      Amount     Shares    Amount     Shares    Amount   Shares    Amount
                                     -------------------   ------------------    ----------------  ------------------
 Shares sold......................   134,800  $1,357,610      125    $  1,250   124,375  $1,248,750      125    $   1,250
 Shares issued for
  distributions reinvested........     2,374      25,851         -          -     2,851      25,592        -            -
 Shares repurchased...............      (566)     (6,185)        -          -         -           -        -            -
                                    --------------------     ----------------  --------------------    ------------------
  Increase in shares outstanding..   136,608   1,377,276       125      1,250   127,226   1,274,342      125        1,250
 Shares outstanding:
  Beginning of period.............       125       1,250         -          -       125       1,250        -            -
                                    --------------------     ----------------  --------------------    ------------------
  End of period...................   136,733  $1,378,526       125   $  1,250 127,351    $1,275,592      125    $   1,250
                                    ====================     ================  ====================    ==================

SEE NOTES TO FINANCIAL STATEMENTS.
-------------------------------------------------------------------------------------------------------------------------

 112
                         NOTES TO FINANCIAL STATEMENTS

Note 1 -- Organization

 American General Series Portfolio Company 2 (the "Series" or "AGSPC 2") was organized as a Delaware business trust on March 16, 1998 by The Variable Annuity Life Insurance Company hereafter referred to as ("VALIC" or the "Adviser") and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end, management investment company. On October 7, 1998 VALIC contributed $100,000 to the Series as its initial funding. On November 2, 1998 VALIC contributed an additional $99,900,000 and the Series commenced operations. The Series consists of the following 23 separate investment portfolios or "funds", each of which is, in effect, a separate mutual fund issuing its own separate classes of shares of beneficial interest.
  Stock Index Fund                     Balanced Fund
  Mid Cap Index Fund                   High Yield Bond Fund
  Small Cap Index Fund                 Strategic Bond Fund
  International Growth Fund            Domestic Bond Fund
  Large Cap Growth Fund                Core Bond Fund
  Mid Cap Growth Fund                  Municipal Bond Fund
  Small Cap Growth Fund                Money Market Fund
  International Value Fund             Municipal Money Market Fund
  Large Cap Value Fund                 Growth Lifestyle Fund*
  Mid Cap Value Fund                   Moderate Growth Lifestyle Fund*
  Small Cap Value Fund                 Conservative Growth Lifestyle Fund*
  Socially Responsible Fund

* The Lifestyle Funds represent "Funds of Funds" which invest in up to nine underlying AGSPC 2 funds.

The Stock Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Municipal Bond Fund, and Municipal Money Market Fund offer only Class A and Class B shares of beneficial interest. The remaining 18 AGSPC 2 funds offer Class A, Class B, Class I, and Class II shares. Class A shares are sold with a front-end sales charge and Class B shares are subject to a contingent deferred sales charge. Class B Shares automatically convert to Class A shares six years after purchase.

Note 2 -- Significant Accounting Policies

 The financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP"). GAAP requires accruals which occasionally are based upon management estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
A. Investment Valuation
 Securities listed or traded on a national exchange are valued daily at their last reported sale price. In the absence of any exchange sales on that day and for unlisted issues, securities are valued at the last sale price on the NASDAQ National Market System. In the absence of any National Market System sales on that day, securities are valued at the last reported bid price. However, options written for which other over-the-counter market quotations are readily available are valued at the last reported asked price, in the absence of any National Market System sales on that day. Futures contracts, options thereon, and options on stock indexes are valued at the amount which would be received upon a current disposition of such investments (i.e., their fair market value), in the absence of any sales on that day. Short term debt securities for which market quotations are readily available are valued at the last reported bid price. However, any short term security with a remaining maturity of 60 days or less and all investments of the Money Market Fund and the Municipal Money Market Fund are valued by the amortized cost method which approximates fair market value. Investments for which market quotations are not readily available are valued at fair value as determined in good faith by, or under authority delegated by, the Series' Board of Trustees. Lifestyle fund securities are valued at the net asset value (market value) of the underlying AGSPC 2 fund.
B. Options, Futures, and Forward Currency Contracts
 Call and Put Options. When a Fund writes a call or a put option, an amount equal to the premium received is recorded as a liability. The liability is "marked to market" daily to reflect the current market value of the option written. When a written option expires, the Fund realizes a gain in the amount of the premium originally received. If the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.
 Purchased options are recorded as investments. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing transaction, it realizes a gain (or loss), to the extent that the proceeds from the sale are greater (or less) than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If the Fund exercises a call option, the cost of the security purchased upon exercise is increased by the premium originally paid.
 Futures Contracts. The initial margin deposit made upon entering into a futures contract is held by the custodian bank, in a segregated account, in the name of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made daily, as unrealized gains or losses are incurred. When the contract is closed, the Fund realizes a gain or loss in the amount of the cost of or proceeds from the closing transaction less the Fund's basis in the contract.
 Forward Currency Contracts. Certain Funds may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. During the period the forward currency contract is open, the contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts, or if the fund is unable to enter into a closing position.
C. Repurchase Agreements
 A fund may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, a fund would acquire a debt security for a relatively short period (usually for one day and not more than one week) subject to an obligation of the seller to repurchase and of the fund to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the fund's holding period. Under each repurchase agreement, the fund receives, as collateral, securities whose market value is at least equal to the repurchase price.
D. Foreign Currency Translation
 The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies ("local currencies") are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
 Net realized gains or losses on foreign currency transactions include exchange rate gains and losses from disposition of foreign currencies, currency gains and losses realized between trade and settlement dates of security transactions, and currency gains and losses realized on settlement of other assets and liabilities settled in local currencies.

--------------------------------------------------------------------------------

                                                               113
                    NOTES TO FINANCIAL STATEMENTS CONTINUED

 In determining realized and unrealized gains or losses on foreign securities for the period, the Funds do not isolate exchange rate fluctuations from local security price fluctuations. Foreign currencies and other assets and liabilities denominated in local currencies are marked-to-market daily to reflect fluctuations in foreign exchange rates.
E. Federal Income Taxes
 Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and to distribute all of its taxable net investment income and taxable net realized capital gains, in excess of any available capital loss carryovers. Therefore, no Federal income tax provision is required.
F. Investment Transactions and Related Investment Income
 Investment transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and capital gain distributions received are recorded on the ex-dividend date. Dividend income on certain foreign securities is recorded when the Fund becomes aware of the dividend. Interest income on investments is accrued daily.
G. Distributions to Shareholders
 Distributions to shareholders are recorded on the record date. The Funds declare distributions from net investment income quarterly, except for the Money Market Fund and Municipal Money Market Fund which declare daily. The High Yield Bond Fund, Strategic Bond Fund, the Domestic Bond Fund, the Core Bond Fund, and the Municipal Bond Fund declare dividends daily and distribute such dividends monthly. The International Growth Fund and International Value Fund pay dividends semi-annually. Capital gains distributions are declared annually.
 Investment income and capital gains and losses are recognized in accordance with generally accepted accounting principles ("book"). Distributions from net investment income and realized capital gains are based on earnings as determined in accordance with federal tax regulations ("tax") which may differ from book basis earnings. At the end of the year, offsetting adjustments to undistributed net investment income and undistributed net realized gains (losses) are made to eliminate permanent book/tax differences arising in the current year.
Note 3 -- Advisory Fees and Other Transactions with Affiliates
 VALIC (the "Adviser") serves as investment adviser to the Series. VALIC is an indirect wholly-owned subsidiary of American General Corporation, Houston, Texas. On October 7, 1998, the Adviser entered into sub-advisory agreements with the following:
    American General Investment Management, L.P. -- sub-adviser for the High Yield Bond Fund, the Strategic Bond Fund, the Core Bond Fund, the Municipal Bond Fund, and the Muncipal Money Market Fund.
    Bankers Trust Company -- prior to September 1, 1999, was sub-adviser for the Stock Index Fund, the Mid Cap Index Fund, the Small Cap Index Fund, and was one of two sub-advisers for the Small Cap Value Fund. Effective September 1, 1999, the Adviser and others assumed management for all or a portion of each Fund previously managed by Bankers Trust Company.
    Brown Capital Management, Inc. -- sub-adviser for the Mid Cap Growth Fund. Capital Guardian Trust Company -- sub-adviser for the International Value Fund, the Balanced Fund, and the Domestic Bond Fund.
    Fiduciary Management Associates, Inc. -- sub-adviser for the actively managed portion of the Small Cap Value Fund.
    Goldman Sachs Asset Management -- sub-adviser for the Large Cap Growth
    Fund.
    J.P. Morgan Investment Management Inc. -- sub-adviser for the Small Cap Growth Fund.
    Jacobs Asset Management -- sub-adviser for the International Growth Fund. Neuberger Berman Management, Inc. -- sub-adviser for the Mid Cap Value Fund.
    State Street Global Advisors -- sub-adviser for the Large Cap Value Fund.

 Sub-advisers are compensated for such services by the Adviser.

 The Adviser receives from the Series a monthly fee based on each Fund's average daily net asset value at the following annual rates:

      Stock Index Fund            0.27% on the first $500 million
                                  0.26% on assets over $500 million
     --------------------------------------------------------------------
      Mid Cap Index Fund          0.28% on the first $500 million
                                  0.27% on assets over $500 million
     --------------------------------------------------------------------
      Small Cap Index Fund        0.28% on the first $500 million
                                  0.27% on assets over $500 million
     --------------------------------------------------------------------
      International Growth Fund   0.90% on the first $100 million
                                  0.80% on assets more than $100 million
     --------------------------------------------------------------------
      Large Cap Growth Fund       0.55%
     --------------------------------------------------------------------
      Mid Cap Growth Fund         0.65% on the first $25 million
                                  0.55% on the next $25 million
                                  0.45% on assets more than $50 million
     --------------------------------------------------------------------
      Small Cap Growth Fund       0.85%
     --------------------------------------------------------------------
      International Value Fund    1.00% on the first $25 million
                                  0.85% on the next $25 million
                                  0.675% on the next $200 million
                                  0.625% on assets more than $250 million
     --------------------------------------------------------------------
      Large Cap Value Fund        0.50%
     --------------------------------------------------------------------
      Mid Cap Value Fund          0.75% on the first $100 million
                                  0.725% on the next $150 million
                                  0.70% on the next $250 million
                                  0.675% on the next $250 million
                                  0.65% on assets more than $750 million
     --------------------------------------------------------------------
      Small Cap Value Fund        0.75% on the first $50 million
                                  0.65% on assets more than $50 million
     --------------------------------------------------------------------
      Socially Responsible Fund   0.25%
     --------------------------------------------------------------------
      Balanced Fund               0.80% on the first $25 million
                                  0.65% on the next $25 million
                                  0.45% on assets more than $50 million
     --------------------------------------------------------------------
      High Yield Bond Fund        0.70% on the first $200 million
                                  0.60% on the next $300 million
                                  0.55% on assets more than $500 million
     --------------------------------------------------------------------
      Strategic Bond Fund         0.60% on the first $200 million
                                  0.50% on the next $300 million
                                  0.45% on assets more than $500 million
     --------------------------------------------------------------------
      Domestic Bond Fund          0.60% on the first $50 million
                                  0.45% on the next $50 million
                                  0.43% on the next $200 million
                                  0.40% on assets more than $300 million
     --------------------------------------------------------------------
      Core Bond Fund,             0.50% on the first $200 million
      Municipal Bond Fund and,    0.45% on the next $300 million
      Municipal Money Market Fund 0.40% on assets over $500 million
     --------------------------------------------------------------------
      Money Market Fund           0.25%
     --------------------------------------------------------------------
      Growth Lifestyle Fund,      0.10%
      Moderate Growth Lifestyle
      Fund and,
      Conservative Growth
      Lifestyle Fund

--------------------------------------------------------------------------------

 114                NOTES TO FINANCIAL STATEMENTS CONTINUED

 The Adviser has voluntarily agreed to waive a portion of its management fee or to reimburse certain expenses of each Fund, other than the Lifestyle Funds. The Adviser may withdraw this voluntary undertaking at any time. The table below reflects total annual operating expenses by Fund, as voluntarily limited by the Adviser, shown as a percentage of average net assets for the year ended October 31, 1999:

                        Class A Class B Class I Class II
     ---------------------------------------------------
      Stock Index Fund   0.82%   1.57%     N/A     N/A
      Mid Cap Index
      Fund               0.83%   1.58%     N/A     N/A
      Small Cap Index
      Fund               0.83%   1.58%     N/A     N/A
      International
      Growth Fund        1.40%   2.15%   1.28%   1.03%
      Large Cap Growth
      Fund               1.10%   1.85%   0.98%   0.73%
      Mid Cap Growth
      Fund               1.04%   1.79%   0.92%   0.67%
      Small Cap Growth
      Fund               1.40%   2.15%   1.28%   1.03%
      International
      Value Fund         1.29%   2.04%   1.17%   0.92%
      Large Cap Value
      Fund               1.05%   1.80%   0.93%   0.68%
      Mid Cap Value
      Fund               1.29%   2.04%   1.17%   0.92%
      Small Cap Value
      Fund               1.23%   1.98%   1.11%   0.86%
      Socially
      Responsible Fund   0.80%   1.55%   0.68%   0.43%
      Balanced Fund      1.07%   1.82%   0.95%   0.70%
      High Yield Bond
      Fund               1.25%   2.00%   1.13%   0.88%
      Strategic Bond
      Fund               1.15%   1.90%   1.03%   0.78%
      Domestic Bond
      Fund               1.03%   1.78%   0.91%   0.66%
      Core Bond Fund     1.05%   1.80%   0.93%   0.68%
      Municipal Bond
      Fund               1.05%   1.80%     N/A     N/A
      Money Market
      Fund               0.80%   1.55%   0.68%   0.43%
      Municipal Money
      Market Fund        1.05%   1.80%     N/A     N/A

 On October 7, 1998, the Series entered into an Accounting Services Agreement with VALIC which appointed VALIC as Accounting Services Agent. Under the agreement VALIC will provide certain accounting and administrative services to the Series. VALIC receives from each Fund, other than the Lifestyle Funds, an annual fee of 0.03% based on average daily net asset value of the Fund.

 Effective May 1, 1999, American General Distributors, Inc., ("AGD"), replaced VALIC Investment Services Company ("VISCO"), as the Distributor for the series. AGD and VISCO are wholly-owned subsidiaries of American General Corporation. AGD received $19,414 in net commissions from May 1, 1999 to October 31, 1999. VISCO received $4,746 in net commissions for the six months ended April 30, 1999.

 The Series has adopted a Distribution and Service Plan ("Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Plan provides for payment of a distribution and service fee to the Distributor at an annual rate of 0.25% and 1.00% of average net assets on Class A and Class B shares, respectively, other than the Lifestyle Funds. Under the Plan, the Distributor receives a fee for providing investor services and activities related to the distribution of shares of the Series. For the period ended October 31, 1999, the Distributor received fees under the Plan of $90,165 and $490,331 for Class A and Class B, respectively.

The Series has entered into an Administrative Service Agreement ("Service Agreement") with VALIC Retirement Services Company ("VRSCO") and VISCO for the provision of recordkeeping and shareholder services to retirement and employee benefit plans purchasing Class I shares. Under the terms of the Service Agreement, the Series pays either VRSCO or VISCO, a fee on Class I shares equal to 0.25% of average net assets of each fund's Class I shares, other than the Lifestyle Funds. For the period ended October 31, 1999, the Series paid VRSCO $53,988 pursuant to the Service Agreement.

 At October 31, 1999, the Series owed to the Adviser $4,333,078 representing fees payable from Advisory, Accounting Services, and Administrative Services, net of expense reimbursements.

 At October 31, 1999 the American General Retirement Plan, a Defined Benefit Pension Plan sponsored by American General Corporation, owned directly or indirectly, over 5 percent of the outstanding shares of the AGSPC2 Money Market Fund, High Yield Bond Fund, and Core Bond Fund.

 At October 31, 1999 VALIC, as sponsor of the Series, owned over 5% of the outstanding shares of each Fund, except High Yield Bond Fund and Core Bond Fund.

Note 4 -- Investment Activity
 The information in the following table is presented on the basis of cost for Federal income tax purposes at October 31, 1999.

                                            Gross        Gross
                             Identified   Unrealized   Unrealized      Net
                                Cost     Appreciation Depreciation Unrealized
                             --------------------------------------------------
Stock Index Fund...........  $19,223,080  $2,243,096   $ 770,055   $ 1,473,041
Mid Cap Index..............    7,496,069     973,907     757,978       215,929
Small Cap Index............    6,395,724     828,273     971,820      (143,547)
International Growth Fund..    7,027,081     934,746     354,686       580,060
Large Cap Growth Fund......   13,970,775   2,743,629     579,690     2,163,939
Mid Cap Growth Fund........   15,134,446   1,102,258   2,271,363    (1,169,105)
Small Cap Growth Fund......   11,164,342   2,659,396     563,212     2,096,184
International Value Fund...    7,578,405   2,253,291     195,438     2,057,853
Large Cap Value Fund.......    9,763,523     953,584     500,651       452,933
Mid Cap Value Fund.........    9,643,931     445,524     803,328      (357,804)
Small Cap Value Fund.......    6,413,737     337,301     611,000      (273,699)
Socially Responsible Fund..    7,495,915   1,225,385     461,739       763,646
Balanced Fund..............   10,848,074     997,768     598,505       399,263
High Yield Bond Fund.......   65,730,405     617,226   3,662,513    (3,045,287)
Strategic Bond Fund........    6,094,741      40,646     159,651      (119,005)
Domestic Bond Fund.........   13,720,327         580     319,892      (319,312)
Core Bond Fund.............  348,270,386     507,678   9,514,878    (9,007,200)
Municipal Bond Fund........    7,891,429       1,053     628,409      (627,356)
Money Market Fund..........   21,257,197           -           -             -
Municipal Money Market
Fund.......................    6,440,000           -           -             -
Growth Lifestyle Fund......    8,788,514   1,092,783     102,793       989,990
Moderate Lifestyle Fund....    9,754,482     898,996     159,668       739,328
Conservative Lifestyle
Fund.......................   10,112,585     667,293     202,449       464,844

 The following net realized capital loss carryforwards at October 31, 1999, may be utilized to offset future capital gains.

                                    Capital Loss Carryforward Expiration through
                                    ------------------------- ------------------
Small Cap Value Fund...............        $  149,815          October 31, 2007
High Yield Bond Fund...............           710,603          October 31, 2007
Strategic Bond Fund................           128,913          October 31, 2007
Domestic Bond Fund.................           170,201          October 31, 2007
Core Bond Fund.....................         7,080,619          October 31, 2007
Municipal Bond Fund................            20,931          October 31, 2007

-------------------------------------------------------------------------------

                                                               115
                    NOTES TO FINANCIAL STATEMENTS CONTINUED
 During the fiscal year ended October 31, 1999, the cost of purchases and proceeds from sales of securities, excluding short term securities were:

                                                                 Proceeds from
                                                     Cost of       Securities
                                                    Securities      Sold or
Fund                                                Purchased       Matured
-------------------------------------------------------------------------------
Stock Index Fund................................. $   17,585,362 $    1,425,861
Mid Cap Index Fund...............................      7,427,564      2,404,335
Small Cap Index Fund.............................      7,493,656      2,604,569
International Growth Fund........................     11,307,334      5,068,817
Large Cap Growth Fund............................     19,354,164      5,952,199
Mid Cap Growth Fund..............................     16,173,657      2,093,651
Small Cap Growth Fund............................     18,009,008      9,276,851
International Value Fund.........................      8,393,769      2,103,980
Large Cap Value Fund.............................     14,045,390      4,735,399
Mid Cap Value Fund...............................     19,874,306     12,051,919
Small Cap Value Fund.............................     10,252,530      4,409,009
Socially Responsible Fund........................      8,663,059      1,509,678
Balanced Fund....................................     14,383,601      4,533,426
High Yield Bond Fund.............................    103,887,350     43,104,956
Strategic Bond Fund..............................     14,233,260      9,107,888
Domestic Bond Fund...............................     19,734,161      7,234,482
Core Bond Fund...................................  1,855,341,759  1,528,298,790
Municipal Bond Fund..............................      7,962,782        471,879
Growth Lifestyle Fund............................      9,283,412        626,320
Moderate Growth Lifestyle Fund...................     10,487,927        821,427
Conservative Growth Lifestyle Fund...............     10,735,641        724,776

Note 5 -- Investment Holdings by Country

 The following represent investment holdings by country held by the International Growth Fund and International Value Fund, as of October 31, 1999:

                      International Growth Fund     International Value Fund
                      ----------------------------- -----------------------------
                      Percent of        Market       Percent of      Market
Country               Net Assets        Value        Net Assets       Value
---------------------------------------------------------------------------------
Australia............         1.99%  $      148,343         3.65%  $      348,291
Austria..............         2.53          187,872            -                -
Bermuda..............         0.56           41,850            -                -
Brazil...............         4.44          330,438         0.13           12,500
Canada...............            -                -         3.64          346,829
China................         1.66          123,250            -                -
Finland..............         3.55          263,854         3.82          364,041
France...............        12.50          928,939         5.76          549,329
Germany..............         2.55          189,478         7.73          737,226
Hong Kong............         7.81          581,151         1.80          171,664
Ireland..............            -                -         0.69           65,819
Israel...............         2.26          167,788            -                -
Italy................         2.00          148,956         3.28          312,644
Japan................        13.77        1,024,185        27.31        2,605,068

Note 5 -- Investment Holdings by Country - Continued

                                                            International
                          International Growth Fund          Value Fund
                          ----------------------------  ---------------------
                           Percent of      Market       Percent of   Market
Country                    Net Assets      Value        Net Assets   Value
------------------------------------------------------------------------------
Korea....................         4.14% $      308,191      0.74%  $   70,991
Mexico...................         3.65         271,470      2.49      237,502
Netherlands..............        10.13         753,215      5.38      513,539
Norway...................            -               -      0.36       33,935
Singapore................         1.98         147,370      1.33      126,930
South Africa.............            -               -      0.43       40,594
Spain....................         3.35         248,963      0.88       83,900
Supra National...........            -               -      1.51      144,437
Sweden...................         5.75         427,477      0.86       81,731
Switzerland..............         0.53          39,241      4.70      448,065
Taiwan...................            -               -      2.58      246,019
United Kingdom...........         7.68         571,485     12.48    1,189,862
United States............         9.46         703,625      9.49      905,342
                          ---------------------------------------------------
Total value of
investments..............       102.29       7,607,141    101.04    9,636,258
Other assets less
liabilities..............        (2.29)       (170,663)    (1.04)     (98,510)
                          ---------------------------------------------------
Net assets...............       100.00% $    7,436,478    100.00%  $9,537,748
                          ---------------------------------------------------

Note 6 -- Year 2000 (Unaudited)

 VALIC serves as investment adviser to the Series. VALIC initiated its Year 2000 readiness plan in 1995. Since that time, VALIC management along with a team of skilled information technology and business professionals have been dedicated to achieving the objectives of the plan. This plan calls for the renovation, upgrade and/or replacement of our mission critical computer systems, whether developed internally or otherwise. It includes the five steps that VALIC believes are essential to Year 2000 readiness: inventory and discovery; analysis; construction; testing; and implementation. As of October 31, 1999, VALIC has substantially completed all steps with respect to the Series critical systems.

 VALIC's plan also includes an evaluation of the status of the Series key third party relationships and their efforts in addressing Year 2000 issues. Throughout 1999 VALIC will continue to work with critical third party dependencies and to develop contingency plans for any identified risks or shortcomings. If significant third parties fail to achieve Year 2000 readiness on a timely basis, then the Year 2000 issue could have a material adverse impact on the operations of VALIC and the Series. However, the third party contingency plans VALIC has developed are meant to identify those risks and provide alternative actions should a third party not achieve readiness. While VALIC believes no one can predict with certainty outcomes as to all the issues that may arise, VALIC is confident that its comprehensive plan and resource commitment will allow it to meet its Year 2000 objectives.

 Through October 31, 1999, VALIC has incurred and expensed $31 million (pretax) related to Year 2000 readiness,including $4.4 million incurred during 1999. VALIC currently anticipates that it will incur future costs of $0.8 million for additional internal staff, third party vendors, and other expenses to maintain readiness and complete third party contingency plans.

-------------------------------------------------------------------------------

 116                          FINANCIAL HIGHLIGHTS
Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                 CLASS A SHARES

For the Fiscal
Year Ended             Stock     Mid Cap   Small Cap  International  Large Cap    Mid Cap    Small Cap  International Large Cap
October 31, 1999     Index Fund Index Fund Index Fund  Growth Fund  Growth Fund Growth Fund Growth Fund  Value Fund   Value Fund
----------------     ---------- ---------- ---------- ------------- ----------- ----------- ----------- ------------- ----------
PER SHARE DATA
Net asset value
at beginning of
year............       $10.00     $10.00     $10.00      $10.00       $10.00      $10.00      $10.00       $10.00       $10.00
Income (loss)
from investment
operations:
 Net investment
 income (loss)..         0.11       0.10       0.10        0.10        (0.01)      (0.03)      (0.07)        0.04         0.09
 Net realized
 and unrealized
 gain (loss) on
 securities.....         2.32       1.80       1.03        1.40         3.61        0.33        4.24         4.38         1.39
 Total income
 (loss) from
 investment
 operations.....         2.43       1.90       1.13        1.50         3.60        0.30        4.17         4.42         1.48
Distributions:
 Distributions
 from net
 investment
 income.........        (0.11)     (0.10)     (0.10)          -            -           -           -            -        (0.09)
 Distributions
 from net
 realized gain
 on securities..            -          -          -           -            -           -           -            -            -
 Total
 distributions..        (0.11)     (0.10)     (0.10)          -            -           -           -            -        (0.09)
Net asset value
at end of
period..........       $12.32     $11.80     $11.03      $11.50       $13.60      $10.30      $14.17       $14.42       $11.39
TOTAL RETURN....        24.36 %    19.00 %    11.32 %     15.03%       36.00 %      3.01 %     41.80 %      44.22%       14.85 %
RATIOS/SUPPLEMENTAL
DATA
Ratio of
expenses to
average net
assets..........         0.82 %     0.83 %     0.83 %      1.40%        1.10 %      1.04 %      1.40 %       1.29%        1.05 %
Ratio of
expenses to
average net
assets before
expense
reductions......         1.53 %     1.67 %     1.69 %      2.68%        2.03 %      2.36 %      2.44 %       2.65%        2.13 %
Ratio of net
investment
income (loss) to
average net
assets..........         1.08 %     0.91 %     0.97 %      1.06%       (0.10)%     (0.31)%     (0.71)%       0.38%        0.93 %
Portfolio
turnover rate...           14 %       44 %       48 %        91%          65 %        25 %       128 %         32%          66 %
Number of shares
outstanding at
end of period
(000's).........          457        272        263         143          203         172         171          134          178
Net assets at
the end of
period (000's)..       $5,634     $3,209     $2,900      $1,650       $2,760      $1,769      $2,424       $1,936       $2,028


For the Fiscal                              Socially
Year Ended            Mid Cap   Small Cap  Responsible
October 31, 1999     Value Fund Value Fund    Fund
----------------     ---------- ---------- -----------
PER SHARE DATA
Net asset value
at beginning of
year............       $10.00     $10.00     $10.00
                     ---------------------------------
Income (loss)
from investment
operations:
 Net investment
 income (loss)..         0.06       0.11       0.10
 Net realized
 and unrealized
 gain (loss) on
 securities.....         1.97      (0.73)      2.15
                     ---------------------------------
 Total income
 (loss) from
 investment
 operations.....         2.03      (0.62)      2.25
                     ---------------------------------
Distributions:
 Distributions
 from net
 investment
 income.........        (0.05)     (0.11)     (0.10)
 Distributions
 from net
 realized gain
 on securities..            -          -          -
                     ---------------------------------
 Total
 distributions..        (0.05)     (0.11)     (0.10)
                     ---------------------------------
Net asset value
at end of
period..........       $11.98      $9.27     $12.15
                     ---------------------------------
TOTAL RETURN....        20.23 %    (6.29)%    22.53 %
                     ---------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of
expenses to
average net
assets..........         1.29 %     1.23 %     0.80 %
Ratio of
expenses to
average net
assets before
expense
reductions......         2.43 %     2.61 %     1.97 %
Ratio of net
investment
income (loss) to
average net
assets..........         0.51 %     1.15 %     0.87 %
Portfolio
turnover rate...          177 %       91 %       24 %
Number of shares
outstanding at
end of period
(000's).........          144        148        137
Net assets at
the end of
period (000's)..       $1,728     $1,371     $1,663

--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS - CONTINUED       117
Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                            CLASS A SHARES CONTINUED

For the Fiscal                                                                                      Municipal    Growth
Year Ended           Balanced  High Yield Strategic  Domestic     Core     Municipal  Money Market Money Market Lifestyle
October 31, 1999       Fund    Bond Fund  Bond Fund  Bond Fund  Bond Fund  Bond Fund      Fund         Fund       Fund
----------------     --------  ---------- ---------  ---------  ---------  ---------  ------------ ------------ ---------
PER SHARE DATA
Net asset value
at beginning of
year............      $10.00     $10.00    $10.00     $10.00     $10.00     $10.00       $ 1.00       $ 1.00     $10.00
Income (loss)
from investment
operations:
 Net investment
 income (loss)..        0.21       0.81      0.67       0.50       0.50       0.36         0.04         0.02       0.07
 Net realized
 and unrealized
 gain (loss) on
 securities.....        1.36      (0.57)    (0.45)     (0.63)     (0.55)     (0.93)           -            -       1.91
 Total income
 (loss) from
 investment
 operations.....        1.57       0.24      0.22      (0.13)     (0.05)     (0.57)        0.04         0.02       1.98
Distributions:
 Distributions
 from net
 investment
 income.........       (0.21)     (0.81)    (0.67)     (0.50)     (0.50)     (0.36)       (0.04)       (0.02)     (0.06)
 Distributions
 from net
 realized gain
 on securities..           -          -         -          -          -          -            -            -          -
 Total
 distributions..       (0.21)     (0.81)    (0.67)     (0.50)     (0.50)     (0.36)       (0.04)       (0.02)     (0.06)
Net asset value
at end of
period..........      $11.36     $ 9.43    $ 9.55     $ 9.37     $ 9.45     $ 9.07       $ 1.00       $ 1.00     $11.92
TOTAL RETURN....       15.72 %     2.28 %    2.26 %    (1.34)%    (0.52)%    (5.84)%       4.54 %       2.18 %    19.65 %
RATIOS/SUPPLEMENTAL
DATA
Ratio of
expenses to
average net
assets..........        1.07 %     1.25 %    1.15 %     1.03 %     1.05 %     1.05 %       0.80 %       1.05 %     0.10 %
Ratio of
expenses to
average net
assets before
expense
reductions......        2.47 %     2.01 %    2.48 %     2.30 %     1.59 %     1.93 %       1.42 %       1.89 %     0.10 %
Ratio of net
investment
income (loss) to
average net
assets..........        1.98 %     5.69 %    6.92 %     5.21 %     4.43 %     3.69 %       4.58 %       2.18 %     0.63 %
Portfolio
turnover rate...          62 %       72 %     183 %       98 %      469 %        9 %        N/A          N/A          9 %
Number of shares
outstanding at
end of period
(000's).........         159          4       136        208         14        332        7,549        3,651        162
Net assets at
the end of
period (000's)..      $1,809     $   34    $1,298     $1,948     $  130     $3,005       $7,549       $3,651     $1,929


For the Fiscal          Moderate     Conservative
Year Ended               Growth         Growth
October 31, 1999     Lifestyle Fund Lifestyle Fund
----------------     -------------- --------------
PER SHARE DATA
Net asset value
at beginning of
year............         $10.00         $10.00
                     -----------------------------
Income (loss)
from investment
operations:
 Net investment
 income (loss)..           0.14           0.21
 Net realized
 and unrealized
 gain (loss) on
 securities.....           1.39           1.02
                     -----------------------------
 Total income
 (loss) from
 investment
 operations.....           1.53           1.23
                     -----------------------------
Distributions:
 Distributions
 from net
 investment
 income.........          (0.13)         (0.20)
 Distributions
 from net
 realized gain
 on securities..              -              -
                     -----------------------------
 Total
 distributions..          (0.13)         (0.20)
                     -----------------------------
Net asset value
at end of
period..........         $11.40         $11.03
                     -----------------------------
TOTAL RETURN....          15.20 %        12.30 %
                     -----------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of
expenses to
average net
assets..........           0.10 %         0.10 %
Ratio of
expenses to
average net
assets before
expense
reductions......           0.10 %         0.10 %
Ratio of net
investment
income (loss) to
average net
assets..........           1.33 %         2.01 %
Portfolio
turnover rate...             11 %           10 %
Number of shares
outstanding at
end of period
(000's).........            168            162
Net assets at
the end of
period (000's)..         $1,918         $1,790

--------------------------------------------------------------------------------

 118                    FINANCIAL HIGHLIGHTS - CONTINUED
Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                 CLASS B SHARES

For the Fiscal
Year Ended             Stock      Mid Cap   Small Cap  International  Large Cap    Mid Cap    Small Cap  International Large Cap
October 31, 1999     Index Fund  Index Fund Index Fund  Growth Fund  Growth Fund Growth Fund Growth Fund  Value Fund   Value Fund
----------------     ----------  ---------- ---------- ------------- ----------- ----------- ----------- ------------- ----------
PER SHARE DATA
Net asset value
at beginning of
year............      $ 10.00      $10.00     $10.00      $10.00       $10.00      $10.00      $10.00       $10.00       $10.00
Income (loss)
from investment
operations:
 Net investment
 income (loss)..         0.02        0.01       0.02        0.02        (0.05)      (0.07)      (0.10)       (0.03)        0.01
 Net realized
 and unrealized
 gain (loss) on
 securities.....         2.23        1.79       1.03        1.38         3.52        0.28        4.14         4.30         1.38
 Total income
 (loss) from
 investment
 operations.....         2.25        1.80       1.05        1.40         3.47        0.21        4.04         4.27         1.39
Distributions:
 Distributions
 from net
 investment
 income.........        (0.02)      (0.01)     (0.02)          -            -           -           -            -        (0.01)
 Distributions
 from net
 realized gain
 on securities..            -           -          -           -            -           -           -            -            -
 Total
 distributions..        (0.02)      (0.01)     (0.02)          -            -           -           -            -        (0.01)
Net asset value
at end of
period..........      $ 12.23      $11.79     $11.03      $11.40       $13.47      $10.21      $14.04       $14.27       $11.38
TOTAL RETURN....        22.55 %     18.05 %    10.53 %     14.00%       34.70 %      2.10 %     40.40 %      42.70 %      13.92 %
RATIOS/SUPPLEMENTAL
DATA
Ratio of
expenses to
average net
assets..........         1.57 %      1.58 %     1.58 %      2.15%        1.85 %      1.79 %      2.15 %       2.04 %       1.80 %
Ratio of
expenses to
average net
assets before
expense
reductions......         1.98 %      2.29 %     2.37 %      3.15%        2.34 %      2.74 %      2.83 %       3.06 %       2.48 %
Ratio of net
investment
income (loss) to
average net
assets..........         0.37 %      0.17 %     0.23 %      0.24%       (0.86)%     (1.08)%     (1.44)%      (0.40)%       0.17 %
Portfolio
turnover rate...           14 %        44 %       48 %        91%          65 %        25 %       128 %         32 %         66 %
Number of shares
outstanding at
end of period
(000's).........        1,229         376        305         248          657         357         368          261          434
Net assets at
the end of
period (000's)..      $15,040      $4,433     $3,361      $2,826       $8,853      $3,652      $5,170       $3,731       $4,939


For the Fiscal                              Socially
Year Ended            Mid Cap   Small Cap  Responsible
October 31, 1999     Value Fund Value Fund    Fund
----------------     ---------- ---------- -----------
PER SHARE DATA
Net asset value
at beginning of
year............       $10.00     $10.00     $10.00
                     ---------------------------------
Income (loss)
from investment
operations:
 Net investment
 income (loss)..            -       0.03       0.02
 Net realized
 and unrealized
 gain (loss) on
 securities.....         1.87      (0.74)      2.13
                     ---------------------------------
 Total income
 (loss) from
 investment
 operations.....         1.87      (0.71)      2.15
                     ---------------------------------
Distributions:
 Distributions
 from net
 investment
 income.........        (0.02)     (0.03)     (0.02)
 Distributions
 from net
 realized gain
 on securities..            -          -          -
                     ---------------------------------
 Total
 distributions..        (0.02)     (0.03)     (0.02)
                     ---------------------------------
Net asset value
at end of
period..........       $11.85      $9.26     $12.13
                     ---------------------------------
TOTAL RETURN....        18.71 %    (7.09)%    21.50 %
                     ---------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of
expenses to
average net
assets..........         2.04 %     1.98 %     1.55 %
Ratio of
expenses to
average net
assets before
expense
reductions......         2.77 %     3.08 %     2.49 %
Ratio of net
investment
income (loss) to
average net
assets..........        (0.26)%     0.42 %     0.09 %
Portfolio
turnover rate...          177 %       91 %       24 %
Number of shares
outstanding at
end of period
(000's).........          384        248        243
Net assets at
the end of
period (000's)..       $4,555     $2,296     $2,943

--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS - CONTINUED       119
Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                            CLASS B SHARES CONTINUED

For the Fiscal                                                                                      Municipal    Growth
Year Ended           Balanced  High Yield Strategic  Domestic     Core     Municipal  Money Market Money Market Lifestyle
October 31, 1999       Fund    Bond Fund  Bond Fund  Bond Fund  Bond Fund  Bond Fund      Fund         Fund       Fund
----------------     --------  ---------- ---------  ---------  ---------  ---------  ------------ ------------ ---------
PER SHARE DATA
Net asset value
at beginning of
year............      $10.00     $10.00    $10.00     $10.00     $10.00     $10.00       $ 1.00       $ 1.00     $10.00
Income (loss)
from investment
operations:
 Net investment
 income (loss)..        0.09       0.74      0.59       0.44       0.42       0.28         0.04         0.01       0.06
 Net realized
 and unrealized
 gain (loss) on
 securities.....        1.35      (0.57)    (0.45)     (0.62)     (0.55)     (0.94)           -            -       1.89
 Total income
 (loss) from
 investment
 operations.....        1.44       0.17      0.14      (0.18)     (0.13)     (0.66)        0.04         0.01       1.95
Distributions:
 Distributions
 from net
 investment
 income.........       (0.09)     (0.74)    (0.59)     (0.44)     (0.42)     (0.28)       (0.04)       (0.01)     (0.05)
 Distributions
 from net
 realized gain
 on securities..           -          -         -          -          -          -            -            -          -
 Total
 distributions..       (0.09)     (0.74)    (0.59)     (0.44)     (0.42)     (0.28)       (0.04)       (0.01)     (0.05)
Net asset value
at end of
period..........      $11.35     $ 9.43    $ 9.55     $ 9.38     $ 9.45     $ 9.06       $ 1.00       $ 1.00     $11.90
TOTAL RETURN....       14.42 %     1.53 %    1.48 %     1.89 %    (1.27)%    (6.75)%       3.93 %       1.42 %    19.52 %
RATIOS/SUPPLEMENTAL
DATA
Ratio of
expenses to
average net
assets..........        1.82 %     2.00 %    1.90 %     1.78 %     1.80 %     1.80 %       1.55 %       1.80 %     0.10 %
Ratio of
expenses to
average net
assets before
expense
reductions......        2.76 %     2.37 %    3.08 %     2.55 %     2.22 %     2.56 %       2.23 %       2.69 %     0.10 %
Ratio of net
investment
income (loss) to
average net
assets..........        1.29 %     7.30 %    6.21 %     4.63 %     4.10 %     2.98 %       3.97 %       1.42 %     0.66 %
Portfolio
turnover rate...          62 %       72 %     183 %       98 %      469 %        9 %        N/A          N/A          9 %
Number of shares
outstanding at
end of period
(000's).........         552         69       179        600         31        450        6,058        2,841        413
Net assets at
the end of
period (000's)..      $6,261     $  652    $1,704     $5,633     $  294     $4,074       $6,058       $2,841     $4,915


For the Fiscal          Moderate     Conservative
Year Ended               Growth         Growth
October 31, 1999     Lifestyle Fund Lifestyle Fund
----------------     -------------- --------------
PER SHARE DATA
Net asset value
at beginning of
year............         $10.00         $10.00
                     -----------------------------
Income (loss)
from investment
operations:
 Net investment
 income (loss)..           0.12           0.18
 Net realized
 and unrealized
 gain (loss) on
 securities.....           1.41           1.05
                     -----------------------------
 Total income
 (loss) from
 investment
 operations.....           1.53           1.23
                     -----------------------------
Distributions:
 Distributions
 from net
 investment
 income.........          (0.11)         (0.17)
 Distributions
 from net
 realized gain
 on securities..              -              -
                     -----------------------------
 Total
 distributions..          (0.11)         (0.17)
                     -----------------------------
Net asset value
at end of
period..........         $11.42         $11.06
                     -----------------------------
TOTAL RETURN....          15.26 %        12.21 %
                     -----------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of
expenses to
average net
assets..........           0.10 %         0.10 %
Ratio of
expenses to
average net
assets before
expense
reductions......           0.10 %         0.10 %
Ratio of net
investment
income (loss) to
average net
assets..........           1.40 %         2.11 %
Portfolio
turnover rate...             11 %           10 %
Number of shares
outstanding at
end of period
(000's).........            486            532
Net assets at
the end of
period (000's)..         $5,553         $5,880

--------------------------------------------------------------------------------

 120
                        FINANCIAL HIGHLIGHTS - CONTINUED
Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                 CLASS I SHARES

For the Fiscal                                                                                                         Socially
Year Ended           International  Large Cap    Mid Cap    Small Cap  International Large Cap   Mid Cap   Small Cap  Responsible
October 31, 1999      Growth Fund  Growth Fund Growth Fund Growth Fund  Value Fund   Value Fund Value Fund Value Fund    Fund
----------------     ------------- ----------- ----------- ----------- ------------- ---------- ---------- ---------- -----------
PER SHARE DATA
Net asset value
at beginning of
year............        $10.00       $10.00      $10.00      $10.00       $10.00       $10.00     $10.00     $10.00     $10.00
                     ---------------------------------------------------------------------------------------------------------
Income (loss)
from investment
operations:
 Net investment
 income (loss)..          0.12            -       (0.01)      (0.04)        0.05         0.11       0.07       0.12       0.11
 Net realized
 and unrealized
 gain (loss) on
 securities.....          1.39         3.61        0.33        4.23         4.37         1.40       1.94      (0.73)      2.16
                     ---------------------------------------------------------------------------------------------------------
 Total income
 (loss) from
 investment
 operations.....          1.51         3.61        0.32        4.19         4.42         1.51       2.01      (0.61)      2.27
                     ---------------------------------------------------------------------------------------------------------
Distributions:
 Distributions
 from net
 investment
 income.........             -            -           -           -            -        (0.11)     (0.06)     (0.12)     (0.11)
 Distributions
 from net
 realized gain
 on securities..             -            -           -           -            -            -          -          -          -
                     ---------------------------------------------------------------------------------------------------------
 Total
 distributions..             -            -           -           -            -        (0.11)     (0.06)     (0.12)     (0.11)
                     ---------------------------------------------------------------------------------------------------------
Net asset value
at end of
period..........        $11.51       $13.61      $10.32      $14.19       $14.42       $11.40     $11.95      $9.27     $12.16
                     ---------------------------------------------------------------------------------------------------------
TOTAL RETURN....         15.16%       36.14%       3.24 %     41.90 %      44.25%       15.09 %    20.18 %    (6.16)%    22.73 %
                     ---------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of
expenses to
average net
assets..........          1.28%        0.98%       0.92 %      1.28 %       1.17%        0.93 %     1.17 %     1.11 %     0.68 %
Ratio of
expenses to
average net
assets before
expense
reductions......          2.75%        2.18%       1.83 %      2.42 %       2.68%        2.29 %     2.51 %     2.68 %     1.89 %
Ratio of net
investment
income (loss) to
average net
assets..........          1.18%           -       (0.14)%     (0.58)%       0.48%        1.05 %     0.64 %     1.26 %     0.97 %
Portfolio
turnover rate...            91%          65%         25 %       128 %         32%          66 %      177 %       91 %       24 %
Number of shares
outstanding at
end of period
(000's).........           129          215         680         256          148          155        126        133        173
Net assets at
end of period
(000's).........        $1,487       $2,923      $7,010      $3,626       $2,132       $1,761     $1,507     $1,234     $2,098

------------------------------------------------------------------------------------------------------------------------------

                                                               121
                        FINANCIAL HIGHLIGHTS - CONTINUED
Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                            CLASS I SHARES CONTINUED

For the Fiscal                                                                           Growth       Moderate     Conservative
Year Ended           Balanced  High Yield Strategic  Domestic     Core     Money Market Lifestyle      Growth         Growth
October 31, 1999       Fund    Bond Fund  Bond Fund  Bond Fund  Bond Fund      Fund       Fund     Lifestyle Fund Lifestyle Fund
----------------     --------  ---------- ---------  ---------  ---------  ------------ ---------  -------------- --------------
PER SHARE DATA
Net asset value
at beginning of
year............      $10.00     $10.00    $10.00     $10.00     $10.00       $ 1.00     $10.00        $10.00         $10.00
                     -------------------------------------------------------------------------------------------------------
Income (loss)
from investment
operations:
 Net investment
 income (loss)..        0.22       0.83      0.69       0.51       0.51         0.05       0.07          0.15           0.21
 Net realized
 and unrealized
 gain (loss) on
 securities.....        1.37      (0.57)    (0.45)     (0.62)     (0.55)           -       1.90          1.38           1.02
                     -------------------------------------------------------------------------------------------------------
 Total income
 (loss) from
 investment
 operations.....        1.59       0.26      0.24      (0.11)     (0.04)        0.05       1.97          1.53           1.23
                     -------------------------------------------------------------------------------------------------------
Distributions:
 Distributions
 from net
 investment
 income.........       (0.22)     (0.83)    (0.69)     (0.51)     (0.51)       (0.05)     (0.06)        (0.14)         (0.20)
 Distributions
 from net
 realized gain
 on securities..           -          -         -          -          -            -          -             -              -
                     -------------------------------------------------------------------------------------------------------
 Total
 distributions..       (0.22)     (0.83)    (0.69)     (0.51)     (0.51)       (0.05)     (0.06)        (0.14)         (0.20)
                     -------------------------------------------------------------------------------------------------------
Net asset value
at end of
period..........      $11.37     $ 9.43    $ 9.55     $ 9.38     $ 9.45       $ 1.00     $11.91        $11.39         $11.03
                     -------------------------------------------------------------------------------------------------------
TOTAL RETURN....       15.92 %     2.44 %    2.50 %    (1.12)%    (0.38)%       4.63 %    19.71 %       15.35 %        12.24 %
                     -------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of
expenses to
average net
assets..........        0.95 %     1.13 %    1.03 %     0.91 %     0.93 %       0.68 %     0.10 %        0.10 %         0.10 %
Ratio of
expenses to
average net
assets before
expense
reductions......        2.57 %     2.05 %    2.50 %     2.10 %     1.77 %       1.85 %     0.10 %        0.10 %         0.10 %
Ratio of net
investment
income (loss) to
average net
assets..........        2.09 %     5.57 %    7.09 %     5.43 %     4.03 %       4.64 %     0.62 %        1.42 %         2.01 %
Portfolio
turnover rate...          62 %       72 %     183 %       98 %      469 %        N/A          9 %          11 %           10 %
Number of shares
outstanding at
end of period
(000's).........         156          1       134        374          5        2,910        130           135            137
Net assets at
the end of
period (000's)..      $1,777     $   14    $1,281     $3,509     $   49       $2,910     $1,547        $1,537         $1,508

----------------------------------------------------------------------------------------------------------------------------

 122
                        FINANCIAL HIGHLIGHTS - CONTINUED
Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                CLASS II SHARES

For the Fiscal                                                                                                         Socially
Year Ended           International  Large Cap    Mid Cap    Small Cap  International Large Cap   Mid Cap   Small Cap  Responsible
October 31, 1999      Growth Fund  Growth Fund Growth Fund Growth Fund  Value Fund   Value Fund Value Fund Value Fund    Fund
----------------     ------------- ----------- ----------- ----------- ------------- ---------- ---------- ---------- -----------
PER SHARE DATA
Net asset value
at beginning of
year............        $10.00       $10.00      $10.00      $10.00       $10.00       $10.00     $10.00     $10.00     $10.00
                     ---------------------------------------------------------------------------------------------------------
Income (loss)
from investment
operations:
 Net investment
 income (loss)..          0.15         0.04        0.01       (0.04)        0.10         0.14       0.11       0.14       0.14
 Net realized
 and unrealized
 gain (loss) on
 securities.....          1.39         3.60        0.33        4.27         4.36         1.39       1.94      (0.73)      2.15
                     ---------------------------------------------------------------------------------------------------------
 Total income
 (loss) from
 investment
 operations.....          1.54         3.64        0.34        4.23         4.46         1.53       2.05      (0.59)      2.29
                     ---------------------------------------------------------------------------------------------------------
Distributions:
 Distributions
 from net
 investment
 income.........         (0.01)       (0.04)      (0.01)          -        (0.01)       (0.14)     (0.10)     (0.14)     (0.14)
 Distributions
 from net
 realized gain
 on securities..             -            -           -           -            -            -          -          -          -
                     ---------------------------------------------------------------------------------------------------------
 Total
 distributions..         (0.01)       (0.04)      (0.01)          -        (0.01)       (0.14)     (0.10)     (0.14)     (0.14)
                     ---------------------------------------------------------------------------------------------------------
Net asset value
at end of
period..........        $11.53       $13.60      $10.33      $14.23       $14.45       $11.39     $11.95      $9.27     $12.15
                     ---------------------------------------------------------------------------------------------------------
TOTAL RETURN....         15.41 %      36.40 %      3.39 %     42.30 %      44.61 %      15.35 %    20.53 %    (5.92)%    22.99 %
                     ---------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of
expenses to
average net
assets..........          1.03 %       0.73 %      0.67 %      1.03 %       0.92 %       0.68 %     0.92 %     0.86 %     0.43 %
Ratio of
expenses to
average net
assets before
expense
reductions......          2.50 %       2.03 %      2.25 %      2.34 %       2.48 %       2.07 %     2.27 %     2.44 %     1.77 %
Ratio of net
investment
income (loss) to
average net
assets..........          1.44 %       0.29 %      0.07 %     (0.33)        0.75 %       1.32 %     0.88 %     1.53 %     1.25 %
Portfolio
turnover rate...            91 %         65 %        25 %       128 %         32 %         66 %      177 %       91 %       24 %
Number of shares
outstanding at
end of period
(000's).........           128          118         126         122          120          124        122        132        127
Net assets at
end of period
(000's).........        $1,474       $1,601      $1,300      $1,731       $1,739       $1,416     $1,457     $1,228     $1,537

------------------------------------------------------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS - CONTINUED       123
Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                           CLASS II SHARES CONTINUED

For the Fiscal                                                                             Growth       Moderate     Conservative
Year Ended           Balanced  High Yield  Strategic  Domestic     Core      Money Market Lifestyle      Growth         Growth
October 31, 1999       Fund    Bond Fund   Bond Fund  Bond Fund  Bond Fund       Fund       Fund     Lifestyle Fund Lifestyle Fund
----------------     --------  ----------  ---------  ---------  ---------   ------------ ---------  -------------- --------------
PER SHARE DATA
Net asset value
at beginning of
year............      $10.00     $10.00     $10.00     $10.00      $10.00        $1.00     $10.00        $10.00         $10.00
                     ---------------------------------------------------------------------------------------------------------
Income (loss)
from investment
operations:
 Net investment
 income (loss)..        0.26       0.86       0.71       0.53        0.52         0.05       0.07          0.13           0.21
 Net realized
 and unrealized
 gain (loss) on
 securities.....        1.36      (0.57)     (0.45)     (0.62)      (0.55)           -       1.90          1.38           1.02
                     ---------------------------------------------------------------------------------------------------------
 Total income
 (loss) from
 investment
 operations.....        1.62       0.29       0.26      (0.09)      (0.03)        0.05       1.97          1.51           1.23
                     ---------------------------------------------------------------------------------------------------------
Distributions:
 Distributions
 from net
 investment
 income.........       (0.26)     (0.86)     (0.71)     (0.53)      (0.52)       (0.05)     (0.06)        (0.12)         (0.20)
 Distributions
 from net
 realized gain
 on securities..           -          -          -          -           -            -          -             -              -
                     ---------------------------------------------------------------------------------------------------------
 Total
 distributions..       (0.26)     (0.86)     (0.71)     (0.53)      (0.52)       (0.05)     (0.06)        (0.12)         (0.20)
                     ---------------------------------------------------------------------------------------------------------
Net asset value
at end of
period..........      $11.36      $9.43      $9.55      $9.38       $9.45        $1.00     $11.91        $11.39         $11.03
                     ---------------------------------------------------------------------------------------------------------
TOTAL RETURN....       16.22 %     2.74 %     2.67 %    (0.92)%     (0.25)%       4.79 %    19.72 %       15.17 %        12.27 %
                     ---------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of
expenses to
average net
assets..........        0.70 %     0.88 %     0.78 %     0.66 %      0.68 %       0.43 %     0.10 %        0.10 %         0.10 %
Ratio of
expenses to
average net
assets before
expense
reductions......        2.34 %     1.35 %     2.25 %     2.23 %      1.05 %       1.10 %     0.10 %        0.10 %         0.10 %
Ratio of net
investment
income (loss) to
average net
assets..........        2.36 %     8.84 %     7.26 %     5.51 %      5.45 %       4.68 %     0.62 %        1.25 %         2.01 %
Portfolio
turnover rate...          62 %       72 %      183 %       98 %       469 %        N/A          9 %          11 %           10 %
Number of shares
outstanding at
end of period
(000's).........         128      6,630        134        153      34,645        4,669        126           126            127
Net assets at
the end of
period (000's)..      $1,452    $62,506     $1,283     $1,432    $327,384       $4,669     $1,496        $1,440         $1,404

------------------------------------------------------------------------------------------------------------------------------

 124                     REPORT OF INDEPENDENT AUDITORS
TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
AMERICAN GENERAL SERIES PORTFOLIO COMPANY 2

We have audited the accompanying statements of assets and liabilities, including the Schedule of Investments of Stock Index Fund, Mid Cap Index Fund, Small Cap Index Fund, International Growth Fund, Large Cap Growth Fund, Mid Cap Growth Fund, Small Cap Growth Fund, International Value Fund, Large Cap Value Fund, Mid Cap Value Fund, Small Cap Value Fund, Socially Responsible Fund, Balanced Fund, High Yield Bond Fund, Strategic Bond Fund, Domestic Bond Fund, Core Bond Fund, Municipal Bond Fund, Money Market Fund, Municipal Money Market Fund, Growth Lifestyle Fund, Moderate Growth Lifestyle Fund, and Conservative Growth Lifestyle Fund (such Funds comprising the American General Series Portfolio Company 2) as of October 31, 1999. We have also audited for each of the Funds the related statement of operations for the year ended October 31, 1999, the statement of changes in net assets for the year ended October 31, 1999 and for the period from October 7, 1998 (inception) to October 31, 1998, and the financial highlights for the year ended October 31, 1999. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds comprising the American General Series Portfolio Company 2 at October 31, 1999, the results of their operations and the changes in their net assets for the periods identified above, and the financial highlights for the year ended October 31, 1999, in conformity with generally accepted accounting principles.

                   ERNST & YOUNG LLP

Houston, Texas
December 13, 1999

--------------------------------------------------------------------------------

                                                              125
                  AMERICAN GENERAL SERIES PORTFOLIO COMPANY 2

BOARD OF TRUSTEES                  Jacobs Asset Management               Donna L. Hathaway,
Kent E. Barrett                    200 East Broward Boulevard            Assistant Controller
Judith L. Craven                   Suite 1920                            Heriberto R. Valdez,
Timothy J. Ebner                   Fort Lauderdale, Florida 33301        Assistant Controller
Gustavo E. Gonzales, Jr.
Norman Hackerman                   Neuberger Berman Management Inc.
Alice T. Kane                      605 Third Avenue,
John W. Lancaster                  Second Floor
Ben H. Love                        New York, New York 10158-0180
John E. Maupin, Jr.
F. Robert Paulsen                  State Street Global Advisors
R. Miller Upton                    2 International Place
Thomas L. West, Jr.                Boston, Massachusetts 02110

DISTRIBUTOR                        INDEPENDENT AUDITORS
American General                   Ernst & Young LLP
Distributors, Inc.                 1221 McKinney
2929 Allen Parkway                 Houston, Texas 77010
Houston, Texas 77019

CUSTODIAN                          SHAREHOLDER SERVICE AGENT
State Street Bank                  National Financial Data Services, Inc.
and Trust Company                  330 West 9th Street
225 Franklin Street                Kansas City, Missouri 64105
Boston, Massachusetts 02110

INVESTMENT ADVISER                 OFFICERS
The Variable Annuity Life          Thomas L. West, Jr.,
Insurance Company (VALIC)           Chairman
2929 Allen Parkway                 Alice T. Kane,
Houston, Texas 77019                President
                                   Kent E. Barrett,
INVESTMENT SUB-ADVISERS             Executive Vice President
American General                   Peter V. Tuters,
Investment Management, L.P.         Senior Investment Officer
2929 Allen Parkway                 Pauletta P. Cohn,
Houston, Texas 77019                Vice President
                                   Teresa S. Moro,
Brown Capital Management, Inc.      Vice President and Investment Officer
1201 N. Calvert Street             Maruti D. More,
Baltimore, Maryland 21202           Vice President - Investments
                                   William Trimbur, Jr.,
Capital Guardian Trust Company      Vice President and Investment Officer
333 South Hope Street              Cynthia A. Toles,
Los Angeles, California 90071       Vice President and Secretary
                                   Nori L. Gabert,
Fiduciary Management                Vice President and Assistant Secretary
Associates, Inc.                   Cynthia A. Gibbons,
55 West Monroe Street Suite 2550    Assistant Vice President
Chicago, Illinois 60603            Gregory R. Seward,
                                    Treasurer
Goldman Sachs Asset Management     Jaime M. Sepulveda,
One New York Plaza                  Assistant Treasurer
New York, New York 10004           Gregory R. Kingston,
                                    Assistant Treasurer
J.P. Morgan Investment             Kathyrn A. Pearce,
Management Inc.                     Controller
522 Fifth Avenue
New York, New York 10036


 This report is for the information of the shareholders of American General Series Portfolio Company 2. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

 If you would like further information about the material or products issued by American General, please contact your account representative.

 "Standard & Poor's(R)", "Standard & Poor's Mid Cap 400 Index" and "S&P 500(R)" are trademarks of Standard & Poor's Corporation. The Stock Index Fund and Mid Cap Index Fund are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the funds. The Russell 2000(R) Index is a trademark/service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company.

TAX INFORMATION (unaudited)
In order to meet certain requirements of the Internal Revenue Code ("Code"), we are advising you that the dividends paid by Municipal Bond Fund and Municipal Money Market Fund during the fiscal year ended October 31, 1999 are tax exempt-interest dividends, as defined by the Code.

--------------------------------------------------------------------------------

AMERICAN GENERAL SERIES PORTFOLIO COMPANY 2                         Bulk Rate
                                                                  U.S. Postage
P.O. Box 3206                                                         PAID
Houston, Texas 77253-3206                                        Permit No. 6748
                                                                 Houston, Texas






AMERICAN
   GENERAL
   FINANCIAL GROUP